UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08360

GUINNESS ATKINSON FUNDS
(Exact name of registrant as specified in charter

21550 Oxnard Street, Suite 750
Woodland Hills, CA 91367
(Address of principal executive offices) (Zip code)

James J. Atkinson Jr.
21550 Oxnard Street, Suite 750
Woodland Hills, CA 91367
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 915-6566

Date of fiscal year end: December 31

Date of reporting period: June 30, 2008

Item 1. Proxy Voting Record.

Guinness Atkinson Alternativer Energy Funds
Proxy Voting Record July 1, 2007 - June 30, 2008

Company Name	Meeting Date	Shares Voted	Issuer or Security Holder Proposal	Cusip/Sedol	Ticker

Westport	7/19/2007	769,746		2956811	WPT CN

Vote	MRV	Proposal

-	for	Elect 8 directors	Issuer

-	for	Approve KPMG LLP as Auditors and Authorize Board to Fix Remuneration of Auditors	Issuer

Company Name	Meeting Date	Shares Voted	Issuer or Security Holder Proposal	Cusip/Sedol	Ticker

ETON	8/2/2007	96,000		B06BMV1	3452 TT

Vote	MRV	Proposal

for	for	Approve Investment in Adema Technologies Inc.	Issuer

for	for	Approve Issuance of Shares for a Private Placement	Issuer

Company Name	Meeting Date	Shares Voted	Issuer or Security Holder Proposal	Cusip/Sedol	Ticker

Solon	8/29/2007	65,578		7450738	SOO1 GR

Vote	MRV	Proposal

for	for	Approve Allocation of Income and Omission of Dividends	Issuer

for	for	Approve Discharge of Management Board for Fiscal 2006	Issuer

for	for	Approve Discharge of Supervisory Board for Fiscal 2006	Issuer

for	for	Ratify PKF Pannell Kerr Forster GmbH as Auditors for Fiscal 2007	Issuer

for	for	Approve Creation of EUR 4.8 Million Pool of Capital without Preemptive Rights	Issuer

for	for	Amend 2000 Stock Option Plan; Increase Corresponding Pool of Capital	Issuer

against	for
Approve Issuance of Convertible Bonds and/or Bonds with Warrants Attached without Preemptive Rights up to Aggregate Nominal Amount of EUR 300 Million; Approve Creation of EUR 2.6 Million Pool of Capital to Guarantee Conversion Rights
Issuer

for	for	Approve Affiliation Agreement with Subsidiary SOLON Solar Investment GmbH	Issuer

for	for	Amend Articles Re: Allow Electronic Distribution of Company Communication	Issuer

for	for	Authorize Share Repurchase Program and Reissuance or Cancellation of Repurchased Shares	Issuer

Company Name	Meeting Date	Shares Voted	Issuer or Security Holder Proposal	Cusip/Sedol	Ticker

ITM	9/12/2007	610,000		B0130H4	ITM LN

Vote	MRV	Proposal

for	for	Accept Financial Statements and Statutory Reports
Issuer
for	for	Re-elect 2 directors
Issuer
for	for	Reappoint Deloitte & Touche LLP as Auditors and Authorise the Board to Determine Their Remuneration
Issuer
for	for	Authorise Issue of Equity or Equity-Linked Securities with Pre-emptive Rights up to Aggregate Nominal Amount of GBP 1,145,063.25
Issuer
for	for	Subject to the Passing of the Previous Resolution, Authorise Issue of Equity or Equity-Linked Securities without Pre-emptive Rights up to Aggregate Nominal Amount of GBP 510,493.68
Issuer
for	for	Authorise 10,209,873 Ordinary Shares for Market Purchase
Issuer
for	for	Authorise the Company to Use Electronic Communications
Issuer
for	for	Amend Articles of Association

Company Name	Meeting Date	Shares Voted	Issuer or Security Holder Proposal	Cusip/Sedol	Ticker

China Sunergy	9/18/2007	175,700		B1XGX35	CSUN US

Vote	MRV	Proposal

for	for	To amend the company's share incentive plan	Issuer

Company Name	Meeting Date	Shares Voted	Issuer or Security Holder Proposal	Cusip/Sedol	Ticker

S. A. G. Solarstrom	9/19/2007	226,966		5662115	SAG GR

Vote	MRV	Proposal

for	for	Approve Discharge of Management Board Members Uwe Ilgemann and Markus Ziener for Fiscal 2006; Approve Withholding Discharge of Management Board Member Benedikt Ortmann for Fiscal 2006	Issuer

for	for	Approve Discharge of Supervisory Board for Fiscal 2006	Issuer

for	for	Ratify Ernst & Young AG as Auditors for Fiscal 2007	Issuer

for	for	Elect Karl Kuhlmann to the Supervisory Board; Elect Carsten Mueller as Alternate Supervisory Board Member	Issuer

for	for	Amend Articles Re: Participation at General Meeting	Issuer

Company Name	Meeting Date	Shares Voted	Issuer or Security Holder Proposal	Cusip/Sedol	Ticker

Quantum Fuel Systems	9/28/2007	1,432,152		2962410	QTWW US

Vote	MRV	Proposal

for	for	Elect 3 directors	Issuer

for	for	Approve the amendment to the certificate of incorporation increasing the number of authorized shares of commons stock from 100,000,000 to 250,000,000	Issuer

for	for	To ratify the appointment of Ernst & Young, LLP as Quantum's independent auditors for fiscal year ending April 30, 2008.	Issuer

Company Name	Meeting Date	Shares Voted	Issuer or Security Holder Proposal	Cusip/Sedol	Ticker

Ocean Power	10/5/2007	14,663		B1W4FV2	OPT LN

Vote	MRV	Proposal

for	for	Elect 5 directors	Issuer

for	for	Ratify auditors	Issuer

Company Name	Meeting Date	Shares Voted	Issuer or Security Holder Proposal	Cusip/Sedol	Ticker

Natural Fuel	11/28/2007	539,000		B1L5WH1	NFL AU

Vote	MRV	Proposal

for	for	Accept Financial Statements and Statutory Reports for the Financial Year Ended June 30, 2007	Issuer

for	for	Approve Remuneration Report for the Financial Year Ended June 30, 2007	Issuer

for	for	Elect 2 Directors	Issuer

Guinness Atkinson Alternative Energy Fund

Meeting Date Range: July 1, 2007 - June 30, 2008

Selected Accounts

CAROTECH BHD
						Annual General Meeting
Cusip/Sedol:	B07DQ69		Meeting Type:

Ticker:	CARO MK		Meeting Date:			27-Nov-2007

ISIN	MYQ0076OO008		Vote Deadline Date:			19-Nov-2007

Agenda	701402341	Management	Total Ballot Shares:			1005100

Last Vote Date:	22-Nov-2007

Item	Proposal	Recommendation	For	Against	Abstain	Take No Action

1	Receive and adopt the audited financial statements for the	For	1005100	0	0	0
	YE 30 JUN 2007 together with the reports of the Directors
	and the Auditors
2	Approve the payment of the Directors fees of MYR	For	1005100	0	0	0
	174,000.00 for the YE 30 JUN 2007
3	Re-elect Mr. Y. M. Raja Shamsul Kamal Bin Raja	For	1005100	0	0	0
	Shahruzzaman, who retires pursuant to the Article 84 of the
	Company's Articles of Association
4	Re-elect Mr. Ho Sue San @ David Ho Sue San, who retires	For	1005100	0	0	0
	pursuant to Article 84 of the Company's Articles of
	Association
5	Re-elect Messrs. KPMG as the Auditors of the Company	For	1005100	0	0	0
	and authorize the Directors to fix their remuneration
6	Authorize the Directors, pursuant to Section 132D of the	For	1005100	0	0	0
	Act, to allot and issue Shares in the capital of the Company
	from time to time and upon such terms and conditions and
	for such purposes as the Directors may deem fit provided
	that the aggregate number of Shares to be issued pursuant
	to this resolution does not exceed 10% of the issued share
	capital of the Company for the time being and to obtain the
	approval for the listing of and quotation for the additional
	Shares so issued on the Bursa Malaysia Securities Berhad
	and other relevant authorities where such approval is
	necessary; [Authority expires at the conclusion of the next
	AGM of the Company]
7	Authorize the Company and/or its subsidiaries, subject to	For	1005100	0	0	0
	the Listing Requirements of Bursa Malaysia Securities
	Berhad for MESDAQ Market, to enter into recurrent related
	party transactions [RRPTs] of a revenue or trading nature
	with Hovid Berhad as specified, subject to the following: i)
	the RRPTs are: a) necessary for the day-to-day operations;
	b) undertaken in the ordinary course of business and at
	arm's length basis and are on terms not more favourable to
	the related parties than those generally available to the
	public; and c) are not detrimental to the shareholders of the
	Company; and ii) the disclosure is made in the Annual
	Report of the Company of the aggregate value of the
	RRPTs based on the type of transactions, the names of the
	related parties and their relationship with the Company
	pursuant to the proposed shareholders' mandate for RRPTs
	during the FY and in the Annual Report of the Company in
	the subsequent year during which the proposed
	shareholders' mandate for RRPTs is in force; and [Authority
	expires the earlier of the conclusion of the next AGM of the
	Company or the expiration of the period within which the
	next AGM after that date is required to be held pursuant to
	Section 143(1) of the Companies Act, 1965 [Act] [but shall
	not extend to such extension as may be allowed pursuant to
	Section 143(2) of the Act]; and authorize the Directors of the
	Company to complete and do all such acts and things as
	they may consider expedient or necessary [including
	executing such documents as may be required] to give
	effect to the RRPTs contemplated and/or authorized by this
	Ordinary Resolution
8	Authorize the Company and/or its subsidiaries, subject to	For	1005100	0	0	0
	the Listing Requirements of Bursa Malaysia Securities
	Berhad for MESDAQ Market, to enter into recurrent related
	party transactions [RRPTs] of a revenue or trading nature
	with Future Express as specified, subject to the following: i)
	the RRPTs are: a) necessary for the day-to-day operations;
	b) undertaken in the ordinary course of business and at
	arm's length basis and are on terms not more favourable to
	the related parties than those generally available to the
	public; and c) are not detrimental to the shareholders of the
	Company; and ii) the disclosure is made in the Annual
	Report of the Company of the aggregate value of the
	RRPTs based on the type of transactions, the names of the
	related parties and their relationship with the Company
	pursuant to the proposed shareholders' mandate for RRPTs
	during the FY and in the Annual Report of the Company in
	the subsequent year during which the Proposed
	Shareholders' Mandate for RRPTs is in force; and [Authority
	expires the earlier of the conclusion of the next AGM of the
	Company or the expiration of the period within which the
	next AGM after that date is required to be held pursuant to
	Section 143(1) of the Companies Act, 1965 [Act] [but shall
	not extend to such extension as may be allowed pursuant to
	Section 143(2) of the Act]; and authorize the Directors of the
	Company to complete and do all such acts and things as
	they may consider expedient or necessary [including
	executing such documents as may be required] to give
	effect to the RRPTs contemplated and/or authorized by this
	Ordinary Resolution
9	Authorize the Company and/or its subsidiaries, subject to	For	1005100	0	0	0
	the Listing Requirements of Bursa Malaysia Securities
	Berhad for MESDAQ Market, to enter into recurrent related
	party transactions [RRPTs] of a revenue or trading nature
	with CLB as specified, subject to the following: i) the RRPTs
	are: a) necessary for the day-to-day operations; b)
	undertaken in the ordinary course of business and at arm's
	length basis and are on terms not more favourable to the
	related parties than those generally available to the public;
	and c) are not detrimental to the shareholders of the
	Company; and ii) the disclosure is made in the Annual
	Report of the Company of the aggregate value of the
	RRPTs based on the type of transactions, the names of the
	related parties and their relationship with the Company
	pursuant to the Proposed Shareholders' Mandate for
	RRPTs with CLB during the FY and in the Annual Report of
	the Company in the subsequent year during which the
	proposed shareholders' mandate for RRPTs with CLB is in
	force; and [Authority expires the earlier of the conclusion of
	the next AGM of the Company or the expiration of the
	period within which the next AGM after that date is required
	to be held pursuant to Section 143(1) of the Companies Act,
	1965 [Act] [but shall not extend to such extension as may
	be allowed pursuant to Section 143(2) of the Act]; and
	authorize the Directors of the Company to complete and do
	all such acts and things as they may consider expedient or
	necessary [including executing such documents as may be
	required] to give effect to the RRPTs contemplated and/or
	authorized by this Ordinary Resolution
10	Transact any other business	None		Non Voting

AGRI ENERGY LTD

Cusip/Sedol:	6232506		Meeting Type:			Annual General Meeting

Ticker:	AAE AU		Meeting Date:			28-Nov-2007

ISIN	AU000000AAE5		Vote Deadline Date:			20-Nov-2007

Agenda	701396928	Management	Total Ballot Shares:			0

Last Vote Date:	22-Nov-2007

Item	Proposal	Recommendation	For	Against	Abstain	Take No Action

1	Receive the financial report of the Company and its	None		Non Voting
	controlled entities together with the related Directors' and
	the Auditor's reports for the FYE 30 JUN 2007
2	Adopt the remuneration report of the Company and its	For	0	0	0	0
	controlled entities for the YE 30 JUN 2007
3	Re-elect Mr. David Lymburn as a Director of the Company,	For	0	0	0	0
	who retires by rotation in accordance with Clause 7.3 of the
	Company's Constitution
4	Re-elect Mr. Timothy Lagdon as a Director of the Company,	For	0	0	0	0
	who retires in accordance with Clause 7.3 of the Company's
	Constitution
5	Approve and adopt the Agri Energy Employee Benefits Plan	For	0	0	0	0
	[the Plan], the terms and conditions as specified, effective
	immediately and approve the issue of options, performance
	rights and shares under the Plan as an exception to ASX
	Listing Rule 7.1

GEODYNAMICS LTD

Cusip/Sedol:	6546218		Meeting Type:			Annual General Meeting

Ticker:	GDY AU		Meeting Date:			28-Nov-2007

ISIN	AU000000GDY4		Vote Deadline Date:			20-Nov-2007

Agenda	701395243	Management	Total Ballot Shares:			312328

Last Vote Date:	22-Nov-2007

Item	Proposal	Recommendation	For	Against	Abstain	Take No Action

1	Receive the financial report, including the Directors'	None		Non Voting
	declaration, for the YE 30 JUN 2007 and the related
	Directors' report and the audit report
2	Adopt the remuneration report for the FYE 30 JUN 2007	For	312328	0	0	0
3	Re-elect Mr. Andrew Stock as a Director who retires by	For	312328	0	0	0
	rotation in accordance with Article 14.4 of the Company's
	Constitution
4	Re-elect Mr. Robert Flew as a Director retires by rotation in	For	312328	0	0	0
	accordance with Article 14.4 of the Company's Constitution
5	Re-elect Dr. Jack Hamilton as a Director	For	312328	0	0	0
6	Approve, for the purpose of Listing Rule 10.14, to grant,	For	312328	0	0	0
	under the Geodynamics Employees Incentive Option Plan,
	of 300,000 Options to Mr. Gerry Grove-White as specified
7	Approve, pursuant to Article 14.15 of the Company's	For	312328	0	0	0
	Constitution, to increase the maximum aggregate
	remuneration of the Non-Executive Directors for their
	services as the Non-Executive Directors, for the years from
	and including the year commencing 01 JUL 2007 to AUD
	700,000 per annum and divided among the Directors as
	specified

NATURAL FUEL LTD, SUBIACO WA

Cusip/Sedol:	B1L5WH1		Meeting Type:			Annual General Meeting

Ticker:	NFL AU		Meeting Date:			28-Nov-2007

ISIN	AU000000NFL2		Vote Deadline Date:			20-Nov-2007

Agenda	701398869	Management	Total Ballot Shares:			4018737

Last Vote Date:	22-Nov-2007

Item	Proposal	Recommendation	For	Against	Abstain	Take No Action

1	Receive and approve the financial report of the Company	For	4018737	0	0	0
	and the reports of the Directors and Auditors for the YE 30
	JUN 2007
2	Approve the remuneration report for the YE 30 JUN 2007	For	4018737	0	0	0
3	Re-elect Mr. Richard Selwood as a Director of the	For	4018737	0	0	0
	Company, who retires under Rule 3.3 of the Company's
	Constitution,
4	Elect Mr. Noel Winzer as a Director of the Company	For	4018737	0	0	0

RENEWABLE POWER & LIGHT PLC, LONDON

Cusip/Sedol:	B1FSD06		Meeting Type:			ExtraOrdinary General Meeting

Ticker:	RPL LN		Meeting Date:			29-Nov-2007

ISIN	GB00B1FSD063		Vote Deadline Date:			21-Nov-2007

Agenda	701404117	Management	Total Ballot Shares:			0

Last Vote Date:	22-Nov-2007

Item	Proposal	Recommendation	For	Against	Abstain	Take No Action

1	Approve, in accordance with Section 168 of the Companies	For	0	0	0	0
	Act 2006, to remove Mr. Timothy Patrick Hunstad from the
	office of the Director of the Company with immediate effect
2	Approve, in accordance with Section 168 of the Companies	For	0	0	0	0
	Act 2006, to remove Mr. Alexander Scott Lambie from the
	office of the Director of the Company with immediate effect
3	Approve, in accordance with Section 168 of the Companies	For	0	0	0	0
	Act 2006, to remove Mr. Mark Robert Draper from the office
	of the Director of the Company with immediate effect
4	Approve, in accordance with Section 168 of the Companies	For	0	0	0	0
	Act 2006, to remove Mr. Victor James Fryling from the office
	of the Director of the Company with immediate effect
5	Approve, in accordance with Section 168 of the Companies	For	0	0	0	0
	Act 2006, to remove Mr. Michael Gainey Reynolds from the
	office of the Director of the Company with immediate effect
6	Approve, in accordance with Section 168 of the Companies	For	0	0	0	0
	Act 2006, to remove Mr. Donald Lee Verbick from the office
	of the Director of the Company with immediate effect
7	Appoint Mr. David McCarten Lewis as a Director of the	For	0	0	0	0
	Company, in accordance with Section 168 of the
	Companies Act 2006 with immediate effect
8	Appoint Mr. David Edward Thomas Pinkman as a Director	For	0	0	0	0
	of the Company, in accordance with Section 168 of the
	Companies Act 2006 with immediate effect

GEODYNAMICS LTD

Cusip/Sedol:	6546218		Meeting Type:			ExtraOrdinary General Meeting

Ticker:	GDY AU		Meeting Date:			19-Dec-2007

ISIN	AU000000GDY4		Vote Deadline Date:			11-Dec-2007

Agenda	701413320	Management	Total Ballot Shares:			312328

Last Vote Date:	05-Dec-2007

Item	Proposal	Recommendation	For	Against	Abstain	Take No Action

1	PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.	None		Non Voting
2	Approve, for the purposes of ASX Listing Rule 10.1 and for	For	312328	0	0	0
	all other purposes, the proposed farmin by the Origin
	Energy Limited group to 30% of certain assets of the
	Company including its South Australian geothermal
	tenements and Lighting drilling rig as specified

OESTERREICHISCHE ELEKTRIZITAETSWIRTSCHAFTS-AG (VER

Cusip/Sedol:	4661607		Meeting Type:			Annual General Meeting

Ticker:	VER AV		Meeting Date:			26-Mar-2008

ISIN	AT0000746409		Vote Deadline Date:			13-Mar-2008

Agenda	701477273	Management	Total Ballot Shares:			67920

Last Vote Date:	10-Mar-2008

Item	Proposal	Recommendation	For	Against	Abstain	Take No Action

1	PLEASE NOTE THAT THIS IS AN AMENDMENT TO	None		Non Voting
	MEETING ID 448216 DUE TO CHANGE IN VOTING
	STATUS. ALL VOTES RECEIVED ON THE PREVIOUS
	MEETING WILL BE DISREGARDED AND YOU WILL
	NEED TO REINSTRUCT ON THIS MEETING NOTICE.
	THANK YOU.
2	Receive the annual report, report orf the Management	None		Non Voting
	Board and the Supervisory Board for the FY 2007
3	Approve the allocation of the net income	For	67920	0	0	0
4	Approve the actions of the Board of Directors and the	For	67920	0	0	0
	Supervisory Board for the FY 2007
5	Elect the Supervisory Board Member	For	67920	0	0	0
6	Approve the remuneration for the Supervisory Board	For	67920	0	0	0
7	Elect the Auditor for the FY 2008	For	67920	0	0	0
8	Authorize the Management Board on the purchase of own	For	67920	0	0	0
	shares due par 65

VESTAS WIND SYSTEMS A/S, RANDERS

Cusip/Sedol:	5964651		Meeting Type:			Annual General Meeting

Ticker:	VWS DC		Meeting Date:			02-Apr-2008

ISIN	DK0010268606		Vote Deadline Date:			20-Mar-2008

Agenda	701487907	Management	Total Ballot Shares:			53515

Last Vote Date:	20-Mar-2008

Item	Proposal	Recommendation	For	Against	Abstain	Take No Action

1	IMPORTANT MARKET PROCESSING REQUIREMENT: A	None		Non Voting
	BENEFICIAL OWNER SIGNED POWER OF ATTORNEY
	(POA) IS REQUIRED IN ORDER TO LODGE AND
	EXECUTE YOUR VOTING INSTRUCTIONS IN THIS
	MARKET. ABSENCE OF A POA, MAY CAUSE YOUR
	INSTRUCTIONS TO BE REJECTED. IF YOU HAVE ANY
	QUESTIONS, PLEASE CONTACT YOUR CLIENT
	SERVICE REPRESENTATIVE
2	Receive the report from the Board of Directors on the	None		Non Voting
	Company's activities during the past year
3	Adopt the annual report	For	53515	0	0	0
4	Approve to apply annual report of DKK 275m as follows:	For	53515	0	0	0
	transfer to reserve for the revaluation according to the
	equity method-DKK 287m; dividend-DKK 0m and retained
	earnings DKK-(12)m
5	Re-elect Mr. Bent Erik Carlsen as a Member of the Board of	For	53515	0	0	0
	Directors
6	Elect Mr. Torsten Erik Rasmussen as a Member of the	For	53515	0	0	0
	Board of Directors
7	Elect Mr. Arne Pedersen as a Member of the Board of	For	53515	0	0	0
	Directors
8	Elect Mr. Freddy Frandsen as a Member of the Board of	For	53515	0	0	0
	Directors
9	Elect Mr. Jorgen Huno Rasmussen as a Member of the	For	53515	0	0	0
	Board of Directors
10	Elect Mr. Jorn Ankaer Thomsen as a Member of the Board	For	53515	0	0	0
	of Directors
11	Elect Mr. Kurt Anker Nielsen as a Members of the Board of	For	53515	0	0	0
	Directors
12	Elect PricewaterhouseCoopers, Statsautoriseret	For	53515	0	0	0
	Revisionsaktieselskab and KPMG Statsautoriseret
	Revisionspartnerskab as the Auditors of the Company
13	Authorize the Board of Directors to let the Company acquire	For	53515	0	0	0
	treasury shares up to a total nominal value of 10% of the
	value of the Company's share capital at the time in the
	question, cf. Article 48 of the Danish Public Companies Act,
	in the period up until the next AGM; the payment for the
	shares must not deviate more than 10% from the closing
	price quoted at the OMX Nordic Exchange Copenhagen at
	the time of acquisition
14	Any other business	None		Non Voting

MAPLE ENERGY PLC, DUBLIN

Cusip/Sedol:	B1FRPX0		Meeting Type:			Annual General Meeting

Ticker:	MPLE LN		Meeting Date:			16-Apr-2008

ISIN	IE00B1FRPX03		Vote Deadline Date:			07-Apr-2008

Agenda	701509979	Management	Total Ballot Shares:			1200000

Last Vote Date:	07-Apr-2008

Item	Proposal	Recommendation	For	Against	Abstain	Take No Action

1	Re-appoint Ernst & Young as the Auditors of the Company	For	1200000	0	0	0
	to hold office until the conclusion of the next AGM at which
	accounts are laid before the Company and authorize the
	Directors to agree the remuneration of the Auditors
2	Re-elect Mr. Jack W. Hanks as a Director, who retire by	For	1200000	0	0	0
	rotation in accordance with Article 87 of the Company's
	Articles of Association
3	Re-elect Mr. Rex W. Canon as a Director, who retire by	For	1200000	0	0	0
	rotation in accordance with Article 87 of the Company's
	Articles of Association
4	Authorize the Directors, for the purposes of Section 20 of	For	1200000	0	0	0
	the Companies [Amendment] Act 1983 [the 1983 Act] to
	exercise all the powers of the Company to allot and issue
	relevant securities [as specified] up to an aggregate nominal
	amount of USD 270,712 and [00/100 US Dollars] to allot
	and issue any shares purchased by the Company pursuant
	to the provisions of the Companies Act 1990 [the 1990 Act]
	and held as treasury shares; [Authority expires the earlier of
	the conclusion of the AGM of the Company or 15 months];
	and the Directors may allot and issue such securities in
	pursuance of any such offer or agreement as if the authority
	conferred hereby had not expired]
5	Authorize the Directors pursuant to Section 24 of the 1983	For	1200000	0	0	0
	act to allot equity securities [as specified] for cash pursuant
	to the authority conferred by resolution 3 above, as if Sub-
	Section [1] of the said Section 23 did not apply to any such
	allotment provided that the powers conferred by this
	resolution shall be limited to: (i) the exercise of any share
	options granted by the Company; (ii) an allotment of equity
	securities in connection with a right issue, for the purpose of
	this resolution, a Rights Issue [as specified] but subject to
	the Directors having a right to make such exclusions or
	other arrangements as they consider necessary or
	expedient in relation to fractional entitlements or legal or
	practical problems arising in any overseas territory, by virtue
	of the shares being represented by depository receipts or by
	the requirements of any regulatory body or stock exchange
	and (iii) the allotment of equity securities [including without
	limitation any shares purchased by the Company pursuant
	to the provisions of the 1990 Act and held as treasury
	shares] up to a maximum aggregate nominal value of 20%
	of the issued ordinary share capital at the close of business
	on the date of this meeting; [Authority expires the earlier of
	the conclusion of the AGM of the Company or 15 months];
	and the Directors may allot relevant securities after the
	expiry of this authority in pursuance of such an offer or
	agreement made prior to such expiry
6	Receive and approve the Directors' report and the audited	For	0	0	1200000	0
	accounts for the period ended 31 DEC 2007 together with
	the Auditors' report thereon

CLIPPER WINDPOWER PLC, LONDON

Cusip/Sedol:	B09H7Z5		Meeting Type:			Ordinary General Meeting

Ticker:	CWP LN		Meeting Date:			18-Apr-2008

ISIN	GB00B09H7Z56		Vote Deadline Date:			10-Apr-2008

Agenda	701508181	Management	Total Ballot Shares:			103758

Last Vote Date:	01-Apr-2008

Item	Proposal	Recommendation	For	Against	Abstain	Take No Action

1	Authorize the Directors, pursuant to Section 95 of the	For	103758	0	0	0
	Companies Act [Act], to allot equity securities [Section 94 of
	the Act including the sale of shares previously held as
	treasury shares with in the scope of Section 94(3A) thereof]
	for cash, pursuant to the authority granted pursuant to
	Section 80 of the Act on 30 MAY 2007, disapplying the
	statutory pre-emption rights [Section 89(1) and Section
	90(1) to (6)], provided that this power is limited to the
	allotment of equity securities or the sale of treasury shares,
	provided that this power shall be limited to the allotment of
	equity securities [or sale of treasury shares] up to the
	aggregate nominal amount of GBP 469,222 [4,692,220
	ordinary shares, representing approximately 4.33% of the
	issued and outstanding share capital of the Company];
	[Authority expires the earlier of the conclusion of the
	Company's next AGM to be held 2008]: and the Directors
	may allot equity securities or sell treasury shares after the
	expiry of this authority in pursuance of such an offer or
	agreement made prior to such expiry

GREENTECH ENERGY SYSTEMS A/S, KOBENHAVN

Cusip/Sedol:	5411555		Meeting Type:			Annual General Meeting

Ticker:	GES DC		Meeting Date:			23-Apr-2008

ISIN	DK0010240514		Vote Deadline Date:			10-Apr-2008

Agenda	701519780	Management	Total Ballot Shares:			119700

Last Vote Date:	07-Apr-2008

Item	Proposal	Recommendation	For	Against	Abstain	Take No Action

1	IMPORTANT MARKET PROCESSING REQUIREMENT: A	None		Non Voting
	BENEFICIAL OWNER SIGNED POWER OF ATTORNEY
	(POA) IS REQUIRED IN ORDER TO LODGE AND
	EXECUTE YOUR VOTING INSTRUCTIONS IN THIS
	MARKET. ABSENCE OF A POA, MAY CAUSE YOUR
	INSTRUCTIONS TO BE REJECTED. IF YOU HAVE ANY
	QUESTIONS, PLEASE CONTACT YOUR CLIENT
	SERVICE REPRESENTATIVE
2	Receive the Directors' report	For	0	0	119700	0
3	Approve the annual report	For	0	0	119700	0
4	Approve the treatment of of loss according to the annual	For	0	0	119700	0
	report
5	Elect Mr. Jens Kjelde Mors, Carsten Risvig Pedersen,	For	119700	0	0	0
	Jorgen Bendsen Poulsen, Erik Damgaard and Peter
	Hostgard Jensen as the Members of the Board of Directors
6	Approve the remuneration to the Board of Directors	For	119700	0	0	0
7	Amend the Article 4b of the Articles of the Association as	For	119700	0	0	0
	specified
8	Approve to incorporate the specified authorization as a new	For	119700	0	0	0
	Article 4C in the Articles of Association
9	Approve the general guidelines for incentive pay to the	For	119700	0	0	0
	Members of the Board of Directors and the Management of
	Greentech Energy Systems A/S and to incorporate the
	specified new provision as the Article 19 of the Articles of
	Association
10	Authorize the Board of Directors of the Company to acquire	For	119700	0	0	0
	treasury shares, whether to own or as collateral; see
	Section 48 of the Danish Public Companies Act; the
	consideration for such shares shall be the market price in
	force from time to time with a premium or a discount of up to
	10%; [Authority is valid until the next AGM] and for a
	maximum amount of 10% of the Company's issued share
	capital
11	Authorize the Chairman of the general meeting to make	For	119700	0	0	0
	such changes in and supplements to the matters adopted at
	the general meeting and the notification to the Danish
	Commerce and Companies Agency required by the
	Commerce and Companies Agency in connection with the
	registration of the amendments made
12	Re-appoint PricewaterhouseCoopers as the Auditor	For	119700	0	0	0

SOLAR MILLENNIUM AG, ERLANGEN

Cusip/Sedol:	B0FBSD6		Meeting Type:			Annual General Meeting

Ticker:	S2M GR		Meeting Date:			29-Apr-2008

ISIN	DE0007218406		Vote Deadline Date:			16-Apr-2008

Agenda	701499774	Management	Total Ballot Shares:			45425

Last Vote Date:	01-Apr-2008

Item	Proposal	Recommendation	For	Against	Abstain	Take No Action

1	AS A CONDITION OF VOTING, GERMAN MARKET	None		Non Voting
	REGULATIONS REQUIRE THAT YOU DISCLOSE
	WHETHER YOU HAVE A CONTROLLING OR PERSONAL
	INTEREST IN THIS COMPANY. SHOULD EITHER BE
	THE CASE, PLEASE CONTACT YOUR CLIENT SERVICE
	REPRESENTATIVE SO THAT WE MAY LODGE YOUR
	INSTRUCTIONS ACCORDINGLY. IF YOU DO NOT HAVE
	A CONTROLLING OR PERSONAL INTEREST, SUBMIT
	YOUR VOTE AS NORMAL. THANK YOU
2	PLEASE NOTE THAT THESE SHARES MAY BE	None		Non Voting
	BLOCKED DEPENDING ON SOME SUBCUSTODIANS'
	PROCESSING IN THE MARKET. PLEASE CONTACT
	YOUR CLIENT SERVICE REPRESENTATIVE TO OBTAIN
	BLOCKING INFORMATION FOR YOUR ACCOUNTS.
3	Presentation of the financial statements and annual report	None
	for the 2006/2007 FY with the report of the supervisor board
4	Resolution on the appropriation of the distributable profit of	For	45425	0	0	0
	EUR 26,675,143.19 as follows: the entire amount shall be
	carried forward
5	Ratification of the acts of the Board of Managing Director	For	45425	0	0	0
	Mr.Christian Beltle on an individual basis
6	Ratification of the acts of the Board of Managing Director	For	45425	0	0	0
	Mr. Mathias Drummer on an individual basis
7	Ratification of the acts of the Board of Managing Director	For	45425	0	0	0
	Mr. Henner Gladen on an individual basis
8	Ratification of the acts of the Board of Managing Director	For	45425	0	0	0
	Mr. Thomas Mayer on an individual basis
9	Ratification of the acts of the Supervisory Board Mr. Helmut	For	45425	0	0	0
	Pflaumer on an individual basis
10	Ratification of the acts of the Supervisory Board Mr. Michael	For	45425	0	0	0
	Fischer on an individual basis
11	Ratification of the acts of the Supervisory Board Mr. Hannes	For	45425	0	0	0
	Kuhn on an individual basis
12	Resolution on the Supervisory Board remuneration pursuant	For	45425	0	0	0
	to Section 18 of the Articles of Association each member of
	the Supervisory Board shall receive a fixed remuneration of
	EUR 10,000 plus an attendance fee of EUR 2,000 per
	meeting for the 2006/2007 FY
13	Appointment of Auditors for the 2007/2008 FY: S. Audit	For	45425	0	0	0
	GMBH, Cologne
14	Resolutions on the renewal of the authorized capital, and	For	45425	0	0	0
	the corresponding amendments to the Articles of
	Association, the existing authorized capital shall be
	revoked; the Board of Managing Directors shall be
	authorized, with the consent of the Supervisory Board, to
	increase the share capital by up to EUR 6,250,000 through
	the issue of new registered shares against payment in cash
	and/or kind, on or before 01 APR 2013.the Board of
	Managing Directors shall be authorized to decide upon the
	exclusion of shareholders. subscription rights, which would
	be permissible only for residual amounts, for the use of
	shares for acquisition purposes, for the issue of shares at a
	price not aterially below their market price , and insofar as a
	third party takes up the shares in order to offer them to the
	shareholders
15	Resolution on the authorization to issue conversion rights,	For	45425	0	0	0
	the creation of contingent capital, and the corresponding
	amendments to the Articles of Association; the Board of
	Managing Directors shall be authorized, with the consent of
	the supervisory Board, to issue bearer bonds of up to EUR
	350,000,000, having a term of up to 20 years and conferring
	a conversion right for new shares of the company, on or
	before 01 APR 2013, in so far as shareholders are granted
	subscription rights, the bonds may be taken up by financial
	institution who shall offer the bonds to the shareholders by
	way of indirect subscription rights. if the bonds are issued
	against payment in kind, shareholders; subscription rights
	shall be excluded; subscription rights shall also be excluded
	for the issue of bonds at a price not materially below their
	theoretical market value, as well as for residual amounts;
	the share capital shall be increased accordingly by up to
	EUR 6,250,000 through the issue of new registered shares,
	insofar as conversion rights are exercised [contingent
	capital 2008]
16	COUNTER PROPOSALS HAVE BEEN RECEIVED FOR	None		Non Voting
	THIS MEETING. A LINK TO THE COUNTER PROPOSAL
	INFORMATION IS AVAILABLE IN THE MATERIAL URL
	SECTION OF THE APPLICATION. IF YOU WISH TO ACT
	ON THESE ITEMS, YOU WILL NEED TO REQUEST A
	MEETING ATTEND AND VOTE YOUR SHARES AT THE
	COMPANYS MEETING.

CLIPPER WINDPOWER PLC, LONDON

Cusip/Sedol:	B09H7Z5		Meeting Type:			Ordinary General Meeting

Ticker:	CWP LN		Meeting Date:			06-May-2008

ISIN	GB00B09H7Z56		Vote Deadline Date:			24-Apr-2008

Agenda	701535900	Management	Total Ballot Shares:			103758

Last Vote Date:	21-Apr-2008

Item	Proposal	Recommendation	For	Against	Abstain	Take No Action

1	Approve to increase the authorized share capital of the	For	103758	0	0	0
	Company from GBP 15,000,000 to GBP 16,500,000 by the
	creation of 15,000,000 ordinary shares of GBP 0.10 each
	ranking pari passu in all respect with the existing ordinary
	shares of GBP 0.10 each in the capital of the Company
2	Authorize the Directors, subject to the passing of resolution	For	103758	0	0	0
	1 and in addition to the authority granted pursuant to
	Section 80 of the Companies Act 1985 [as amended] [the
	Act] by an ordinary resolution passed by the Company on
	30 MAY 2007, to allot relevant securities [within the
	meaning of that section] up to an aggregate nominal
	amount of GBP 1,500,000; [Authority expires at the
	conclusion of the AGM of the Company to be held in 2008];
	and the Directors may allot relevant securities after the
	expiry of this authority in pursuance of such an offer or
	agreement made prior to such expiry
3	Authorize the Directors of the Company [the Directors]	For	103758	0	0	0
	empowered for the purposes of Section 95 of the Act ["the
	period of the Section 95 power"] to allot equity securities [as
	defined, by Section 94 of the Act, including the sale of
	shares previously held as Treasury Shares within the scope
	of Section 94(3A) thereof] for cash pursuant to the authority
	granted pursuant to Section 80 of the Act by (i) an ordinary
	resolution passed by the Company on 30 MAY 2007 and (ii)
	by resolution 2 above [if passed] as if Section 89(1) and
	sub- section (1) to (6) of Section 90 of the Act did disapply
	to such allotment [or sale of Treasury Shares], provided that
	this power shall be limited to the allotment of equity
	securities [or sale of Treasury Shares] up to an aggregate
	nominal amount of GBP 1,872,642.70 or such greater
	aggregate nominal amount as is necessary to enable the
	Company to issue the Subscription Shares [as defined in
	the attached circular to Shareholders dated 10 APR
	2008[Authority expires until the date 15 months from the
	date of this resolution or until the conclusion of the
	Company's next AGM to be held in 2008]

WACKER CHEMIE AG, MUENCHEN

Cusip/Sedol:	B11Y568		Meeting Type:			Annual General Meeting

Ticker:	WCH GR		Meeting Date:			08-May-2008

ISIN	DE000WCH8881		Vote Deadline Date:			25-Apr-2008

Agenda	701509878	Management	Total Ballot Shares:			20350

Last Vote Date:	21-Apr-2008

Item	Proposal	Recommendation	For	Against	Abstain	Take No Action

1	AS A CONDITION OF VOTING, GERMAN MARKET	None		Non Voting
	REGULATIONS REQUIRE THAT YOU DISCLOSE
	WHETHER YOU HAVE A CONTROLLING OR PERSONAL
	INTEREST IN THIS COMPANY. SHOULD EITHER BE
	THE CASE, PLEASE CONTACT YOUR CLIENT SERVICE
	REPRESENTATIVE SO THAT WE MAY LODGE YOUR
	INSTRUCTIONS ACCORDINGLY. IF YOU DO NOT HAVE
	A CONTROLLING OR PERSONAL INTEREST, SUBMIT
	YOUR VOTE AS NORMAL. THANK YOU
2	PLEASE NOTE THAT THE TRUE RECORD DATE FOR	None		Non Voting
	THIS MEETING IS 17 APR 08, WHEREAS THE MEETING
	HAS BEEN SETUP USING THE ACTUAL RECORD DATE
	- 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
	ALL POSITIONS REPORTED ARE IN CONCURRENCE
	WITH THE GERMAN LAW. THANK YOU
3	Presentation of the financial statements and annual report	None		Non Voting
	for the 2007 FY with the report of the Supervisory Board,
	the group financial statements and group annual report
4	Resolution on the appropriation of the distributable profit of	For	20350	0	0	0
	EUR 1,092,933,151.38 as follows: payment of a dividend of
	EUR 2.25 plus a special dividend of EUR 0.75 per no-par
	share EUR 617,000,000 shall be allocated to the revenue
	reserves EUR 326,899,202.38 shall be carried forward ex-
	dividend and payable date: 09 MAY 2008
5	Ratification of the acts of the Board of Managing Directors	For	20350	0	0	0
6	Ratification of the acts of the Supervisory Board	For	20350	0	0	0
7	Appointment of the Auditors for the 2008 FY : KPMG	For	20350	0	0	0
	Deutsche Treuha Nd-Gesellschaft AG, Munich
8	Elect Mr. Matthias Biebl to the Supervisory Board	For	20350	0	0	0
9	Elect Dr. Werner Biebl to the Supervisory Board	For	20350	0	0	0
10	Elect Mr. Franz-Josef Kortuem to the Supervisory Board	For	20350	0	0	0
11	Elect Dr. Thomas Struengmann to the Supervisory Board	For	20350	0	0	0
12	Elect Dr. Bernd Voss to the Supervisory Board	For	20350	0	0	0
13	Elect Dr. Peter-Alexander Wacker to the Supervisory Board	For	20350	0	0	0
14	Elect Dr. Susanne Weiss to the Supervisory Board	For	20350	0	0	0
15	Elect Prof. Dr. Ernst-Ludwig Winnacker to the Supervisory	For	20350	0	0	0
	Board
16	Renewal of the authorization to acquire own shares the	For	20350	0	0	0
	Company shall be authorized to acquire own shares of up to
	10 % of its share capital, at prices not deviating more than
	10% from the market price of the shares, on or before 07
	NOV 2009; the Board of Managing Directors shall be
	authorized to dispose of the shares in a manner other than
	the stock exchange or an offer to all shareholders if the
	shares are sold at a price not materially below their market
	price, to use the shares for acquisition purposes, and to
	retire the shares
17	Resolution on the remuneration for Members of the	For	20350	0	0	0
	Supervisory Board and the corresponding amendment to
	the Articles of Association Members of the Supervisory
	Board shall receive a fixed annual remuneration of EUR
	25,000

NOVERA ENERGY PLC, LONDON

Cusip/Sedol:	B1VX1R8		Meeting Type:			Annual General Meeting

Ticker:	NVE LN		Meeting Date:			14-May-2008

ISIN	GB00B1VX1R81		Vote Deadline Date:			06-May-2008

Agenda	701547234	Management	Total Ballot Shares:			1989155

Last Vote Date:	29-Apr-2008

Item	Proposal	Recommendation	For	Against	Abstain	Take No Action

1	Receive the audited financial statements of the Company	For	1989155	0	0	0
	for the YE 31 DEC 2007
2	Approve the Directors remuneration report in accordance	For	1989155	0	0	0
	with Section 241A of the Companies Act 1985
3	Re-elect Mr. Roy Franklin as a Director, who retires by	For	1989155	0	0	0
	rotation in accordance with the Company's Articles of
	Association
4	Re-elect Mr. Brian Duckworth, as a Director, who retires by	For	1989155	0	0	0
	rotation in accordance with the Company's Articles of
	Association
5	Re-elect Mr. David Fitzsimmons as a Director, who retires	For	1989155	0	0	0
	by rotation in accordance with the Company's Articles of
	Association
6	Re-elect Mr. James Grace as a Director, who retires by	For	1989155	0	0	0
	rotation in accordance with the Company's Articles of
	Association
7	Re-elect Mr. Michael Cairns as a Director, who retires by	For	1989155	0	0	0
	rotation in accordance with the Company's Articles of
	Association
8	Re-elect Mr. Rory Quinlan as a Director, who retires by	For	1989155	0	0	0
	rotation in accordance with the Company's Articles of
	Association
9	Re-appoint PricewaterhouseCoopers as the Auditors of the	For	1989155	0	0	0
	Company to hold office until the conclusion of the next AGM
10	Authorize the Directors to determine the remuneration of the	For	1989155	0	0	0
	Auditors

RENEWABLE ENERGY CORPORATION AS

Cusip/Sedol:	B01VHW2		Meeting Type:			Annual General Meeting

Ticker:	REC NO		Meeting Date:			19-May-2008

ISIN	NO0010112675		Vote Deadline Date:			07-May-2008

Agenda	701570714	Management	Total Ballot Shares:			154390

Item	Proposal	Recommendation	For	Against	Abstain	Take No Action

1	IMPORTANT MARKET PROCESSING REQUIREMENT: A	None		Non Voting
	BENEFICIAL OWNER SIGNED POWER OF ATTORNEY
	(POA) IS REQUIRED IN ORDER TO LODGE AND
	EXECUTE YOUR VOTING INSTRUCTIONS IN THIS
	MARKET. ABSENCE OF A POA, MAY CAUSE YOUR
	INSTRUCTIONS TO BE REJECTED. IF YOU HAVE ANY
	QUESTIONS, PLEASE CONTACT YOUR CLIENT
	SERVICE REPRESENTATIVE
2	MARKET RULES REQUIRE DISCLOSURE OF	None		Non Voting
	BENEFICIAL OWNER INFORMATION FOR ALL VOTED
	ACCOUNTS. IF AN ACCOUNT HAS MULTIPLE
	BENEFICIAL OWNERS, YOU WILL NEED TO PROVIDE
	THE BREAKDOWN OF EACH BENEFICIAL OWNER
	NAME, ADDRESS AND SHARE POSITION TO YOUR
	CLIENT SERVICE REPRESENTATIVE. THIS
	INFORMATION IS REQUIRED IN ORDER FOR YOUR
	VOTE TO BE LODGED
3	Opening of the AGM by the Chairman of the Board and	For	154390	0	0	0
	registration of attending Shareholders
4	Elect the Chairman of the meeting and not less than one	For	154390	0	0	0
	person to co-sign the minutes with the Chairman
5	Approve the notice and the agenda	For	154390	0	0	0
6	Approve the Directors' remuneration and the remuneration	For	154390	0	0	0
	for the Members of the Nomination Committee
7	Approve the Auditor's remuneration	For	154390	0	0	0
8	Approve the annual financial statements and the report from	For	154390	0	0	0
	the Board of Directors for 2007
9	Approve the Board's statement regarding the Management	For	154390	0	0	0
	compensation
10	Grant authority to issue shares	For	0	154390	0	0
11	Grant authority to acquire treasury shares	For	154390	0	0	0
12	Approve to change the Articles of Association	For	154390	0	0	0
13	Elect the Members to the Nomination Committee	For	154390	0	0	0
14	Elect the Members to the Company's Board of Directors	For	154390	0	0	0

SOLARWORLD AG, BONN

Cusip/Sedol:	5819869		Meeting Type:			Annual General Meeting

Ticker:	SWV GR		Meeting Date:			21-May-2008

ISIN	DE0005108401		Vote Deadline Date:			08-May-2008

Agenda	701532459	Management	Total Ballot Shares:			92854

Last Vote Date:	06-May-2008

Item	Proposal	Recommendation	For	Against	Abstain	Take No Action

1	AS A CONDITION OF VOTING, GERMAN MARKET	None		Non Voting
	REGULATIONS REQUIRE THAT YOU DISCLOSE
	WHETHER YOU HAVE A CONTROLLING OR PERSONAL
	INTEREST IN THIS COMPANY. SHOULD EITHER BE
	THE CASE, PLEASE CONTACT YOUR CLIENT SERVICE
	REPRESENTATIVE SO THAT WE MAY LODGE YOUR
	INSTRUCTIONS ACCORDINGLY. IF YOU DO NOT HAVE
	A CONTROLLING OR PERSONAL INTEREST, SUBMIT
	YOUR VOTE AS NORMAL. THANK YOU.
2	PLEASE NOTE THAT THE TRUE RECORD DATE FOR	None		Non Voting
	THIS MEETING IS 30 APR 2008, WHEREAS THE
	MEETING HAS BEEN SETUP USING THE ACTUAL
	RECORD DATE - 1 BUSINESS DAY. THIS IS DONE TO
	ENSURE THAT ALL POSITIONS REPORTED ARE IN
	CONCURRENCE WITH THE GERMAN LAW. THANK
	YOU.
3	Presentation of the financial statements and annual report	None		Non Voting
	for the 2007 FY with the report of the Supervisory Board,
	the group financial statements and group annual report, and
	the report pursuant to sections 289[4] and 315[4] of the
	German Commercial Code
4	Resolution on the appropriation of the distributable profit of	For	92854	0	0	0
	EUR 24,774,370.90 as follows: payment of a dividend of
	EUR 0.14 per no-par share EUR 9,133,570 shall be
	allocated to the revenue reserves ex-dividend date: 22 MAY
	2008, payable date: 23 MAY 2008
5	Ratification of the acts of the Board of Managing Directors	For	92854	0	0	0
6	Ratification of the acts of the Supervisory Board	For	92854	0	0	0
7	Elections to the Supervisory Board: Dr. Claus Recktenwald	For	92854	0	0	0
8	Elections to the Supervisory Board: Dr. Georg Gansen	For	92854	0	0	0
9	Elections to the Supervisory Board: Dr. Alexander Von	For	92854	0	0	0
	Bossel
10	Appointment of Auditors for the 2008 FY: BDO DEUTSCHE	For	92854	0	0	0
	WARENTR EUHAND AG, BONN
11	Approval of the profit transfer agreement with the	For	92854	0	0	0
	Company's wholly-owned subsidiary, Deutsche Solar AG,
	effective until at least 31 DEC 2012
12	Approval of the profit transfer agreement with the	For	92854	0	0	0
	Company's wholly-owned subsidiary, Deutsche Cell GMBH,
	effective until at least 31 DEC 2012
13	Approval of the profit transfer agreement with the	For	92854	0	0	0
	Company's wholly-owned subsidiary, Solar Factory GMBH,
	effective until at least 31 DEC 2012
14	Approval of the profit transfer agreement with the	For	92854	0	0	0
	Company's wholly-owned subsidiary, Sunicon AG, effective
	until at least 31 DEC 2012
15	Approval of the profit transfer agreement with the	For	92854	0	0	0
	Company's wholly-owned subsidiary, Solarworld
	Innovations GMBH, effective until at least 31 DEC 2012
16	Resolution on the creation of new authorized capital, and	For	92854	0	0	0
	the corresponding amendments to the Articles of
	Association the Board of Managing Directors shall be
	authorized, with the consent of the Supervisory Board, to
	increase the share capital by up to EUR 27,930,000 through
	the issue of new bearer no-par shares against payment in
	cash and/or kind, on or before 31 DEC 2012
17	Authorization to acquire own shares the Company shall be	For	92854	0	0	0
	authorized to acquire own shares of up to 10% of its share
	capital, at prices not deviating more than 15% from the
	market price, on or before 21 NOV 2009, the Board of
	Managing Directors shall be authorized to retire the shares,
	or to use the shares for acquisition purposes

MOTECH INDUSTRIES CO LTD

Cusip/Sedol:	6609445		Meeting Type:			Annual General Meeting

Ticker:	6244 TT		Meeting Date:			27-May-2008

ISIN	TW0006244007		Vote Deadline Date:			14-May-2008

Agenda	701503559	Management	Total Ballot Shares:			301388

Last Vote Date:	15-May-2008

Item	Proposal	Recommendation	For	Against	Abstain	Take No Action

1	PLEASE NOTE THAT THIS IS AN AMENDMENT TO	None		Non Voting
	MEETING ID 447981 DUE TO ADDITION OF
	RESOLUTION. ALL VOTES RECEIVED ON THE
	PREVIOUS MEETING WILL BE DISREGARDED AND
	YOU WILL NEED TO REINSTRUCT ON THIS MEETING
	NOTICE. THANK YOU.
2	The 2007 business operations	None		Non Voting
3	The 2007 audited reports	None		Non Voting
4	The status of the joint-venture in peoples republic of China	None		Non Voting
5	The establishment for the rules of the Board Meeting	None		Non Voting
6	Approve the business reports and financial statements of	For	301388	0	0	0
	2007
7	Approval of the distribution of profits of 2007: cash dividend:	For	301388	0	0	0
	TWD 7.0 per share
8	Approve to revise the Articles of Incorporation	For	301388	0	0	0
9	Approve to issue new shares from retained earnings and	For	301388	0	0	0
	staff bonus , proposed stock dividend : 200 for 1000 shares
	held
10	Approve to revise the procedures of monetary loans	For	301388	0	0	0
11	Approve to adjust the investment quota in people's Republic	For	301388	0	0	0
	of China
12	Approve the capital injection by issuing the new shares to	For	301388	0	0	0
	enjoy the preferrential tax, and to give up the investment tax
	exemption by the shareholders
13	Approve to revise the rules of share holders meeting	For	301388	0	0	0
14	Other issues and extraordinary motions	Abstain	0	0	301388	0

NORDEX AG, ROSTOCK

Cusip/Sedol:	B06CF71		Meeting Type:			Annual General Meeting

Ticker:	NDX1 GR		Meeting Date:			27-May-2008

ISIN	DE000A0D6554		Vote Deadline Date:			14-May-2008

Agenda	701559506	Management	Total Ballot Shares:			117500

Last Vote Date:	06-May-2008

Item	Proposal	Recommendation	For	Against	Abstain	Take No Action

1	AS A CONDITION OF VOTING, GERMAN MARKET	None		Non Voting
	REGULATIONS REQUIRE THAT YOU DISCLOSE
	WHETHER YOU HAVE A CONTROLLING OR PERSONAL
	INTEREST IN THIS COMPANY. SHOULD EITHER BE
	THE CASE, PLEASE CONTACT YOUR CLIENT SERVICE
	REPRESENTATIVE SO THAT WE MAY LODGE YOUR
	INSTRUCTIONS ACCORDINGLY. IF YOU DO NOT HAVE
	A CONTROLLING OR PERSONAL INTEREST, SUBMIT
	YOUR VOTE AS NORMAL. THANK YOU
2	PLEASE NOTE THAT THE TRUE RECORD DATE FOR	None		Non Voting
	THIS MEETING IS 06 MAY 2008, WHEREAS THE
	MEETING HAS BEEN SETUP USING THE ACTUAL
	RECORD DATE - 1 BUSINESS DAY. THIS IS DONE TO
	ENSURE THAT ALL POSITIONS REPORTED ARE IN
	CONCURRENCE WITH THE GERMAN LAW. THANK YOU
3	Presentation of the final financial statements and approved	None		Non Voting
	consolidate financial statements for the FY 2007, the
	combined Company and group management report for the
	FY 2007 together with the Supervisory Board's report, as
	well as the Management Board's explanatory resort
	concerning the information given pursuant to Sections
	289(4), 315(4) of the German Commercial Code
4	Discharge of Management Board liability and the	For	117500	0	0	0
	supervisory Board proposes that the Management Board be
	discharged of liability for the FY 2007
5	Discharge of Supervisory Board liability the Management	For	117500	0	0	0
	Board liability and the supervisory Board proposes that the
	Supervisory Board be discharged of liability for the FY 2007
6	Elect DR. Hans Fechner to the Supervisory Board	For	117500	0	0	0
7	Elect Mr. Jan Klatten to the Supervisory Board	For	117500	0	0	0
8	Elect Mr. Martin Rey to the Supervisory Board	For	117500	0	0	0
9	Elect Jens-Peter Schmitt to the Supervisory Board	For	117500	0	0	0
10	Elect Mr. Yves Schmitt to the Supervisory Board	For	117500	0	0	0
11	Elect Dr. Hans Seifert to the supervisory Board	For	117500	0	0	0
12	Resolution on the remuneration for the Members of the	For	117500	0	0	0
	Supervisory Board and the corresponded amendment to the
	Articles of Association, each Member of the Supervisory
	Board shall receive a fixed annual remuneration of EUR
	15,000 and a variable remuneration in connection with the
	EBIT, the Chairman shall receive twice, the Deputy
	Chairman 1 times these amounts
13	Resolution on the revocation of the existing Stock Option	For	117500	0	0	0
	Plan contingent capital II, the authorization to grant Stock
	Options, the creation of a New Contingent capital II, and the
	correspondent amendment to the Article of association, the
	Company shall be authorized to Grant Stock Options for up
	to 1,500,00 new shares of the Company to executives and
	employees of the Company and its affiliates, on or before
	31 DEC 2012, the Company's share capital shall be
	increased accordingly by up to EUR 1,500,000 through the
	issue of up to 1,500,000 new bearer no-par shares, insofar
	as Stock Option are exercised
14	Approval of the profit transfer agreement with the	For	117500	0	0	0
	Company's wholly owned subsidiary Nordex Windpark
	Beteilgung GMBH, effective retroactively from 01 JAN 2008
	until at least 31 DEC 2012
15	Appointment of Auditors for the year 2008 FY	For	117500	0	0	0
	PriceWaterhouseCoopers AG, Hamburg

CLIPPER WINDPOWER PLC, LONDON

Cusip/Sedol:	B09H7Z5		Meeting Type:			Annual General Meeting

Ticker:	CWP LN		Meeting Date:			28-May-2008

ISIN	GB00B09H7Z56		Vote Deadline Date:			22-May-2008

Agenda	701576259	Management	Total Ballot Shares:			103758

Last Vote Date:	15-May-2008

Item	Proposal	Recommendation	For	Against	Abstain	Take No Action

1	Receive and adopt the accounts, together with the	For	103758	0	0	0
	Directors' and the Auditors' reports on those accounts for
	the YE 31 DEC 2007
2	Re-appoint Deloitte & Touche LLP as the Auditors to the	For	103758	0	0	0
	Company until the conclusion of the next AGM and
	authorize the Directors to fix their remuneration
3	Re-elect Mr. Finn M. Hansen as an Executive Director of	For	103758	0	0	0
	the Company, who retires by rotation pursuant to the
	Company's Articles of Association
4	Re-appoint Mr. James B. Dehlsen as an Executive Director	For	103758	0	0	0
	of the Company, who retires by rotation pursuant to the
	Company's Articles of Association
5	Elect Dr. Alan J. Heeger as a Director of the Company	For	103758	0	0	0
6	Re-elect Mr. Joe Michels as a Non-Executive Director of the	For	103758	0	0	0
	Company, subject to the subscription agreement dated 08
	APR 2008 between the Company and OEP Wind Holdings
	L.P. [the Subscription Agreement] becoming unconditional
	in all respects and not having been terminated in
	accordance with its terms
7	Re-elect Mr. Doug Pertz as a Non-Executive Director of the	For	103758	0	0	0
	Company, subject to the Subscription Agreement becoming
	unconditional in all respects and not having been terminated
	in accordance with its terms
8	Authorize the Directors, in substitution for any existing	For	103758	0	0	0
	authority and for the purpose of Section 80 of the
	Companies Act 1985 [the Act], to allot relevant securities up
	to an aggregate nominal amount of: [if the Subscription
	Agreement has become unconditional in all respects and
	not having been terminated in accordance with its terms by
	05:30 p.m. [London Time] on 27 MAY 2008] GBP 4,256,167
	and [if the Subscription Agreement has not become
	unconditional in all respects or has been terminated in
	accordance with its terms by 05:30 p.m. [London Time] on
	27 MAY 2008] GBP 3,734,385 [such amount representing
	an amount equal to approximately 33% of the current
	issued capital of the Company as at the date of this notice
	of AGM]; [Authority expires the earlier of the conclusion of
	the next AGM of the Company or 15 months from the date
	of passing of this resolution]; and the Directors may allot
	relevant securities after the expiry of this authority in
	pursuance of such an offer or agreement made prior to such
	expiry
9	Authorize the Directors, in substitution for existing powers,	For	103758	0	0	0
	subject to the passing of Resolution 8 and pursuant to
	Section 95 of the Act, to allot equity securities for cash
	pursuant to the authority conferred by the previous
	resolution, disapplying the statutory pre-emption rights
	[Section 89(1)], provided that this power is limited to the
	allotment of equity securities: a) in connection with a rights
	issue, open offer or other offers in favor of ordinary
	shareholders; and b) up to an aggregate nominal amount of:
	[if the Subscription Agreement has become unconditional in
	all respects and not having been terminated in accordance
	with its terms by 05:30 p.m. [London Time] on 27 MAY
	2008] GBP 644,874 and [if the Subscription Agreement has
	not become unconditional in all respects or has been
	terminated in accordance with its terms by 05:30 p.m.
	[London Time] on 27 MAY 2008] GBP 565,816 [such
	amount representing an amount equal to approximately 5%
	of the current issued capital of the Company as at the date
	of this notice of AGM]; [Authority expires the earlier of the
	conclusion of next AGM of the Company or 15 months from
	the date of passing of this resolution]; and the Directors may
	allot equity securities after the expiry of this authority in
	pursuance of such an offer or agreement made prior to such
	expiry
10	Authorize the Company to make market purchases [Section	For	103758	0	0	0
	163(3) of the Act] on the London Stock Exchange of
	11,316,317 ordinary shares of 10p each in the Capital of the
	Company [Ordinary Shares] at a minimum price of 10p per
	share and a maximum of up to 5% above the average of the
	middle market quotations derived from the London Stock
	Exchange Daily Official List for the 5 business days before
	the purchase is made; [Authority expires the earlier of the
	date of the AGM of the Company to be held in 2009 or 15
	months after the date of the passing of this resolution]; and
	the Company, before the expiry, may make a contract to
	purchase ordinary shares which will or may be executed
	wholly or partly after such expiry
11	Adopt the Articles of Association produced to the meeting	For	103758	0	0	0
	as the Articles of Association of the Company, in
	substitution for, and to the exclusion of the existing Articles
	of Association

EDF ENERGIES NOUVELLES, NANTERRE

Cusip/Sedol:	B1HL121		Meeting Type:			Annual General Meeting

Ticker:	EEN FP		Meeting Date:			28-May-2008

ISIN	FR0010400143		Vote Deadline Date:			15-May-2008

Agenda	701553340	Management	Total Ballot Shares:			50720

Last Vote Date:	15-May-2008

Item	Proposal	Recommendation	For	Against	Abstain	Take No Action

1	PLEASE NOTE THAT THIS IS A MIX MEETING. THANK	None		Non Voting
	YOU.
2	"French Resident Shareowners must complete, sign and	None		Non Voting
	forward the Proxy Card directly to the sub custodian. Please
	contact your Client Service Representative to obtain the
	necessary card, account details and directions. The
	following applies to Non-Resident Shareowners: Proxy
	Cards: Voting instructions will be forwarded to the Global
	Custodians that have become Registered Intermediaries, on
	the Vote Deadline Date. In capacity as Registered
	Intermediary, the Global Custodian will sign the Proxy Card
	and forward to the local custodian. If you are unsure
	whether your Global Custodian acts as Registered
	Intermediary, please contact your representative"
3	Receive the reports of the Board of Directors and the	For	50720	0	0	0
	Auditors, approve the Company's financial statements for
	the YE in 31 DEC 2007, as presented; earnings for the
	financial year: EUR 57,651,549.00
4	Receive the reports of the Board of Directors and the	For	50720	0	0	0
	Auditors, approve the consolidated financial statements for
	the said FY, in the form presented to the meeting
5	Approve the recommendations of the Board of Directors	For	50720	0	0	0
	and resolves that the in come for the FY be appropriated as
	follows: earnings for the FY: EUR 57,651,549.00 decide to
	allocate legal reserve 5% of the profit: EUR 2,882,577.00
	other reserves: EUR 524,477.00 retained earnings: EUR
	1,832.00 income for the FY: EUR 57,651,549.00 legal
	reserve: EUR 2,882,577.00 total distributable: EUR
	55,295,281.00, approve to resolve the appropriate profit for
	the year of EUR 36,634,740 .00 to the retained earnings
	account; the shareholders will receive a net dividend of
	EUR 0.26 per share, and will entitle to the 40 % deduction
	provided by the French Tax Code; this dividend will be paid
	on 12 JUN 2008; as required by law, it is reminded that, for
	the last three financial years, the dividends paid, were as
	follows: EUR 0 .11 for FY 2007 EUR 0.00 for FY 2006 EUR
	0.00 for FY 2005
6	Receive the special report of the Auditors on agreements	For	50720	0	0	0
	governed by Article L 225.38 and followings of the French
	Commercial Code, approve said report and the agreements
	referred to therein
7	Receive the special report of the Auditors on agreements	For	50720	0	0	0
	governed by Article L 225.42.1 of the French Commercial
	Code, approve the granting of an indemnity to Mr. David
	Corchia in the event of his removal
8	Receive the special report of the Auditors on agreements	For	50720	0	0	0
	governed by Article L 225.42.1 of the French Commercial
	Code, approve the granting of an indemnity to Mr. Yvon
	Andre in to event of his dismissal
9	Approve the reports of the Chairman of the Board of	For	50720	0	0	0
	Directors on the condition for the preparation and the
	organization of the work of the Board, and the Auditors on
	the Internal Audit procedures in accounting and financial
	matters
10	Approve to award total annual fees of EUR 100,000.00 to	For	50720	0	0	0
	the Member of Board of Directors
11	Approve to renew the appointment of Mr. Jean Francois	For	0	50720	0	0
	Astolfi as a Director for a 6 year period
12	Approve to renew the appointment of KPMG as the	For	0	50720	0	0
	Statutory Auditor for a 6 year period; appoints Mr. Denis
	Marange as the Deputy Auditor, for a 6 year period
13	Approve to renew the appointment of the Cabinet Alain	For	0	50720	0	0
	Martin ET Associes Sarl as the Statutory Auditor for a 6
	year period; and to renew the appointment of Mr. Patrick
	Viguie as the Deputy Auditor for a 6 year period
14	Authorize the Board of Directors to buy back the Company's	For	50720	0	0	0
	shares on the open market, subject to the conditions
	described below: maximum purchase price: EUR 70.00,
	maximum number of shares to be acquired: 10% of the
	share capital, maximum funds invested in the share
	buybacks: EUR 150,000,000.00; [Authority expires at 18
	month period]; the number of shares acquired by the
	Company with a view to their retention or their subsequent
	delivery in payment or exchange as part of a merger,
	divestment or capital contribution cannot exceed 5% of its
	capital; this authorization supersedes the fraction unused of
	the authorization granted by the shareholders' meeting of
	30 MAY 2007 in its resolution 11; and to take all necessary
	measures and accomplish all necessary formalities
15	Grant full powers to the bearer of an original, a copy or	For	50720	0	0	0
	extract of the minutes of this meeting to carry out all filings,
	publications and other formalities prescribed by law
16	Authorize the Board of Directors to reduce the share capital,	For	50720	0	0	0
	on one or more occasions and at its sole discretion, by
	cancelling all or part of the shares held by the Company in
	connection with a Stock Repurchase Plan, up to a
	maximum of 10% of the share capital over a 24 month
	period; [Authority expires at 18 month period]; this
	authorization supersedes the fraction unused of the
	authorization granted by the shareholders' meeting of 30
	MAY 2007 in its resolution 13; and to take all necessary
	measures and accomplish all necessary formalities
17	Authorize the Board of Directors to increase on one or more	For	50720	0	0	0
	occasions, in France or abroad, the share capital to a
	maximum nominal amount of EUR 50,000,000.00, by
	issuance, with the shareholders' preferred subscription
	rights maintained, of share and debt securities; [Authority
	expires at 26 month period]; the nominal amount of debt
	securities issued shall not exceed EUR 300,000,000.00; this
	amount shall count against the overall value set forth in
	resolution 21; and to charge the share issuance costs
	against the related premiums and deduct from the
	premiums the a mounts necessary to raise the legal reserve
	to one tenth of the new capital after each increase; this
	authorization supersedes the fraction unused of the
	authorization granted by the shareholders' meeting of 18
	SEP 2006 in its resolution 7; and to take all necessary
	measures and accomplish all necessary formalities
18	Authorize the Board of Directors to increase on one or more	For	50720	0	0	0
	occasions, in France or abroad, the share capital to a
	maximum nominal amount of EUR 25,000,000.00, by
	issuance, with the shareholders' deletion subscription rights
	maintained, of share and debt securities; [Authority expires
	at 26 month period]; the nominal amount of debt securities
	issued shall not exceed EUR 300,000,000.00; this amount
	shall count against the overall value set forth in resolution
	21; approve to cancel the shareholders' preferential
	subscription rights; this authorization supersedes the
	fraction unused of the authorization granted by the
	shareholders' meeting of 18 SEP 2006 in its resolution 5
19	Authorize the Board of Directors to increase the number of	For	50720	0	0	0
	securities to be issued in the event of a capital increase with
	or without preferential subscription right of shareholders, at
	the same price as the initial issue, within 30 days of the
	closing of the subscription period and up to a maximum of
	15% of the initial issue; [Authority expires at 26 month
	period]; this amount shall count against the overall value set
	forth in resolution 21; this authorization supersedes the
	fraction unused of the authorization granted by the
	shareholders' meeting of 18 SEP 2006 in its resolution 9
20	Authorize the Board of Directors to increase the share	For	50720	0	0	0
	capital, in one or more occasions and at its sole discretion,
	by a maximum nominal amount of EUR 10,000,00 0.00, by
	way of capitalizing reserves, profits, premiums or other
	means, provided that such capitalization is allowed by law
	and under the by laws, by issuing bonus shares or raising
	the par value of existing shares, or by a combination of
	these methods; [Authority expires at 26 month period]; this
	amount shall count against the overall value set forth in
	resolution 21; this authorization supersedes the fraction
	unused of the authorization granted by the shareholders'
	meeting of 18 SEP 2007 in its resolution 8; and to take all
	necessary measures and accomplish all necessary
	formalities
21	Authorize the Board of Directors to increase the share	For	50720	0	0	0
	capital, on one or more occasions, at its sole discretion, in
	favour of Employees and Corporate Officers of the
	Company who are Members of a Company Savings Plan;
	[Authority expires at 26 month period] and for a nominal
	amount that shall not exceed EUR 3,000,0 00.00; approve
	to cancel the shareholders' preferential subscription rights in
	favour of the members; this amount shall count against the
	overall value set forth in resolution 21; and to take all
	necessary measure s and accomplish all necessary
	formalities; this authorization supersedes the fraction
	unused of the authorization granted by the shareholders'
	meeting of 18 SEP 2007 in its resolution 10
22	Authorize the Board of Directors to increase and to reduce	For	0	50720	0	0
	the share capital in period of takeover bid
23	Approve the overall nominal amount pertaining to: the	For	50720	0	0	0
	capital increases to be carried out with the use of the
	delegation(s) given by resolution( s) number 15, 16, 17, 18
	et 19 shall not exceed EUR 80,000,000.00, the issues of
	share and debt securities to be carried out with the use of t
	he delegation(s) given by resolution(s) number 15, 16, 17,
	18 et 19 shall not exceed EUR 300,000,000.00; this
	authorization supersedes the fraction unused of the
	authorization granted by the shareholders' meeting of 18
	SEP 2006 in its resolution 13
24	Grant full powers to the bearer of an original, a copy or	For	50720	0	0	0
	extract of the minutes of this meeting to carry out all filings,
	publications and other formalities prescribed by law

GAMESA CORPORACION TECNOLOGICA SA

Cusip/Sedol:	B01CP21		Meeting Type:			Ordinary General Meeting

Ticker:	GAM SM		Meeting Date:			29-May-2008

ISIN	ES0143416115		Vote Deadline Date:			20-May-2008

Agenda	701557641	Management	Total Ballot Shares:			98682

Last Vote Date:	15-May-2008

Item	Proposal	Recommendation	For	Against	Abstain	Take No Action

1	PLEASE NOTE IN THE EVENT THE MEETING DOES	None		Non Voting
	NOT REACH QUORUM, THERE WILL BE A SECOND
	CALL ON 30 MAY 2008. CONSEQUENTLY, YOUR
	VOTING INSTRUCTIONS WILL REMAIN VALID FOR ALL
	CALLS UNLESS THE AGENDA IS AMENDED. THANK
	YOU.
2	Approve the annual accounts and management report 2007	For	98682	0	0	0
3	Approve the application of earning and proposal to	For	98682	0	0	0
	distribute dividends for 2007
4	Approve the management of the Board for 2007	For	98682	0	0	0
5	Appoint the confirmation of the Mr. Pedro Velasco Gomez	For	98682	0	0	0
	as a Board member
6	Appoint the accounts Auditor for 2008	For	98682	0	0	0
7	Authorize the Board for the acquisition of own shares up to	For	98682	0	0	0
	the value of 5 %of the share capital
8	Adopt the delegation of powers to execute resolutions in the	For	98682	0	0	0
	general manager
9	Receive the report of modifications of rules of the Board	For	98682	0	0	0
10	Approve the report according to Article116B	For	98682	0	0	0

GEODYNAMICS LTD

Cusip/Sedol:	6546218		Meeting Type:			Ordinary General Meeting

Ticker:	GDY AU		Meeting Date:			29-May-2008

ISIN	AU000000GDY4		Vote Deadline Date:			23-May-2008

Agenda	701571754	Management	Total Ballot Shares:			351369

Last Vote Date:	15-May-2008

Item	Proposal	Recommendation	For	Against	Abstain	Take No Action

1	Approve, for the purposes of ASX listing rule 7.1 and for all	For	351369	0	0	0
	other purposes, to issue of 25,000,000 fully paid ordinary
	shares in the Company at an issue price of AUD1.50 per
	share and the issue of 12,500,000 unquoted options [being
	one option for every two shares issued] exercisable at AUD
	2.00 per share and expiring 28 FEB 2009 to the persons
	named in the table under resolution 1 in the Explanatory
	Memorandum accompanying the notice of meeting and on
	the terms and conditions as specified
2	Authorize the Directors, for the purposes of ASX listing rule	For	351369	0	0	0
	7.1, Listing Rule 10.11 and for all other purposes, for every
	2 shares subscribed for by an eligible participant under a
	proposed Share Purchase Plan, to grant 1 option to
	subscribe for a fully paid ordinary share in the Company
	having an exercise price of AUD 2.00 per share, expiring 28
	FEB 2009 and otherwise on the terms and conditions as
	specified

THEOLIA, AIX EN PROVENCE

Cusip/Sedol:	7374883		Meeting Type:			MIX

Ticker:	TEO FP		Meeting Date:			30-May-2008

ISIN	FR0000184814		Vote Deadline Date:			19-May-2008

Agenda	701581541	Management	Total Ballot Shares:			135147

Last Vote Date:	15-May-2008

Item	Proposal	Recommendation	For	Against	Abstain	Take No Action

1	"French Resident Shareowners must complete, sign and	None		Non Voting
	forward the Proxy Card directly to the sub custodian. Please
	contact your Client Service Representative to obtain the
	necessary card, account details and directions. The
	following applies to Non-Resident Shareowners: Proxy
	Cards: Voting instructions will be forwarded to the Global
	Custodians that have become Registered Intermediaries, on
	the Vote Deadline Date. In capacity as Registered
	Intermediary, the Global Custodian will sign the Proxy Card
	and forward to the local custodian. If you are unsure
	whether your Global Custodian acts as Registered
	Intermediary, please contact your representative"
2	PLEASE NOTE THAT THIS IS AN AMENDMENT TO	None		Non Voting
	MEETING ID 471481 DUE TO RECEIVE OF ADDTIONAL
	RESOLUTIONS. ALL VOTES RECEIVED ON THE
	PREVIOUS MEETING WILL BE DISREGARDED AND
	YOU WILL NEED TO REINSTRUCT ON THIS MEETING
	NOTICE. THANK YOU.
3	Receive the reports of the Board of Directors and the	For	135147	0	0	0
	Auditors, approve the Company's financial statements for
	the YE on 31 DEC 2007, as presented; negative result
	[Deficit] for the FY: EUR 1,151,491.00 accordingly, the
	shareholders' meeting gives permanent discharge to the
	Board of directors for the performance of their duties during
	the said FY
4	Receive the reports of the Board of Directors and the	For	135147	0	0	0
	Auditors, approve the consolidated financial statements for
	the said FY in the form presented to the meeting; net
	consolidated result group part: deficit of EUR 48,262,000.00
5	Approve the recommendations of the Board of Directors	For	135147	0	0	0
	and resolves that the income for the FY be appropriated as
	follows: to record the loss for the year of EUR 1,151,491.00
	as a deficit in retained earnings; following this appropriation,
	the retained earnings account will show a new negative
	balance of EUR 1,151,491.00, as required By-Law
6	Receive the special report of the Auditors on agreements	For	135147	0	0	0
	governed by Article L.225.38 and followings of the French
	Commercial Code, approve the agreements entered into or
	which remained in force during the FY
7	Ratify the appointment of Mr. Ramzi B. Nassar as a	For	135147	0	0	0
	Member of the Board of Directors, to replace Mr. Yves
	Menat, for the remainder of Yves Menat's term of office, i.e.
	until the shareholders' meeting called to approve the
	financial statements for the FYE on 31 DEC 2009
8	Approve to renew the appointment of Deloitte Et Associes	For	0	135147	0	0
	as the Statutory Auditor for a 6 year period
9	Approve to renew the appointment of Mr. Beas as a Deputy	For	0	135147	0	0
	Auditor for a 6 year period
10	Approve to award total annual fees of EUR 240,000.00 to	For	135147	0	0	0
	the Board of Directors, and authorize the Board of Directors
	to achieve the distribution of such fees between its
	Members
11	Ratify the transfer of the head office of the Company to: 75,	For	135147	0	0	0
	Rue Denis Papin, 13100 Aix-En-Provence and amend
	Article 4 of the By-Laws: registered office
12	Authorize the Board of Directors to trade in the Company's	For	135147	0	0	0
	shares on the stock market, subject to the conditions
	described below: maximum purchase price: EUR 50.00,
	maximum number of shares to be acquired: 10% of the
	share capital, maximum funds invested in the share
	buybacks: EUR 200,000,000.00; [Authority expires at 18
	month period]; to take all necessary measures and
	accomplish all necessary formalities; this delegation of
	powers supersedes any and all earlier delegations to the
	same effect; this authorization supersedes the fraction
	unused of the authorization granted by the shareholders'
	meeting of 29 JUN 2007 in its resolution 9
13	Grant full powers to the bearer of an original, a copy or	For	135147	0	0	0
	extract of the minutes of this meeting to carry out all filings,
	publications and other formalities prescribed By-Law
14	Authorize the Board of Directors to increase the capital, on	For	135147	0	0	0
	1 or more occasions, in France or abroad, by a maximum
	nominal amount of EUR 15,000,000.00, by issuance, with
	preferred subscription rights maintained, of shares,
	securities or debt securities; the maximum nominal amount
	of debt securities which may be issued shall not exceed
	EUR 40,000,000.00; this amount shall count against the
	overall value of EUR 40,000,000.00 set forth in resolution
	21; [Authority expires at 26 month period]; to take all
	necessary measures and accomplish all necessary
	formalities; this delegation of powers supersedes any and
	all earlier delegations to the same effect; this authorization
	supersedes the fraction unused of the authorization granted
	by the shareholders' meeting of 29 JUN 2007 in its
	resolution 21
15	Authorize the Board of Directors to increase the capital, on	For	135147	0	0	0
	1 or more occasions, in France or abroad, by a maximum
	nominal amount of EUR 15,000,000.00, by issuance of
	shares, securities or debt securities; the maximum nominal
	amount of debt securities which may be issued shall not
	exceed EUR 40,000,000.00; this amount shall count against
	the overall value set forth in resolution 23; [Authority expires
	at 26 month period]; approve to cancel the shareholders'
	preferential subscription rights in favour of the beneficiaries;
	to take all necessary measures and accomplish all
	necessary formalities; this authorization supersedes the
	fraction unused of the authorization granted by the
	shareholders' meeting of 29 JUN 2007 in its resolution 22;
	this delegation of powers supersedes any and all earlier
	delegations to the same effect
16	Authorize the Board of Directors to increase the capital, on	For	135147	0	0	0
	1 or more occasions, in France or abroad, by a maximum
	nominal amount of 10% of the share capital, by issuance of
	all shares, capital securities and or securities and or debt

	securities; [Authority expires at 26 month period]; for a 26
	month period and with in the limit of 10% of the Company's
	share capital, approve to set the issue price of the ordinary
	shares or securities to be issued, in accordance with the
	terms and conditions determined by the shareholders'
	meeting; to cancel the shareholders' preferential
	subscription rights in favour of the beneficiaries; this
	delegation of powers supersedes any and all earlier
	delegations to the same effect; this authorization
	supersedes the fraction unused of the authorization granted
	by the shareholders' meeting of 29 JUN 2007 in its
	resolution 23
17	Authorize the Board of Directors may decide to increase the	For	135147	0	0	0
	number of securities to be issued in the event of a capital
	increase with or without preferential subscription right of
	shareholders, at the same price as the initial issue, within
	30 days of the closing of the subscription period and up to a
	maximum of 15% of the initial issue; this amount shall count
	against the overall value set forth in resolution 23; [Authority
	expires at 26 month period] this delegation of powers
	supersedes any and all earlier delegations to the same
	effect; this authorization supersedes the fraction unused of
	the authorization granted by the shareholders' meeting of
	29 JUN 2007 in its resolution 23
18	Authorize the Board of Directors in order to increase the	For	135147	0	0	0
	share capital, in 1 or more occasions and at its sole
	discretion: up to a maximum nominal amount of 10% of the
	share capital by way of issuing shares to be subscribed
	either in cash or by the offsetting of debts, up to a maximum
	nominal amount of 10% of the share capital by way of
	capitalizing reserves, profits, premiums or other means,
	provided that such capitalization is allowed by law and
	under the By-Laws, to be carried out through the issue of
	bonus shares or the raise of the par value of the existing
	shares or by utilizing all or some of these methods,
	successively or simultaneously; [Authority expires at 26
	month period]; to take all necessary measures and
	accomplish all necessary formalities; this amount shall
	count against the overall value set forth in resolution 23; to
	take all necessary measures and accomplish all necessary
	formalities; this delegation of powers supersedes any and
	all earlier delegations to the same effect; this authorization
	supersedes the fraction unused of the authorization granted
	by the shareholders' meeting of 13 OCT 2006 in its
	resolution 7
19	Authorize the Board of Directors to issue Company's equity	For	135147	0	0	0
	securities or securities giving access to the Company's
	equity securities or securities giving access to the
	Company's share capital, in consideration for securities
	tendered in a public exchange offer initiated by
	Theoliaconcerning the shares of another Company;
	[Authority expires at 26 month period]; approve to cancel
	the shareholders' preferential subscription rights in favour of
	the shareholders; to increase on 1 or more occasions, in
	France or abroad, the share capital to a maximum nominal
	amount of EUR 15,000,000.00, by issuance of securities or
	debt securities giving access to the share capital; this
	amount shall count against the overall value set forth in
	resolution 23; to take all necessary measures and
	accomplish all necessary formalities; this delegation of
	powers supersedes any and all earlier delegations to the
	same effect; this is authorization supersedes the fraction
	unused of the authorization granted by the shareholders'
	meeting of 13 OCT 2006 resolution 7
20	Authorize the Board of Directors to increase the share	For	135147	0	0	0
	capital, up to 10% of the share capital, by way of issuing
	shares or securities giving access to the capital, in
	consideration for the contributions in kind granted to the
	Olia and comprised of capital securities giving access to
	share capital; [Authority expires at 26 month period];
	approve to cancel the shareholder' preferential subscription
	rights in favour of the shareholders; to take all necessary
	measures and accomplish all necessary formalities; this
	delegation of powers supersedes any and all earlier
	delegations to the same effect; this authorization
	supersedes the fraction unused of the authorization granted
	by the shareholders' meeting of 29 JUN 2007 in its
	resolution 26
21	Authorize the Board of Directors to reduce the share capital,	For	135147	0	0	0
	on 1 or more occasions and at its sole discretion, by
	canceling all or part of the shares held by the Company in
	connection with a stock repurchase plan, up to a maximum
	of 10% of the share capital over a 24 month period;
	[Authority expires at 18 month period]; to take all necessary
	measures and accomplish all necessary formalities; this
	delegation of powers supersedes any and all earlier
	delegations to the same effect; this authorization
	supersedes the fraction unused of the authorization granted
	by the shareholders' meeting of 29 JUN 2007 in its
	resolution 27
22	Authorize the Board of Directors to grant, for free, on 1 or	For	135147	0	0	0
	more occasions, existing or future shares, in favour of the
	Employees or the Corporate officers of the Company and
	related Companies; they may not represent more than 10%
	of the share capital; this amount shall count against the
	overall value set forth in resolution 23; this amount shall
	count against the overall value set forth in resolution 23 and
	is autonomous and distinct from the maximum global
	amount set forth in resolution 12; [Authority expires at 26
	month period]; to take all necessary measures and
	accomplish all necessary formalities; this delegation of
	power supersedes any all earlier delegations to the same
	effect; this authorization supersedes the fraction unused of
	the authorization granted by the shareholders' meeting of
	13 OCT 2006 in its resolution 6
23	Authorize the Board of Directors to grant, in 1 or more	For	135147	0	0	0
	transactions, in favour of the employees and Corporate
	Members of the Company, options giving the right either to
	subscribe for new shares in the Company to be issued
	through a share capital increase, or to purchase existing
	shares purchased by the Company, it being provided that
	the options shall not give rights to al total number of shares,
	which shall exceed 10% of the share capital; this amount
	shall count against the overall value set forth in resolution
	20 and shall count autonomous and distinct from the global
	nominal amount set forth at resolution 12; [Authority expires
	at 38 month period]; approve to cancel the shareholders'
	preferential subscription rights in favour of the beneficiaries;
	within the limit of 10% of the Company's share capital, to
	set the issue price of the ordinary shares or securities to be
	issued, in accordance with the terms and condition
	determined by the shareholders' meeting; to take all
	necessary measures and accomplish all necessary
	formalities; this delegation of powers supersedes any and
	all earlier delegations to the same effect, subscription to
	options shall be carried out within the maximum time limit
	set by the Board of Directors to 10 years as from the date of
	their attribution
24	Authorize the Board of Directors to increase the share	For	135147	0	0	0
	capital, on 1 or more occasions, at its sole discretion, in
	favour of Employees and Corporate officers of the Company
	who are Members of a Company saving plan the special
	report of the Auditors on agreements governed by Article
	L.225.138, L.225.129.6 and followings of the French
	Commercial Code,; [Authority expires at 18 month period];
	and a nominal amount that shall not exceed 3% of the share
	capital; approve to cancel the shareholders' preferential
	subscription rights in favour of the beneficiaries; within the
	limit of 3% of the Company's share capital, to set the issue
	price of the ordinary shares or securities to be issued, in
	accordance with the terms and conditions determined by
	the shareholders' meeting; this amount shall count against
	the overall value set forth in resolution number 20, 21; to
	take all necessary measures and accomplish all necessary
	formalities; this delegation of powers supersedes any and
	all earlier delegations to the same effect; this authorization
	supersedes the fraction unused of the authorization granted
	by the shareholders' meeting of 29 JUN 2007 in its
	resolution 28
25	Approve the overall nominal amount pertaining to: the	For	135147	0	0	0
	capital increases to be carried out with the use of the
	delegation[s] given by resolution [number12, 13, 14, 16, 17,
	20, 21 shall not exceed EUR 40,000,000.00, the issues of
	shares, capital securities or securities or debt securities to
	be carried out with the use of the delegation[s] given by
	resolution[s] number 12, 13, 14, 16, 17, 20, 21 shall not
	exceed EUR 40,000,000.00
26	Approve to extend, following the approval of the Resolution	For	135147	0	0	0
	17, the period exercise of the BSA GE1 from 02 JAN 2009
	to 03 JAN 2011
27	Approve to extend, following the approval of the Resolution	For	135147	0	0	0
	19, the period exercise of the BSG GE2 from 02 JAN 2009
	to 03 JAN 2011
28	Grant full powers to the bearer of an original, a copy or	For	135147	0	0	0
	extract of the minutes of this meeting to carry out all filings,
	publications and other formalities prescribed By-Law

PNOC ENERGY DEVELOPMENT CORP

Cusip/Sedol:	B1GHQN6		Meeting Type:		Annual General Meeting

Ticker:	EDC PM		Meeting Date:		10-Jun-2008

ISIN	PHY7030B1071		Vote Deadline Date:		30-May-2008

Agenda	701585791	Management	Total Ballot Shares:		28771000

Last Vote Date:	29-May-2008

Item	Proposal	Recommendation	For	Against	Abstain	Take No Action

1	Call to order	For	0	0	28771000	0
2	Approve the proof of notice and certification of quorum	For	0	0	28771000	0
3	Approve the minutes of previous stock holders' meeting	For	0	0	28771000	0
4	Approve the Management's report and audited financial	For	0	0	28771000	0
	statements
5	Ratify the acts of Management	For	28771000	0	0	0
6	Approve the amendments to the Articles of Incorporation to	For	28771000	0	0	0
	change the Corporate name
7	Approve the amendment to the By-Laws adopting the	For	28771000	0	0	0
	requirements under SRC Rule 38 on the nomination and
	elect the Independent Directors
8	Elect the Directors	For	28771000	0	0	0
9	Appoint the External Auditors	For	28771000	0	0	0
10	Other matters	None		Non Voting
11	Adjournment	For	0	0	28771000	0

MAPLE ENERGY PLC, DUBLIN

Cusip/Sedol:	B1FRPX0		Meeting Type:		Annual General Meeting

Ticker:	MPLE LN		Meeting Date:		11-Jun-2008

ISIN	IE00B1FRPX03		Vote Deadline Date:		05-Jun-2008

Agenda	701596871	Management	Total Ballot Shares:		600000

Last Vote Date:	29-May-2008

Item	Proposal	Recommendation	For	Against	Abstain	Take No Action

1	PLEASE NOTE THAT THIS IS AN AMENDMENT TO	None		Non Voting
	MEETING ID 456972 DUE TO CHANGE IN MEETING
	DATE AND DELETION OF RESOLUTIONS. ALL VOTES
	RECEIVED ON THE PREVIOUS MEETING WILL BE
	DISREGARDED AND YOU WILL NEED TO REINSTRUCT
	ON THIS MEETING NOTICE. THANK YOU.
2	Receive and approve the Directors' report and the audited	For	600000	0	0	0
	accounts for the period ended 31 DEC 2007 together with
	the Auditors' report thereon

E-TON SOLAR TECH CO LTD

Cusip/Sedol:	B06BMV1		Meeting Type:		Annual General Meeting

Ticker:	3452 TT		Meeting Date:		13-Jun-2008

ISIN	TW0003452009		Vote Deadline Date:		09-Jun-2008

Agenda	701615087	Management	Total Ballot Shares:		243500

Last Vote Date:	10-Jun-2008

Item	Proposal	Recommendation	For	Against	Abstain	Take No Action

1	PLEASE NOTE THAT THIS IS AN AMENDMENT TO	None		Non Voting
	MEETING ID 470796 DUE TO RECEIPT OF DIRECTORS'
	NAMES. ALL VOTES RECEIVED ON THE PREVIOUS
	MEETING WILL BE DISREGARDED AND YOU WILL
	NEED TO REINSTRUCT ON THIS MEETING NOTICE.
	THANK YOU.
2	The 2007 business operations	None		Non Voting
3	The 2007 audited reports	None		Non Voting
4	The status of the derivatives	None		Non Voting
5	The status of convertible bonds	None		Non Voting
6	The revision to the rules of the Board Meeting	None		Non Voting
7	Approve the 2007 financial statements	For	243500	0	0	0
8	Approve the 2007 profit distribution, cash dividend: TWD 3	For	243500	0	0	0
	per share
9	Approve to issue the new shares from retained earnings	For	0	0	243500	0
	and Staff bonus, stock dividend: 500 for 1,000 shares held
10	Approve to revise the Articles of Incorporation	For	243500	0	0	0
11	Approve to issue the new shares from retained earnings to	For	243500	0	0	0
	enjoy the preferential tax and give up the investment tax
	exemption by the shareholders
12	Elect Mr. Li, Ke-rang [ID No. D100152316] as an	For	243500	0	0	0
	Independent Director
13	Elect Mr. Guo, Yi-Jang [ID No. Q100860626] as an	For	243500	0	0	0
	Independent Director
14	Elect Mr. Chen, Bo-Ching [ID No. L121237392] as an	For	243500	0	0	0
	Independent Director
15	Elect Mr. Yang, Ming-Shing [ID No. R102917638] as a	For	243500	0	0	0
	Director
16	Elect Mr. Tsai, Chin-Yao [ID No. R121936751] as a Director	For	243500	0	0	0
17	Elect Mr. Wu, Shih-Chang Ji-ee Industry Company Limited	For	243500	0	0	0
	[Tax No. 73682410] as a Director
18	Elect Mr. Wu Ying-Huei Hong-Ren Investment Company	For	243500	0	0	0
	Limited [Tax No. 16005918] as a Director
19	Approve to release the prohibition on directors from	For	0	0	243500	0
	participation in competitive business
20	Approve the disbursement of remuneration to the	For	243500	0	0	0
	Independent Directors
21	Other issues and extraordinary motions	Abstain	0	0	243500	0

ACCIONA SA, MADRID

Cusip/Sedol:	5579107		Meeting Type:		Ordinary General Meeting

Ticker:	ANA SM		Meeting Date:		19-Jun-2008

ISIN	ES0125220311		Vote Deadline Date:		16-Jun-2008

Agenda	701584662	Management	Total Ballot Shares:		16020

Last Vote Date:	17-Jun-2008

Item	Proposal	Recommendation	For	Against	Abstain	Take No Action

1	Approve the annual accounts of the Company and Group	For	16020	0	0	0
	from the period 2007
2	Approve the review of the Management reports and Social	For	16020	0	0	0
	Management of the Group and Company from the period
	2007
3	Approve the application of earnings	For	16020	0	0	0
4	Re-elect the Accounts Auditors	For	16020	0	0	0
5	Re-elect and appoint the Board Members: establishment of	For	16020	0	0	0
	the number of Board Members
6	Approve the application of the Share Issuing Plan	For	16020	0	0	0
7	Grant authority to the acquisition of own shares, which may	For	16020	0	0	0
	be destined to remuneration schemes, and overruling the
	authorization granted in the OGM of 2007
8	Grant authority to execute the resolutions adopted	For	16020	0	0	0

SOLON AG FUER SOLARTECHNIK, BERLIN

Cusip/Sedol:	7450738		Meeting Type:		Annual General Meeting

Ticker:	SOO1 GR		Meeting Date:		24-Jun-2008

ISIN	DE0007471195		Vote Deadline Date:		16-Jun-2008

Agenda	701629606	Management	Total Ballot Shares:		64178

Last Vote Date:	17-Jun-2008

Item	Proposal	Recommendation	For	Against	Abstain	Take No Action

1	AS A CONDITION OF VOTING, GERMAN MARKET	None		Non Voting
	REGULATIONS REQUIRE THAT YOU DISCLOSE
	WHETHER YOU HAVE A CONTROLLING OR PERSONAL
	INTEREST IN THIS COMPANY. SHOULD EITHER BE
	THE CASE, PLEASE CONTACT YOUR CLIENT SERVICE
	REPRESENTATIVE SO THAT WE MAY LODGE YOUR
	INSTRUCTIONS ACCORDINGLY. IF YOU DO NOT HAVE
	A CONTROLLING OR PERSONAL INTEREST, SUBMIT
	YOUR VOTE AS NORMAL. THANK YOU
2	PLEASE NOTE THAT THE TRUE RECORD DATE FOR	None		Non Voting
	THIS MEETING IS 03 JUN 2008, WHEREAS THE
	MEETING HAS BEEN SETUP USING THE ACTUAL
	RECORD DATE - 1 BUSINESS DAY. THIS IS DONE TO
	ENSURE THAT ALL POSITIONS REPORTED ARE IN
	CONCURRENCE WITH THE GERMAN LAW. THANK YOU
3	Presentation of the financial statements and annual report	None		Non Voting
	for the 2007 FY with the report of the Supervisory Board,
	the group financial statements and annual report, the report
	pursuant to Sections 289[4] and 315[4] of the German
	Commercial Code, and the proposal on the appropriation of
	the distributable profit
4	Resolution on the appropriation of the distributable profit of	For	64178	0	0	0
	EUR 33,212,053.48 as follows: the distributable profit shall
	be allocated to the other revenue reserves
5	Ratification of the acts of the Board of Managing Directors	For	64178	0	0	0
6	Ratification of the acts of the Supervisory Board	For	64178	0	0	0
7	Appointment of Auditors for the 2008 FY: PKF Pannell Kerr	For	64178	0	0	0
	Forster GmbH Berlin
8	Approval of a merger and related resolutions, the Company	For	64178	0	0	0
	and its wholly owned subsidiary go Solar AG shall be
	merged into a European Company [Societas Europaea] by
	the name of Solon SE, with retrospective effect from 25
	APR 2008; PKF Pannell Kerr Forster GMBH, Berlin, shall
	be appointed as the Auditors for the first FY of the Company
	in its new form
9	Resolution on the revision of the authorized capital, i) the	For	64178	0	0	0
	existing authorized capital shall be revoked; ii) the Board of
	Managing Directors shall be authorized, with the consent of
	the Supervisory Board, to increase the share capital by up
	to EUR 6,265,098 through the issue of new bearer shares
	against payment in cash or kind, on or before 31 MAY 2013;
	shareholders' subscription rights may be excluded for the
	issue of shares for acquisition purposes, for the issue of
	shares to the Employees, for residual amounts, and for the
	issue of shares at a price not materially below their market
	price; iii) the Article of Association shall be amended
	accordingly
10	Resolution on the expansion of the stock option program	For	64178	0	0	0
	and the related amendment to the contingent capital, i) the
	number of stock options that may be granted shall be
	increased to 1,253,019; ii) the contingent capital 2000/I shall
	be increased accordingly to EUR 1,253,019; iii) the Article
	of Association shall be amended accordingly
11	Resolution on the revocation of contingent capital i) the	For	64178	0	0	0
	contingent capital II shall be revoked; ii) the Article of
	Association shall be amended accordingly
12	Resolution on the revision of the authorization to issue	For	64178	0	0	0
	bonds, and the related amendments to the contingent
	capital i) the residual authorization to issue warrant and/or
	convertible ii) the Board of Managing Directors shall be
	authorized, with the consent of the Supervisory Board, to
	issue interest bearing bonds of up to EUR 500 million,
	conferring a conversion or option right for hares of the
	Company, on or before 31 MAY 2013; shareholders shall be
	granted subscription rights, except for the issue of bonds at
	a price not materially below their theoretical market value,
	for residual amounts, and for the granting of subscription
	rights to other bondholders; iii) the Company's share capital
	shall be increased accordingly by up to EUR 4,974,401
	through the issue of new bearer shares, insofar as
	conversion or option rights are exercised; iv) the Article of
	Association shall be amended accordingly
13	Elections to the Supervisory Board: a) Mr. Olaf Roessink, b)	For	64178	0	0	0
	Mr. Alexander voigt, c) Mr. Tobias Wahl
14	Resolution on the increase of the Supervisory Board	For	64178	0	0	0
	remuneration, the Members of the Supervisory Board shall
	receive an annual remuneration of EUR 20,000
15	Authorization to acquire own shares, I) the existing	For	64178	0	0	0
	authorization shall be revoked, II) the Company shall be
	authorized to acquire own shares of up to 10% of its share
	capital, at prices neither more than 5% above the market
	price nor at a price of less than EUR 0.01, on or before 30
	NOV 2009, the Board of Managing Director's shall be
	authorized to retire the shares, to use the shares within the
	scope of the stock option program or for acquisition
	purposes, or to dispose of the shares in a manner other
	than the stock exchange or a rights offering if they are sold
	at a price not materially below their market price
16	PLEASE NOTE THAT THIS RESOLUTION IS A	Against	0	64178	0	0
	SHAREHOLDER PROPOSAL: Approval of the control and
	profit transfer agreement with Solon Mobility GMBH,
	effective retroactively from 01 JAN 2008 until at least 31
	DEC 2013

IBERDROLA RENOVABLES SA, MADRID

Cusip/Sedol:	B29NWR4		Meeting Type:			Ordinary General Meeting

Ticker:	IBR SM		Meeting Date:			26-Jun-2008

ISIN	ES0147645016		Vote Deadline Date:			23-Jun-2008

Agenda	701597114	Management	Total Ballot Shares:			719600

Last Vote Date:	17-Jun-2008

Item	Proposal	Recommendation	For	Against	Abstain	Take No Action

1	PLEASE NOTE IN THE EVENT THE MEETING DOES	None		Non Voting
	NOT REACH QUORUM, THERE WILL BE A SECOND
	CALL ON 27 JUN 2008. CONSEQUENTLY, YOUR
	VOTING INSTRUCTIONS WILL REMAIN VALID FOR ALL
	CALLS UNLESS THE AGENDA IS AMENDED. THANK
	YOU.
2	IMPORTANT MARKET PROCESSING REQUIREMENT: A	None		Non Voting
	BENEFICIAL OWNER SIGNED POWER OF ATTORNEY
	(POA) IS REQUIRED IN ORDER TO LODGE AND
	EXECUTE YOUR VOTING INSTRUCTIONS IN THIS
	MARKET. ABSENCE OF A POA, MAY CAUSE YOUR
	INSTRUCTIONS TO BE REJECTED. IF YOU HAVE ANY
	QUESTIONS, PLEASE CONTACT YOUR CLIENT
	SERVICE REPRESENTATIVE.
3	Examination and approval, if applicable, of the individual	For	719600	0	0	0
	annual financial statements of Iberdrola Renovables, S.A.
	[balance sheet, profit and loss statement, and notes] and of
	the financial statements consolidated with its subsidiaries
	[balance sheet, profit and loss statement, statement of
	changes in shareholders' equity, statement of cash flows,
	and notes] for the FYE 31 DEC 2007.
4	Examination and approval, if applicable, of the proposed	For	719600	0	0	0
	allocation of profits/losses for the FYE 31 DEC 2007.
5	Examination and approval, if applicable, of the individual	For	719600	0	0	0
	Management report of Iberdrola Renovables, S.A. and of
	the Management report consolidated with its subsidiaries for
	the FYE 31 DEC 2007.
6	Examination and approval, if applicable, of the Management	For	719600	0	0	0
	and activities of the Board of Directors for the FYE 31 DEC
	2007.
7	Authorization to the Board of Directors, with express powers	For	719600	0	0	0
	of substitution, for the derivative acquisition of the
	Company's own shares by the Company and/or by its
	subsidiaries, up to a maximum limit of 5% of the share
	capital, upon the terms set forth in current legislation,
	depriving of effect the authorization granted by the Sole
	Shareholder for such purpose on 05 NOV 2007, to the
	extent of the unutilized amount.
8	Re-election or, in the absence thereof, appointment of the	For	719600	0	0	0
	Auditor of the Company and of its Group.
9	Examination and approval, if applicable, of the delivery of	For	719600	0	0	0
	the shares of the Company to the Executive Director, as
	beneficiary of the compensation plans of Iberdrola
	Renovables, S.A. [Annual variable stock compensation
	plan, Stock delivery plan, and 2008-2010 Strategic bonus].
10	Examination and approval, if appropriate, of a Stock Plan	For	719600	0	0	0
	directed towards employees [including executive
	personnel], as well as the delegation to the Board of
	Directors to implement, develop, formalize and carry out
	such plan.
11	Authorization to the Board of Directors, with the express	For	719600	0	0	0
	power of substitution, to create and fund Associations and
	Foundations, pursuant to applicable laws and regulations.
12	Amendment of paragraph 1 of Article 4 [Registered office	For	719600	0	0	0
	and branches].
13	Amendment of paragraph 2 of Article 48 of the By-Laws	For	719600	0	0	0
	[FYand drawing up of the annual financial statements].
14	Delegation of powers to formalize and execute all	For	719600	0	0	0
	resolutions adopted at the General Shareholders' Meeting,
	for conversion thereof into a public instrument, and for the
	interpretation, correction, supplementation and development
	thereof or further elaboration thereon until the required
	registrations are made.
15	To approve the proposed resolutions and reports of the	For	719600	0	0	0
	Boards of Directors relating to the items of the Agenda, the
	annual Corporate Governance report, the annual report on
	the remuneration policy and the report explaining the
	aspects of the equity structure and the governance and
	control system of the Company set forth in Section 116 BIS
	of the Securities Market Act [a copy of the latter is attached
	hereto], all of them referred to FY 2007, which will be made
	available to the shareholders once the call for the General
	Shareholders' Meeting is carried out.
16	To approve the Shareholder's Guide and adopt other	For	719600	0	0	0
	resolutions relating to the General Shareholders' Meeting.

Q-CELLS AG, THALHEIM

Cusip/Sedol:	B0LD4L6		Meeting Type:			Annual General Meeting

Ticker:	QCE GR		Meeting Date:			26-Jun-2008

ISIN	DE0005558662		Vote Deadline Date:			18-Jun-2008

Agenda	701594776	Management	Total Ballot Shares:			39990

Last Vote Date:	17-Jun-2008

Item	Proposal	Recommendation	For	Against	Abstain	Take No Action

1	PLEASE NOTE THAT THE TRUE RECORD DATE FOR	None		Non Voting

	THIS MEETING IS 05 JUN 2008 , WHEREAS THE
	MEETING HAS BEEN SETUP USING THE ACTUAL
	RECORD DATE - 1 BUSINESS DAY. THIS IS DONE TO
	ENSURE THAT ALL POSITIONS REPORTED ARE IN
	CONCURRENCE WITH THE GERMAN LAW. THANK YOU

2	AS A CONDITION OF VOTING, GERMAN MARKET	None		Non Voting
	REGULATIONS REQUIRE THAT YOU DISCLOSE
	WHETHER YOU HAVE A CONTROLLING OR PERSONAL
	INTEREST IN THIS COMPANY. SHOULD EITHER BE
	THE CASE, PLEASE CONTACT YOUR CLIENT SERVICE
	REPRESENTATIVE SO THAT WE MAY LODGE YOUR
	INSTRUCTIONS ACCORDINGLY. IF YOU DO NOT HAVE
	A CONTROLLING OR PERSONAL INTEREST, SUBMIT
	YOUR VOTE AS NORMAL. THANK YOU
3	Receive the financial statements and the statutory reports	None		Non Voting
	for FY 2007
4	Approve the allocation of income and dividends of EUR	For	39990	0	0	0
	0.03 per preference share
5	Approve the discharge of the Management Board for FY	For	39990	0	0	0
	2007
6	Approve the discharge of the Supervisory Board for FY	For	39990	0	0	0
	2007
7	Ratify KPMG Deutsche Treuhand-Gesellschaft AG as the	For	39990	0	0	0
	Auditors for FY 2008
8	Approve the Merger of Q-Cells AG and Q-Cells Oesterreich,	For	39990	0	0	0
	approve the change of the Corporate form to Societas
	Europaea [SE]
9	Approve the issuance of warrants/bonds with warrants	For	39990	0	0	0
	attached/convertible bonds with preemptive rights up to
	aggregate nominal amount of EUR 5 billion approve
	creation of EUR 43.6 million pool of capital to Guarantee
	Conversion Rights
10	Amend the 2007 Stock Option Plan	For	39990	0	0	0
11	Approve the affiliation Agreements with Subsidiary Q-Cells	For	39990	0	0	0
	Beteiligungs GmbH
12	Authorize the Share Repurchase Program and Reissuance	For	39990	0	0	0
	of repurchased shares

SOLARIA ENERGIA Y MEDIO AMBIENTE, SA

Cusip/Sedol:	B1YVKJ4		Meeting Type:			Annual General Meeting

Ticker:	SLR SM		Meeting Date:			28-Jun-2008

			Vote Deadline Date:			25-Jun-2008
ISIN	ES0165386014

Agenda	701604072	Management	Total Ballot Shares:			290100

Last Vote Date:	17-Jun-2008

Item	Proposal	Recommendation	For	Against	Abstain	Take No Action

1	PLEASE NOTE IN THE EVENT THE MEETING DOES	None		Non Voting
	NOT REACH QUORUM, THERE WILL BE A SECOND
	CALL ON 30 JUN 2008 AT 12:00. CONSEQUENTLY,
	YOUR VOTING INSTRUCTIONS WILL REMAIN VALID
	FOR ALL CALLS UNLESS THE AGENDA IS AMENDED.
	THANK YOU.
2	PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.	None		Non Voting
3	Approve the annual accounts, Management of the Board	For	290100	0	0	0
	and Management report from 2007 for the Company and
	the Group
4	Approve the confirmation of Independent Board Members	For	290100	0	0	0
5	Approve to modify Article 46 of Bylaws	For	290100	0	0	0
6	Approve to modify Article 48 of Bylaws	For	290100	0	0	0
7	Grant authority for the acquisition of own shares	For	290100	0	0	0
8	Approve the establishment of the remuneration of the Board	For	290100	0	0	0
	of Administration in line with Article 46 of Bylaws
9	Approve the delegation of Powers	For	290100	0	0	0

Vote Summary Report (Long)
July 1, 2007 - June 30, 2008

Sorted by Meeting Date.
In All Markets, for all statuses, for GUINNESS ATKINSON ASIA FOCUS FUND.

Dongfang Electrical Machinery Company Ltd		Cusip/Sedol	6278566	Ticker	1072 HK
Meeting Date	7/3/2007			Shares	336,000	Shares Voted	336,000
Meeting Type	EGM

Ballot Issues		Proponent	Mgmt	Vote
			Rec	Cast
Meeting of H Shareholders
Special Business
1a
Approve Acquisition of the Entire Registered Capital of Dongfang Turbine Co., Ltd., and Approximately 273.2 Million A Shares and an Additional 128.3 Million A Shares in Dongfang Boiler (Group) Co., Ltd. from Dongfang Electric Corp. (DEC) (Acquisition)
		Mgmt	For	For
1b	Approve Allotment and Issuance of 367 New A Shares as Part of the Consideration Payable for the Acquisition	Mgmt	For	For

	Fund Name		Shares Available		Shares Voted
	03504 GUINNESS ATKINSON ASIA FOCUS FUND		336,000		336,000
	Total:		336,000		336,000

Dongfang Electrical Machinery Company Ltd		Cusip/Sedol	6278566	Ticker	1072 HK
Meeting Date	7/3/2007			Shares	336,000	Shares Voted	336,000
Meeting Type	EGM

Ballot Issues		Proponent	Mgmt	Vote
			Rec	Cast
Special Business
1
Approve Acquisition of Equity Interests in Dongfang Turbine Co., Ltd. and Dongfang Boiler (Group) Co., Ltd. from Dongfang Electric Corp (DEC) (Acquisition) and Allotment Issuance of 367 Million New A Shares as Part of the Consideration
		Mgmt	For	For
Ordinary Business
2	Waive Requirement to Acquire Further Shares by Way of an Offer	Mgmt	For	For
3	Waive Requirement for Mandatory Offer to All Shareholders	Mgmt	For	For
4	Approve Connected Transaction with a Related Party and Annual Caps	Mgmt	For	For
5	Approve Profit Entitlement Proposal	Mgmt	For	For
Special Business
6
Change Company Name to Dongfang Electric Co., Ltd., and Registered Address to 18 Xixin Road, High-Tech District (Western District), Chengdu, Sichuan Province, PRC and Reflect Such Changes With the Company's Articles of Association
		Mgmt	For	For
7	Amend Articles Re: Capital Structure	Mgmt	For	For
Ordinary Business
8	Authorize Board to Deal With All Matters Relating to the Acquisition and the Allotment and Issue of the Acquisition Consideration Shares	Mgmt	For	For

	Fund Name		Shares Available		Shares Voted
	03504 GUINNESS ATKINSON ASIA FOCUS FUND		336,000		336,000
	Total:		336,000		336,000

PT International Nickel Indonesia Tbk		Cusip/Sedol	B0217K9	Ticker	INCO
Meeting Date	7/18/2007			Shares	193,000	Shares Voted	0
Meeting Type	EGM

Ballot Issues		Proponent	Mgmt	Vote
			Rec	Cast
1	Elect Commissioners	Mgmt	For
2	Elect Directors	Mgmt	For

	Fund Name		Shares Available		Shares Voted
	03504 GUINNESS ATKINSON ASIA FOCUS FUND		193,000		0
	Total:		193,000		0

Singapore Telecommunications Ltd.		Cusip/Sedol	B02PY22	Ticker	ST SP
Meeting Date	7/27/2007			Shares	595,650	Shares Voted	595,650
Meeting Type	AGM

Ballot Issues		Proponent	Mgmt	Vote
			Rec	Cast
1	Adopt Financial Statements and Directors' and Auditors' Reports	Mgmt	For	For
2	Declare Final Dividend of SGD 0.065 Per Share and Special Dividend of SGD 0.095 Per Share	Mgmt	For	For
3	Reelect Heng Swee Keat as Director	Mgmt	For	For
4	Reelect Simon Israel as Director	Mgmt	For	For
5	Reelect John Powell Morschel as Director	Mgmt	For	For
6	Reelect Deepak S Parekh as Director	Mgmt	For	For
7	Reelect Chua Sock Koong as Director	Mgmt	For	For
8	Reelect Kaikhushru Shiavax Nargolwala as Director	Mgmt	For	For
9	Approve Directors' Fees of SGD 1.7 Million for the Year Ended March 31, 2007 (2006: SGD 1.5 Million)	Mgmt	For	For
10	Approve Directors' Fees of SGD 2.3 Million for the Year Ending March 31, 2008	Mgmt	For	For
11	Reappoint Auditors and Authorize Board to Fix Their Remuneration	Mgmt	For	For
12	Approve Issuance of Shares without Preemptive Rights	Mgmt	For	For
13	Approve Issuance of Shares and Grant of Options Pursuant to the Singapore Telecom Share Option Scheme	Mgmt	For	For
14	Approve Grant of Awards Pursuant to the SingTel Performance Share Plan	Mgmt	For	For

	Fund Name		Shares Available		Shares Voted
	03504 GUINNESS ATKINSON ASIA FOCUS FUND		595,650		595,650
	Total:		595,650		595,650

Singapore Telecommunications Ltd.		Cusip/Sedol	B02PY22	Ticker	ST SP
Meeting Date	7/27/2007			Shares	595,650	Shares Voted	595,650
Meeting Type	EGM

Ballot Issues		Proponent	Mgmt	Vote
			Rec	Cast
1	Authorize Share Repurchase Program	Mgmt	For	For
2	Approve Participation by the Relevant Person in the SingTel Performance Share Plan	Mgmt	For	For

	Fund Name		Shares Available		Shares Voted
	03504 GUINNESS ATKINSON ASIA FOCUS FUND		595,650		595,650
	Total:		595,650		595,650

Petrochina Company Limited		Cusip/Sedol	6226576	Ticker	857 HK
Meeting Date	8/10/2007			Shares	1,088,000	Shares Voted	1,088,000
Meeting Type	EGM

Ballot Issues		Proponent	Mgmt	Vote
			Rec	Cast
Special Resolutions
1	Approve Allotment and Issuance of A Shares and Terms and Conditions	Mgmt	For	For
2	Authorize Board and its Attorney to Deal with Matters in Relation to the A Share Issue and the Listing of A Shares	Mgmt	For	For

	Fund Name		Shares Available		Shares Voted
	03504 GUINNESS ATKINSON ASIA FOCUS FUND		1,088,000		1,088,000
	Total:		1,088,000		1,088,000

Chen Hsong Holdings Ltd.		Cusip/Sedol	6189646	Ticker	57 HK
Meeting Date	8/23/2007			Shares	470,000	Shares Voted	470,000
Meeting Type	AGM

Ballot Issues		Proponent	Mgmt	Vote
			Rec	Cast
1	Accept Financial Statements and Statutory Reports	Mgmt	For	For
2	Approve Final Dividend of HK$0.16 Per Share	Mgmt	For	For
3a	Reelect Johnson Chin Kwang Tan as Director	Mgmt	For	For
3b	Reelect Anish Lalvani as Director	Mgmt	For	For
3c	Approve Directors' Fees for the Year Ending March 31, 2008 at an Aggregate Sum Not Exceeding HK$900,000	Mgmt	For	For
4	Reappoint Ernst & Young as Auditors and Authorize Board to Fix Their Remuneration	Mgmt	For	For
5	Authorize Repurchase of Up to 10 Percent of Issued Share Capital	Mgmt	For	For
6	Approve Issuance of Equity or Equity-Linked Securities without Preemptive Rights	Mgmt	For	Against
7	Authorize Reissuance of Repurchased Shares	Mgmt	For	Against

	Fund Name		Shares Available		Shares Voted
	03504 GUINNESS ATKINSON ASIA FOCUS FUND		470,000		470,000
	Total:		470,000		470,000

Victory City International Holdings Ltd		Cusip/Sedol	6179614	Ticker	539 HK
Meeting Date	8/30/2007			Shares	1,071,000	Shares Voted	1,071,000
Meeting Type	AGM

Ballot Issues		Proponent	Mgmt	Vote
			Rec	Cast
1	Accept Financial Statements and Statutory Reports	Mgmt	For	For
2	Approve Final Dividend of HK$0.068 Per Share by Way of a Scrip Dividend Scheme	Mgmt	For	For
3a	Reelect Lee Yuen Chiu, Andy as Director	Mgmt	For	For
3b	Reelect Kan Ka Hon as Director	Mgmt	For	For
3c	Reelect So Kam Wah as Director	Mgmt	For	For
3d	Authorize Board to Fix the Remuneration of Directors	Mgmt	For	For
4	Reappoint Auditors and Authorize Board to Fix Their Remuneration	Mgmt	For	For
5	Approve Issuance of Equity or Equity-Linked Securities without Preemptive Rights	Mgmt	For	Against
6	Authorize Repurchase of Up to 10 Percent of Issued Share Capital	Mgmt	For	For
7	Authorize Reissuance of Repurchased Shares	Mgmt	For	Against

	Fund Name		Shares Available		Shares Voted
	03504 GUINNESS ATKINSON ASIA FOCUS FUND		1,071,000		1,071,000
	Total:		1,071,000		1,071,000

Shenzhen Expressway Company Ltd.		Cusip/Sedol	6848743	Ticker	548 HK
Meeting Date	9/30/2007			Shares	1,450,000	Shares Voted	1,450,000
Meeting Type	EGM

Ballot Issues		Proponent	Mgmt	Vote
			Rec	Cast
1	Elect Jiang Lu Ming as Supervisor	Mgmt	For	For
2	Approve Emoluments of the Supervisor	Mgmt	For	For

	Fund Name		Shares Available		Shares Voted
	03504 GUINNESS ATKINSON ASIA FOCUS FUND		1,450,000		1,450,000
	Total:		1,450,000		1,450,000

PTT PUBLIC COMPANY		Cusip/Sedol	6420390	Ticker	PTT/F TB
Meeting Date	9/30/2007			Shares	158,000	Shares Voted	0
Meeting Type	EGM

Ballot Issues		Proponent	Mgmt	Vote
			Rec	Cast
1	Approve Minutes of Previous AGM	Mgmt	For
2
Approve Acquisition of Shares in Aromatics (Thailand) Public Co. Ltd. (Aromatics) and Rayong Refinery Public Co. Ltd. (Rayong) from Shareholders Who Object the Amalgamation Between Aromatics and Rayong
		Mgmt	For

	Fund Name		Shares Available		Shares Voted
	03504 GUINNESS ATKINSON ASIA FOCUS FUND		158,000		0
	Total:		158,000		0

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Guinness Atkinson Asia Focus Fund

Meeting Date Range: July 1, 2007 - June 30, 2008

PT INTERNATIONAL NICKEL INDONESIA TBK

Cusip/Sedol:	B0217K9				Meeting Type:		ExtraOrdinary General Meeting

Ticker:	INCO IJ				Meeting Date:		23-Nov-2007

ISIN	ID1000098700				Vote Deadline Date:		20-Nov-2007

Agenda	701403709	Management			Total Ballot Shares:		251000

Last Vote Date:	20-Nov-2007

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action

1	Approve to change the Board of Commissioners structure		For	251000	0	0	0
2	Approve to change the Board of Directors structure		For	251000	0	0	0

ESPRIT HOLDINGS LTD

Cusip/Sedol:	6321642				Meeting Type:		Annual General Meeting

Ticker:	330 HK				Meeting Date:		04-Dec-2007

ISIN	BMG3122U1457				Vote Deadline Date:		23-Nov-2007

Agenda	701377512	Management			Total Ballot Shares:		901911

Last Vote Date:	21-Nov-2007

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action

1	Receive and consider the audited consolidated financial		For	171840	0	0	0
	statements and the Reports of the Directors and Auditors of
	the Group for the YE 30 JUN 2007
2	Approve a final dividend of HKD 1.00 per Share for the YE		For	171840	0	0	0
	30 JUN 2007
3	Approve a special dividend of HKD 1.48 per Share for the		For	171840	0	0	0
	YE 30 JUN 2007
4	Re-elect Mr. John Poon Cho Ming as Director		For	171840	0	0	0
5	Re-elect Mr. Jerome Squire Griffith as Director		For	171840	0	0	0
6	Re-elect Mr. Alexander Reid Hamilton as Director		For	171840	0	0	0
7	Authorize the Directors to fix their remuneration		For	171840	0	0	0
8	Re-appoint Messrs. PricewaterhouseCoopers as Auditors		For	171840	0	0	0
	and authorize the Directors to fix their remuneration
9	Authorize the Directors to purchase shares not exceeding		For	171840	0	0	0
	10 % of the issued share capital of the Company
10	Authorize the Directors, subject to restriction on discount		For	171840	0	0	0
	and restriction on refreshment as stated in the specified
	circular, to issue, allot and deal with additional shares up to
	a maximum of 5 % of the issued share capital of the
	Company, save in the case of an allotment for the purpose
	of an acquisition or where the consideration for such
	allotment is otherwise than wholly in cash, up to a maximum
	of 10 % of the issued share capital of the Company as at
	the date of passing of this resolution
11	Approve to extend the general mandate granted to the		For	171840	0	0	0
	Directors to issue shares in Resolution 7 by the number of
	shares repurchased under Resolution 6

CNOOC LTD

Cusip/Sedol:	B00G0S5				Meeting Type:		ExtraOrdinary General Meeting

Ticker:	883 HK				Meeting Date:		06-Dec-2007

ISIN	HK0883013259				Vote Deadline Date:		26-Nov-2007

Agenda	701407290	Management			Total Ballot Shares:		12299000

Last Vote Date:	22-Nov-2007

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action

1	Approve and ratify the Revised Cap for the "Provision of		For	1342000	0	0	0
	exploration and support services" category of continuing
	connected transactions, as specified
2	Approve the Non-exempt Continuing Connected		For	1342000	0	0	0
	Transactions as specified, which the Company expects to
	occur on a regular and continuous basis in the ordinary and
	usual course of business of the Company and its
	subsidiaries, as the case may be, and to be conducted on
	normal commercial terms, and authorize any Director of the
	Company to do all such further acts and things and execute
	such further documents and take all such steps which in
	their opinion may be necessary, desirable or expedient to
	implement and/or give effect to the terms of such
	transactions
3	Approve and ratify the Proposed Caps for each category of		For	1342000	0	0	0
	the Non-exempt Continuing Connected Transactions, as
	specified

KINGBOARD CHEMICAL HOLDINGS LTD

Cusip/Sedol:	6491318				Meeting Type:		ExtraOrdinary General Meeting

Ticker:	148 HK				Meeting Date:		10-Dec-2007

ISIN	KYG525621408				Vote Deadline Date:		03-Dec-2007

Agenda	701413798	Management			Total Ballot Shares:		1577000

Last Vote Date:	28-Nov-2007

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action

1	Approve the Revised Annual Caps [such terms shall have		For	299000	0	0	0
	the meaning as specified] and authorize any Directors of the
	Company to do, approve and transact all such acts and
	things as they may in their discretion consider necessary or
	desirable in connection therewith

DONGFANG ELECTRIC CORPORATION LTD

Cusip/Sedol:	6278566				Meeting Type:		ExtraOrdinary General Meeting

Ticker:	1072 HK				Meeting Date:		11-Dec-2007

ISIN	CNE100000304				Vote Deadline Date:		29-Nov-2007

Agenda	701396029	Management			Total Ballot Shares:		1846000

Last Vote Date:	22-Nov-2007

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action

1	Appoint Mr. Zhang Xiaolun as a Director of the Company		For	336000	0	0	0
2	Appoint Mr. Wen Shugang as a Director of the Company		For	336000	0	0	0
3	Appoint Mr. Zhang Jilie as a Director of the Company		For	336000	0	0	0
4	Appoint Mr. Wen Limin as a Supervisor of the Company		For	336000	0	0	0
5	Amend the existing Articles of Association as specified and		For	336000	0	0	0
	authorize the Board to submit the amended Articles of
	Association to the relevant PRC government authorities for
	approval: original Article 3 is proposed to be amended to
	become "Registered name of the Company: Dongfang
	Electric Corporation Limited" and and the original Article 14
	is to be amended as specified

IOI CORPORATION BHD

Cusip/Sedol:	B1Y3WG1				Meeting Type:		ExtraOrdinary General Meeting

Ticker:	IOI MK				Meeting Date:		12-Dec-2007

ISIN	MYL1961OO001				Vote Deadline Date:		06-Dec-2007

Agenda	701415627	Management			Total Ballot Shares:		1209250

Last Vote Date:	06-Dec-2007

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action

1	Authorize the Directors of the Company, subject to		For	1209250	0	0	0
	approvals being obtained from the relevant authorities: a) to
	approve the issue of up to USD 600 million nominal value 5-
	year unsecured guaranteed exchangeable bonds [3rd
	Exchangeable Bonds] by IOI Resources [L] Berhad with a
	coupon rate [if any] and at an issue price to be determined
	later and the 3rd Exchangeable Bonds shall be irrevocably
	and unconditionally guaranteed by the Company and
	exchangeable into ordinary shares of MYR 0.10 each in the
	Company [Shares] at an exchange price to be determined
	by the Directors and otherwise on such further terms and
	conditions as the Directors may determine and provide in
	the Trust Deed or such other documents to be entered into,
	in relation to the 3rd Exchangeable Bonds; b) to allot and
	issue such number of new Shares, credited as fully paid-up,
	to the holders of the 3rd Exchangeable Bonds, which are
	required to be issued upon exchange of the 3rd
	Exchangeable Bonds in accordance with the terms of
	exchange to be provided in the Trust Deed to be entered
	into and that such new Shares shall upon issue and
	allotment, rank pari passu in all respects with the existing
	Shares save and except that they will not be entitled to
	dividends, rights, allotments and/or other distributions
	unless the allotment and issue of such new Shares were
	made on or prior to the entitlement date, where the
	entitlement date means the date as at the close of business
	on which shareholders must be registered in order to be
	entitled to any dividends, rights, allotments and/or other
	distribution; c) to allot and issue such number of new
	Shares, credited as fully paid-up, to the holders of the 3rd
	Exchangeable Bonds, which are required to be issued upon
	any adjustments of the exchange price of the 3rd
	Exchangeable Bonds in accordance with the terms
	regarding adjustments of the exchange price to be provided
	in the Trust Deed to be entered into, to be notified by the
	Directors and that such new Shares shall upon issue and
	allotment, rank pari passu in all respects with the existing
	Shares save and except that they will not be entitled to
	dividends, rights, allotments and/or other distributions
	unless the allotment and issue of such new Shares were
	made on or prior to the entitlement date, where the
	entitlement date means the date as at the close of business
	on which shareholders must be registered in order to be
	entitled to any dividends, rights, allotments and/or other
	distribution; d) to allot and issue such number of new
	Shares, credited as fully paid-up, to the holders of the 3rd
	Exchangeable Bonds without first having to make an offer of
	such new Shares to the Members of the Company pursuant
	to Article 5(a) of the Articles of Association of the Company;
	and authorize the Directors of the Company to complete
	and give effect to the Proposed 3rd Exchangeable Bonds
	issue and do all acts and things for and on behalf of the
	Company as they may consider necessary or expedient to
	give effect to the issue including but not limited to
	determining the terms and conditions of the issue and
	utilisation of the proceeds thereof, assenting to any
	conditions imposed by any relevant authorities and effecting
	any requisite modifications, variations and/or amendments
	and all previous actions taken by the Company's Board of
	Directors [Board] or any Director of the Board in connection
	with the Proposed 3rd Exchangeable Bonds Issue are
	ratified

PT INTERNATIONAL NICKEL INDONESIA TBK

Cusip/Sedol:		B0217K9			Meeting Type:			ExtraOrdinary General Meeting

Ticker:		INCO IJ			Meeting Date:			17-Dec-2007

ISIN		ID1000098700			Vote Deadline Date:			06-Dec-2007

Agenda		701411732	Management		Total Ballot Shares:			210000

Last Vote Date:		22-Nov-2007

	Item	Proposal		Recommendation	For	Against	Abstain	Take No Action

	1	Approve, the stock split of Company shares with ratio 1 old		For	210000	0	0	0
		share for 10 new shares and to change the Articles of
		Association, related to stock split

ANGANG STEEL COMPANY LTD

Cusip/Sedol:		6015644			Meeting Type:			ExtraOrdinary General Meeting

Ticker:		347 HK			Meeting Date:			28-Dec-2007

ISIN		CNE1000001V4			Vote Deadline Date:			20-Dec-2007

Agenda		701412063	Management		Total Ballot Shares:			7187801

Last Vote Date:		22-Nov-2007

	Item	Proposal		Recommendation	For	Against	Abstain	Take No Action

	1	Approve, the 2007 Supply of Materials and Services		For	722000	0	0	0
		Agreement, the relevant monetary caps of 2008 and 2009,
		and the transactions contemplated thereunder, and
		authorize the Board to do such further acts and things and
		execute further documents and take all such steps which in
		their opinion may be necessary, desirable or expedient to
		implement and/or give effect to the terms of the 2007
		Supply of Materials and Services Agreement
	2	Approve, the revision of the 2007 annual caps of the		For	722000	0	0	0
		support services from RMB 5,700 million to RMB 8,000
		million, and authorize the Board to do such further acts and
		things and execute further documents and take all such
		steps which in its opinion may be necessary, desirable or
		expedient to implement and/or give effect to such revision
	3	Approve, the revision of the 2007 annual caps of the		For	722000	0	0	0
		financial services from RMB 200 million to RMB 250 million,
		and authorize the Board to do such further acts and things
		and execute further documents and take all such steps
		which in its opinion may be necessary, desirable or
		expedient to implement and/or give effect to such revision
	4	Approve, the appointment of Mr. Wen Baoman as a		For	722000	0	0	0
		Member of the Supervisory Committee of the Company

CHINA SHIPPING DEVELOPMENT CO LTD

Cusip/Sedol:		6782045			Meeting Type:			ExtraOrdinary General Meeting

Ticker:		1138 HK			Meeting Date:			18-Jan-2008

ISIN		CNE1000002S8			Vote Deadline Date:			11-Jan-2008

Agenda		701416681	Management		Total Ballot Shares:			5546000

Last Vote Date:		06-Dec-2007

	Item	Proposal		Recommendation	For	Against	Abstain	Take No Action

	1	Approve and ratify the four construction agreements all		For	790000	0	0	0
		dated 22 OCT 2007 between the Company, Dalian
		Shipbuilding Industry Company Limited and China
		Shipbuilding International Trading Company Limited, each
		for the construction of one very large iron ores carrier
		["VLOC"] [for a total of four VLOCs], as specified and
		authorize the Directors of the Company to do such other
		acts and things and execute such other documents which in
		their opinion may be necessary or desirable to implement
		the agreements
	2	Approve and ratify the four construction agreements all		For	790000	0	0	0
		dated 27 OCT 2007 between the Company, CSSC
		Guangzhou Longxue Shipbuilding Co., Ltd and China
		Shipbuilding Trading Co., Ltd., each for the construction of
		one VLOC [for a total of four VLOCs], as specified and
		authorize the Directors of the Company to do such other
		acts and things and execute such other documents which in
		their opinion may be necessary or desirable to implement
		the agreements
	3	Approve and ratify the four bareboat charterparties all dated		For	790000	0	0	0
		14 NOV 2007 between the Company and China Shipping
		Container Lines Co., Ltd. for the leasing of the container
		vessels "Xiang Li", "Xiang Mao", "Xiang Yue" and "Xiang
		Zhuang", as specified and authorize the Directors of the
		Company to do such other acts and things and execute
		such other documents which in their opinion may be
		necessary or desirable to implement the agreements
	4	Approve and ratify the five bareboat charterparties all dated		For	790000	0	0	0
		14 NOV 2007 between each of Xiang Da Shipping S.A.,
		Xiang Xing Shipping S.A., Xiang Wang Shipping S.A. and
		Xiang Xiu Shipping S.A. and China Shipping Container
		Lines (Asia) Co., Ltd. for the leasing of the container
		vessels "Xiang Da", "Xiang Xiu", "Xiang Xing", "Xiang
		Wang", "Xiang Zhu", as specified and authorize the
		Directors of the Company to do such other acts and things
		and execute such other documents which in their opinion
		may be necessary or desirable to implement the
		agreements
	5	Approve and ratify the bareboat charterparty dated 14 NOV		For	790000	0	0	0
		2007 between the Shanghai Maritime Enterprises Corp. and
		the Company for the leasing of the tanker "Da Qing 88", as
		specified and authorize the Directors of the Company to do
		such other acts and things and execute such other
		documents which in their opinion may be necessary or
		desirable to implement the agreements
	6	Approve and ratify the bareboat charterparty dated 14 NOV		For	790000	0	0	0
		2007 between the China Shipping (Hong Kong) Holdings
		Co., Ltd. and Xi Chuan Shipping S.A. for the leasing of the
		tanker "Song Lin Wan", as specified and authorize the
		Directors of the Company to do such other acts and things
		and execute such other documents which in their opinion
		may be necessary or desirable to implement the
		agreements
	7	Approve the appointment of Mr. Zhu Yongguang as an		For	790000	0	0	0
		Independent Non-Executive Director of the Company
	8	Approve the appointment of Mr. Yu Shicheng as a		For	790000	0	0	0
		Supervisor of the Company
	9	Approve the purchase of liability insurance policy for the		For	790000	0	0	0
		Company's Directors, Supervisors and Senior Management
		at AIU Insurance Company at the rate of USD 39,000 for a
		cover period of 1 year and authorize the Directors of the
		Company to arrangement renewal of such insurance policy
		upon its expiry
	10	Amend Article 133 of the Articles of Association of the				For	790000	0	0	0
		Company from "The Supervisory Committee shall comprise
		3 to 5 persons, one of which shall be the Chairman of the
		Supervisory Committee" to "The Supervisory Committee
		shall comprise 3 to 9 persons, one of which shall be the
		Chairman of the Supervisory Committee" with other
		contents remain unchanged

DONGFANG ELECTRIC CORPORATION LTD

Cusip/Sedol:			6278566					Meeting Type:		ExtraOrdinary General Meeting

Ticker:			1072 HK					Meeting Date:		29-Jan-2008

ISIN			CNE100000304					Vote Deadline Date:		11-Jan-2008

Agenda			701431657		Management			Total Ballot Shares:		1462000

Last Vote Date:			11-Jan-2008

	Item	Proposal				Recommendation	For	Against	Abstain	Take No Action

	1	Approve the establishment of DEMC				For	178000	0	0	0

YANZHOU COAL MNG CO LTD

Cusip/Sedol:			6109893					Meeting Type:		ExtraOrdinary General Meeting

Ticker:			1171 HK					Meeting Date:		30-Jan-2008

ISIN			CNE1000004Q8					Vote Deadline Date:		23-Jan-2008

Agenda			701432510		Management			Total Ballot Shares:		8190000

Last Vote Date:			11-Jan-2008

	Item	Proposal				Recommendation	For	Against	Abstain	Take No Action

	1	Approve and ratify the terms of the Acquisition Agreement				For	1196800	0	0	0
		entered into between Heze Neng Hua and the Parent
		Company for the Acquisition, and all the transactions
		contemplated therein; and approve the execution of the
		Acquisition Agreement by the Directors of the Company and
		authorize the Directors of the Company [or any one of them]
		to do all such acts and things, to sign and execute all such
		further documents and to take such steps as the Directors
		of the Company [or any one of them] may in their absolute
		discretion consider necessary, appropriate, desirable or
		expedient to give effect to or in connection with the
		Agreements or any of the transactions contemplated
		thereunder and all other matters thereto
	2	Amend Article 158 of the Company's Articles of Association				For	1196800	0	0	0
		as speicified

JIANGXI COPPER CO LTD

Cusip/Sedol:			6000305					Meeting Type:		ExtraOrdinary General Meeting

Ticker:			358 HK	358 HK				Meeting Date:		19-Feb-2008

ISIN			CNE1000003K3					Vote Deadline Date:		12-Feb-2008

Agenda			701439665		Management			Total Ballot Shares:		4611000

Last Vote Date:			11-Jan-2008

	Item	Proposal				Recommendation	For	Against	Abstain	Take No Action

	1	Approve: [a] the H-Share Appreciation Rights Scheme of				For	666000	0	0	0
		Jiangxi Copper Company Limited with summary of the
		terms as specified; [b] to authorize the Board of Directors of
		the Company [the Board] to grant the share appreciation
		rights, representing the rights conferred to relevant
		members of the Directors and Senior Management of the
		Company to receive stipulated earnings from the increase in
		share price of H-share of the Company, subject to specific
		timeframe and conditions, in accordance with the Share
		Appreciation Rights Scheme and the relevant legal
		requirements [the Share Appreciation Rights]; [c] to
		authorize the Board to make corresponding adjustments in
		accordance with the rules and methods set out in the Share
		Appreciation Rights Scheme in the event that adjustments
		to the offer prices or number of the Share Appreciation
		Rights are necessary due to the changes in the ordinary
		share capital structure of the Company or other similar
		reason arising from, inter alia, share issue, share allotment,
		dividend or share reduction; [d] to amend the Share
		Appreciation Rights Scheme, and to decide and formulate
		any matters relating to the Share Appreciation Rights
		Scheme within the scope applicable to the Share
		Appreciation Rights Scheme; [e] to authorize the Board to
		proceed with the examination, registration, filing, approval
		and consent procedures with relevant government
		authorities; to sign, execute, amend and complete
		documents to be submitted to relevant government
		authorities, organizations and individuals; and to do all acts,
		matters and things deemed necessary, appropriate or
		expedient in relation to the Share Appreciation Rights
		Scheme

POSCO, POHANG

Cusip/Sedol:			6693233					Meeting Type:		Annual General Meeting

Ticker:			005490 KS					Meeting Date:		22-Feb-2008

ISIN			KR7005490008					Vote Deadline Date:		13-Feb-2008

Agenda			701452031		Management			Total Ballot Shares:		4970

Last Vote Date:			08-Feb-2008

	Item	Proposal				Recommendation	For	Against	Abstain	Take No Action

	1	Approve the appropriation of income and annual Dividend of				For	3650	0	0	0
		KRW 10,000 per share
	2	Elect Mr. Ahn Chul-Su [Charles] as an Independent Non-				For	3650	0	0	0
		Executive Director
	3	Elect Mr. Sun Wook as an Independent Non-Executive				For	3650	0	0	0
		Director and Audit Committee Member
	4	Elect Mr. Park Sang-Yong as an Independent Non-				For	3650	0	0	0
		Executive Director and Audit Committee Member
	5	Elect Mr. Choi Jong-Tae as an Executive Director				For	3650	0	0	0
	6	Approve the remuneration of Executive Directors and				For	3650	0	0	0
		Independent Non-Executive Directors

CHINA SHIPPING DEVELOPMENT CO LTD

Cusip/Sedol:			6782045					Meeting Type:		ExtraOrdinary General Meeting

Ticker:			1138 HK					Meeting Date:		29-Feb-2008

ISIN			CNE1000002S8					Vote Deadline Date:		22-Feb-2008

Agenda			701445012		Management			Total Ballot Shares:		5352000

Last Vote Date:			08-Feb-2008

	Item	Proposal				Recommendation	For	Against	Abstain	Take No Action

	1	Approve and ratify the four construction agreements all				For	596000	0	0	0
		dated 29 DEC 2007 between China Shipping Development
		(Hong Kong) Marine Co., Limited, China Shipbuilding &
		Offshore International Company Limited and Dalian
		Shipbuilding Industry Company Limited, each for the
		construction of one very large iron ores carrier ["VLOC"] [for
		a total of four VLOCs], as specified and authorize the
		Directors of the Company to do such other acts and things
		and execute such other documents which in their opinion
		may be necessary or desirable to implement the
		agreements
	2	Approve and ratify the six construction agreements all dated				For	596000	0	0	0
		29 DEC 2007 between the Company and China Shipping
		Industry Co. Ltd. and China Shipping Industry (Jiangsu)
		Co., Ltd. and the four construction agreements all dated 29
		DEC 2007 between China Shipping Development (Hong
		Kong) Limited, China Shipping Industry Co., Ltd. and China
		Shipping Industry (Jiangsu) Co., Ltd., each for the
		construction of one dry bulk carriers [for a total of ten dry
		bulk carriers], as specified and authorize the Directors of the
		Company to do such other acts and things and execute
		such other documents which in their opinion may be
		necessary or desirable to implement the agreements
	3	Approve to change the Company's Domestic Auditor and				For	596000	0	0	0
		International Auditor to Vocation International Certified
		Public Accountant Co., Ltd. and Tianzhi (H.K.) C.P.A.
		effective from the date of this resolution and authorize the
		Directors of the Company to fix the remuneration of the
		Domestic and International Auditors respectively

KOREA ZINC CO LTD, SEOUL

Cusip/Sedol:	6495428				Meeting Type:		Annual General Meeting

Ticker:	010130 KS				Meeting Date:		29-Feb-2008

ISIN	KR7010130003				Vote Deadline Date:		20-Feb-2008

Agenda	701456611	Management			Total Ballot Shares:		14080

Last Vote Date:	22-Feb-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Approve the financial statement		For	14080	0	0	0
2	Approve the partial amendment to the Articles of		For	14080	0	0	0
	Incorporation
3	Elect the Directors, Executive Director-1 person / Outside		For	14080	0	0	0
	Directors-3 persons
4	Elect the Audit Committee Member, Audited Committee		For	14080	0	0	0
	Member-3 persons
5	Approve the limit of remuneration for the Directors		For	14080	0	0	0

DIGI.COM BHD

Cusip/Sedol:	6086242				Meeting Type:		ExtraOrdinary General Meeting

Ticker:	DIGI MK				Meeting Date:		12-Mar-2008

ISIN	MYL6947OO005				Vote Deadline Date:		04-Mar-2008

Agenda	701464137	Management			Total Ballot Shares:		317100

Last Vote Date:	04-Mar-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Approve to transfer of the Spectrum Assignment No.		For	216700	0	0	0
	Sa/01/2006 over the frequency bands of 1965mhz-
	1980mhz, 2155mhz-2170mhz and 2010mhz-2015mhz
	(Spectrum) to Digi Telecommunications Sdn Bhd (Digi
	Telecom) to be satisfied via the issuance of 27,500,000 new
	ordinary shares of MYR 0.10 each in Digi .(Digi Shares)
	credited as fully paid-up to TT Dotcom Sdn Bhd (TDSB) or
	its nominees (proposed transfer)
2	PLEASE NOTE THAT THIS IS A REVISION DUE TO		None		Non Voting
	CHANGE IN NUMBERING AND TEXT OF THE
	RESOLUTION 1. IF YOU HAVE ALREADY SENT IN YOUR
	VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
	UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
	INSTRUCTIONS. THANK YOU.

HYUNDAI MIPO DOCKYARD CO LTD

Cusip/Sedol:	6451066				Meeting Type:		Annual General Meeting

Ticker:	010620 KS				Meeting Date:		14-Mar-2008

ISIN	KR7010620003				Vote Deadline Date:		05-Mar-2008

Agenda	701467854	Management			Total Ballot Shares:		5900

Last Vote Date:	04-Mar-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action

1	Approve the financial statement		For	5900	0	0	0
2	Elect the Directors		For	5900	0	0	0
3	Elect the Audit Committee Member		For	5900	0	0	0
4	Approve the limit of remuneration for the Directors		For	5900	0	0	0

K T & G CORP

Cusip/Sedol:	6175076				Meeting Type:		Annual General Meeting

Ticker:	033780 KS				Meeting Date:		14-Mar-2008

ISIN	KR7033780008				Vote Deadline Date:		05-Mar-2008

Agenda	701462361	Management			Total Ballot Shares:		29350

Last Vote Date:	04-Mar-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action

1	Approve the financial statement		For	19920	0	0	0
2	Elect 2 Executive Directors		For	19920	0	0	0
3	Elect 3 Outside Directors		For	19920	0	0	0
4	Elect the Outside Director as Audit Committee Member		For	19920	0	0	0
5	Approve the limit of remuneration for the Directors		For	19920	0	0	0

SAMHO INTERNATIONAL CO LTD, SEOUL

Cusip/Sedol:	6771894				Meeting Type:		Annual General Meeting

Ticker:	001880 KS				Meeting Date:		14-Mar-2008

ISIN	KR7001880004				Vote Deadline Date:		05-Mar-2008

Agenda	701466509	Management			Total Ballot Shares:		68700

Last Vote Date:	04-Mar-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action

1	Approve the financial statement		For	68700	0	0	0
2	Elect the Directors		For	68700	0	0	0
3	Elect the Auditors		For	68700	0	0	0
4	Approve the limit of remuneration for the Directors		For	68700	0	0	0
5	Approve the limit of remuneration for the Auditors		For	68700	0	0	0

SHINHAN FINANCIAL GROUP CO LTD, SEOUL

Cusip/Sedol:	6397502				Meeting Type:		Annual General Meeting

Ticker:	055550 KS				Meeting Date:		19-Mar-2008

ISIN	KR7055550008				Vote Deadline Date:		10-Mar-2008

Agenda	701463046	Management			Total Ballot Shares:		32610

Last Vote Date:	04-Mar-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action

1	Approve the financial statement		For	32610	0	0	0
2	Amend the Articles of Incorporation		For	32610	0	0	0
3	Elect 1 Non-Executive Director and 12 Outside Directors		For	32610	0	0	0
4	Elect 4 Auditor Committee Members		For	32610	0	0	0
5	Approve the limit of remuneration of the Directors		For	32610	0	0	0
6	Approve the Stock Option for staff		For	32610	0	0	0

JIANGXI COPPER CO LTD

Cusip/Sedol:	6000305				Meeting Type:		Class Meeting

Ticker:	358 HK				Meeting Date:		20-Mar-2008

ISIN	CNE1000003K3				Vote Deadline Date:		07-Mar-2008

Agenda	701462070	Management			Total Ballot Shares:		4611000

Last Vote Date:	04-Mar-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT THIS IS AN AMENDMENT TO		None		Non Voting
	MEETING ID 443952 DUE TO RECEIVE OF PAST
	RECORD DATE ALL VOTES RECEIVED ON THE
	PREVIOUS MEETING WILL BE DISREGARDED AND
	YOU WILL NEED TO REINSTRUCT ON THIS MEETING
	NOTICE. THANK YOU.
2	Approve to issue the Renminbi Bonds with warrants to be		For	666000	0	0	0
	issued in the People's Republic of China (PRC) and shell be
	implemented subsequent to granting of the approval from
	the relevant Governmental authorities in the PRC upon
	application: Issuance size
3	Approve to issue the Renminbi Bonds with warrants to be		For	666000	0	0	0
	issued in the People's Republic of China (PRC) and shell be
	implemented subsequent to granting of the approval from
	the relevant Governmental authorities in the PRC upon
	application: Issuance price
4	Approve to issue the Renminbi Bonds with warrants to be		For	666000	0	0	0
	issued in the People's Republic of China (PRC) and shell be
	implemented subsequent to granting of the approval from
	the relevant Governmental authorities in the PRC upon
	application: Issuance target
5	Approve to issue the Renminbi Bonds with warrants to be		For	666000	0	0	0
	issued in the People's Republic of China (PRC) and shell be
	implemented subsequent to granting of the approval from
	the relevant Governmental authorities in the PRC upon
	application: method of issuance and arrangement of placing
	to existing shareholders
6	Approve to issue the Renminbi Bonds with warrants to be		For	666000	0	0	0
	issued in the People's Republic of China (PRC) and shell be
	implemented subsequent to granting of the approval from
	the relevant Governmental authorities in the PRC upon
	application: Term of the bonds
7	Approve to issue the Renminbi Bonds with warrants to be		For	666000	0	0	0
	issued in the People's Republic of China (PRC) and shell be
	implemented subsequent to granting of the approval from
		the relevant Governmental authorities in the PRC upon
		application: Interest rate of the bonds with warrants
	8	Approve to issue the Renminbi Bonds with warrants to be		For	666000	0	0	0
		issued in the People's Republic of China (PRC) and shell be
		implemented subsequent to granting of the approval from
		the relevant Governmental authorities in the PRC upon
		application: Term and method of repayment for principal
		and interest
	9	Approve to issue the Renminbi Bonds with warrants to be		For	666000	0	0	0
		issued in the People's Republic of China (PRC) and shell be
		implemented subsequent to granting of the approval from
		the relevant Governmental authorities in the PRC upon
		application: Term of redemption
	10	Approve to issue the Renminbi Bonds with warrants to be		For	666000	0	0	0
		issued in the People's Republic of China (PRC) and shell be
		implemented subsequent to granting of the approval from
		the relevant Governmental authorities in the PRC upon
		application: Guarantee
	11	Approve to issue the Renminbi Bonds with warrants to be		For	666000	0	0	0
		issued in the People's Republic of China (PRC) and shell be
		implemented subsequent to granting of the approval from
		the relevant Governmental authorities in the PRC upon
		application: Term of the warrants
	12	Approve to issue the Renminbi Bonds with warrants to be		For	666000	0	0	0
		issued in the People's Republic of China (PRC) and shell be
		implemented subsequent to granting of the approval from
		the relevant Governmental authorities in the PRC upon
		application: Conversion period of the warrants
	13	Approve to issue the Renminbi Bonds with warrants to be		For	666000	0	0	0
		issued in the People's Republic of China (PRC) and shell be
		implemented subsequent to granting of the approval from
		the relevant Governmental authorities in the PRC upon
		application: Proportion of exercise rights for the warrants
	14	Approve to issue the Renminbi Bonds with warrants to be		For	666000	0	0	0
		issued in the People's Republic of China (PRC) and shell be
		implemented subsequent to granting of the approval from
		the relevant Governmental authorities in the PRC upon
		application: Exercise price of the warrants
	15	Approve to issue the Renminbi Bonds with warrants to be		For	666000	0	0	0
		issued in the People's Republic of China (PRC) and shell be
		implemented subsequent to granting of the approval from
		the relevant Governmental authorities in the PRC upon
		application: Adjustment of the exercise price of the warrants
	16	Approve to issue the Renminbi Bonds with warrants to be		For	666000	0	0	0
		issued in the People's Republic of China (PRC) and shell be
		implemented subsequent to granting of the approval from
		the relevant Governmental authorities in the PRC upon
		application: Use of proceeds from the proposed issuance
	17	Approve to issue the Renminbi Bonds with warrants to be		For	666000	0	0	0
		issued in the People's Republic of China (PRC) and shell be
		implemented subsequent to granting of the approval from
		the relevant Governmental authorities in the PRC upon
		application: Validity of the resolution
	18	Approve to issue the Renminbi Bonds with warrants to be		For	666000	0	0	0
		issued in the People's Republic of China (PRC) and shell be
		implemented subsequent to granting of the approval from
		the relevant Governmental authorities in the PRC upon
		application: Meeting for holders of the bonds
	19	Approve to issue the Renminbi Bonds with warrants to be		For	666000	0	0	0
		issued in the People's Republic of China (PRC) and shell be
		implemented subsequent to granting of the approval from
		the relevant Governmental authorities in the PRC upon
		application: authorize the Board of Directors or the
		Committee of the Directors as may be appointed by the
		Board of Directors to complete the specific matters of the
		proposed issuance.

JIANGXI COPPER CO LTD

Cusip/Sedol:		6000305			Meeting Type:			ExtraOrdinary General Meeting

Ticker:		358 HK			Meeting Date:			20-Mar-2008

ISIN		CNE1000003K3			Vote Deadline Date:			07-Mar-2008

Agenda		701477297	Management		Total Ballot Shares:			4611000

Last Vote Date:		06-Mar-2008

	Item	Proposal		Recommendation	For	Against	Abstain	Take No Action

	1	PLEASE NOTE THAT THIS IS AN AMENDMENT TO		None		Non Voting
		MEETING ID 445540 DUE TO ADDITIONAL OF
		RESOLUTIONS. ALL VOTES RECEIVED ON THE
		PREVIOUS MEETING WILL BE DISREGARDED AND
		YOU WILL NEED TO REINSTRUCT ON THIS MEETING
		NOTICE. THANK YOU.
	2	Approve to issue the Renminbi Bonds with warrants to be		For	666000	0	0	0
		issued in the People's Republic of China (PRC) and shell be
		implemented subsequent to granting of the relevant
		governmental authorities in the PRC upon application:
		Issuance size
	3	Approve to issue the Renminbi Bonds with warrants to be		For	666000	0	0	0
		issued in the People's Republic of China (PRC) and shell be
		implemented subsequent to granting of the relevant
		governmental authorities in the PRC upon application:
		Issuance price
	4	Approve to issue the Renminbi Bonds with warrants to be		For	666000	0	0	0
		issued in the People's Republic of China (PRC) and shell be
		implemented subsequent to granting of the relevant
		governmental authorities in the PRC upon application:
		Issuance target
	5	Approve to issue the Renminbi Bonds with warrants to be		For	666000	0	0	0
		issued in the People's Republic of China (PRC) and shell be
		implemented subsequent to granting of the relevant
		governmental authorities in the PRC upon application:
		method of issuance and arrangement of placing to existing
		shareholders
	6	Approve to issue the Renminbi Bonds with warrants to be		For	666000	0	0	0
		issued in the People's Republic of China (PRC) and shell be
		implemented subsequent to granting of the relevant
		governmental authorities in the PRC upon application: Term
		of the bonds
	7	Approve to issue the Renminbi Bonds with warrants to be		For	666000	0	0	0
		issued in the People's Republic of China (PRC) and shell be
		implemented subsequent to granting of the relevant
		governmental authorities in the PRC upon application:
		Interest rate of the bonds with warrants
	8	Approve to issue the Renminbi Bonds with warrants to be		For	666000	0	0	0
		issued in the People's Republic of China (PRC) and shell be
		implemented subsequent to granting of the relevant
		governmental authorities in the PRC upon application: Term
		and method of repayment for principal and interest
	9	Approve to issue the Renminbi Bonds with warrants to be		For	666000	0	0	0
		issued in the People's Republic of China (PRC) and shell be
		implemented subsequent to granting of the relevant
		governmental authorities in the PRC upon application: Term
		of redemption
	10	Approve to issue the Renminbi Bonds with warrants to be		For	666000	0	0	0
		issued in the People's Republic of China (PRC) and shell be
		implemented subsequent to granting of the relevant
		governmental authorities in the PRC upon application:
		Guarantee
	11	Approve to issue the Renminbi Bonds with warrants to be		For	666000	0	0	0
		issued in the People's Republic of China (PRC) and shell be
		implemented subsequent to granting of the relevant
		governmental authorities in the PRC upon application: Term
		of the warrants
	12	Approve to issue the Renminbi Bonds with warrants to be		For	666000	0	0	0
		issued in the People's Republic of China (PRC) and shell be
		implemented subsequent to granting of the relevant
		governmental authorities in the PRC upon application:
		Conversion period of the warrants
	13	Approve to issue the Renminbi Bonds with warrants to be		For	666000	0	0	0
		issued in the People's Republic of China (PRC) and shell be
		implemented subsequent to granting of the relevant
		governmental authorities in the PRC upon application:
		Proportion of exercise rights for the warrants
	14	Approve to issue the Renminbi Bonds with warrants to be		For	666000	0	0	0
		issued in the People's Republic of China (PRC) and shell be
		implemented subsequent to granting of the relevant
		governmental authorities in the PRC upon application:
		Exercise price of the warrants
	15	Approve to issue the Renminbi Bonds with warrants to be		For	666000	0	0	0
		issued in the People's Republic of China (PRC) and shell be
		implemented subsequent to granting of the relevant
		governmental authorities in the PRC upon application:
		Exercise price of the warrants
	16	Approve to issue the Renminbi Bonds with warrants to be		For	666000	0	0	0
		issued in the People's Republic of China (PRC) and shell be
		implemented subsequent to granting of the relevant
		governmental authorities in the PRC upon application: Use
		of proceeds from the proposed issuance
	17	Approve to issue the Renminbi Bonds with warrants to be		For	666000	0	0	0
		issued in the People's Republic of China (PRC) and shell be
		implemented subsequent to granting of the relevant
		governmental authorities in the PRC upon application:
		Validity of the resolution
	18	Approve to issue the Renminbi Bonds with warrants to be		For	666000	0	0	0
		issued in the People's Republic of China (PRC) and shell be
		implemented subsequent to granting of the relevant
		governmental authorities in the PRC upon application:
		Meeting for holders of the bonds
	19	Approve to issue the Renminbi Bonds with warrants to be		For	666000	0	0	0
		issued in the People's Republic of China (PRC) and shell be
		implemented subsequent to granting of the relevant
		governmental authorities in the PRC upon application:
		authorize the Board of Directors or the Committee of the
		Directors as may be appointed by the Board of Directors to
		complete the specific matters of the proposed issuance.
	20	Approve and ratify the Acquisition Agreement entered into		For	666000	0	0	0
		between the Company and Jiangxi Copper Corporation
		[JCC] dated 22 JAN 2008 [as specified], pursuant to which
		JCC agreed to sell and the Company agreed to purchase
		the aggregate consideration of RMB 2,143,070,000 [subject
		to adjustment] [the Agreement]: i] 100% equity interest of
		the [Jiangxi Copper Corporation Yinshan Mining Company
		Limited]; ii] 100% equity interest of the [Jiangxi Copper
		Corporation Dongtong Mining Company Limited]; iii] 100%
		equity interest of the [Jiangxi Copper Corporation [ Dexing ]
		Waste Metal Recycle Company Limited]; iv] 100% equity
		interest of the [Jiangxi Copper Corporation [Dexing] Gangue
		Recycle Company Limited]; v] 100% equity interest of the
		[Jiangxi Copper Corporation Exploration Company Limited];
		vi] 100% equity interest of [Jiangxi Copper Corporation
		[Dexing] New Mining Technology Development Company
		Limited]; vii] 100% equity interest of the [Jiangxi Copper
		Corporation [Guixi] New Materials Company Limited]; viii]
		98.89% equity interest of [Jiangxi Copper Corporation
		Copper Products Company Limited]; ix] 75% equity interest
		of the [Jiangxi Copper Yates Copper Foil Company Limited];
		x] 51% equity interest of the [Jiangxi Copper Taiyi Special
		Electrical Materials Company Limited]; xi] 75% equity
		interest of [Jiangxi Copper Leongchang Precise Pipe
		Company]; xii] 100% equity interest of the [Jiangxi Copper
		Corporation Xiamen Trading Company]; xiii] 100% equity
		interest of the [Hangzhou Tongxin Company Limited]; xiv]
		100% equity interest of the [Shanghai Jiangxi Copper
		International Shipping Agency Limited Company]; xv] 100%
		equity interest of [Jiangxi Copper Corporation [Dexing]
		Construction Company Limited]; xvi] 100% equity interest of
		[Jiangxi Copper Corporation Machinery Foundry Company
		Limited]; xvii] 100% equity interest of [Jiangxi Copper
		Corporation [Guixi] Logistics Company Limited]; xviii] 100%
		equity interest of the [Jiangxi Copper Corporation [Guixi]
		New Metallurgical and Chemical Technology Company
		Limited]; xix] 100% equity interest of the [Jiangxi Copper
		Corporation [Guixi] Metallurgical and Chemical Engineering
		Company Limited]; xx] 100% equity interest of the [Jiangxi
		Copper Corporation [Qianshan] Industrial Trade Company
		Limited]; xxi] 100% equity interest of the [Jiangxi Copper
		Corporation [Qianshan] Mine Engineering Company
		Limited]; xxii] 100% equity interest of [Jiangxi Copper
		Corporation Jing Hang Engineering Company Limited]; xxiii]
		100% equity interest of the [Jiangxi Copper Corporation
		[Ruichang] Transportation Company Limited]; xxiv] 46%
		equity interest of the [Jinrui Futures Agency Company
		Limited] xxv]; 45% equity interest of the [Jiangxi Copper
		Corporation Finance Company Limited]; xxvi] the mining
		right of Yinshan Mine; xxvii] the mining right of Dongtong
		Mine; xxviii] the assets, liabilities and related business
		including assets, liabilities and related business for smelting
		and refining of blister copper, sourcing of raw material,
		production service, provision of management function and
		others which are related to the business operation of the
		Company and its subsidiaries and the Targets; and
		authorize the Directors of the Company on behalf of the
		Company to sign, seal, execute, perfect, deliver and do all
		such documents, deeds, acts, matters and things as they
		may in their discretion consider necessary or desirable or
		expedient for the purpose of or in connection with the
		Agreement and to make and agree such variations of a non-
		material nature in or to the terms of the Agreement as they
		may in their discretion consider to be desirable and in the
		interests of the Company
	21	Approve the feasibility report for the use of proceeds from		For	666000	0	0	0
		the issue of Bonds with Warrants as specified and the
		proceeds from the issue of bonds with Warrants will be:
		approximately RMB 2,140,000,000 for the acquisition of
		Targets as specified
	22	Approve the feasibility report for the use of proceeds from		For	666000	0	0	0
		the issue of Bonds with Warrants as specified and the
		proceeds from the issue of bonds with Warrants will be:
		approximately RMB 4,660,000,000 for the repayment of the
		Company's outstanding borrowings from financial
		institutions
	23	Approve the feasibility report for the use of proceeds from		For	666000	0	0	0
		the issue of Bonds with Warrants as specified and the
		proceeds from the issue of bonds with Warrants will be:
		approximately RMB 2,580,000,000 for the expansion and
		upgrading of mining technology facility for Dexing Copper
		Mine
	24	Approve the feasibility report for the use of proceeds from		For	666000	0	0	0
		the issue of Bonds with Warrants as specified and the
		proceeds from the issue of bonds with Warrants will be:
		approximately RMB 1,300,000,000 for acquisition of shares
		of Northern Peru Copper Corp
	25	Approve the feasibility report for the use of proceeds from		For	666000	0	0	0
		the issue of Bonds with Warrants as specified and the
		proceeds from the issue of bonds with Warrants will be:
		approximately RMB 1,200,000,000 for tender for the
		exploration rights of Aynak Copper Mine and development
	26	Approve the feasibility report for the use of proceeds from		For	666000	0	0	0
		the issue of Bonds with Warrants as specified and the
		proceeds from the issue of bonds with Warrants will be:
		approximately RMB 1,720,000,000 for working capital
		purposes; and authorize the Directors of the Company to do
		all things and acts and sign all documents which they
		consider desirable or expedient to implement or give effect
		to any matters relating to or in connection with the feasibility
		report
	27	Approve the report prepared by the Company on use of		For	666000	0	0	0
		previous proceeds of the Company [as specified]
	28	Approve the subscription of the bonds with warrants by		For	666000	0	0	0
		Jiangxi Copper Corporation for an amount of not more than
		RMB 3,198,720,000
	29	Approve the waiver for Jiangxi Copper Corporation from its		For	666000	0	0	0
		obligations

PT INTERNATIONAL NICKEL INDONESIA TBK

Cusip/Sedol:		B0217K9			Meeting Type:			MIX

Ticker:		INCO IJ			Meeting Date:			26-Mar-2008

ISIN		ID1000109309			Vote Deadline Date:			18-Mar-2008

Agenda		701483074	Management		Total Ballot Shares:			1830000

Last Vote Date:		18-Mar-2008

	Item	Proposal		Recommendation	For	Against	Abstain	Take No Action

	1	Receive the report of the Board of Directors		For	1830000	0	0	0
	2	Receive the report of the Board of Commissioners		For	1830000	0	0	0
	3	Approve and ratify the Company financial statements for YE		For	1830000	0	0	0
		31 DEC 2007
	4	Approve the appropriation of the Company profits and		For	1830000	0	0	0
		consideration of dividend for YE 31 DEC 2007
	5	Appoint the Members to the Board of Directors		For	1830000	0	0	0
	6	Appoint the Members to the Board of Commissioners		For	1830000	0	0	0
	7	Approve the remuneration for the Members of the Board of		For	1830000	0	0	0
		Commissioners
	8	Authorize the Board of Commissioners to determine the		For	1830000	0	0	0
		amount of the Board of Directors salaries and or other
		remuneration
	9	Approve the Auditors and authorize the Board to fix their		For	1830000	0	0	0
		remuneration
	10	Others business		None		Non Voting
	11	PLEASE NOTE THAT THIS IS A REVISION DUE TO		None		Non Voting
		INTERCHANGED OF THE RESOLUTIONS NO. 5 AND 6
		AND CHANGED IN THE TEXT OF RESOLUTION FOR
		RESOLUTION NO. 9. IF YOU HAVE ALREADY SENT IN
		YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
		FORM UNLESS YOU DECIDE TO AMEND YOUR
		ORIGINAL INSTRUCTIONS. THANK YOU.

PTT EXPLORATION AND PRODUCTION PUBLIC CO LTD, BANG

Cusip/Sedol:		B1359J0			Meeting Type:			Annual General Meeting

Ticker:		PTTEP/F TB			Meeting Date:			28-Mar-2008

ISIN		TH0355A10Z12			Vote Deadline Date:			26-Mar-2008

Agenda		701454174	Management		Total Ballot Shares:			289000

Last Vote Date:		04-Mar-2008

	Item	Proposal		Recommendation	For	Against	Abstain	Take No Action

	1	Acknowledge the 2007 performance result and 2008 Work		For	289000	0	0	0
		Plan of the Company
	2	Approve the 2007 financial statements		For	289000	0	0	0
	3	Approve the dividend payment for 2007 performance		For	289000	0	0	0
	4	Appoint the Auditor and approve the Auditor's fees for year		For	289000	0	0	0
		2008
	5	Approve the Directors' and Sub-Committees' remuneration		For	289000	0	0	0
	6	Amend the Directors' liability protection		For	289000	0	0	0
	7	Amend the Company's Articles of Association [AOA]		For	289000	0	0	0
		Clauses 9
	8	Appoint Mr. Vudhibandhu V. as a Director in replacement of		For	289000	0	0	0
		who retires by rotation
	9	Appoint Mr. Chitrapongse K. as a Director in replacement of		For	289000	0	0	0
		who retires by rotation
	10	Appoint Mr. Prasert B. as a Director in replacement of who		For	289000	0	0	0
		retires by rotation
	11	Appoint Mr. Sirin N. as a Director in replacement of who		For	289000	0	0	0
		retires by rotation
	12	Appoint Mr. Kurujit N. as a Director in replacement of who		For	289000	0	0	0
		retires by rotation
	13	PLEASE NOTE THAT PARTIAL AND SPLIT VOTING ARE		None		Non Voting
		ALLOWED. THANK YOU.
	14	PLEASE NOTE THAT THIS IS A REVISION DUE TO		None		Non Voting
		CHANGE IN THE SEQUENCE OF NUMBERING OF
		RESOLUTIONS. IF YOU HAVE ALREADY SENT IN YOUR
		VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
		UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
		INSTRUCTIONS. THANK YOU.

SAMSUNG ELECTRS LTD

Cusip/Sedol:		6771720			Meeting Type:			Annual General Meeting

Ticker:		005930 KS			Meeting Date:			28-Mar-2008

ISIN		KR7005930003			Vote Deadline Date:			18-Mar-2008

Agenda		701479025	Management		Total Ballot Shares:			2390

Last Vote Date:		18-Mar-2008

	Item	Proposal		Recommendation	For	Against	Abstain	Take No Action

	1	Approve the financial statement, 39th income statement,		For	2390	0	0	0
		balance sheet, proposed disposition of retained earning,
		appropriation of income and YE dividends of KRW 7,500
		per common share
	2	Approve the limit of remuneration for the Executive [Inside]		For	2390	0	0	0
		Directors and Independent Non-Executive [Outside]
		Directors

PACIFIC BASIN SHIPPING LTD

Cusip/Sedol:		B01RQM3			Meeting Type:			Annual General Meeting

Ticker:		2343 HK			Meeting Date:			08-Apr-2008

ISIN		BMG684371393			Vote Deadline Date:			28-Mar-2008

Agenda		701495017	Management		Total Ballot Shares:			5880000

		26-Mar-2008

	Item	Proposal		Recommendation	For	Against	Abstain	Take No Action

	1	Receive and adopt the audited financial statements and the		For	1049000	0	0	0
		reports of the Directors and Auditors for the YE 31 DEC
		2007
	2	Declare a final dividend for the YE 31 DEC 2007		For	1049000	0	0	0
	3	Re-elect Mr. Richard M. Hext as an Executive Director		For	1049000	0	0	0
	4	Re-elect Mr. Wang Chunlin as an Executive Director		For	1049000	0	0	0
	5	Re-elect Dr. Lee Kwok Yin, Simon as a Non-Executive		For	1049000	0	0	0
		Director
	6	Re-elect Mr. David M. Turnbull as an Independent Non-		For	1049000	0	0	0
		Executive Director
	7	Re-elect Mr. Alasdair G. Morrison as an Independent Non-		For	1049000	0	0	0
		Executive Director
	8	Authorize the Board to fix the remuneration of the Directors		For	1049000	0	0	0
	9	Re-appoint Messrs. PricewaterhouseCoopers, Certified		For	1049000	0	0	0
		Public Accounts, as the Auditors of the Company and
		authorize the Board of Directors of the Company to fix their
		remuneration
	10	Authorize the Directors of the Company to allot, issue or		For	1049000	0	0	0
		otherwise deal with new shares of USD 0.10 each in the
		capital of the Company [the Shares] or securities
		convertible into Shares or options, warrants or similar rights
		to subscribe for any Shares and to make or grant offers,
		agreements, options and warrants which would or might
		require the exercise of such powers, during and after the
		relevant period not exceeding 10% of the aggregate
		nominal amount of the issued share capital of the Company,
		provided that any Shares to be allotted and issued pursuant
		to the approval of this resolution shall not be issued at a
		discount of more than 10% to the Benchmarked Price of the
		Shares, otherwise than pursuant to a Rights Issue [as
		specified], the exercise of the subscription or conversion
		rights attaching to any warrants issued by the Company or
		the exercise of options granted under the Long Term
		Incentive Scheme of the Company or any scrip dividend
		providing for the allotment of Shares in lieu of the whole or
		part of a dividend on Shares; [Authority expires the earlier of
		the conclusion of the next AGM of the Company or the
		expiration of the period within which the next AGM of the
		Company is required by the Companies Act 1981 of
		Bermuda or the Company's Bye-Laws to be held]
	11	Authorize the Directors of the Company, to purchase or		For	1049000	0	0	0
		repurchase shares of USD 0.10 each in the capital of the
		Company [the Shares] on The Stock Exchange of Hong
		Kong Limited [the Stock Exchange] or any other stock
		exchange on which the Shares may be listed and
		recognized by the Securities and Futures Commission of
		Hong Kong and Stock Exchange on share repurchases for
		such purposes, subject to and in accordance with all
		applicable laws and regulations, at such price as the
		Directors may at their discretion determine in accordance
		with all applicable laws and regulations, not exceeding 10%
		of the aggregate nominal amount of the issued share capital
		of the Company; [Authority expires the earlier of the
		conclusion of the next AGM of the Company or the
		expiration of the period within which the next AGM of the
		Company is required by the Companies Act 1981 of
		Bermuda or the Company's Bye-Laws to be held]
	12	Approve that the aggregate nominal amount of share capital		For	1049000	0	0	0
		allotted or agreed conditionally or unconditionally to be
		allotted by the Directors of the Company pursuant to
		paragraph [b] of the ordinary resolution passed by
		Shareholders at a SGM of the Company held on 08 JUN
		2005 to satisfy Share Awards, shall during the relevant
		period not exceed 2% of the aggregate nominal amount of
		the share capital of the Company in issue as at the
		beginning of each such FY [being 31,681,602 shares as at
		01 JAN 2008]; [Authority expires the earlier of the
		conclusion of the next AGM of the Company or the
		expiration of the period within which the next AGM of the
		Company is required by the Companies Act 1981 of
		Bermuda or the Company's Bye-Laws to be held]

PT INDO TAMBANGRAYA MEGAH TBK

Cusip/Sedol:		B29SK75			Meeting Type:			MIX

Ticker:		ITMG IJ			Meeting Date:			11-Apr-2008

ISIN		ID1000108509			Vote Deadline Date:			02-Apr-2008

Agenda		701486789	Management		Total Ballot Shares:			430000

Last Vote Date:		26-Mar-2008

	Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
	1	Approve the Company's annual report for the year 2007		For	430000	0	0	0
	2	Ratify the Company's financial statement report for the year		For	430000	0	0	0
		2007
	3	Approve the Company's profit allocation for the year 2007		For	430000	0	0	0
	4	Appoint the Public Accountant and authorize the Directors		For	430000	0	0	0
		to determine their remuneration
	5	Approve to determine the remuneration package to the		For	430000	0	0	0
		Board of Commissioners and the Directors for the year
		2008
	6	Approve the allocation of proceeds from previous share		For	430000	0	0	0
		issuance
	7	Amend the Articles of Company's Association against the		For	430000	0	0	0
		Law No.40 years 2007
	8	PLEASE NOTE THAT THIS IS A REVISION DUE TO		None		Non Voting
		CHANGE IN THE RECORD DATE. IF YOU HAVE
		ALREADY SENT IN YOUR VOTES, PLEASE DO NOT
		RETURN THIS PROXY FORM UNLESS YOU DECIDE TO
		AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.

PTT PUBLIC COMPANY LIMITED

Cusip/Sedol:		6420390			Meeting Type:			Annual General Meeting

Ticker:		PTT/F TB			Meeting Date:			11-Apr-2008

ISIN		TH0646010015			Vote Deadline Date:			09-Apr-2008

Agenda		701468604	Management		Total Ballot Shares:			186900

Last Vote Date:		04-Mar-2008

	Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
	1	PLEASE NOTE THAT PARTIAL AND SPLIT VOTING ARE		None		Non Voting
		ALLOWED. THANK YOU.
	2	Approve the minutes of the EGM of Shareholders		For	110500	0	0	0
		No.1/2007 held on 13 SEP 2007
	3	Approve the PTT's 2007 operating results and the audited		For	110500	0	0	0
		balance sheet and the income statements for the YE 31
		DEC 2007
	4	Approve the allocation of income and payment of final		For	110500	0	0	0
		dividend of THB 6.50 per share
	5	Re-elect Dr. Ampon Kittiampon as a Director		For	110500	0	0	0
	6	Elect Dr. Suchart Thada-Thamrongvech as a Director		For	110500	0	0	0
	7	Elect Dr. Naris Chaiyasoot as a Director		For	110500	0	0	0
	8	Elect Mr. Chulayuth Hirunyavasit as a Director		For	110500	0	0	0
	9	Elect Mr. Nontigorn Kanchanachitra as a Director		For	110500	0	0	0
	10	Approve to determine the remuneration for PTT's Board of		For	110500	0	0	0
		Directors for the year 2008
	11	Appoint the Auditor and approve to determine its		For	110500	0	0	0
		remuneration for the year 2008
	12	Acknowledge the Company's compliance with the judgment		For	110500	0	0	0
		of the Supreme Administrative Court in a case relating to
		petition requesting for revocation of the royal decress
		relating to the Corporatization of Petroleum Authority of
		Thailand to be PTT Plc.
	13	Other business [if any]		Abstain	110500	0	0	0

ELECTRICITY GENERATING PUBLIC CO LTD

Cusip/Sedol:		6304643			Meeting Type:			Annual General Meeting

Ticker:		EGCO/F TB			Meeting Date:			21-Apr-2008

ISIN		TH0465010013			Vote Deadline Date:			16-Apr-2008

Agenda		701530051	Management		Total Ballot Shares:			199500

Last Vote Date:		15-Apr-2008

	Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
	1	PLEASE NOTE THAT PARTIAL AND SPLIT VOTING IS		None		Non Voting
		ALLOWED. THANK YOU.
	2	PLEASE NOTE THAT THIS IS AN AMENDMENT TO		None		Non Voting
		MEETING ID 446829 DUE TO RECEIPT OF DIRECTORS
		NAMES. ALL VOTES RECEIVED ON THE PREVIOUS
		MEETING WILL BE DISREGARDED AND YOU WILL
		NEED TO REINSTRUCT ON THIS MEETING NOTICE.
		THANK YOU.
	3	Approve the minutes of the AGM of shareholders No.		For	199500	0	0	0
		1/2007 held on 23 APR 2007
	4	Acknowledge the Company's annual report for the year		For	199500	0	0	0
		2007 and the payment of the interim dividend of THB 2.25
		per share on 21 SEP 2007
	5	Approve the balance sheet and statement of income as at		For	199500	0	0	0
		31 DEC 2007
	6	Approve the allocation of income and payment of final		For	199500	0	0	0
		dividend of THB 2.50 per share
	7	Appoint the Auditors and authorize the Board to fix their		For	199500	0	0	0
		remuneration
	8	Approve the transfer of the entire business from Royong		For	199500	0	0	0
		Electricity Generating Company Limited
	9	Re-elect Mr. Chaipat Sahaskul as a Director		For	199500	0	0	0
	10	Re-elect Mr. Peter Albert Littlewood as a Director		For	199500	0	0	0
	11	Re-elect Mr. Mark Takahashi as a Director		For	199500	0	0	0
	12	Re-elect Mr. Vinit Tangnoi as a Director		For	199500	0	0	0
	13	Re-elect Mr. Hideo Kuramochi as a Director		For	199500	0	0	0
	14	Re-elect Mr. Witoon Simachokedee as a Director		For	199500	0	0	0
	15	Approve to determine the Directors remuneration		For	199500	0	0	0
	16	Other matters [if any]		Abstain	0	0	199500	0

SINGAPORE PETROLEUM CO LTD

Cusip/Sedol:		6812340			Meeting Type:			Annual General Meeting

Ticker:		SPC SP			Meeting Date:			23-Apr-2008

ISIN		SG1A07000569			Vote Deadline Date:			16-Apr-2008

Agenda		701529363	Management		Total Ballot Shares:			663000

Last Vote Date:		15-Apr-2008

	Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
	1	Receive and adopt the Directors' report and audited		For	273000	0	0	0
		accounts for the YE 31 DEC 2007
	2	Declare a final tax exempt one-tier dividend of 40 cents per		For	273000	0	0	0
		share for the FYE 31 DEC 2007
	3	Approve the Directors' fees of SGD264,000 for the YE 31		For	273000	0	0	0
		DEC 2007
	4	Re-elect Mr. Koh Ban Heng as a Director who retire		For	273000	0	0	0
		pursuant to Article 109 of the Company's Articles of
		Association
	5	Re-elect Mr. Geoffrey John King as a Director who retire		For	273000	0	0	0
		pursuant to Article 109 of the Company's Articles of
		Association
	6	Re-elect Dr. Chin Wei-Li, Audrey Marie as a Director who		For	273000	0	0	0
		retire pursuant to Article 109 of the Company's Articles of
		Association
	7	Re-elect Mr. Bertie Cheng Shao Shiong as a Director,		For	273000	0	0	0
		pursuant to Section 153(6), to hold office from the date of
		this AGM until the next AGM
	8	Re-appoint the Auditors and authorize the Directors to fix		For	273000	0	0	0
		their remuneration
	9	Authorize the Directors of the Company to purchase or		For	273000	0	0	0
		otherwise acquire the shares in the capital of the Company
		[the Shares] not exceeding in aggregate the prescribed limit
		[means 10% of the total number of issued shares], at such
		price(s) as may be determined by the Directors of the
		Company from time to time up to the maximum price [not
		exceeding: (i) in the case of a Market Purchase: 105 per
		cent of the Average Closing Price; (ii) in the case of an Off-
		Market Purchase: 120 per cent of the Average Closing
		Price], whether by way of: (i) market purchases [each a
		Market Purchase] on the Singapore Exchange Securities
		Trading Limited [SGX-ST]; and/or (ii) off-market purchases
		[each an Off-Market Purchase] effected otherwise than on
		the SGX-ST in accordance with any equal access
		scheme(s) as may be determined or formulated by the
		Directors of the Company as they consider fit, which
		scheme(s) shall satisfy all the conditions prescribed by the
		Companies Act, and otherwise approve in accordance with
		all other provisions of the Companies Act and listing rules of
		the SGX-ST as may for the time being be applicable, [the
		Share Buyback Mandate]; [Authority expires at the date on
		which the next AGM of the Company is held or the date on
		which the share buybacks are carried out to the full extent
		mandated]; to complete and do all such acts and things as
		they may consider expedient or necessary to give effect to
		the transaction
	10	Authorize the Directors of the Company to: (a) issue Shares		For	0	273000	0	0
		[as defined in Resolution 7 above] in the capital of the
		Company whether by way of rights, bonus or otherwise,
		including any capitalization pursuant to Article 151 of the
		Company's Articles of Association of any sum for the time
		being standing to the credit of any of the Company's
		reserve accounts or any sum standing to the credit of the
		profit and loss account or otherwise available for
		distribution; and/or (b) make or grant offers, agreements or
		options [collectively, Instruments] that might or would
		require Shares to be issued, including but not limited to the
		creation and issue of [as well as adjustments to] warrants,
		debentures or other instruments convertible into shares; at
		any time and upon such terms and conditions and for such
		purposes and to such persons as the Directors may in their
		absolute discretion deem fit; and [notwithstanding that the
		authority so conferred by this Resolution may have ceased
		to be in force] issue shares in pursuance of any instrument
		made or granted by the Directors while the authority was in
		force, provided that: (i) the aggregate number of shares to
		be issued pursuant to this resolution [including Shares to be
		issued in pursuance of Instruments made or granted
		pursuant to this Resolution and including Shares which may
		be issued pursuant to any adjustments effected under any
		relevant Instrument], does not exceed 50 % of the total
		number of issued shares excluding treasury shares, in the
		capital of the Company [as calculated in accordance with
		sub-paragraph (ii) below], of which the aggregate number of
		shares to be issued other than on a pro rata basis to
		existing shareholders of the Company [including Shares to
		be issued in pursuance of Instruments made or granted
		pursuant to this Resolution and including Shares which may
		be issued pursuant to any adjustments effected under any
		relevant Instrument] does not exceed 20 % of the total
		number of issued shares excluding treasury shares in the
		capital of the Company [as calculated in accordance with
		sub-paragraph (ii) below]; (ii) for the purpose of determining
		the aggregate number of shares that may be issued under
		sub-paragraph (i) above, the percentage of total number of
		issued shares excluding treasury shares in the capital of the
		Company shall be calculated based on the total number of
		issued shares excluding treasury shares in the capital of the
		Company as at the date of the passing of this resolution
		after adjusting for: (a) new shares arising from the
		conversion or exercise of convertible securities or Employee
		share options on issue as at the date of the passing of this
		resolution; and (bb) any subsequent consolidation or sub-
		division of shares; (iii) in exercising the power to make or
		grant Instruments [including the making of any adjustments
		under the relevant Instrument], the Company shall comply
		with the provisions of the listing manual of the SGX-ST for
		the time being in force [unless such compliance has been
		waived by the SGX-ST] and the Articles of Association for
		the time being of the Company; and [Authority expires at the
		conclusion of the next AGM of the Company or the date by
		which the next AGM is required by law to be held]
	11	Authorize the Directors to offer and grant options in		For	273000	0	0	0
		accordance with the provisions of the SPC Share Option
		Scheme 2000 and/or to grant awards in accordance with
		the provisions of the SPC Restricted Share Plan and/or the
		SPC Performance Share Plan; and given to the Directors to
		exercise full powers of the Company to issue, allot or
		otherwise dispose of shares in the capital of the Company
		as may be required to be issued, allotted or disposed, in
		connection with or pursuant to the exercise of the options
		granted under the SPC Share Option Scheme 2000 and/or
		such number of Shares as may be required to be issued or
		allotted pursuant to the vesting of awards under the SPC
		Restricted Share Plan and/or the SPC Performance Share
		Plan; provided that the aggregate number of Shares to be
		issued and allotted pursuant to the SPC Share Option
		Scheme 2000, the SPC Restricted Share Plan and the SPC
		Performance Share Plan shall not exceed 15% of the total
		number of issued shares excluding treasury shares in the
		capital of the Company from time to time
	12	Authorize the Company, its subsidiaries and target		For	273000	0	0	0
		associated Companies or any of them, for the purposes of
		Chapter 9 of the listing manual [Chapter 9] of the SGX-ST,
		for the Company, its subsidiaries and target associated
		Companies or any of them, to enter into any of the
		transactions falling within the types of interested person
		transactions, as set out in the Company's Circular to
		shareholders dated 30 MAY 1997 [the Circular] and as
		amended by shareholders' resolutions on 21 JUN 1999 and
		14 MAY 2003 [collectively the Updates to the Circular], with
		any party who is of the class of interested persons
		described in the Circular as amended by the updates to the
		Circular, provided that such transactions are carried out in
		the ordinary course of business, on normal commercial
		terms and in accordance with the guidelines and review
		procedures for interested person transactions as set out in
		the Circular and amended by the updates to the Circular
		[the Shareholders' Mandate]; [Authority expires earlier the
		conclusion of the next AGM of the Company or the date by
		which the next AGM is required by law to be held]; authorize
		the Directors of the Company be to complete and do all
		such acts and things [including, without limitation, executing
		all such documents as may be required] as they may
		consider expedient or necessary or in the interests of the
		Company to give effect to the shareholders' mandate and/or
		this resolution
	13	Transact any other business		Abstain	273000	0	0	0

DIGI.COM BHD

Cusip/Sedol:		6086242			Meeting Type:			Annual General Meeting

Ticker:		DIGI MK			Meeting Date:			24-Apr-2008

ISIN		MYL6947OO005			Vote Deadline Date:			16-Apr-2008

Agenda		701513106	Management		Total Ballot Shares:			280100

Last Vote Date:		15-Apr-2008

	Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
	1	Receive and adopt the audited financial statements of the		For	179700	0	0	0
		Company for the FYE on 31 DEC 2007 and the Directors'
		and the Auditors' reports thereon
	2	Declare a final dividend comprising 4.75 sen per ordinary		For	179700	0	0	0
		share of MYR 0.10 each less 26% income tax and single-
		tier exempt dividend of 54.5 sen per ordinary share of MYR
		0.10 each for the FYE 31 DEC 2007
	3	Re-elect Mr. Arve Johansen as the Director, who retires		For	179700	0	0	0
		under Article 98[A] of the Articles of Association of the
		Company
	4	Re-elect Mr. Dato' Ab. Halim Bin Mohyiddin as the Director,		For	179700	0	0	0
		who retires under Article 98[A] of the Articles of Association
		of the Company
	5	Re-appoint Messrs. Ernst & Young as the Auditors of the		For	179700	0	0	0
		Company and authorize the Directors to fix their
		remuneration
	6	Authorize the Company and its subsidiaries, subject to the		For	179700	0	0	0
		provisions of the Listing Requirements of Bursa Malaysia
		Securities Berhad, and its subsidiaries, to enter into
		recurrent related party transactions of a revenue or trading
		nature with Telenor and persons connected with Telenor as
		specified in Section 2.3 of the circular to shareholders dated
		02 APR 2008, which are necessary for the day-to-day
		operations and/or in the ordinary course of business of the
		Company and its subsidiaries on terms not more favorable
		to the related parties than those generally available to the
		public and are not detrimental to the minority shareholders
		of the Company and that such approval shall continue to be
		in force until: [Authority expires the earlier of the conclusion
		of the next AGM of the Company or the expiration of the
		period within which the next AGM after the date it is
		required to be held pursuant to Section 143[1] of the
		Companies Act, 1965 [but shall not extend to such
		extension as may be allowed pursuant to Section 143[2] of
		the Companies Act, 1965]

INDOFOOD AGRI RESOURCES LTD

Cusip/Sedol:		B1QNF48			Meeting Type:			Annual General Meeting

Ticker:		IFAR SP			Meeting Date:			28-Apr-2008

ISIN		SG1U47933908			Vote Deadline Date:			21-Apr-2008

Agenda		701533689	Management		Total Ballot Shares:			479000

Last Vote Date:		17-Apr-2008

	Item	Proposal		Recommendation	For	Against	Abstain	Take No Action

	1	Receive and adopt the Directors' report and accounts for		For	479000	0	0	0
		the YE 31 DEC 2007 and the Auditors report thereon
	2	Approve the Directors' fees of SGD 217,000 [2006: SGD		For	479000	0	0	0
		350,000] for the YE 31 DEC 2007
	3	Re-elect Mr. Axton Salim as a Director, who retire under		For	479000	0	0	0
		Article 108 of the Company's Articles of Association
	4	Re-elect Mr. Suaimi Suriady as a Director, who retire under		For	479000	0	0	0
		Article 108 of the Company's Articles of Association
	5	Re-elect Mr. Tjhie Tje Fie as a Director, who retire under		For	479000	0	0	0
		Article 104 of the Company's Articles of Association
	6	Re-elect Mr. Moleonoto Tjang as a Director, who retire		For	479000	0	0	0
		under Article 104 of the Company's Articles of Association
	7	Re-elect Mr. Benny Setiawan Santoso as a Director, who		For	479000	0	0	0
		retire under Article 104 of the Company's Articles of
		Association
	8	Re-appoint Messrs. Ernst & Young as the Company's		For	479000	0	0	0
		Auditors and to authorize the Directors to fix their
		remuneration
	9	Authorize the Directors to issue shares in the Company		For	0	479000	0	0
		[Shares] whether by way of rights, bonus or otherwise;
		and/or make or grant offers, agreements or options
		[collectively, Instruments] that might or would require
		Shares to be issued during the continuance of this authority
		or thereafter, including but not limited to the creation and
		issue of [as well as adjustments to] warrants, debentures or
		other instruments convertible into Shares, at any time and
		upon such terms and conditions and for such purposes and
		to such persons as the Directors may, in their absolute
		discretion, deem fit; and issue Shares in pursuance of any
		Instrument made or granted by the Directors while such
		authority was in force [notwithstanding that such issue of
		Shares pursuant to the instruments may occur after the
		expiration of the authority contained in this resolution],
		Provided that: the aggregate number of the Shares to be
		issued pursuant to such authority [including the Shares to
		be issued in pursuance of instruments made or granted
		pursuant to such authority], does not exceed 50% of the
		total number of issued Shares [as specified], and provided
		further that where shareholders of the Company
		[Shareholders] with registered addresses in Singapore are
		not given the opportunity to participate in the same on a
		pro-rata basis, then the Shares to be issued under such
		circumstances [including the Shares to be issued in
		pursuance of instruments made or granted pursuant to such
		authority] shall not exceed 20% of the total number of
		issued Shares [as specified]; [subject to such manner of
		calculation as may be prescribed by the Singapore
		Exchange Securities Trading Limited [the SGX-ST ]] for the
		purpose of determining the aggregate number of the Shares
		that may be issued under paragraph [iii] above, the
		percentage of the issued Shares shall be based on the
		issued Shares of the Company [excluding treasury shares]
		at the time such authority was conferred, after adjusting for
		new Shares arising from the conversion or exercise of any
		convertible securities; new Shares arising from exercising
		share options or the vesting of share awards which are
		outstanding or subsisting at the time such authority was
		conferred; and any subsequent consolidation or subdivision
		of the Shares; and, in relation to an instrument, the number
		of Shares shall be taken to be that number as would have
		been issued had the rights therein been fully exercised or
		effected on the date of the making or granting of the
		instrument; and [Authority expired earlier the conclusion of
		the next AGM of the Company or the date by which the next
		AGM of the Company is required by law to be held]
	10	Approve the purposes of Chapter 9 of the listing manual of		For	479000	0	0	0
		the SGX-ST, for the Company, its subsidiaries and target
		associated Companies [if any] that are entities at risk [as
		the term is used in Chapter 9], or any of them, to enter into
		any of the transactions falling within the types of interested
		person transactions set out in the Company's appendix
		dated 11 APR 2008 [the Appendix] with any party who is of
		the class of interested persons described in the Appendix
		provided that such transactions are made at arms length, on
		normal Commercial terms and are not prejudicial to the
		interests of the Company and its minority shareholders and
		in accordance with the review procedures for such
		interested person transactions as set out in the Appendix
		[the IPT Mandate ]; [Authority expired the continue in force
		until the next AGM of the Company]; Authorize the Directors
		of the Company to complete and do all such acts and things
		[including executing all such documents as may be
		required] as they may consider expedient or necessary in
		the interests of the Company to give effect to the Mandate
		and / or this resolution
	11	Transact any other business		None		Non Voting

JURONG TECHNOLOGIES INDUSTRIAL CORPORATION LTD

Cusip/Sedol:		6231150			Meeting Type:			Annual General Meeting

Ticker:		JTL SP			Meeting Date:			28-Apr-2008

ISIN		SG1I32881126			Vote Deadline Date:			21-Apr-2008

Agenda		701536609	Management		Total Ballot Shares:			3625180

Last Vote Date:		17-Apr-2008

	Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
	1	Receive and adopt the audited accounts for the FYE 31 DE		For	896480	0	0	0
		2007 together with the Directors' report and the Auditors'
		report thereon
	2	Declare a final dividend of SGD 0.01 per ordinary share, tax		For	896480	0	0	0
		exempt under the Singapore one-tier corporate tax system,
		for the FYE 31 DEC 2007 as recommended by the Directors
	3	Approve the Directors' fees of SGD 196,000 for the FYE 31		For	896480	0	0	0
		DEC 2007
	4	Approve the basic Directors' fees of SGD 196,000 for the		For	896480	0	0	0
		FYE 31 DEC 2008 to be made payable on a quarterly basis
		with first payment due on 31 MAR 2008
	5	Re-elect Ms. Lin Li Fang who is retiring under Article 107 of		For	896480	0	0	0
		the Company's Articles of Association
	6	Re-elect Mr. Tan Song Koon who is retiring under Article		For	896480	0	0	0
		117 of the Company's Articles of Association
	7	Re-appoint Messrs. Ernst & Young, Certified Public		For	896480	0	0	0
		Accountants as the Auditors of the Company and authorize
		the Directors to fix their remuneration
	8	Transact any other ordinary business		None		Non Voting
	9	Authorize the Directors of the Company, pursuant to		For	0	896480	0	0
		Section 161 of the Companies Act, Chapter 50 and Rule
		806 of the Listing Manual of the Singapore Exchange
		Securities Trading Limited [SGX-ST], to: a) i) issue shares
		in the capital of the Company [shares] whether by way of
		rights, bonus or otherwise; and/or ii) make or grant offers,
		agreements or options [collectively, instruments] that might
		or would require shares to be issued, including but not
		limited to the creation and issue of [as well as adjustments
		to] warrants, debentures or other instruments convertible
		into shares, at any time and upon such terms and
		conditions and for such purposes and to such persons as
		the Directors may in their absolute discretion deem fit; and
		b) [notwithstanding the authority conferred by this resolution
		may have ceased to be in force] issue shares in pursuance
		of any instrument made or granted by the Directors while
		this resolution was in force, provided that: 1) the aggregate
		number of shares to be issued pursuant to this resolution
		[including shares to be issued in pursuance of instruments
		made or granted pursuant to this resolution] does not
		exceed 50% of the total number of issued shares [excluding
		treasury shares] in the capital of the Company [as
		calculated in accordance with paragraph (2) below], of
		which the aggregate number of shares to be issued other
		than on a pro rata basis to shareholders of the Company
		[including shares to be issued in pursuance of instruments
		made or granted pursuant to this resolution] does not
		exceed 20% of the total number of issued shares [excluding
		treasury shares] in the capital of the Company [as
		calculated in accordance with paragraph (2) below]; 2)
		[subject to such manner of calculation and adjustments as
		may be prescribed by the SGX-ST] for the purpose of
		determining the aggregate number of shares that may be
		issued under paragraph (1) above, the percentage of issued
		shares shall be based on the total number of issued shares
		[excluding treasury shares] in the capital of the Company at
		the time this resolution is passed, after adjusting for: i) new
		shares arising from the conversion or exercise of any
		convertible securities or share options or vesting of share
		awards which are outstanding or subsisting at the time this
		resolution is passed; and ii) any subsequent bonus issue,
		consolidation or subdivision of shares; 3) in exercising the
		authority conferred by this resolution, the Company shall
		comply with the provisions of the Listing Manual of the
		SGX-ST for the time being in force [unless such compliance
		has been waived by the SGX-ST] and the Articles of
		Association for the time being of the Company; and
		[Authority expires earlier of the conclusion of the next AGM
		of the Company or the date by which the next AGM of the
		Company is required by law to be held]

GLOW ENERGY PUBLIC CO LTD

Cusip/Sedol:		B074GX9			Meeting Type:			Annual General Meeting

Ticker:		GLOW/F TB			Meeting Date:			30-Apr-2008

ISIN		TH0834010017			Vote Deadline Date:			25-Apr-2008

Agenda		701517647	Management		Total Ballot Shares:			2081000

Last Vote Date:		17-Apr-2008

	Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
	1	PLEASE NOTE THAT PARTIAL AND SPLIT VOTING ARE		None		Non Voting
		ALLOWED. THANK YOU.
	2	Approve the minutes of the AGM No. 1/2007		For	1270000	0	0	0
	3	Acknowledge the Company's operations results in the FY		For	1270000	0	0	0
		2007
	4	Approve the Company's balance sheet and profit and loss		For	1270000	0	0	0
		statements for the FYE 31 DEC 2007
	5	Approve the allocation of profits derived from operation		For	1270000	0	0	0
		results for the year 2007 and the dividend payment
	6	Appoint the Directors to replace those who retire by rotation		For	1270000	0	0	0
	7	Approve the remuneration and meeting allowance for the		For	1270000	0	0	0
		Directors and the Audit Committee for the year 2008
	8	Appoint the Auditor for the FYE 31 DEC 2008 and approve		For	1270000	0	0	0
		to fix his/her remuneration
	9	Other businesses (if any)		Abstain	0	0	1270000	0

HANA MICROELECTRONICS PUB LTD

Cusip/Sedol:		B019VS0			Meeting Type:			Annual General Meeting

Ticker:		HANA/F TB			Meeting Date:			30-Apr-2008

ISIN		TH0324A10Z10			Vote Deadline Date:			25-Apr-2008

Agenda		701474570	Management		Total Ballot Shares:			2722400

Last Vote Date:		26-Mar-2008

	Item	Proposal		Recommendation	For	Against	Abstain	Take No Action

	1	PLEASE NOTE THAT PARTIAL AND SPLIT VOTING ARE		None		Non Voting
		ALLOWED. THANK YOU.
	2	Approve the minutes of the AGM No. 14/2007 held on 30		For	1507000	0	0	0
		APR 2007
	3	Approve the Board of Directors' report on the Company's		For	1507000	0	0	0
		operation of the year 2007 and the annual report for the
		year 2007
	4	Approve the balance sheets and the profit and loss		For	1507000	0	0	0
		statements for the fiscal period ended 31 DEC 2007
	5	Declare the dividend payment for the year 2007		For	1507000	0	0	0
	6	Appoint the Directors in place of those retired by rotation		For	1507000	0	0	0
		and approve to fix the Director's remuneration for the year
		2008
	7	Appoint the Auditors of the Company for the year 2008 and		For	1507000	0	0	0
		approve to fix the remuneration
	8	Approve the issuance of ESOP warrants with the exercise		For	1507000	0	0	0
		price set not below the market price amounting to
		20,000,000 units and allocate to the Directors, Management
		and Employees of the Company and its Subsidiaries
	9	Approve the reservation of 20,000,000 newly issued		For	1507000	0	0	0
		ordinary shares at the par value of BAHT 1 per share
	10	Approve the re-allocation of returned ESOP warrants from		For	1507000	0	0	0
		the prior allocation for the ESOP with the exercise price set
		not below the market price, after getting approval to other
		Management and Employees of the Company and its
		Subsidiaries
	11	Approve the issuance of ESOP warrants with the exercise		For	1507000	0	0	0
		price set below the market price amounting to 41,000,000
		units and allocating to the Directors, Management and
		Employees of the Company and its Subsidiaries
	12	Approve the reservation of 41,000,000 newly issued		For	1507000	0	0	0
		ordinary shares at the par value of THB 1 per share
	13	Approve the re-allocation of returned ESOP warrants from		For	1507000	0	0	0
		the prior allocation for the ESOP with the exercise price
		below the market price, after getting approval, to other
		Management and Employees of the Company and its
		Subsidiaries
	14	Other business [if any]		Abstain	0	0	1507000	0
	15	PLEASE NOTE THAT THIS IS A REVISION DUE TO		None		Non Voting
		CHANGE IN THE TEXT OF RESOLUTION 10. IF YOU
		HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO
		NOT RETURN THIS PROXY FORM UNLESS YOU
		DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
		ALSO, NOTE THAT THE NEW CUT-OFF DATE IS 24 APR
		2008. THANK YOU.

PT BUMI RESOURCES TBK

Cusip/Sedol:		6043485			Meeting Type:			ExtraOrdinary General Meeting

Ticker:		BUMI IJ			Meeting Date:			30-Apr-2008

ISIN		ID1000068703			Vote Deadline Date:			21-Apr-2008

Agenda		701540571	Management		Total Ballot Shares:			4200000

Last Vote Date:		17-Apr-2008

	Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
	1	Approve to revise the purchase price of takeover		For	2645000	0	0	0
		transaction, through its wholly owned subsidiary, Calipso
		Investment Pte, LTD, a Company incorporated under the
		laws of Singapore over Herald Resource Limited [HR]
		shares, a Company incorporated in Australia and listed in
		Australian Stock Exchange, according to Australian Capital
		Market Regulations

STRAITS ASIA RESOURCES LTD

Cusip/Sedol:		B1FT4X9			Meeting Type:			Annual General Meeting

Ticker:		SAR SP			Meeting Date:			30-Apr-2008

ISIN		SG1U11932563			Vote Deadline Date:			23-Apr-2008

Agenda		701537485	Management		Total Ballot Shares:			529000

Last Vote Date:		17-Apr-2008

	Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
	1	Receive and adopt the Directors report and the audited		For	529000	0	0	0
		accounts of the Company for the YE 31 DEC 2007 together
		with the Auditors report thereon
	2	Declare a final dividend of US 0.75 cents per share		For	529000	0	0	0
		[equivalent to approximately Singapore 1.05 cents per
		share], tax exempt for the YE 31 DEC 2007 [2006: US0.80
		cents]
	3	Re-elect Mr. Han Eng Juan as a Director of the Company,		For	529000	0	0	0
		who retires pursuant to Articles 94 of the Company's
		Articles of Association
	4	Re-elect Mr. Martin David Purvis as a Director of the		For	529000	0	0	0
		Company, who retires pursuant to Articles 94 of the
		Company's Articles of Association
	5	Re-elect Mr. Michael George Gibson as a Director of the		For	529000	0	0	0
		Company, who retires pursuant to Articles 100 of the
		Company's Articles of Association
	6	Approve the payment of Directors fees of up to SGD		For	529000	0	0	0
		400,000 payable by the Company for the YE 31 DEC 2008
	7	Re-appoint Messrs PricewaterhouseCoopers as the		For	529000	0	0	0
		Company's Auditors and authorize the Directors to fix their
		remuneration
	8	Transact any other business		None		Non Voting
	9	Authorize the Directors of the Company to, pursuant to		For	529000	0	0	0
		Section 161 of the Companies Act, Chapter 50 [the CA] and
		Rule 806 of the Listing Manual [the Listing Manual]of the
		Singapore Exchange Securities Trading Limited [the SGX-
		ST]: a) allot and issue shares in the capital of the Company
		whether by way of rights, bonus or otherwise; and/or b)
		make or grant offers, agreements or options [collectively,
		'Instruments'] that may or will require shares to be allotted
		and issued including but not limited to the creation and
		issue of [as well as adjustments to] options, warrants,
		debentures or other instruments convertible into shares;
		and/or c) allot and issue shares pursuant to any Instrument
		made or granted by the Directors while this Resolution was
		in force [notwithstanding that the authority conferred by this
		Resolution for the allotment and issue of shares may have
		ceased to be in force], at any time and upon such terms and
		conditions and for such purposes and to such persons as
		the Directors may in their absolute discretion deem fit,
		provided that the aggregate number of shares to be issued
		[including shares to be issued pursuant to Instruments
		made or granted under this Resolution] shall not exceed
		50% of the issued shares in the capital of the Company
		excluding treasury shares, of which the aggregate number
		of shares to be issued other than on a pro rata basis to
		existing shareholders of the Company shall not exceed 20%
		of the issued shares in the capital of the Company
		excluding treasury shares; [Authority expires the earlier of
		the next AGM of the Company or the date by which the next
		AGM of the Company is required by law to be held]
	10	Authorize the Directors of the Company, pursuant to		For	529000	0	0	0
		Section 161 of the CA, to offer and grant options under the
		rules of the Option Plan and to issue from time to time such
		number of shares in the capital of the Company as may be
		required to be issued pursuant to the exercise of the options
		granted under the Option Plan, and that such shares may
		be issued notwithstanding this authority has ceased to be in
		force so long as the shares are issued pursuant to an offer
		or grant of options made while this authority was in force,
		provided always that the aggregate number of shares to be
		issued under this Option Plan and all other share option,
		share incentive, performance share or restricted share
		plans implemented by the Company shall not exceed 15%
		of the issued shares in the capital of the Company
		excluding treasury shares for the time being
	11	Authorize the Directors, pursuant to Section 161 of the CA,		For	529000	0	0	0
		to allot and issue from time to time such number of shares
		in the capital of the Company as may be required to be
		issued pursuant to the Acquisition Plan, provided always
		that the aggregate number of shares to be issued pursuant
		to the Acquisition Plan and all other share option, share
		incentive, performance share or restricted share plans
		implemented by the Company shall not 15% of the issued
		shares in the capital of the Company excluding treasury
		shares for the time being
	12	Approve, for the purposes of Chapter 9 of the Listing		For	529000	0	0	0
		Manual, to renew the mandate for the Company and its
		subsidiaries, or any of them to enter into any of the
		transactions falling within the types of Interested Person
		Transactions as specified in the Company's addendum to
		shareholders dated 14 APR 2008 being an addendum to
		the Annual Report of the Company for the FYE 31 DEC
		2007 [the 'Addendum'] with any party who falls within the
		class of Interested Persons described in the Addendum,
		provided that such transactions are carried out in the normal
		course of business, at arms length and on commercial
		terms and in accordance with the guidelines of the
		Company for Interested Person Transactions as specified in
		the Addendum [the Shareholders Mandate]; and authorize
		the Directors to complete and do all such acts and things
		[including executing all such documents as may be
		required] they may consider necessary, desirable or
		expedient to give effect to the Shareholder's Mandate;
		[Authority expires the earlier of the next AGM of the
		Company or the date by which the next AGM of the
		Company is required by law to be held]
	13	Authorize the Directors to allot and issue up to 1,500,000		For	529000	0	0	0
		ordinary shares in the capital of the Company to Mr.
		Richard Ong Chui Chat [the Chief Executive Officer and an
		Executive Director of the Company] in accordance with the
		terms specified in the Addendum; and any Director or
		Company Secretary to do all things necessary or
		appropriate to give effect to this Resolution as he may deem
		fit
	14	Authorize the Directors to offer and grant share options, in		For	529000	0	0	0
		accordance with the terms set out in the Addendum, and to
		allot and issue an aggregate number of up to 250,000
		ordinary shares in the capital of the Company pursuant to
		the exercise of the share options to Dr. Chua Yong Hai and
		Mr. Han Eng Juan [together, the Independent Directors] as
		follows: a) 150,000 ordinary shares to Dr. Chua Yong Hai;
		and b) 100,000 ordinary shares to Mr. Han Eng Juan; and
		any Director or Company Secretary to do all things
		necessary or appropriate to give effect to this Resolution as
		he may deem fit

KINGBOARD CHEMICAL HOLDINGS LTD

Cusip/Sedol:		6491318			Meeting Type:			Annual General Meeting

Ticker:		148 HK			Meeting Date:			05-May-2008

ISIN		KYG525621408			Vote Deadline Date:			25-Apr-2008

Agenda		701532411	Management		Total Ballot Shares:			1531000

Last Vote Date:		17-Apr-2008

	Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
	1	Approve the audited financial statements and the Directors'		For	253000	0	0	0
		report and the Independent Auditor's report thereon for the
		YE 31 DEC 2007
	2	Declare a final dividend		For	253000	0	0	0
	3	Re-elect Mr. Cheung Kwok Wing as an Executive Director		For	253000	0	0	0
		of the Company
	4	Re-elect Mr. Chang Wing Yiu as an Executive Director of		For	253000	0	0	0
		the Company
	5	Re-elect Mr. Cheng Wai Chee, Christopher as a		For	253000	0	0	0
		Independent Non-Executive Director of the Company
	6	Re-elect Mr. Tse Kam Hung as a Independent Non-		For	253000	0	0	0
		Executive Director of the Company
	7	Authorize the Board of Directors of the Company to fix the		For	253000	0	0	0
		Directors' remuneration
	8	Re-appoint the Auditor and authorize the Board of Directors		For	253000	0	0	0
		to fix its remuneration
	9	Authorize the Directors of the Company [Directors] to allot,		For	253000	0	0	0
		issue or otherwise deal with additional shares of the
		Company [Shares] or securities convertible into Shares, or
		options, warrants or similar rights to subscribe for any
		Shares, and to make or grant offers, agreements and
		options during and after the relevant period, not exceeding
		20% of the aggregate nominal of the issued share capital of
		the Company otherwise than pursuant to: i) a Rights Issue;
		ii) the exercise of rights of subscription or conversion under
		the terms of any warrants issued by the Company or any
		securities which are convertible into Shares; iii) the exercise
		of any option scheme or similar arrangement; or iv) any
		scrip dividend or similar arrangement providing for the
		allotment of Shares in lieu of the whole or part of a dividend
		on Shares in accordance with the Articles of Association of
		the Company ; [Authority expires the earlier of the
		conclusion of the next AGM of the Company or the
		expiration of the period within which the next AGM is to be
		held by law]
	10	Authorize the Directors of the Company to repurchase		For	253000	0	0	0
		shares of the Company [Shares] or securities convertible
		into Shares on The Stock Exchange of Hong Kong Limited
		[the Stock Exchange] or on any other stock exchange on
		which the securities of the Company may be listed and
		recognized for this purpose by the Securities and Futures
		Commission of Hong Kong and the Stock Exchange under
		the Hong Kong Code on Share Repurchases and, subject to
		and in accordance with all applicable laws and regulations
		during and after the relevant period, not exceeding 10% of
		the aggregate nominal amount of the issued share capital of
		the Company; [Authority expires the earlier of the
		conclusion of the next AGM or the expiration of the period
		within which the next AGM is to be held by law]
	11	Approve, conditional upon the passing of Resolutions		For	253000	0	0	0
		numbered 5.A and 5.B to extend the general mandate to the
		Directors to allot, issue or otherwise deal with shares of the
		Company pursuant to Resolution 5.A to add to the
		aggregate nominal amount of the share of the Company
		repurchased pursuant to Resolution 5.B, provided that such
		amount does not exceed 10% of the aggregate nominal
		amount of the issued share capital of the Company at the
		date of passing this resolution

SHENZHEN EXPRESSWAY CO LTD

Cusip/Sedol:		6848743			Meeting Type:			Annual General Meeting

Ticker:		548 HK			Meeting Date:			07-May-2008

ISIN		CNE100000478			Vote Deadline Date:			28-Apr-2008

Agenda		701517166	Management		Total Ballot Shares:			6654000

Last Vote Date:		22-Apr-2008

	Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
	1	Approve the report of the Directors for the year 2007		For	1450000	0	0	0
	2	Approve the report of the Supervisory Committee for the		For	1450000	0	0	0
		year 2007
	3	Approve the audited accounts for the year 2007		For	1450000	0	0	0
	4	Approve the proposed distribution scheme of profits for the		For	1450000	0	0	0
		year 2007 [including declaration of final dividend]
	5	Approve the Budget Plan for the year 2008		For	1450000	0	0	0
	6	Re-appoint Messrs. PricewaterhouseCoopers [Certified		For	1450000	0	0	0
		Public Accountants, Hong Kong] as the International
		Auditors and PricewaterhouseCoopers Zhong Tian CPAs
		Co., Ltd, as the Statutory Auditors of the Company; and
		authorize the Directors of the Company to fix their
		remunerations
	7	Approve the purchase of liability insurance for the Directors,		For	1450000	0	0	0
		Supervisors and Senior management staff of the Company,
		and authorize the executive Directors of the Company to
		handle the relevant matters, on the condition that the
		aggregate annual insurance premium shall not exceed RMB
		400,000
	8	Approve the provision of counter-guarantee to the bank		For	1450000	0	0	0
		providing guarantee for the convertible corporate bonds [in
		which bonds and subscription warrants are tradable
		separately] [the Bonds with Warrants] within the total
		amount of the bonds with warrants issued by the Company
		and the related liabilities by pledging the toll rights of
		Nanguang Expressway, and authorize the Directors of the
		Company to handle all the matters relating to the counter-
		guarantee, including but not limited to finalizing the detailed
		terms of counter-guarantee and signing counter-guarantee
		agreement

CHINA MOBILE LTD

Cusip/Sedol:		6073556			Meeting Type:			Annual General Meeting

Ticker:		941 HK			Meeting Date:			08-May-2008

ISIN		HK0941009539			Vote Deadline Date:			28-Apr-2008

Agenda		701538906	Management		Total Ballot Shares:			1112000

Last Vote Date:		22-Apr-2008

	Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
	1	Receive the audited financial statements and the reports of		For
		the Directors and the Auditors of the Company and its
		subsidiaries for the YE 31 DEC 2007
	2	Declare an ordinary final dividend for the YE 31 DEC 2007		For
	3	Declare a special final dividend for the YE 31 DEC 2007		For
	4	Re-elect Mr. Lu Xiangdong as a Director		For
	5	Re-elect Mr. Xue Taohai as a Director		For
	6	Re-elect Mr. Huang Wenlin as a Director		For
	7	Re-elect Mr. Xin Fanfei as a Director		For
	8	Re-elect Mr. Lo Ka Shui as a Director		For
	9	Re-appoint Messrs. KPMG as the Auditors and authorize		For
		the Directors to fix their remuneration
	10	Authorize the Directors, to purchase shares of HKD 0.10		For
		each in the capital of the Company including any form of
		depositary receipt representing the right to receive such
		shares [Shares] and the aggregate nominal amount of
		Shares which may be purchased on The Stock Exchange of
		Hong Kong Limited or any other stock exchange on which
		securities of the Company may be listed and which is
		recognized for this purpose by the Securities and Futures
		Commission of Hong Kong and The Stock Exchange of
		Hong Kong Limited shall not exceed or represent more than
		10% of the aggregate nominal amount of the share capital
		of the Company in issue at the date of passing this
		Resolution, and the said approval shall be limited
		accordingly; [Authority expires the earlier of the conclusion
		of the next AGM of the Company or within which the next
		AGM of the Company is required by law to be held]
	11	Authorize the Directors to allot, issue and deal with		For
		additional shares in the Company [including the making and
		granting of offers, agreements and options which might
		require shares to be allotted, whether during the
		continuance of such mandate or thereafter] provided that,
		otherwise than pursuant to i) a rights issue where shares
		are offered to shareholders on a fixed record date in
		proportion to their then holdings of shares; ii) the exercise of
		options granted under any share option scheme adopted by
		the Company; or iii) any scrip dividend or similar
		arrangement providing for the allotment of shares in lieu of
		the whole or part of a dividend in accordance with the
		Articles of Association of the Company, the aggregate
		nominal amount of the shares allotted shall not exceed 20%
		of the aggregate nominal amount of the share capital of the
		Company in issue at the date of passing this resolution; [if
		the Directors are so authorized by a separate ordinary
		resolution of the shareholders of the Company] the nominal
		amount of the share capital of the Company repurchased by
		the Company subsequent to the passing of this resolution
		[up to a maximum equivalent to 10% of the aggregate
		nominal amount of the share capital of the Company in
		issue at the date of passing this resolution]; [Authority
		expires the earlier of the conclusion of the next AGM of the
		Company or within which the next AGM of the Company is
		required by law to be held]
	12	Authorize the Directors, to issue, allot and deal with shares		For
		by the number of shares repurchased up to 10% of the
		aggregate nominal amount of the share capital of the
		Company in issue at the date of passing this resolution, as
		specified in Resolution 6

KINGBOARD CHEMICAL HOLDINGS LTD

Cusip/Sedol:		6491318			Meeting Type:			ExtraOrdinary General Meeting

Ticker:		148 HK			Meeting Date:			09-May-2008

ISIN		KYG525621408			Vote Deadline Date:			02-May-2008

Agenda		701554277	Management		Total Ballot Shares:			1531000

Last Vote Date:		01-May-2008

	Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
	1	Approve and adopt, subject to and conditional upon a) the		For	253000	0	0	0
		Share Option Scheme [the New EEIC Scheme] of Elec &
		Eltek International Company Limited [EIC], the rules of
		which are contained in the document marked "A" and
		produced to this meeting and for the purposes of
		identification, signed by a Director of the Company, by
		resolution of the shareholders of EEIC in its general
		meeting; and b) Singapore Exchange Securities Trading
		Limited [the Singapore Exchange] granting its in principle
		approval for the listing of and quotation for shares in EEIC
		to be issued pursuant to the exercise of options to be
		granted under the New EEIC Scheme on the Singapore
		Exchange, the New EEIC Scheme is implemented with
		effect from the date of this meeting or the date on which
		both of the conditions (a) and (b) specified in this resolution
		having been fulfilled, whichever is the later; and authorize
		the Directors of EEIC to do all such acts and to enter into all
		such transactions, arrangements and agreements as may
		be necessary or expedient to implement and administer the
		new EEIC Scheme

PETROCHINA CO LTD

Cusip/Sedol:		6226576			Meeting Type:			Annual General Meeting

Ticker:		857 HK			Meeting Date:			15-May-2008

ISIN		CNE1000003W8			Vote Deadline Date:			06-May-2008

Agenda		701557401	Management		Total Ballot Shares:			8498000

Last Vote Date:		01-May-2008

	Item	Proposal		Recommendation	For	Against	Abstain	Take No Action

	1	PLEASE NOTE THAT THIS IS AN AMENDMENT TO		None		Non Voting
		MEETING ID 457087 DUE TO CHANGE IN VOTING
		STATUS. ALL VOTES RECEIVED ON THE PREVIOUS
		MEETING WILL BE DISREGARDED AND YOU WILL
		NEED TO REINSTRUCT ON THIS MEETING NOTICE.
		THANK YOU.
	2	Approve the amendments to the Articles of Association of		For	1088000	0	0	0
		the Company made in accordance with the Company Law
		of the PRC and the 'Guidelines of Articles of Association for
		Listed Companies' issued by the China Securities
		Regulatory Commission set out in Appendix I and authorize
		the above am
	3	Approve the report of the Board of the Company for the		For	1088000	0	0	0
		year 2007
	4	Approve the report of the Supervisory Committee of the		For	1088000	0	0	0
		Company for the year 2007
	5	Approve the Audited financial statements of the Company		For	1088000	0	0	0
		for the year 2007
	6	Approve the declaration and payment of the final dividends		For	1088000	0	0	0
		for the YE 31 DEC 2007 in the amount and in the manner
		recommended by the Board
	7	Approve the authorization of the Board to determine the		For	1088000	0	0	0
		distribution of interim dividends for the year 2008
	8	Approve the continuation of appointment of		For	1088000	0	0	0
		PricewaterhouseCoopers, Certified Public Accountants, as
		the international Auditors of the Company and
		PricewaterhouseCoopers Zhong Tian CPAs Company
		Limited, Certified Public Accountants, as the domestic
		Auditors of the Company, for the year 2008 and authorize
		the Board of Directors to fix their remuneration
	9	Elect Mr. Jiang Jiemin as a Director of the Company		For	1088000	0	0	0
	10	Elect Mr. Zhou Jiping as a Director of the Company		For	1088000	0	0	0
	11	Elect Mr. Duan Wende as a Director of the Company		For	1088000	0	0	0
	12	Elect Mr. Wang Yilin as a Director of the Company		For	1088000	0	0	0
	13	Elect Mr. Zeng Yukang as a Director of the Company		For	1088000	0	0	0
	14	Elect Mr. Wang Fucheng as a Director of the Company		For	1088000	0	0	0
	15	Elect Mr. Li Xinhua as a Director of the Company		For	1088000	0	0	0
	16	Elect Mr. Liao Yongyuan as a Director of the Company		For	1088000	0	0	0
	17	Elect Mr. Wang Guoliang as a Director of the Company		For	1088000	0	0	0
	18	Re-elect Mr. Jiang Fan as a Director of the Company		For	1088000	0	0	0
	19	Elect Mr. Chee-Chen Tung as the independent Director of		For	1088000	0	0	0
		the Company
	20	Elect Mr. Liu Hongru as the independent Director of the		For	1088000	0	0	0
		Company
	21	Elect Mr. Franco Bernabe as the independent Director of		For	1088000	0	0	0
		the Company
	22	Elect Mr. Li Yongwu as the independent Director of the		For	1088000	0	0	0
		Company
	23	Elect Mr. Cui Junhui as the independent Director of the		For	1088000	0	0	0
		Company
	24	Elect Mr. Chen Ming as the Supervisor of the Company		For	1088000	0	0	0
	25	Elect Mr. Wen Qingshan as the Supervisor of the Company		For	1088000	0	0	0
	26	Elect Mr. Sun Xianfeng as the Supervisor of the Company		For	1088000	0	0	0
	27	Elect Mr. Yu Yibo as the Supervisor of the Company		For	1088000	0	0	0
	28	Elect Mr. Wu Zhipan as the independent Supervisor of the		For	1088000	0	0	0
		Company
	29	PLEASE NOTE THAT THIS RESOLUTION IS A		Against	1088000	0	0	0
		SHAREHOLDER PROPOSAL: Elect Mr. Li Yuan as the
		independent Supervisor of the Company
	30	Authorize the Board of Directors, unconditional general		For	0	1088000	0	0
		mandate to separately or concurrently issue, allot and deal
		with additional domestic shares and overseas listed foreign
		shares of the Company, provided that the number of the
		domestic shares and overseas listed foreign shares issued
		and allotted or agreed conditionally or unconditionally to be
		issued and allotted shall not exceed 20% of each of its
		existing the domestic shares and overseas listed foreign
		shares of the Company in issue as at the date of this
		resolution; b) to execute and do or procure to be executed
		and done, all such documents, deeds and things as it may
		consider necessary in connection with the issue of such
		shares; c) to make such amendments to the Articles of
		Association of the Company as it thinks fit so as to increase
		the registered share capital of the Company and reflect the
		new capital structure of the Company upon the allotment
		and issuance of shares of the Company as contemplated in
		this resolution; and e) in order to facilitate the issuance of
		shares in accordance with this resolution in a timely
		manner, to establish a special Committee of the Board and
		such Committee to exercise all such power granted to the
		Board of Directors to execute and do all such documents,
		deeds and things as it may consider necessary in
		connection with the issue of such shares contingent on the
		passing of sub-paragraphs (a) to (d) of this resolution and
		within the relevant period of this mandate f) the Board of
		Directors and the special Committee of the Board will only
		exercise its respective power under such mandate in
		accordance with the Company Law of the PRC, the
		Securities Law of the PRC, regulations or the listing rules of
		the Stock Exchange on which the Shares of the Company
		are listed [as amended from time to time] and only if all
		necessary approvals from the China Securities Regulatory
		Commission and/or other relevant PRC governmental
		authorities are obtained and the special Committee of the
		Board will only exercise its power under such mandate in
		accordance with the power granted by the shareholders at
		the annual general meeting to the Board[Authority expires
		the earlier of the conclusion of next AGM of the Company or
		at the end of 12month period]
	31	Approve the rules and procedures of the shareholders'		For	1088000	0	0	0
		general meeting of the Company as specified
	32	Approve the Rules and procedures of the Board of the		For	1088000	0	0	0
		Company as specified
	33	Approve the rules of organization and procedures of the		For	1088000	0	0	0
		Supervisory Committee of the Company as specified
	34	Other matters, if any		Abstain	1088000	0	0	0

DONGFANG ELECTRIC CORPORATION LTD

Cusip/Sedol:		6278566			Meeting Type:			Class Meeting

Ticker:		1072 HK			Meeting Date:			16-May-2008

ISIN		CNE100000304			Vote Deadline Date:			28-Apr-2008

Agenda		701517762	Management		Total Ballot Shares:			1462000

Last Vote Date:		22-Apr-2008

	Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
	1	Approve the category and nominal value of shares to be		For	178000	0	0	0
		issued: Renminbi ordinary shares [A Shares] with a nominal
		value of RMB 1.00 each
	2	Approve number of shares to be issued and amount of the		For	178000	0	0	0
		proceeds: the number of shares to be issued will not be
		more than 65,000,000 shares and the amount of the
		proceeds raised will not exceed the amount required for the
		implementation of the projects
	3	Approve the issuing method: the pricing of the additional A		For	178000	0	0	0
		shares issue will be conducted both online and offline, the
		original A shareholders can exercise their preferential rights
		to the shares according to the number of shares held at the
		register of members after the close of business on the
		record date, authorize the Board by the general meeting to
		determine the specific issuing method and the proportion of
		preferential rights with reference to the market conditions
	4	Approve the target subscribers: institutional investors and		For	178000	0	0	0
		natural persons who hold A share trading accounts with the
		Shanghai Stock Exchange [excluding those prohibited by
		the laws and regulations of the PRC]
	5	Approve the issue price and basis of its determination: the		For	178000	0	0	0
		issue price is not less than the average price of A shares for
		the 20 trading days immediately prior to the date on which
		the offering document in relation to the additional A shares
		issue is published or the average price of A shares for the
		trading day immediately before such offering document is
		published, authorize, the specific issue price will be
		determined by the Board after consultation with the lead
		manager by the general meeting
	6	Approve the use of proceeds: the proceeds raised from the		For	178000	0	0	0
		additional A shares issue [the Proceeds] as specified
	7	Approve the Approve the distribution plan for accumulative		For	178000	0	0	0
		undistributed profit upon completion of the Additional A-
		Shares Issue: upon the completion of the Additional A-
		Shares Issue, both the existing and new shareholders of the
		Company will be entitled to the accumulative undistributed
		profit
	8	Approve the Validity of the resolution: the resolution in		For	178000	0	0	0
		respect of the Additional A-Shares Issue is valid for 12
		months since the date of passing of the resolution at the
		general meeting of the Company

DONGFANG ELECTRIC CORPORATION LTD

Cusip/Sedol:		6278566			Meeting Type:			Annual General Meeting

Ticker:		1072 HK			Meeting Date:			16-May-2008

ISIN		CNE100000304			Vote Deadline Date:			28-Apr-2008

Agenda		701517736	Management		Total Ballot Shares:			1462000

Last Vote Date:		22-Apr-2008

	Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
	1	Approve the 2007 report of the Board of Directors		For	178000	0	0	0
	2	Approve the 2007 report of the Supervisory Committee		For	178000	0	0	0
	3	Approve the distribution of profits after tax for the year 2007		For	178000	0	0	0
	4	Approve the audited financial statements and reports of		For	178000	0	0	0
		Auditors for the YE 31 DEC 2007
	5	Approve the 2008 Work Plan		For	178000	0	0	0
	6	Approve the appointment of the Deloitte Deloitte Touche		For	178000	0	0	0
		Tomants Certified Public Accountants of Hong Kong and
		Deloitte Touche Tohmastu Certified Public Accountants as
		the International and Domestic Auditors of the Company
		respectively for 2008 and authorize the Board of Directors
		to fix their remunerations
	7	Amend the relevant Clauses of the Articles of Association		For	178000	0	0	0
		and authorize the Board of Directors to handle the relevant
		amendment procedures with the relevant PRC Government
		authorities regarding the Articles of Association [ as
		specified]
	8	Authorize the Board of Directors to allot new shares: to		For	178000	0	0	0
		separately or concurrently allot, issue and deal with
		additional shares of A shares and/or H shares during the
		Relevant Period [as specified] and to make or grant offers,
		agreements and/or options for such matters and the general
		mandate shall not be extended beyond the Relevant Period
		save that the Board may during the Relevant Period make
		or grant offers, agreements and/or options which may
		require the exercise of such power after the Relevant Period
		other than the shares issued pursuant to Rights Issue, any
		acquisition proposal in relation to any option shares of the
		Company, any shares issue proposal in lieu of dividend or
		similar arrangements or the shares issued as approved by
		the general meeting, the aggregate number of A shares
		and/or H shares to be issued or allotted as approved by the
		Board or issued or allotted as agreed conditionally or
		unconditionally by the Board, (whether to be based on
		options or other methods), respectively shall not exceed
		20% of the A shares and/or H shares issued by the
		Company as at the date of the passing of this special
		resolution, authorize the Board the general mandate in
		compliance with the Company Law of the People's Republic
		of China and the Rules Governing the Listing of Securities
		on the Stock Exchange of Hong Kong Limited and only if
		approvals (if necessary) from the China Securities
		Regulatory Commission and/or other relevant PRC
		government authorities are obtained. When the Board
		carries out the A shares issue proposal as per the general
		mandate, the A shares issue proposal to be submitted by
		the Board will still be subject to the approval of the general
		meeting if the PRC Domestic Laws and regulations
		stipulated so, issue A share while the relevant regulatory
		authorities in the PRC has reviewed the same but approval
		has not yet been granted, the general mandate granted to
		the Board in connection with H share issue shall remain in
		force; authorize the Board, subject to the exercising of the
		general mandate and issuance of shares as resolved under
		this special resolution: 1) to approve, execute, make, or
		procure to execute and make any documents, deeds and
		matters that it deems relevant to the exercise of the general
		mandate or issuance of such new shares, including but not
		limited to the timing, quantity, price and place of the
		issuance, make all the necessary applications to the
		relevant authorities, execute the underwriting agreement (or
		any other agreements); 2) to determine the usage of the
		proceeds and do necessary filing and registration with the
		relevant authorities in the PRC, Hong Kong and/or other
		places and jurisdiction (as the case may be); and 3) to
		increase the capital and make corresponding amendment to
		the Articles of Association and make filing and registration
		for such increase with the relevant authorities in the PRC,
		Hong Kong and/or other places and jurisdiction

DONGFANG ELECTRIC CORPORATION LTD

Cusip/Sedol:		6278566			Meeting Type:			ExtraOrdinary General Meeting

Ticker:		1072 HK			Meeting Date:			16-May-2008

ISIN		CNE100000304			Vote Deadline Date:			05-May-2008

Agenda		701517748	Management		Total Ballot Shares:			1462000

Last Vote Date:		01-May-2008

	Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
	1	Approve, that the Company having met the requirements for		For	178000	0	0	0
		public issue of additional A shares [Additional A shares
		issue] as specified
	2	Approve the additional A shares issue of the Company: i)		For	178000	0	0	0
		category and nominal value of shares to be issued:
		Renminbi ordinary shares [A Shares] with a nominal value
		of RMB 1.00 each ii) number of shares to be issued and
		amount of the proceeds: the number of shares to be issued
		will not be more than 65,000,000 shares and the amount of
		the proceeds raised will not exceed the amount required for
		the implementation of the projects iii) issuing method: the
		pricing of the additional A shares issue will be conducted
		both online and offline, the original A shareholders can
		exercise their preferential rights to the shares according to
		the number of shares held at the register of members after
		the close of business on the record date, authorize the
		Board by the general meeting to determine the specific
		issuing method and the proportion of preferential rights with
		reference to the market conditions iv) target subscribers:
		institutional investors and natural persons who hold A share
		trading accounts with the Shanghai Stock Exchange
		[excluding those prohibited by the laws and regulations of
		the PRC] v) issue price and basis of its determination: the
		issue price is not less than the average price of A shares for
		the 20 trading days immediately prior to the date on which
		the offering document in relation to the additional A shares
		issue is published or the average price of A shares for the
		trading day immediately before such offering document is
		published, authorize, the specific issue price will be
		determined by the Board after consultation with the lead
		manager by the general meeting vi) use of proceeds: the
		proceeds raised from the additional A shares issue [the
		Proceeds] as specified; vii) distribution plan for
		accumulative undistributed profit upon completion of the
		additional A shares issue; upon the completion of the
		additional A shares issue, both the existing and new
		shareholders of the Company will be entitled to the
		accumulative undistributed profit; and viii) validity of the
		resolution in respect of the additional A share issue is valid
		for 12 months since the date of passing of the resolution at
		the general meeting of the Company
	3	Approve the report on the use of proceeds from the		For	178000	0	0	0
		previous issue of A shares as specified
	4	Approve the feasibility analysis on the projects to be		For	178000	0	0	0
		financed by the proceeds
	5	Authorize, that the Board with full authority to determine and		For	178000	0	0	0
		deal with all matters concerning the additional A shares
		issue: authorize, subsequent to the approval of the
		additional A shares issue at the EGM, a shareholders class
		meeting and H shareholders class meeting, the Board with
		full authority to determine and deal with all matters
		concerning the additional A shares issue, including: i)
		authorize the Board to formulate and execute the specific
		proposal in relation to the additional A shares issue, and to
		determine the matters including the issue price, the timing
		for the additional A shares issue, preferential allocation
		basis for the existing A shareholders, the beginning and
		ending dates of the issue, type of institutional investors for
		offline subscription, proportion of the number of shares to
		be issued on the online/offline basis, principle and rules for
		clawback between shares for online and offline subscription,
		specific subscription method, preferential subscription ratio
		of the existing A shareholders and all the other matters
		relevant to the additional A shares issue ii) Authorize the
		Board to amend the additional A shares issue proposal so
		as to comply with the relevant laws and regulations or
		requirements of the relevant securities regulatory authorities
		[other than those matters the approval of which shall be
		sought from the shareholders in a general meeting pursuant
		to the relevant laws, regulations and the Articles of
		Association], to adjust and reduce the number of Projects
		before the additional A shares issue after taking into
		account various factors including verification of the Projects
		by relevant departments, variation of relevant market
	conditions, and changes to the conditions under which the
	Projects are to be implemented iii) authorize the Board, the
	Chairman and the person authorized by the Chairman to
	execute relevant documents of the additional A shares
	issue and to make all applications, submissions for
	approval, registration and filing relevant to the additional A
	shares issue iv) authorize the Board, the Chairman and the
	person authorized by the Chairman to sign, amend,
	supplement, submit, present and execute all the
	agreements and application documents relevant to the
	additional A shares issue, and to complete the relevant
	formalities for application for approval v) authorize the
	Board and the Chairman to deal with the matters
	concerning the application for the additional A shares issue
	vi) authorize the Board, after completion of the additional A
	shares issue, to handle matters concerning amendments to
	the Articles of Association, relevant registration of changes
	with the relevant authorities and other matters concerning
	the additional A shares issue vii) authorize the Board to
	make adjustment and reduction of the amount of the
	Proceeds to be applied to one or more of the projects where
	the amount of proceeds actually raised is less than the total
	expected investments required by the projects; where the
	amount of funds actually used towards the Projects is less
	than the amount of proceeds actually raised, to use the
	balance of the proceeds towards the Company's working
	capital viii) authorize the Board, the Chairman and the
	person authorized by the Chairman to handle the matters
	concerning the listing of the new A shares on Shanghai
	Stock Exchange after completion of the additional A shares
	issue ix) Authorize the Board to have full authority to handle
	other matters concerning the additional A shares issue x)
	the above authorizations shall be valid for 12 months
	commencing from the date of passing of the resolution at
	the EGM

CNPC (HONG KONG) LTD

Cusip/Sedol:	6340078			Meeting Type:			Annual General Meeting

Ticker:	135 HK			Meeting Date:			26-May-2008

ISIN	BMG2237F1005			Vote Deadline Date:			15-May-2008

Agenda	701554518	Management		Total Ballot Shares:			7962000

Last Vote Date:	01-May-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Receive and adopt the financial statements and the reports		For	1752000	0	0	0
	of the Directors and of the Auditors for the YE 31 DEC 2007
2	Declare a final dividend of HKD 0.12 per share		For	1752000	0	0	0
3	Re-elect Mr. Cheng Cheng as a Director		For	1752000	0	0	0
4	Re-elect Dr. Lau Wah Sum as Independent Non-Executive		For	1752000	0	0	0
	as a Director
5	Re-elect Mr. Li Kwok Sing Aurbrey as an Independent Non-		For	1752000	0	0	0
	Executive Director
6	Authorize the Directors to fix the remuneration of the		For	1752000	0	0	0
	Directors
7	Appoint Deloitte Touche Tohmatsu as the Auditors for the		For	1752000	0	0	0
	ensuing year in place of the retiring Auditors Deloitte
	Touche Tohmatsu and authorize the Directors to fix their
	remuneration
8	Authorize the Directors to purchase shares of HKD 0.01		For	1752000	0	0	0
	each in the capital of the Company during the relevant
	period, that the nominal amount of the share to be
	purchased not exceeding 10% of the total nominal amount
	of the issued share capital of the Company; [Authority
	expires the earlier of the conclusion of the next AGM or the
	expiration of the period within which the next AGM of the
	Company is required by the bye-laws of the Company or
	any applicable law of Bermuda to be held]
9	Authorize the Directors of the Company to allot, issue and		For	0	1752000	0	0
	deal with additional shares in the capital of the Company
	and make or grant offers, agreements and options during
	and after the relevant period, not exceeding 20% of the
	aggregate nominal amount of the issued share capital of the
	Company otherwise than pursuant to a rights issue or the
	Company's executive Share Option Scheme [ the Share
	Option Scheme]; such mandate shall be additional to the
	authority to be given to the Directors to grant options under
	the Share Option Scheme and, at any time, to allot and
	issue additional shares in the capital in the capital of the
	Company arising from the exercise of subscription rights
	under such options; During relevant period the right issue
	an offer of shares open for a period by the Directors made
	to holders of shares on the register of members of the
	Company on a fixed record date in proportion to their
	holding such shares (subject to such exclusions as the
	Directors may deem or expedient in relation to fractional
	entitlements having regard to any restriction; [Authority
	expires the earlier of the conclusion of the next AGM or the
	expiration of the period within which the next AGM of the
	Company is required by the bye-laws of the Company or
	any applicable law of Bermuda to be held]
10	Approve to extend the general mandate granted to the		For	0	0	1752000	0
	Directors of the Company, to allot and dispose of shares
	pursuant to Resolution 6, by the addition to the aggregate
	nominal amount of the share capital which may be allotted
	or agreed to be allotted by the Directors of the Company
	pursuant to such general mandate of an amount
	representing the aggregate nominal amount of the share
	capital which has been purchased by the Company
	pursuant to Resolution 5, provided that such amount shall
	not exceed 10% of the total nominal amount of the share
	capital of the Company in issue on the date of this
	resolution

CNOOC LTD

Cusip/Sedol:	B00G0S5			Meeting Type:			Annual General Meeting

Ticker:	883 HK			Meeting Date:			29-May-2008

ISIN	HK0883013259			Vote Deadline Date:			19-May-2008

Agenda	701536647	Management		Total Ballot Shares:			8581000

Last Vote Date:	01-May-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Receive the audited statement of accounts together with the		For	979000	0	0	0
	reports of the Directors and the Auditors thereon for the YE
	31 DEC 2007
2	Declare a final dividend for the YE 31 DEC 2007		For	979000	0	0	0
3	Re-elect Mr. Fu Chengyu as a Executive Director		For	979000	0	0	0
4	Re-elect Mr. Zhou Shouwei as a Executive Director		For	979000	0	0	0
5	Re-elect Mr. Yang Hua as a Executive Director		For	979000	0	0	0
6	Re-elect Professor Lawrence J. Lau as a Independent Non-		For	979000	0	0	0
	Executive Director
7	Elect Mr. Wang Tao as a new Independent Non-Executive		For	979000	0	0	0
	Director
8	Authorize the Board of Directors to fix the remuneration of		For	979000	0	0	0
	each of the Directors
9	Re-appoint the Company's Independent Auditors and		For	979000	0	0	0
	authorize the Board of Directors to fix their remuneration
10	Authorize the Directors of the Company, subject to		For	979000	0	0	0
	paragraph (b) below, the exercise by the Directors during
	the Relevant Period [as hereinafter defined] of all the
	powers of the Company to repurchase shares in the capital
	of the Company on The Stock Exchange of Hong Kong
	Limited [the Stock Exchange] or on any other exchange on
	which the shares of the Company may be listed and
	recognized by the Securities and Futures Commission of
	Hong Kong and the Stock Exchange for this purpose
	[Recognized Stock Exchange], subject to and in accordance
	with all applicable laws, rules and regulations and the
	requirements of the Rules Governing the Listing of
	Securities on the Stock Exchange of Hong Kong Limited
	[the Listing Rules], or of any other Recognized Stock
	Exchange and the Articles of Association [the Articles] of
	the Company; the aggregate nominal amount of shares of
	the Company which the Company is authorized to
	repurchase pursuant to the approval in paragraph (a) above
	shall not exceed 10'%of the aggregate nominal amount of
	the share capital of the Company in issue as at the date of
	the passing of this resolution; and [Authority expires the
	earlier of the conclusion of the next AGM of the Company or
	the expiration of the period within which the next AGM of
	the Company is required by any applicable laws or the
	Articles of the Company to be held]
11	Authorize the Directors of the Company, subject to the		For	0	979000	0	0
	following provisions of this resolution, the exercise by the
	Directors during the Relevant Period [as hereinafter defined]
	of all the powers of the Company to allot, issue and deal
	with additional shares in the capital of the Company and to
	make or grant offers, agreements and options [including
	bonds, notes, warrants, debentures and securities
	convertible into shares of the Company] which would or
	might require the exercise of such powers; authorize the
	Directors, the approval in paragraph (a) above during the
	Relevant Period to make or grant offers, agreements and
	options [including bonds, notes, warrants, debentures and
	securities convertible into shares of the Company] which
	would or might require the exercise of such powers after the
	end of the Relevant Period; the aggregate nominal amount
	of share capital of the Company allotted or agreed
	conditionally or unconditionally to be allotted, issued or dealt
	with [whether pursuant to an option or otherwise] by the
	Directors pursuant to the approval in paragraph (a) above,
	otherwise than pursuant to: (i) a Rights Issue [as hereinafter
	defined]; (ii) an issue of shares pursuant to any specific
	authority granted by shareholders of the Company in
	general meeting, including upon the exercise of rights of
	subscription or conversion under the terms of any warrants
	issued by the Company or any bonds, notes, debentures or
	securities convertible into shares of the Company; (iii) an
	issue of shares pursuant to the exercise of any option
	granted under any share option scheme or similar
	arrangement for the time being adopted by the Company
	and/or any of its subsidiaries; (iv) any scrip dividend or
	similar arrangement providing for the allotment of shares in
	lieu of the whole or part of a dividend on shares of the
	Company in accordance with the Articles of the Company;
	or (v) any adjustment, after the date of grant or issue of any
	options, rights to subscribe or other securities referred to
	above, in the price at which shares in the Company shall be
	subscribed, and/or in the number of shares in the Company
	which shall be subscribed, on exercise of re1evant rights
	under such options, warrants or other securities, such
	adjustment being made in accordance with, or as
	contemplated by the terms of such options, rights to
	subscribe or other securities shall not exceed 20% of the
	aggregate nominal amount of the share capital of the
	Company in issue as at the date of the passing of this
	resolution; and [Authority expires the earlier of the
	conclusion of the next AGM of the Company or the
	expiration of the period within which the next AGM of the
	Company is required by any applicable Laws or the Articles
	of the Company to be held]
12	Authorize the Directors, subject to the passing of the		For	0	0	979000	0
	resolutions B1 and B2 as specified to allot, issue and deal
	with additional shares or the Company pursuant to
	resolution B2 specified in this notice by the addition to it of
	an amount representing the aggregate nominal amount of
	the shares in the capital of the Company which are
	repurchased by the Company pursuant to and since the
	granting to though Company of the general mandate to
	repurchase shares in accordance with resolution B1 set out
	in this notice, provided that such extended amount shall not
	exceed 10% of the aggregate nominal amount of the share
	capital of the Company in issue as at the date of the
	passing of this Resolution

DENWAY MOTORS LTD

Cusip/Sedol:	6263766			Meeting Type:			Annual General Meeting

Ticker:	203 HK			Meeting Date:			29-May-2008

ISIN	HK0203009524			Vote Deadline Date:			19-May-2008

Agenda	701552362	Management		Total Ballot Shares:			15970000

Last Vote Date:	01-May-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action

1	Receive and approve the audited financial statements and		For	3098000	0	0	0
	the reports of the Directors and the Independent Auditor for
	the YE 31 DEC 2007
2	Declare a final dividend		For	3098000	0	0	0
3	Declare a special dividend		For	3098000	0	0	0
4	Re-elect Mr. Zhang Baoqing as a Director		For	3098000	0	0	0
5	Re-elect Mr. Fu Shoujie as a Director		For	3098000	0	0	0
6	Re-elect Mr. Lee Ka Lun as a Director		For	3098000	0	0	0
7	Re-elect Mr. Fung Ka Pun as a Director		For	3098000	0	0	0
8	Authorize the Board of Directors to fix the remuneration of		For	3098000	0	0	0
	the Directors
9	Re-appoint the Auditor and authorize the Board of Directors		For	3098000	0	0	0
	to fix the remuneration of the Auditor
10	Authorize the Directors, during the relevant period [as		For	3098000	0	0	0
	specified] of all powers of the Company to repurchase
	shares in the capital of the Company on The Stock
	Exchange of Hong Kong Limited [the Stock Exchange] or on
	any other stock exchange on which the shares of the
	Company may be listed and recognized by the Securities
	and Futures Commission and the Stock Exchange for this
	purpose, subject to and in accordance with all applicable
	laws and the requirements of the Rules Governing the
	Listing of Securities on the Stock Exchange or of any other
	stock exchange as amended from time to time; shall not
	exceed 10% of the aggregate nominal amount of the issued
	share capital of the Company at the date of the passing of
	this resolution; [Authority expires the earlier of the
	conclusion of the next AGM of the Company or the
	expiration of the period within which the next AGM of the
	Company is required by Law to be held]
11	Authorize the Directors of the Company, to allot, issue and		For	0	3098000	0	0
	deal with additional shares in the capital of the Company
	and to make and grant offers, agreements and options
	[including warrants, bonds, debentures, notes and other
	securities which carry rights to subscribe for or are
	convertible into shares of the Company]; to make and grant
	offers, agreements and options [including warrants, bonds,
	debentures, notes and other securities which carry rights to
	subscribe for or are convertible into shares of the Company]
	which would or might require shares to be allotted, during
	and after the relevant period; shall not exceed 20% of the
	aggregate nominal amount of the issued share capital of the
	Company at the date of the passing of this resolution;
	otherwise than pursuant to: a) a rights issue [as specified];
	or b) an issue of shares upon the exercise of subscription
	rights under any option scheme or similar arrangement for
	the time being adopted for the grant or issue to the grantees
	as specified in such scheme or similar arrangement of
	shares or rights to acquire shares of the Company; or c) any
	issue of shares pursuant to the exercise of rights of
	subscription or conversion under the terms of any existing
	warrants, bonds, debentures, notes and other securities of
	the Company which carry rights to subscribe for or are
	convertible into shares of the Company; or d) an issue of
	shares pursuant to any scrip dividend or similar
	arrangement providing for the allotment of shares in lieu of
	the whole or part of the dividend on shares of the Company
	in accordance with the Articles of Association of the
	Company; [Authority expires at the earlier of the conclusion
	of the next AGM of the Company or the expiration of the
	period within which the next AGM of the Company is
	required by Law to be held]
12	Approve, conditional upon the passing of the ordinary		For	0	0	3098000	0
	Resolutions 5 and 6 in the notice convening this meeting, to
	extend the general mandate granted to the Directors of the
	Company to exercise the powers of the Company to allot,
	issue and deal with any additional shares of the Company
	pursuant to ordinary Resolution 6 of the notice convening
	this meeting by the addition thereto of an amount
	representing the aggregate nominal amount of the share
	capital of the Company repurchased by the Company under
	the authority granted pursuant to ordinary Resolution 5 of
	the notice convening this meeting, provided that such
	extended amount shall not exceed 10% of the aggregate
	nominal amount of the issued share capital of the Company
	at the date of the passing of this resolution

GUANGZHOU R&F PROPERTIES COMPANY LTD, GUANGZHOU

Cusip/Sedol:	B19H8Y8			Meeting Type:			Class Meeting

Ticker:	2777 HK			Meeting Date:			30-May-2008

ISIN	CNE100000569			Vote Deadline Date:			21-May-2008

Agenda	701541410	Management		Total Ballot Shares:			2552000

Last Vote Date:	01-May-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action

1	Approve the proposed A Share issue by the holders of H		For	422000	0	0	0
	shares in the H shareholders class meeting held on 18 JUN
	2007 which is effective until 18 JUN 2008 be extended for a
	period of 12 months from the date of passing of this
	resolution

GUANGZHOU R&F PROPERTIES COMPANY LTD, GUANGZHOU

Cusip/Sedol:	B19H8Y8			Meeting Type:			Annual General Meeting

Ticker:	2777 HK			Meeting Date:			30-May-2008

ISIN	CNE100000569			Vote Deadline Date:			21-May-2008

Agenda	701546989	Management		Total Ballot Shares:			2552000

Last Vote Date:	01-May-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action

1	Approve the report of the Board of Directors [the Board] of		For	422000	0	0	0
	the Company for the YE 31 DEC 2007
2	Approve the report of the Supervisory Committee of the		For	422000	0	0	0
	Company for the YE 31 DEC 2007
3	Approve the audited financial statements and the report of		For	422000	0	0	0
	the auditors for the YE 31 DEC 2007
4	Declare a final dividend for the YE 31 DEC 2007 of RMB		For	422000	0	0	0
	0.25 per share
5	Re-appoint PricewaterhouseCoopers as the auditors of the		For	422000	0	0	0
	Company, and authorize the Board to fix the remuneration
		of the auditors
	6	Authorize the Board to decide on matters relating to the		For	422000	0	0	0
		payment of interim dividend for the 6 months ended 30 JUN
		2008
	7	Re-appoint Ms. Li Helen, as the Company's Non-Executive		For	422000	0	0	0
		Director and authorize the Board to fix the remuneration of
		the Director
	8	Re-appoint Mr. Huang Kaiwen, as the Company's		For	422000	0	0	0
		Independent Non-Executive Director and authorize the
		Board to fix the remuneration of the Director
	9	Re-appoint Mr. Dai Feng, as the Company's Independent		For	422000	0	0	0
		Non-Executive Director and authorize the Board to fix the
		remuneration of the Director
	10	Re-appoint Mr. Lai Ming, Joseph, as the Company's		For	422000	0	0	0
		Independent Non-Executive Director and authorize the
		Board to fix the remuneration of the Director
	11	Approve and ratify the land acquisition, according to Clause		For	422000	0	0	0
		3.8(1) Chapter 2 of the rules and regulation of the Board
		meeting of the Company, Tianjin Mei Jiang Wan Site: the
		Company entered into a sale and purchase agreement on
		30 JUN 2007 to acquire a land situated in Hexi District,
		Tianjin; the total site area is approximately 929,380 sq.m.
		and the total GFA of approximately 1,574,700 sq.m. which
		consists of approximately 1,436,400 sq.m. for residential
		areas; the total purchase price amounted to RMB 4.88
		billion
	12	Approve and ratify the land acquisition, according to Clause		For	422000	0	0	0
		3.8(1) Chapter 2 of the rules and regulation of the Board
		meeting of the Company, Foshan Yu He Road Site: the
		Company acquired a plot of land in Foshan through listing
		on 19 SEP 2007, the total site area is 643,000 sq.m with a
		total GFA of approximately 2,167,000 sq.m, consisting of
		approximately 557,000 sq.m and 1,610,000 sq.m residential
		and commercial areas respectively; the total land cost
		amounted to RMB 4.71 billion
	13	Authorize the Board, depending on operation requirements,		For	422000	0	0	0
		to provide guarantee to the Company's subsidiaries, subject
		to the relevant provisions of the Articles of Association of
		the Company and under the following circumstances, up to
		an amount of RMB25 billion in aggregate: Approve the total
		external guarantees [including guarantees to subsidiaries]
		of the Company and its subsidiaries exceed 50% of the
		latest audited net assets value [Authority is given for 1 year
		or at the end of 2008 AGM]
	14	Authorize the Board, depending on operation requirements,		For	422000	0	0	0
		to provide guarantee to the Company's subsidiaries, subject
		to the relevant provisions of the Articles of Association of
		the Company and under the following circumstances, up to
		an amount of RMB25 billion in aggregate: approve the, total
		external guarantees [including guarantees to subsidiaries]
		exceed 30% of the latest audited total assets value
		[Authority is given for 1 year or at the end of 2008 AGM
	15	Authorize the Board, depending on operation requirements,		For	422000	0	0	0
		to provide guarantee to the Company's subsidiaries, subject
		to the relevant provisions of the Articles of Association of
		the Company and under the following circumstances, up to
		an amount of RMB25 billion in aggregate; approve, the
		gearing ratio of the subsidiary for which guarantee is to be
		provided is over 70% [Authority is for 1 year or at the end of
		2008 AGM]
	16	Authorize the Board, depending on operation requirements,		For	422000	0	0	0
		to provide guarantee to the Company's subsidiaries, subject
		to the relevant provisions of the Articles of Association of
		the Company and under the following circumstances, up to
		an amount of RMB 25 billion in aggregate: approve, the
		guarantee to be provided to a subsidiary exceed 10% of the
		Company's latest audited net assets value [Authority is for 1
		year or at the end of 2008 AGM]
	17	Approve the proposed A shares issue by the shareholders		For	422000	0	0	0
		in the extraordinary general meeting held on 18 JUN 2007
		which is effective until 18 JUN 2008 be extended for one
		year from date of passing of this special resolution
	18	Authorize the Board to issue, allot and deal in additional		For	0	422000	0	0
		shares in the capital of the Company, whether Domestic
		Shares or H Shares, and to enter into offers and
		agreements or to grant options in respect thereof, subject to
		the following conditions: (a) such mandate shall not extend
		beyond the Relevant Period save that the Board may during
		the Relevant Period enter into offers and agreements or to
		grant options which may require the exercise of such
		powers after the end of the Relevant Period; (b) the
		aggregate nominal amount of shares, whether Domestic
		Shares or H Shares, issued, allotted and dealt with by the
		Board pursuant to such mandate shall not exceed (i) 20% of
		the aggregate nominal amount of Domestic Shares in issue
		and (ii) 20% of the aggregate nominal amount of H Shares
		in issue; in each case at the date of this resolution; and (c)
		the Board shall only exercise its power under such mandate
		in accordance with the Company Law of the People's
		Republic of China [PRC] and the Rules Governing the
		Listing of Securities on The Stock Exchange of Hong Kong
		Limited [the Stock Exchange] as amended from time to time
		[the Listing Rules] and only if all necessary approvals from
		the China Securities Regulatory Commission and or other
		relevant PRC authorities are obtained; Authorize the Board
		to: (a) approve, execute and do or procure to be executed
		and done, all such documents, deeds and things as it may
		consider necessary in connection with the issue of new
		shares, including without limitation, the class and number of
		shares to be issued, the issue price, the period of issue and
		the number of new shares to be issued to existing
		shareholders, if any; (b) to determine the use of proceeds
		and to make all necessary filings and registrations with the
		relevant PRC, Hong Kong and other authorities; and (c) to
		increase the registered capital of the Company in
		accordance with the actual increase of capital by issuing
		shares pursuant to sub-paragraph (1) of this resolution, to
		register the increase of the registered capital of the
		Company with the relevant authorities in the PRC and to
		make such amendments to the Articles of Association of the
		Company [the Articles of Association] as the Board thinks fit
		so as to reflect the increase in the registered capital of the
		Company; Authority expires the earlier of the conclusion of
		the AGM of the Company or the expiration of the 12-month
		period after the passing of this resolution or the date on
		which the authority set out in this resolution is revoked or
		varied by a special resolution of the shareholders of the
		Company passed at a general meeting

HSBC HOLDINGS PLC, LONDON

Cusip/Sedol:		6158163			Meeting Type:			Annual General Meeting

Ticker:		5 HK			Meeting Date:			30-May-2008

ISIN		GB0005405286			Vote Deadline Date:			21-May-2008

Agenda		701520454	Management		Total Ballot Shares:			554700

Last Vote Date:		01-May-2008

	Item	Proposal		Recommendation	For	Against	Abstain	Take No Action

	1	Receive the annual accounts and reports of the Directors		For	86000	0	0	0
		and of the Auditors for the 2007
	2	Approve the Directors' remuneration report for 2007		For	86000	0	0	0
	3	Re-elect Mr. S .A. Catz as a Director		For	86000	0	0	0
	4	Re-elect Mr. V. H. C. Cheng as a Director		For	86000	0	0	0
	5	Re-elect Mr. J. D. Coombe as a Director		For	86000	0	0	0
	6	Re-elect Mr. J. L .Duran as a Director		For	86000	0	0	0
	7	Re-elect Mr. D. J. Flint as a Director		For	86000	0	0	0
	8	Re-elect Mr. A. A. Flockhart as a Director		For	86000	0	0	0
	9	Re-elect Mr. W. K .L .Fung as a Director		For	86000	0	0	0
	10	Re-elect Mr. S. T. Gulliver as a Director		For	86000	0	0	0
	11	Re-elect Mr. J .W .J. Hughes-Hallett as a Director		For	86000	0	0	0
	12	Re-elect Mr. W. S. H. Laidlaw as a Director		For	86000	0	0	0
	13	Re-elect Mr. N. R. N. Murthy as a Director		For	86000	0	0	0
	14	Re-elect Mr. S. W. Newton as a Director		For	86000	0	0	0
	15	Re-appoint KPMG Audit Plc as the Auditor at remuneration		For	86000	0	0	0
		to be determined by the Group Audit Committee
	16	Authorize the Directors to allot shares		For	86000	0	0	0
	17	Approve to disapply the pre-emption rights		For	86000	0	0	0
	18	Authorize the Company to purchase its own ordinary shares		For	86000	0	0	0
	19	Approve to alter the Article of Association		For	86000	0	0	0
	20	Approve to alter the Article of Association with effect from		For	86000	0	0	0
		01 OCT 2008
	21	Amend the rules for the HSBC Share Plan		For	86000	0	0	0

HON HAI PRECISION IND LTD

Cusip/Sedol:		6438564			Meeting Type:			Annual General Meeting

Ticker:		2317 TT			Meeting Date:			02-Jun-2008

ISIN		TW0002317005			Vote Deadline Date:			27-May-2008

Agenda		701554671	Management		Total Ballot Shares:			176938

Last Vote Date:		01-May-2008

	Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
	1	PLEASE NOTE THAT THIS IS AN AMENDMENT TO		None		Non Voting
		MEETING ID 451047 DUE TO RECEIPT OF ADDITIONAL
		RESOLUTIONS. ALL VOTES RECEIVED ON THE
		PREVIOUS MEETING WILL BE DISREGARDED AND
		YOU WILL NEED TO REINSTRUCT ON THIS MEETING
		NOTICE. THANK YOU.
	2	The 2007 business operations		None		Non Voting
	3	The 2007 audited reports		None		Non Voting
	4	The status of joint-venture in People's Republic of China		None		Non Voting
	5	The establishment for the rules of the Board Meeting		None		Non Voting
	6	Other presentations		None		Non Voting
	7	Approve the 2007 financial statements		For	176938	0	0	0
	8	Approve the 2007 profit distribution		For	176938	0	0	0
	9	Approve to issue new shares from retained earnings		For	176938	0	0	0
	10	Approve the proposal of capital injection to issue global		For	176938	0	0	0
		depositary receipt
	11	Approve to revise the Articles of Incorporation		For	176938	0	0	0
	12	Approve to revise the procedures of asset acquisition or		For	176938	0	0	0
		disposal
	13	Other issues and extraordinary motions		Abstain	176938	0	0	0

CHINA SHIPPING DEVELOPMENT CO LTD

Cusip/Sedol:		6782045			Meeting Type:			Annual General Meeting

Ticker:		1138 HK			Meeting Date:			06-Jun-2008

ISIN		CNE1000002S8			Vote Deadline Date:			28-May-2008

Agenda		701551815	Management		Total Ballot Shares:			4516000

Last Vote Date:		01-May-2008

	Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
	1	Approve the 2007 report of the Board of Directors of the		For	468000	0	0	0
		Company
	2	Approve the 2007 report of the Supervisory Committee of		For	468000	0	0	0
		the Company
	3	Approve the audited financial statements of the Company		For	468000	0	0	0
		prepared by its International Auditors and Domestic
		Auditors respectively for the YE 31 DEC 2007
	4	Approve the 2007 dividend distribution plan of the Company		For	468000	0	0	0
	5	Approve the remuneration for the Directors, Supervisors		For	468000	0	0	0
		and Senior Management of the Company for the 2008
	6	Re-appoint Vocation International Certified Public		For	468000	0	0	0
		Accountant Company Limited and UHY Vocation [H.K]
		C.P.A Limited as the Domestic and International Auditors of
		the Company for the year 2008, respectively, and authorize
		the Board of Directors of the Company to determine their
		remuneration

JIANGXI COPPER CO LTD

Cusip/Sedol:		6000305			Meeting Type:			Annual General Meeting

Ticker:		358 HK			Meeting Date:			06-Jun-2008

ISIN		CNE1000003K3			Vote Deadline Date:			28-May-2008

Agenda		701551827	Management		Total Ballot Shares:			2832000

Last Vote Date:		01-May-2008

	Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
	1	Approve the report of the Board of Directors of the		For	562000	0	0	0
		Company for the year 2007
	2	Approve the report of the Supervisory Committee of the		For	562000	0	0	0
		Company for the year 2007
	3	Approve the audited financial statements and the Auditors'		For	562000	0	0	0
		report of the Company for the year 2007
	4	Approve the distribution of profit of the Company for the		For	562000	0	0	0
		year 2007
	5	Approve the resignation of Mr. Kang Yi as a Independent		For	562000	0	0	0
		Non-Executive Director of the Company and authorize any
		one executive Director to sign all documents, agreements
		and to do all such acts and things to give effect to such
		matters
	6	Appoint the Mr. Wu Jianchang as a Independent Non-		For	562000	0	0	0
		Executive Director of the Company to hold office until the
		AGM Of the Company for the YE 31 DEC 2008 and
		authorize any 1 Executive Director of the Company to enter
		in to service on behalf of the Company with Mr. Wu
		Jianchang on and subject to such terms and conditions as
		the Board of Directors of the Company shall think fit and to
		do such acts and things to give effect to such matters
	7	Approve the resignation of Mr. Wang Maoxian as a		For	562000	0	0	0
		Supervisor representing the shareholders of the Company
		and authorize any 1 Executive Director of the Company to
		sign all documents, agreements and to do all such acts and
		things to give effect to such matters
	8	Appoint Mr. Wu Jimeng as a Supervisor representing the		For	562000	0	0	0
		shareholders of the Company to hold office until the date of
		the AGM Of the Company for the YE 31 DEC 2008 and
		authorize any 1 Executive Director of the Company to enter
		in to service on behalf of the Company with Mr. Wu Jimeng
		on and subject to such terms and conditions as the Board of
		Directors of the Company shall think fit and to do such acts
		and things to give effect to such matters
	9	Appoint the Mr. Liu Qianming as a Supervisor of the		For	562000	0	0	0
		Company to hold office until the AGM Of the Company for
		the YE 31 DEC 2008 and authorize any 1 Executive
		Director of the Company to enter in to service contract on
		behalf of the Company with Mr. Liu Qianming on and
		subject to such terms and conditions as the Board of
		Directors of the Company shall think fit and to do such acts
		and things to give effect to such matters
	10	Appoint Ernst & Young Hua Ming and Ernst & Young as the		For	562000	0	0	0
		Company's Domestic Auditors and International Auditors for
		the year 2008 and authorize the Board of Directors of the
		Company to determine their remunerations and any one
		Executive Director of the Company to enter into the service
		agreement and any other related document with Ernst &
		Young Hua Ming and Ernst & Young
	11	Authorize the Board of Directors of the Company, subject to		For	0	562000	0	0
		the limitations imposed by this resolution and in accordance
		with the Rules Governing the Listing of Securities on The
		Stock Exchange of Hong Kong Limited [the Listing Rules],
		the Company Law of the People's Republic of China [the
		Company Law], and other applicable rules and regulations
		of the People's Republic of China [the PRC] [in each case
		as amended from time to time], to allot and issue new
		overseas foreign listed shares of the Company [H Shares]
		on such terms and conditions as the Board of Directors may
		determine and that, in the exercise of their power to allot
		and issue shares, the authority of the Board of Directors
		shall include [without limitation]: i) the determination of the
		number of the H Shares to be issued; ii) the determination
		of the issue price of the new H Shares; iii) the determination
		of the opening and closing dates of the issue of new H
		Shares; iv) the determination of the number of new H
		Shares [if any] to be issued to the existing shareholders; v)
		the making or granting offers, agreements and options
		which might require the exercise of such powers; upon the
		exercise of the powers pursuant to this resolution, during
		and after the relevant period, the aggregate nominal amount
		of the H Shares to be allotted or conditionally or
		unconditionally agreed to be allotted and issued [whether
		pursuant to the exercise of options or otherwise] by the
		Board of Directors pursuant to the authority granted under
		this resolution [excluding any shares which may be allotted
		and issued upon the conversion of the capital reserve fund
		into capital in accordance with the Company Law or the
		Articles of Association of the Company] shall not exceed
		20% of the aggregate nominal amount of the H Shares in
		issue as at the date of passing of this resolution; the Board
		of Directors of the Company in exercising the mandate
		granted under this resolution shall i) comply with the
		Company Law, other applicable laws and regulations of the
		PRC, the Listing Rules and the rules of the stock exchanges
		and regulation authority of the relevant places where the
		shares of the Company are listed [in each case, as
		amended from time to time] and ii) be subject to the
		approval of the China Securities Regulatory Commission
		and relevant authorities of the PRC; [Authority expires the
		earlier of the conclusion of the next AGM of the Company or
		12 months from the date of passing of the resolution]; and
		the Board of Directors shall, subject to the relevant
		approvals being obtained from the relevant authorities and
		to the compliance with the Company Law and other
		applicable laws and regulations of the PRC, increase the
		Company's registered share capital corresponding to the
		relevant number of shares allotted and issued upon the
		exercise of the mandate given pursuant to this resolution;
		authorize the Board, subject to the Listing Committee of The
		Stock Exchange of Hong Kong Limited granting listing of,
		and permission to deal in, the H shares of the Company's
		share capital proposed to be issued by the Company and to
		the approval of the China Securities Regulatory
		Commission for the issue of shares being granted, to
		amend, as it may deem appropriate and necessary, the
		Articles of Association of the Company to reflect the change
		in the share capital structure of the Company in the event of
		an exercise of the authority granted under this resolution to
		allot and issue new H Shares; authorize any 2 Directors to
		sign the necessary documents, complete the necessary
		procedures and take other necessary steps to complete the
		allotment and issue and listing of the new H Shares

ANGANG STEEL COMPANY LTD

Cusip/Sedol:		6015644			Meeting Type:			Annual General Meeting

Ticker:		347 HK			Meeting Date:			12-Jun-2008

ISIN		CNE1000001V4			Vote Deadline Date:			03-Jun-2008

Agenda		701560460	Management		Total Ballot Shares:			4315801

Last Vote Date:	14-May-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Approve the report of the Board of Directors of the		For	554000	0	0	0
	Company for the year 2007
2	Approve the report of the Supervisory Committee of the		For	554000	0	0	0
	Company for the year 2007
3	Approve the audited financial statements of the Company		For	554000	0	0	0
	for the YE 31 DEC 2007
4	Approve the proposed distribution of the profits of the		For	554000	0	0	0
	Company for the year 2007
5	Approve the proposed remuneration of the Directors and		For	554000	0	0	0
	the Senior Management of the Company for the year 2007
6	Approve the proposed remuneration of the Supervisors of		For	554000	0	0	0
	the Company for the year 2007
7	Approve the appointment of each of Zhong Rui Yue Hua		For	554000	0	0	0
	Certified Public Accountants and the Domestic and
	International Auditor of the Company respectively for the
	year and authorize the Board of Directors of the Company
	to determine their remunerations

PT BUMI RESOURCES TBK

Cusip/Sedol:	6043485			Meeting Type:			MIX

Ticker:	BUMI IJ			Meeting Date:			12-Jun-2008

ISIN	ID1000068703			Vote Deadline Date:			04-Jun-2008

Agenda	701579382	Management		Total Ballot Shares:			3431000

Last Vote Date:	09-Jun-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action

1	Approve the Company's performance report 2007		For	2645000	0	0	0
2	Ratify the financial statement 2007		For	2645000	0	0	0
3	Approve the Profit allocation		For	2645000	0	0	0
4	Appoint the Public Accountant for financial report 2008		For	2645000	0	0	0
5	Approve the bonus and remuneration to the Board of		For	2645000	0	0	0
	Director and Commissioner
6	Approve to change the Articles of Association to comply		For	2645000	0	0	0
	with the UU No. 40 th 2007
7	Grant authority to buy back Company's share		For	2645000	0	0	0
8	PLEASE NOTE THAT THIS IS A REVISION DUE TO		None		Non Voting
	CHANGE IN NUMBERING AND TEXT OF RESOLUTIONS.
	IF YOU HAVE ALREADY SENT IN YOUR VOTES,
	PLEASE DO NOT RETURN THIS PROXY FORM UNLESS
	YOU DECIDE TO AMEND YOUR ORIGINAL
	INSTRUCTIONS. THANK YOU.

CORETRONIC CORPORATION

Cusip/Sedol:	6141806			Meeting Type:			Annual General Meeting

Ticker:	5371 TT			Meeting Date:			13-Jun-2008

ISIN	TW0005371009			Vote Deadline Date:			09-Jun-2008

Agenda	701603347	Management		Total Ballot Shares:			894723

Last Vote Date:	30-May-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action

1	PLEASE NOTE THAT THIS IS AN AMENDMENT TO		None		Non Voting
	MEETING ID 480927 DUE TO CHANGE IN VOTING
	STATUS OF A RESOLUTION. ALL VOTES RECEIVED ON
	THE PREVIOUS MEETING WILL BE DISREGARDED AND
	YOU WILL NEED TO REINSTRUCT ON THIS MEETING
	NOTICE. THANK YOU
2	The 2007 business operations report		None		Non Voting
3	The 2007 audited reports		None		Non Voting
4	The status of capitalization injection through issuance of		None		Non Voting
	new common shares or issuance of Global Depository
	Receipts
5	The status of buy back of treasury stock and conditions of		None		Non Voting
	tranferring to employees
6	The revision of the rules for proceedings of the Board		None		Non Voting
	meetings
7	Approve 2007 business reports and financial statements		For	894723	0	0	0
8	Approve the profit distribution: proposed cash dividend:		For	894723	0	0	0
	TWD 3 per share
9	Amend the Memorandum and Articles of Association		For	894723	0	0	0
10	Approve the capitalization through issuance of new shares		For	894723	0	0	0
	for 2007 dividend and employee profit sharing; proposed
	stock divided: 20 for 1,000 shares held
11	Approve the capital injection by issuing new shares or		For	894723	0	0	0
	Global Depository Receipts
12	Approve to establish a new Company [unlisted]		For	894723	0	0	0
13	Approve to revise the procedure of asset acquisition or		For	894723	0	0	0
	disposing
14	Approve the revision of procedure of monetary loans,		For	894723	0	0	0
	endorsement and guarantee
15	Approve to release the Directors elected from non		For	894723	0	0	0
	competition restrictions
16	Other issues and extraordinary motions		Abstain	0	0	894723	0

NOVATEK MICROELECTRONICS CORP

Cusip/Sedol:	6346333			Meeting Type:			Annual General Meeting

Ticker:	3034 TT			Meeting Date:			13-Jun-2008

ISIN	TW0003034005			Vote Deadline Date:			02-Jun-2008

Agenda	701494685	Management		Total Ballot Shares:			491956

Last Vote Date:	26-Mar-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Receive 2007 business reports		None		Non Voting
2	Receive the 2007 audited reports reviewed by the		None		Non Voting
	Supervisors
3	Receive the report of the rules of the Board meeting		None		Non Voting
4	Ratify the 2007 business and financial reports		For	297477	0	0	0
5	Ratify the 2007 earnings distribution		For	297477	0	0	0
6	Ratify the issucance of new shares from earnings and		For	297477	0	0	0
	employee's bonus
7	Other issues and extraordinary motions		Abstain	0	0	297477	0

SHIN ZU SHING CO LTD

Cusip/Sedol:	B02GHN7			Meeting Type:			Annual General Meeting

Ticker:	3376 TT			Meeting Date:			13-Jun-2008

ISIN	TW0003376000			Vote Deadline Date:			02-Jun-2008

Agenda	701505414	Management		Total Ballot Shares:			221250

Last Vote Date:	12-May-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	To report the 2007 business reports		None		Non Voting
2	To report the 2007 audited reports reviewed by Supervisors		None		Non Voting
3	To report the status of 2007 acquisition or disposal of asset		None		Non Voting
4	To report the status of 2007 endorsements and guarantees		None		Non Voting
5	To report the status of 2007 investment in Mainland china		None		Non Voting
6	To report the execution status of 2005 and 2006 capital		None		Non Voting
	injection plan
7	To report the revision of the rules of Board meeting		None		Non Voting
8	Ratify 2007 business and financial reports		For	221250	0	0	0
9	Ratify 2007 earnings distribution proposal, [proposed cash		For	221250	0	0	0
	dividend: TWD 4.5/shares]
10	Approve to revise the Articles oF Incorporation		For	221250	0	0	0
11	Approve to raise capital by issuing the new shares from		For	221250	0	0	0
	earnings and employee's bonus [proposed stock dividend:
	100 shares/1000 shares]
12	Approve to revise the rules of election for the Directors and		For	221250	0	0	0
	Supervisors
13	Approve to revise the rules of Shareholders' meeting		For	221250	0	0	0
14	Other issues and extraordinary motions		Abstain	221250	0	0	0

CHINA STEEL CORP

Cusip/Sedol:	6190950			Meeting Type:			Annual General Meeting

Ticker:	2002 TT			Meeting Date:			19-Jun-2008

ISIN	TW0002002003			Vote Deadline Date:			13-Jun-2008

Agenda	701605606	Management		Total Ballot Shares:			1376854

Last Vote Date:	30-May-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT THIS IS AN AMENDMENT TO		None		Non Voting
	MEETING ID 481264 DUE TO ADDITION OF
	RESOLUTION. ALL VOTES RECEIVED ON THE
	PREVIOUS MEETING WILL BE DISREGARDED AND
	YOU WILL NEED TO REINSTRUCT ON THIS MEETING
	NOTICE. THANK YOU.
2	Report on the operations of 2007		None		Non Voting
3	Report on Supervisors review of the finalized financial		None		Non Voting
	statements of 2007
4	Report on the revision of Rules Governing the conduct of		None		Non Voting
	the Board of Directors
5	Approve the 2007 business report and financial statements		For	857607	0	0	0
6	Approve the distribution of 2007 profits [Cash dividend TWD		For	857607	0	0	0
	3.5 per share, Stock dividend 30 shares per 1,000 shares
	from retain earnings subject to 20% withholding Tax]
7	Approve the capitalization of 2007 dividends sharing		For	857607	0	0	0
8	Amend the Articles of Incorporation		For	857607	0	0	0
9	Approve the exchange of shares of China Steel Corporation		For	857607	0	0	0
	and Dragon Steel Corporation
10	Approve to issue new shares for exchanging shares of		For	857607	0	0	0
	Dragon Steel Corporation
11	Approve the amendments to Rules Governing the conduct		For	857607	0	0	0
	of the shareholders meeting
12	Approve the amendments to the procedures for acquisition		For	857607	0	0	0
	or disposal of assets
13	Approve the removal of the prohibition against the holdings		For	857607	0	0	0
	of the same or similar positions in Chung hung Steel
	Corporation and etc; for Chairman of Board of Directors Mr.
	Wen-Yuan Lin
14	Extemporary motions		None		Non Voting

PT TELEKOMUNIKASI INDONESIA (PERSERO) TBK

Cusip/Sedol:	B02ZK79			Meeting Type:			Annual General Meeting

Ticker:	TLKM IJ			Meeting Date:			20-Jun-2008

ISIN	ID1000099104			Vote Deadline Date:			12-Jun-2008

Agenda	701616522	Management		Total Ballot Shares:			1939500

Last Vote Date:	09-Jun-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action

1	Approve the Company's annual report for the FY 2007		For	1286000	0	0	0
2	Ratify the Company's audit report partnership and		For	1286000	0	0	0
	Community Development Program [program Kemitraan Dan
	Bina Lingkungan] audit report for the FYE 2007 and
	acquitital and grant discharge to the Members of the Board
	of Directors and Board of Commissioners
3	Approve the appropriation of the Company's net income for		For	1286000	0	0	0
	the FY 2007
4	Approve to dtermine the remuneration Ammiunt for the		For	1286000	0	0	0
	Members of the Directors and Board of Commissioners
5	Appoint the Independent Auditor to audit the Company's		For	1286000	0	0	0
	audit report for the FY 2008, including audit of internal
	control over financial reporting and appointment of an
	Independent Auditor to audit the audit report of the
	partnership and Community Development Program for the
	FY 2008
6	Amend the Company's Articles of Association		For	1286000	0	0	0
7	Approve the shares buyback III program		For	1286000	0	0	0

WISTRON CORP

Cusip/Sedol:		6672481			Meeting Type:			Annual General Meeting

Ticker:		3231 TT			Meeting Date:			25-Jun-2008

ISIN		TW0003231007			Vote Deadline Date:			19-Jun-2008

Agenda		701594574	Management		Total Ballot Shares:			657172

Last Vote Date:		30-May-2008

	Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
	1	Business Report of Year 2007.		None		Non Voting
	2	Supervisor's Audit Report.		None		Non Voting
	3	The Report regarding revision of Rules and Procedures of		None		Non Voting
		Board of Directors Meeting.
	4	Ratification of business report and financial statements for		For	657172	0	0	0
		Year 2007.
	5	Allocation of earnings for Year 2007.		For	657172	0	0	0
	6	Approval of capital increase of retained earnings.		For	657172	0	0	0
	7	Discussion of the amendment of Articles of Incorporation.		For	657172	0	0	0
	8	Approval of the amendment of "Procedures of Assets		For	657172	0	0	0
		Acquisition and Disposal".
	9	Authorization granted to the Board of Directors to issue		For	657172	0	0	0
		common shares through private placement.
	10	Authorization granted to the Board of Directors to offer		For	657172	0	0	0
		newly issued common shares in the form of GDR.
	11	Approval and discussion of the tax benefits proposal for		For	657172	0	0	0
		capital increase of retained earnings and issuance of
		ordinary shares in Year 2005.
	12	To elect William Lu (Hung-I Lu) (ID 20828393) as Director.		For	657172	0	0	0
	13	To elect Philip Peng (Chin-Bing Peng) (ID 70751314) as		For	657172	0	0	0
		Supervisor.
	14	Discussion for releasing the non-compete restriction on the		For	657172	0	0	0
		elected directors either as an individual or as a legal
		representative of entities.
	15	Extraordinary motions		Abstain	0	0	657172	0
	16	Adjournment		None		Non Voting

YANZHOU COAL MNG CO LTD

Cusip/Sedol:		6109893			Meeting Type:			Annual General Meeting

Ticker:		1171 HK			Meeting Date:			27-Jun-2008

ISIN		CNE1000004Q8			Vote Deadline Date:			19-Jun-2008

Agenda		701579077	Management		Total Ballot Shares:			7736000

Last Vote Date:		30-May-2008

	Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
	1	Approve the working report of the Board of Directors of the		For	762800	0	0	0
		Company [the Board] for the YE 31 DEC 2007
	2	Approve the working report of the Supervisory Committee of		For	762800	0	0	0
		the Company for the YE 31 DEC 2007
	3	Approve the audited financial statements of the Company		For	762800	0	0	0
		as at and for the YE 31 DEC 2007
	4	Approve the profit distribution plan [the cash dividend		For	762800	0	0	0
		distribution plans] of the Company for the YE 31 DEC 2007
		and authorize the Board to distribute such dividend to
		shareholders of the Company
	5	Re-appoint Mr. Wang Xin as a Non-Worker Representative		For	762800	0	0	0
		Executive Director of the 4th session of the Board for a term
		of 3 years, which will become effective upon the conclusion
		of the AGM
	6	Re-appoint Mr. Geng Jiahuai as a Non-Worker		For	762800	0	0	0
		Representative Executive Director of the 4th session of the
		Board for a term of 3 years, which will become effective
		upon the conclusion of the AGM
	7	Re-appoint Mr. Yang Deyu as a Non-Worker		For	762800	0	0	0
		Representative Executive Director of the 4th session of the
		Board for a term of 3 years, which will become effective
		upon the conclusion of the AGM
	8	Re-appoint Mr. Shi Xuerang as a Non-Worker		For	762800	0	0	0
		Representative Executive Director of the 4th session of the
		Board for a term of 3 years, which will become effective
		upon the conclusion of the AGM
	9	Re-appoint Mr. Chen Changchun as a Non-Worker		For	762800	0	0	0
		Representative Executive Director of the 4th session of the
		Board for a term of 3 years, which will become effective
		upon the conclusion of the AGM
	10	Re-appoint Mr. Wu Yuxiang as a Non-Worker		For	762800	0	0	0
		Representative Executive Director of the 4th session of the
		Board for a term of 3 years, which will become effective
		upon the conclusion of the AGM
	11	Re-appoint Mr. Wang Xinkun as a Non-Worker		For	762800	0	0	0
		Representative Executive Director of the 4th session of the
		Board for a term of 3 years, which will become effective
		upon the conclusion of the AGM
	12	Re-appoint Mr. Zhang Baocai as a Non-Worker		For	762800	0	0	0
		Representative Executive Director of the 4th session of the
		Board for a term of 3 years, which will become effective
		upon the conclusion of the AGM
	13	Re-appoint Mr. Pu Hongjiu as a Independent Non-Executive		For	762800	0	0	0
		Director of the 4th session of the Board for a term of 3
		years, which will become effective upon the conclusion of
		the AGM
	14	Appoint Mr. Zhai Xigui as a Independent Non-Executive		For	762800	0	0	0
		Director of the 4th session of the Board for a term of 3
		years, which will become effective upon the conclusion of
		the AGM
	15	Appoint Mr. Li Weian as a Independent Non-Executive		For	762800	0	0	0
		Director of the 4th session of the Board for a term of 3
		years, which will become effective upon the conclusion of
		the AGM
	16	Re-appoint Mr. Wang Junyan as a Independent Non-		For	762800	0	0	0
		Executive Director of the 4th session of the Board for a term
		of 3 years, which will become effective upon the conclusion
		of the AGM
	17	Re-appoint Mr. Song Guo as a Non-worker Representative		For	762800	0	0	0
		Supervisors of the 4th session of the Supervisory
		Committee, which will become effective upon conclusion of
		the AGM
	18	Re-appoint Mr. Zhou Shoucheng as a Non-Worker		For	762800	0	0	0
		Representative Supervisors of the 4th session of the
		Supervisory Committee, which will become effective upon
		conclusion of the AGM
	19	Appoint Mr. Zhang Shengdong as a Non-Worker		For	762800	0	0	0
		Representative Supervisors of the 4th session of the
		Supervisory Committee, which will become effective upon
		conclusion of the AGM
	20	Appoint Ms. Zhen Ailan as a Non-Worker Representative		For	762800	0	0	0
		Supervisors of the 4th session of the Supervisory
		Committee, which will become effective upon conclusion of
		the AGM
	21	Approve to determine the remuneration of the Directors and		For	762800	0	0	0
		the Supervisors of the Company for the YE 31 DEC 2008
	22	Approve the Purchase of Liability Insurance for the		For	762800	0	0	0
		Directors, Supervisors and Senior Officers
	23	Approve the appointments of Grant Thornton and Shine		For	762800	0	0	0
		Wing Certified Public Accountants Limited as the
		Company's international and PRC Auditors for the year
		2008, respectively, and an aggregate annual remuneration
		of RMB 6.96 million for the annual auditing and internal
		control evaluation auditing services, and authorize the
		Board to fix and pay their other service fees
	24	Approve, the unconditional general mandate granted to the		For	0	762800	0	0
		Board to issue, allot and deal with additional H Shares in
		the share capital of the Company and to make or grant
		offers, agreements and options in respect thereof, subject to
		the following terms during or after the end of the relevant
		period shall not exceed 20 % of the number of H Shares in
		issue as at the date of the this resolution; and the Board will
		only exercise its power under such mandate in accordance
		with the Company Law of the PRC and the Rules Governing
		the Listing of Securities on The Stock Exchange of Hong
		Kong Limited [as amended from time to time] and only if all
		necessary approvals from the China Securities Regulatory
		Commission and/or other relevant PRC government
		authorities are obtained; [Authority expires the earlier at the
		conclusion of the next AGM of the Company or the
		expiration of a 12-month period]; and contingent on the
		directors and authorize the Board to approve, execute and
		do or procure to be executed and done, all such documents,
		deeds and things as it may consider relevant in connection
		with the issue of such new shares including, but not limited
		to, determining the time and place of issue, making all
		necessary applications to the relevant authorities and
		entering into an underwriting agreement [or any other
		agreement], to determine the use of proceeds and to make
		all necessary filings and registrations with the relevant PRC,
		Hong Kong and other authorities, and to make such
		amendments to the Articles of Association as it thinks fit so
		as to reflect the increase in registered capital of the
		Company and to reflect the new share capital structure of
		the Company under the intended allotment and issue of the
		shares of the Company pursuant to this resolution
	25	Authorize the Board to repurchase the issued H Shares of		For	762800	0	0	0
		the Company on the Hong Kong Stock Exchange, subject to
		and in accordance with all applicable laws, rules and
		regulations and/or requirements of the governmental or
		regulatory body of securities in the PRC, the Hong Kong
		Stock Exchange or of any other governmental or regulatory
		body and the aggregate nominal value of H Shares of the
		Company authorized to be repurchased subject to the
		approval in this resolution during the relevant period shall
		not exceed 10% of the aggregate nominal value of the
		issued H Shares of the Company as at the date of the
		passing of this resolution; the passing of a special resolution
		with the same terms as the resolution set out in this
		resolution [except for this sub-paragraph at the AGM of the
		Company to be held on 27 JUN 2008 and the passing of a
		special resolution with the same terms as the resolution set
		out in this resolution [except for this sub-paragraph at a
		class meeting for the holders of H Shares and at a class
		meeting of the holders of Domestic Shares to be convened
		for such purpose; and the relevant PRC regulatory
		authorities as may be required by laws, rules and
		regulations of the PRC being obtained by the Company if
		appropriate; and the Company not being required by any of
		its creditors to repay or to provide guarantee in respect of
		any amount due to any of them [or if the Company is so
		required by any of its creditors, the Company having, in its
		absolute discretion, repaid or provided guarantee in respect
		of such amount] pursuant to the notification procedure as
		specified in Article 30 of the Articles of Association of the
		Company subject to the approval of all relevant PRC
		regulatory authorities for the repurchase of such H Shares
		being granted, to: amend the Articles of Association of the
		Company as it thinks fit so as to reduce the registered share
		capital of the Company and to reflect the new capital
		structure of the Company upon the repurchase of H Shares
		of the Company as contemplated in this resolution; and file
		the amended Articles of Association of the Company with
		the relevant governmental authorities of the PRC and
		Conditional upon: the special resolutions relating to the
		general mandate for the issue of additional H Shares; the
		special resolution for the grant of a general mandate to
		repurchase shares at the AGM and; the special resolutions
		as specified in the class meeting for the holders of H Shares
		and class meeting for the holders of Domestic
		Shareholders, respectively, being passed, the aggregate
		nominal amount of the H Shares of the Company which will
		be repurchased by the Company subject to the authority of
		the Directors granted under the special resolutions pursuant
		to the AGM and the class meetings shall be added to the
		aggregate nominal amount of share capital that may be
		allotted or agreed conditionally or unconditionally to be
		allotted by the Directors of the Company pursuant to S.11
		[Authority expires the earlier at the conclusion of the next
		AGM of the Company or the expiration of a 12-month
		period]

Vote Summary Report (Long)

July 1, 2007 - June 30, 2008

Sorted by Meeting Date.
In All Markets, for all statuses, for Guinness Atkinson Asia Pacific Div Fund.

Csr Ltd.		Cusip/Sedol	6238645	Ticker	CSR AU
Meeting Date	7/5/2007			Shares	144,000	Shares Voted	144,000
Meeting Type	AGM

Ballot Issues		Proponent	Mgmt	Vote
			Rec	Cast
1	Accept Financial Statements and Statutory Reports for the Year Ended March 31, 2007	Mgmt	For	For
2	Approve Remuneration Report for the Year Ended March 31, 2007	Mgmt	For	For
3a	Elect Ian Blackburne as Director	Mgmt	For	For
3b	Elect Jerry Maycock as Director	Mgmt	For	For
3c	Elect Ray Horsburgh as Director	Mgmt	For	For

	Fund Name		Shares Available		Shares Voted
	03513 Guinness Atkinson Asia Pacific Div Fund		144,000		144,000
	Total:		144,000		144,000

The New Zealand Refining Company Limited		Cusip/Sedol	6634522	Ticker	NZR NZ
Meeting Date	7/5/2007			Shares	79,000	Shares Voted	79,000
Meeting Type	EGM

Ballot Issues		Proponent	Mgmt	Vote
			Rec	Cast
1	Adopt New Constitution	Mgmt	For	For

	Fund Name		Shares Available		Shares Voted
	03513 Guinness Atkinson Asia Pacific Div Fund		79,000		79,000
	Total:		79,000		79,000

Singapore Telecommunications Ltd.		Cusip/Sedol	B02PY22	Ticker	ST SP
Meeting Date	7/27/2007			Shares	309,000	Shares Voted	309,000
Meeting Type	AGM

Ballot Issues		Proponent	Mgmt	Vote
			Rec	Cast
1	Adopt Financial Statements and Directors' and Auditors' Reports	Mgmt	For	For
2	Declare Final Dividend of SGD 0.065 Per Share and Special Dividend of SGD 0.095 Per Share	Mgmt	For	For
3	Reelect Heng Swee Keat as Director	Mgmt	For	For
4	Reelect Simon Israel as Director	Mgmt	For	For
5	Reelect John Powell Morschel as Director	Mgmt	For	For
6	Reelect Deepak S Parekh as Director	Mgmt	For	For
7	Reelect Chua Sock Koong as Director	Mgmt	For	For
8	Reelect Kaikhushru Shiavax Nargolwala as Director	Mgmt	For	For
9	Approve Directors' Fees of SGD 1.7 Million for the Year Ended March 31, 2007 (2006: SGD 1.5 Million)	Mgmt	For	For
10	Approve Directors' Fees of SGD 2.3 Million for the Year Ending March 31, 2008	Mgmt	For	For
11	Reappoint Auditors and Authorize Board to Fix Their Remuneration	Mgmt	For	For
12	Approve Issuance of Shares without Preemptive Rights	Mgmt	For	For
13	Approve Issuance of Shares and Grant of Options Pursuant to the Singapore Telecom Share Option Scheme	Mgmt	For	For
14	Approve Grant of Awards Pursuant to the SingTel Performance Share Plan	Mgmt	For	For

	Fund Name		Shares Available		Shares Voted
	03513 Guinness Atkinson Asia Pacific Div Fund		309,000		309,000
	Total:		309,000		309,000

Singapore Telecommunications Ltd.		Cusip/Sedol	B02PY22	Ticker	ST SP
Meeting Date	7/27/2007			Shares	309,000	Shares Voted	309,000
Meeting Type	EGM

Ballot Issues		Proponent	Mgmt	Vote
			Rec	Cast
1	Authorize Share Repurchase Program	Mgmt	For	For
2	Approve Participation by the Relevant Person in the SingTel Performance Share Plan	Mgmt	For	For

	Fund Name		Shares Available		Shares Voted
	03513 Guinness Atkinson Asia Pacific Div Fund		309,000		309,000
	Total:		309,000		309,000

Vtech Holdings Ltd		Cusip/Sedol	6928560	Ticker	303 HK
Meeting Date	8/3/2007			Shares	82,000	Shares Voted	82,000
Meeting Type	AGM

Ballot Issues		Proponent	Mgmt	Vote
			Rec	Cast
1	Accept Financial Statements and Statutory Reports	Mgmt	For	For
2	Approve Final Dividend	Mgmt	For	For
3a	Reelect Edwin Ying Lin Kwan as Director	Mgmt	For	For
3b	Reelect Pang King Fai as Director	Mgmt	For	For
3c	Reelect Raymond Ch'ien Kuo Fung as Director	Mgmt	For	For
3d	Reelect William Fung Kwok Lun as Director	Mgmt	For	For
3e	Approve Remuneration of Directors	Mgmt	For	For
4	Reappoint KPMG as Auditors and Authorize Board to Fix Their Remuneration	Mgmt	For	For
5	Authorize Repurchase of Up to 10 Percent of Issued Share Capital	Mgmt	For	For
6	Approve Issuance of Equity or Equity-Linked Securities without Preemptive Rights	Mgmt	For	For
7	Authorize Reissuance of Repurchased Shares	Mgmt	For	For

	Fund Name		Shares Available		Shares Voted
	03513 Guinness Atkinson Asia Pacific Div Fund		82,000		82,000
	Total:		82,000		82,000

Petrochina Company Limited		Cusip/Sedol	6226576	Ticker	857 HK
Meeting Date	8/10/2007			Shares	346,000	Shares Voted	346,000
Meeting Type	EGM

Ballot Issues		Proponent	Mgmt	Vote
			Rec	Cast
Special Resolutions
1	Approve Allotment and Issuance of A Shares and Terms and Conditions	Mgmt	For	For
2	Authorize Board and its Attorney to Deal with Matters in Relation to the A Share Issue and the Listing of A Shares	Mgmt	For	For

	Fund Name		Shares Available		Shares Voted
	03513 Guinness Atkinson Asia Pacific Div Fund		346,000		346,000
	Total:		346,000		346,000

MODERN BEAUTY SALON HOLDINGS LTD		Cusip/Sedol	B0XPS07	Ticker	919 HK
Meeting Date	8/22/2007			Shares	1,680,000	Shares Voted	1,680,000
Meeting Type	AGM

Ballot Issues		Proponent	Mgmt	Vote
			Rec	Cast
1	Accept Financial Statements and Statutory Reports	Mgmt	For	For
2	Approve Final Dividend and Special Final Dividend	Mgmt	For	For
3a1	Reelect Tsang Yue, Joyce as Director	Mgmt	For	For
3a2	Reelect Lee Soo Ghee as Director	Mgmt	For	For
3a3	Reelect Yuen Siu Ping as Director	Mgmt	For	For
3b	Authorize Board to Fix the Remuneration of Directors	Mgmt	For	For
4	Reappoint PricewaterhouseCoopers as Auditors and Authorize Board to Fix Their Remuneration	Mgmt	For	For
5	Authorize Repurchase of Up to 10 Percent of Issued Share Capital	Mgmt	For	For
6	Approve Issuance of Equity or Equity-Linked Securities without Preemptive Rights	Mgmt	For	Against
7	Authorize Reissuance of Repurchased Shares	Mgmt	For	Against

	Fund Name		Shares Available		Shares Voted
	03513 Guinness Atkinson Asia Pacific Div Fund		1,680,000		1,680,000
	Total:		1,680,000		1,680,000

PTT PUBLIC COMPANY		Cusip/Sedol	6420390	Ticker	PTT/F TB
Meeting Date	9/13/2007			Shares	88,200	Shares Voted	0
Meeting Type	EGM

Ballot Issues		Proponent	Mgmt	Vote
			Rec	Cast
1	Approve Minutes of Previous AGM	Mgmt	For
2
Approve Acquisition of Shares in Aromatics (Thailand) Public Co. Ltd. (Aromatics) and Rayong Refinery Public Co. Ltd. (Rayong) from Shareholders Who Object the Amalgamation Between Aromatics and Rayong
		Mgmt	For

	Fund Name		Shares Available		Shares Voted
	03513 Guinness Atkinson Asia Pacific Div Fund		88,200		0
	Total:		88,200		0

Questions? Contact Account Management +1 (301) 556-0540
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For more information please refer to Legal Notices

Guinness Atkinson Asia Pacific Dividend

Meeting Date Range: July 1, 2007 - June 30, 2008

ESPRIT HOLDINGS LTD

Cusip/Sedol:	6321642			Meeting Type:			Annual General Meeting

Ticker:	330 HK			Meeting Date:			04-Dec-2007

ISIN	BMG3122U1457			Vote Deadline Date:			23-Nov-2007

Agenda	701377512	Management		Total Ballot Shares:			901911

Last Vote Date:	21-Nov-2007

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Receive and consider the audited consolidated financial		For	59000	0	0	0
	statements and the Reports of the Directors and Auditors of
	the Group for the YE 30 JUN 2007
2	Approve a final dividend of HKD 1.00 per Share for the YE		For	59000	0	0	0
	30 JUN 2007
3	Approve a special dividend of HKD 1.48 per Share for the		For	59000	0	0	0
	YE 30 JUN 2007
4	Re-elect Mr. John Poon Cho Ming as Director		For	59000	0	0	0
5	Re-elect Mr. Jerome Squire Griffith as Director		For	59000	0	0	0
6	Re-elect Mr. Alexander Reid Hamilton as Director		For	59000	0	0	0
7	Authorize the Directors to fix their remuneration		For	59000	0	0	0
8	Re-appoint Messrs. PricewaterhouseCoopers as Auditors		For	59000	0	0	0
	and authorize the Directors to fix their remuneration
9	Authorize the Directors to purchase shares not exceeding		For	59000	0	0	0
	10 % of the issued share capital of the Company
10	Authorize the Directors, subject to restriction on discount		For	59000	0	0	0
	and restriction on refreshment as stated in the specified
	circular, to issue, allot and deal with additional shares up to
	a maximum of 5 % of the issued share capital of the
	Company, save in the case of an allotment for the purpose
	of an acquisition or where the consideration for such
	allotment is otherwise than wholly in cash, up to a maximum
	of 10 % of the issued share capital of the Company as at
	the date of passing of this resolution
11	Approve to extend the general mandate granted to the		For	59000	0	0	0
	Directors to issue shares in Resolution 7 by the number of
	shares repurchased under Resolution 6

INCITEC PIVOT LTD

Cusip/Sedol:	6673042			Meeting Type:			Annual General Meeting

Ticker:	IPL AU			Meeting Date:			20-Dec-2007

ISIN	AU000000IPL1			Vote Deadline Date:			12-Dec-2007

Agenda	701412986	Management		Total Ballot Shares:			10650

Last Vote Date:	22-Nov-2007

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Receive the financial report of the Company, the Directors'		None		Non Voting
	report and the Auditor's report for the YE 30 SEP 2007
2	Re-elect Mr. John Marlay as a Director of the Company,		For	10650	0	0	0
	who retires in accordance with the Company's Constitution
3	Re-elect Mr. James Fazzino as a Director of the Company,		For	10650	0	0	0
	who retires in accordance with the Company's Constitution
4	Re-elect Mr. Allan McCallum as a Director of the Company,		For	10650	0	0	0
	who retires in accordance with the Company's Constitution
5	Approve, in accordance with Rule 6.5(a) of the Company's		For	10650	0	0	0
	Constitution, to increase the maximum total amount of fees
	from which the Company may pay the Non-executive
	Directors of the Company for their services as Directors,
	including their service on a Committee of Directors, by AUD
	400,000 to a maximum of AUD 1.4 million per annum
6	Adopt the remuneration report for the Company [included in		For	10650	0	0	0
	the Directors' report] for the YE 30 SEP 2007

ANGANG STEEL COMPANY LTD

Cusip/Sedol:	6015644			Meeting Type:			ExtraOrdinary General Meeting

Ticker:	347 HK			Meeting Date:			28-Dec-2007

ISIN	CNE1000001V4			Vote Deadline Date:			20-Dec-2007

Agenda	701412063	Management		Total Ballot Shares:			7187801

Last Vote Date:	22-Nov-2007

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Approve, the 2007 Supply of Materials and Services		For	231801	0	0	0
	Agreement, the relevant monetary caps of 2008 and 2009,
	and the transactions contemplated thereunder, and
	authorize the Board to do such further acts and things and
	execute further documents and take all such steps which in
	their opinion may be necessary, desirable or expedient to
	implement and/or give effect to the terms of the 2007
	Supply of Materials and Services Agreement
2	Approve, the revision of the 2007 annual caps of the		For	231801	0	0	0
	support services from RMB 5,700 million to RMB 8,000
	million, and authorize the Board to do such further acts and
	things and execute further documents and take all such
	steps which in its opinion may be necessary, desirable or
	expedient to implement and/or give effect to such revision
3	Approve, the revision of the 2007 annual caps of the		For	231801	0	0	0
	financial services from RMB 200 million to RMB 250 million,
	and authorize the Board to do such further acts and things
	and execute further documents and take all such steps
	which in its opinion may be necessary, desirable or
	expedient to implement and/or give effect to such revision
4	Approve, the appointment of Mr. Wen Baoman as a		For	231801	0	0	0
	Member of the Supervisory Committee of the Company

CHINA SHIPPING DEVELOPMENT CO LTD

Cusip/Sedol:	6782045			Meeting Type:			ExtraOrdinary General Meeting

Ticker:	1138 HK			Meeting Date:			18-Jan-2008

ISIN	CNE1000002S8			Vote Deadline Date:			11-Jan-2008

Agenda	701416681	Management		Total Ballot Shares:			5546000

Last Vote Date:	06-Dec-2007

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Approve and ratify the four construction agreements all		For	246000	0	0	0
	dated 22 OCT 2007 between the Company, Dalian
	Shipbuilding Industry Company Limited and China
	Shipbuilding International Trading Company Limited, each
	for the construction of one very large iron ores carrier
	["VLOC"] [for a total of four VLOCs], as specified and
	authorize the Directors of the Company to do such other
	acts and things and execute such other documents which in
	their opinion may be necessary or desirable to implement
	the agreements
2	Approve and ratify the four construction agreements all		For	246000	0	0	0
	dated 27 OCT 2007 between the Company, CSSC
	Guangzhou Longxue Shipbuilding Co., Ltd and China
	Shipbuilding Trading Co., Ltd., each for the construction of
	one VLOC [for a total of four VLOCs], as specified and
	authorize the Directors of the Company to do such other
	acts and things and execute such other documents which in
	their opinion may be necessary or desirable to implement
	the agreements
3	Approve and ratify the four bareboat charterparties all dated		For	246000	0	0	0
	14 NOV 2007 between the Company and China Shipping
	Container Lines Co., Ltd. for the leasing of the container
	vessels "Xiang Li", "Xiang Mao", "Xiang Yue" and "Xiang
	Zhuang", as specified and authorize the Directors of the
	Company to do such other acts and things and execute
	such other documents which in their opinion may be
	necessary or desirable to implement the agreements
4	Approve and ratify the five bareboat charterparties all dated		For	246000	0	0	0
	14 NOV 2007 between each of Xiang Da Shipping S.A.,
	Xiang Xing Shipping S.A., Xiang Wang Shipping S.A. and
	Xiang Xiu Shipping S.A. and China Shipping Container
	Lines (Asia) Co., Ltd. for the leasing of the container
	vessels "Xiang Da", "Xiang Xiu", "Xiang Xing", "Xiang
	Wang", "Xiang Zhu", as specified and authorize the
	Directors of the Company to do such other acts and things
	and execute such other documents which in their opinion
	may be necessary or desirable to implement the
	agreements
5	Approve and ratify the bareboat charterparty dated 14 NOV		For	246000	0	0	0
	2007 between the Shanghai Maritime Enterprises Corp. and
	the Company for the leasing of the tanker "Da Qing 88", as
	specified and authorize the Directors of the Company to do
	such other acts and things and execute such other
	documents which in their opinion may be necessary or
	desirable to implement the agreements
6	Approve and ratify the bareboat charterparty dated 14 NOV		For	246000	0	0	0
	2007 between the China Shipping (Hong Kong) Holdings
	Co., Ltd. and Xi Chuan Shipping S.A. for the leasing of the
	tanker "Song Lin Wan", as specified and authorize the
	Directors of the Company to do such other acts and things
	and execute such other documents which in their opinion
	may be necessary or desirable to implement the
	agreements
7	Approve the appointment of Mr. Zhu Yongguang as an		For	246000	0	0	0
	Independent Non-Executive Director of the Company
8	Approve the appointment of Mr. Yu Shicheng as a		For	246000	0	0	0
	Supervisor of the Company
9	Approve the purchase of liability insurance policy for the		For	246000	0	0	0
	Company's Directors, Supervisors and Senior Management
	at AIU Insurance Company at the rate of USD 39,000 for a
	cover period of 1 year and authorize the Directors of the
	Company to arrangement renewal of such insurance policy
	upon its expiry
10	Amend Article 133 of the Articles of Association of the		For	246000	0	0	0
	Company from "The Supervisory Committee shall comprise
	3 to 5 persons, one of which shall be the Chairman of the
	Supervisory Committee" to "The Supervisory Committee
	shall comprise 3 to 9 persons, one of which shall be the
	Chairman of the Supervisory Committee" with other
	contents remain unchanged

YANZHOU COAL MNG CO LTD

Cusip/Sedol:	6109893				Meeting Type:		ExtraOrdinary General Meeting

Ticker:	1171 HK				Meeting Date:		30-Jan-2008

ISIN	CNE1000004Q8				Vote Deadline Date:		23-Jan-2008

Agenda	701432510	Management			Total Ballot Shares:		8190000

Last Vote Date:	11-Jan-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action

1	Approve and ratify the terms of the Acquisition Agreement		For	340000	0	0	0
	entered into between Heze Neng Hua and the Parent
	Company for the Acquisition, and all the transactions
	contemplated therein; and approve the execution of the
	Acquisition Agreement by the Directors of the Company and
	authorize the Directors of the Company [or any one of them]
	to do all such acts and things, to sign and execute all such
	further documents and to take such steps as the Directors
	of the Company [or any one of them] may in their absolute
	discretion consider necessary, appropriate, desirable or
	expedient to give effect to or in connection with the
	Agreements or any of the transactions contemplated
	thereunder and all other matters thereto
2	Amend Article 158 of the Company's Articles of Association		For	340000	0	0	0
	as speicified

POSCO, POHANG

Cusip/Sedol:	6693233				Meeting Type:		Annual General Meeting

Ticker:	005490 KS				Meeting Date:		22-Feb-2008

ISIN	KR7005490008				Vote Deadline Date:		13-Feb-2008

Agenda	701452031	Management			Total Ballot Shares:		4970

Last Vote Date:	08-Feb-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action

1	Approve the appropriation of income and annual Dividend of		For	1320	0	0	0
	KRW 10,000 per share
2	Elect Mr. Ahn Chul-Su [Charles] as an Independent Non-		For	1320	0	0	0
	Executive Director
3	Elect Mr. Sun Wook as an Independent Non-Executive		For	1320	0	0	0
	Director and Audit Committee Member
4	Elect Mr. Park Sang-Yong as an Independent Non-		For	1320	0	0	0
	Executive Director and Audit Committee Member
5	Elect Mr. Choi Jong-Tae as an Executive Director		For	1320	0	0	0
6	Approve the remuneration of Executive Directors and		For	1320	0	0	0
	Independent Non-Executive Directors

CHINA SHIPPING DEVELOPMENT CO LTD

Cusip/Sedol:	6782045				Meeting Type:		ExtraOrdinary General Meeting

Ticker:	1138 HK				Meeting Date:		29-Feb-2008

ISIN	CNE1000002S8				Vote Deadline Date:		22-Feb-2008

Agenda	701445012	Management			Total Ballot Shares:		5352000

Last Vote Date:	08-Feb-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Approve and ratify the four construction agreements all		For	246000	0	0	0
	dated 29 DEC 2007 between China Shipping Development
	(Hong Kong) Marine Co., Limited, China Shipbuilding &
	Offshore International Company Limited and Dalian
	Shipbuilding Industry Company Limited, each for the
	construction of one very large iron ores carrier ["VLOC"] [for
	a total of four VLOCs], as specified and authorize the
	Directors of the Company to do such other acts and things
	and execute such other documents which in their opinion
	may be necessary or desirable to implement the
	agreements
2	Approve and ratify the six construction agreements all dated		For	246000	0	0	0
	29 DEC 2007 between the Company and China Shipping
	Industry Co. Ltd. and China Shipping Industry (Jiangsu)
	Co., Ltd. and the four construction agreements all dated 29
	DEC 2007 between China Shipping Development (Hong
	Kong) Limited, China Shipping Industry Co., Ltd. and China
	Shipping Industry (Jiangsu) Co., Ltd., each for the
	construction of one dry bulk carriers [for a total of ten dry
	bulk carriers], as specified and authorize the Directors of the
	Company to do such other acts and things and execute
	such other documents which in their opinion may be
	necessary or desirable to implement the agreements
3	Approve to change the Company's Domestic Auditor and		For	246000	0	0	0
	International Auditor to Vocation International Certified
	Public Accountant Co., Ltd. and Tianzhi (H.K.) C.P.A.
	effective from the date of this resolution and authorize the
	Directors of the Company to fix the remuneration of the
	Domestic and International Auditors respectively

DIGI.COM BHD

Cusip/Sedol:	6086242				Meeting Type:		ExtraOrdinary General Meeting

Ticker:	DIGI MK				Meeting Date:		12-Mar-2008

ISIN	MYL6947OO005				Vote Deadline Date:		04-Mar-2008

Agenda	701464137	Management			Total Ballot Shares:		317100

Last Vote Date:	04-Mar-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action

1	Approve to transfer of the Spectrum Assignment No.		For	100400	0	0	0
	Sa/01/2006 over the frequency bands of 1965mhz-
	1980mhz, 2155mhz-2170mhz and 2010mhz-2015mhz
	(Spectrum) to Digi Telecommunications Sdn Bhd (Digi
	Telecom) to be satisfied via the issuance of 27,500,000 new
	ordinary shares of MYR 0.10 each in Digi .(Digi Shares)
	credited as fully paid-up to TT Dotcom Sdn Bhd (TDSB) or
	its nominees (proposed transfer)
2	PLEASE NOTE THAT THIS IS A REVISION DUE TO		None		Non Voting
	CHANGE IN NUMBERING AND TEXT OF THE
	RESOLUTION 1. IF YOU HAVE ALREADY SENT IN YOUR
	VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
	UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
	INSTRUCTIONS. THANK YOU.

K T & G CORP

Cusip/Sedol:	6175076				Meeting Type:		Annual General Meeting

Ticker:	033780 KS				Meeting Date:		14-Mar-2008

ISIN	KR7033780008				Vote Deadline Date:		05-Mar-2008

Agenda	701462361	Management			Total Ballot Shares:		29350

Last Vote Date:	04-Mar-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action

1	Approve the financial statement		For	9430	0	0	0
2	Elect 2 Executive Directors		For	9430	0	0	0
3	Elect 3 Outside Directors		For	9430	0	0	0
4	Elect the Outside Director as Audit Committee Member		For	9430	0	0	0
5	Approve the limit of remuneration for the Directors		For	9430	0	0	0

KOOKMIN BANK, SEOUL

Cusip/Sedol:	6419365				Meeting Type:		Annual General Meeting

Ticker:	060000 KS				Meeting Date:		20-Mar-2008

ISIN	KR7060000007			Vote Deadline Date:			11-Mar-2008

Agenda	701457219	Management		Total Ballot Shares:			11140

Last Vote Date:	04-Mar-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Approve the financial statement		For	11140	0	0	0
2	Amend the Articles of Incorporation		For	11140	0	0	0
3	Elect the Directors		For	11140	0	0	0
4	Elect a candidate of Audit Committee Member who is not an		For	11140	0	0	0
	outside Director
5	Elect a candidate of Audit Committee Member who is one of		For	11140	0	0	0
	outside Directors
6	Approve the limit of remuneration of the Directors		For	11140	0	0	0

THAI PLASTIC AND CHEMICALS PUBLIC CO LTD (FORMERLY

Cusip/Sedol:	B03FJP9			Meeting Type:			Annual General Meeting

Ticker:	TPC/F TB			Meeting Date:			25-Mar-2008

ISIN	TH0072010Z17			Vote Deadline Date:			21-Mar-2008

Agenda	701464620	Management		Total Ballot Shares:			1426400

Last Vote Date:	04-Mar-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action

1	Adopt the minutes of the AGM of shareholders No.42 [2007]		For	1426400	0	0	0
2	Acknowledge the 2007 annual report		For	1426400	0	0	0
3	Approve the balance sheets and the statements of earning		For	1426400	0	0	0
	for the FYE 31 DEC 2007
4	Approve the appropriation of profits and payment of		For	1426400	0	0	0
	dividends for the operating performance of the year2007
5	Elect the Directors in place of those vacating the office by		For	1426400	0	0	0
	rotation
6	Elect the Director additionally		For	1426400	0	0	0
7	Approve the remuneration for the Directors		For	1426400	0	0	0
8	Approve to appoint the Auditor and to fix the audit fees for		For	1426400	0	0	0
	the year 2008
9	Other matters [if any]		Abstain	0	0	1426400	0
10	PLEASE NOTE THAT PARTIAL AND SPLIT VOTING ARE		None		Non Voting
	ALLOWED. THANK YOU.

GLOBE TELECOM INC

Cusip/Sedol:	6284864			Meeting Type:			Annual General Meeting

Ticker:	GLO PM			Meeting Date:			01-Apr-2008

ISIN	PHY272571498			Vote Deadline Date:			24-Mar-2008

Agenda	701457207	Management		Total Ballot Shares:			20930

Last Vote Date:	04-Mar-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Approve to determine the Quorum		For	20930	0	0	0
2	Approve the minutes of the previous meeting		For	20930	0	0	0
3	Approve the annual report of the Officers		For	20930	0	0	0
4	Ratify all acts and resolutions of the Board of Directors and		For	20930	0	0	0
	the Management adopted in the ordinary course of business
	during the preceding year
5	Elect the Directors [including the Independent Directors]		For	20930	0	0	0
6	Elect the Auditors and approve to fix their remuneration		For	20930	0	0	0
7	Any other business		None		Non Voting
8	Adjournment		For	0	0	20930	0

DELTA ELECTRONICS (THAILAND) PUBLIC CO LTD

Cusip/Sedol:	6418919			Meeting Type:			Annual General Meeting

Ticker:	DELTA/F TB			Meeting Date:			03-Apr-2008

ISIN	TH0528010Z18			Vote Deadline Date:			01-Apr-2008

Agenda	701463856	Management		Total Ballot Shares:			1217500

Last Vote Date:	04-Mar-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT PARTIAL AND SPLIT VOTING ARE		None		Non Voting
	ALLOWED IN THIS MEETING. THANK YOU.
2	Approve the minutes of the AGM of shareholders No.		For	1217500	0	0	0
	1/2007 held on 29 MAR 2007
3	Acknowledge the operation results of the Company in 2007		For	1217500	0	0	0
4	Approve the audited balance sheet and profit and loss		For	1217500	0	0	0
	statement for the YE 31 DEC 2007 as well as the Auditor's
	report
5	Approve the dividend of THB 1.60 per share		For	1217500	0	0	0
6	Elect Mr. Wang as a Director		For	1217500	0	0	0
7	Elect Mr. Ming-Cheng as a Director		For	1217500	0	0	0
8	Elect Mr. Anusorn Muttaraid as a Director		For	1217500	0	0	0
9	Elect Mr. Supapun Ruttanaporn as a Director		For	1217500	0	0	0
10	Approve the remuneration of Directors in the amount of		For	1217500	0	0	0
	THB 7.1 million for the year 2008
11	Appoint Ernst & Young as the External Auditors and		For	1217500	0	0	0
	authorize the Board to fix their remuneration for the year
	2008
12	Other matters [if any]		Abstain	1217500	0	0	0

PACIFIC BASIN SHIPPING LTD

Cusip/Sedol:	B01RQM3			Meeting Type:			Annual General Meeting

Ticker:	2343 HK			Meeting Date:			08-Apr-2008

ISIN	BMG684371393			Vote Deadline Date:			28-Mar-2008

Agenda	701495017	Management		Total Ballot Shares:			5880000

Last Vote Date:	26-Mar-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Receive and adopt the audited financial statements and the		For	591000	0	0	0
	reports of the Directors and Auditors for the YE 31 DEC
	2007
2	Declare a final dividend for the YE 31 DEC 2007		For	591000	0	0	0
3	Re-elect Mr. Richard M. Hext as an Executive Director		For	591000	0	0	0
4	Re-elect Mr. Wang Chunlin as an Executive Director		For	591000	0	0	0
5	Re-elect Dr. Lee Kwok Yin, Simon as a Non-Executive		For	591000	0	0	0
	Director
6	Re-elect Mr. David M. Turnbull as an Independent Non-		For	591000	0	0	0
	Executive Director
7	Re-elect Mr. Alasdair G. Morrison as an Independent Non-		For	591000	0	0	0
	Executive Director
8	Authorize the Board to fix the remuneration of the Directors		For	591000	0	0	0
9	Re-appoint Messrs. PricewaterhouseCoopers, Certified		For	591000	0	0	0
	Public Accounts, as the Auditors of the Company and
	authorize the Board of Directors of the Company to fix their
	remuneration
10	Authorize the Directors of the Company to allot, issue or		For	591000	0	0	0
	otherwise deal with new shares of USD 0.10 each in the
	capital of the Company [the Shares] or securities
	convertible into Shares or options, warrants or similar rights
	to subscribe for any Shares and to make or grant offers,
	agreements, options and warrants which would or might
	require the exercise of such powers, during and after the
	relevant period not exceeding 10% of the aggregate
	nominal amount of the issued share capital of the Company,
	provided that any Shares to be allotted and issued pursuant
	to the approval of this resolution shall not be issued at a
	discount of more than 10% to the Benchmarked Price of the
	Shares, otherwise than pursuant to a Rights Issue [as
	specified], the exercise of the subscription or conversion
	rights attaching to any warrants issued by the Company or
	the exercise of options granted under the Long Term
	Incentive Scheme of the Company or any scrip dividend
	providing for the allotment of Shares in lieu of the whole or
	part of a dividend on Shares; [Authority expires the earlier of
	the conclusion of the next AGM of the Company or the
	expiration of the period within which the next AGM of the
	Company is required by the Companies Act 1981 of
	Bermuda or the Company's Bye-Laws to be held]
11	Authorize the Directors of the Company, to purchase or		For	591000	0	0	0
	repurchase shares of USD 0.10 each in the capital of the
	Company [the Shares] on The Stock Exchange of Hong
	Kong Limited [the Stock Exchange] or any other stock
	exchange on which the Shares may be listed and
	recognized by the Securities and Futures Commission of
	Hong Kong and Stock Exchange on share repurchases for
	such purposes, subject to and in accordance with all
	applicable laws and regulations, at such price as the
	Directors may at their discretion determine in accordance
	with all applicable laws and regulations, not exceeding 10%
	of the aggregate nominal amount of the issued share capital
	of the Company; [Authority expires the earlier of the
	conclusion of the next AGM of the Company or the
	expiration of the period within which the next AGM of the
	Company is required by the Companies Act 1981 of
	Bermuda or the Company's Bye-Laws to be held]
12	Approve that the aggregate nominal amount of share capital		For	591000	0	0	0
	allotted or agreed conditionally or unconditionally to be
	allotted by the Directors of the Company pursuant to
	paragraph [b] of the ordinary resolution passed by
	Shareholders at a SGM of the Company held on 08 JUN
	2005 to satisfy Share Awards, shall during the relevant
	period not exceed 2% of the aggregate nominal amount of
	the share capital of the Company in issue as at the
	beginning of each such FY [being 31,681,602 shares as at
	01 JAN 2008]; [Authority expires the earlier of the
	conclusion of the next AGM of the Company or the
	expiration of the period within which the next AGM of the
	Company is required by the Companies Act 1981 of
	Bermuda or the Company's Bye-Laws to be held]

PTT CHEMICAL PUBLIC CO LTD

Cusip/Sedol:	B0T9TM2			Meeting Type:			Annual General Meeting

Ticker:	PTTCH/F TB			Meeting Date:			10-Apr-2008

ISIN	TH0882010018			Vote Deadline Date:			08-Apr-2008

Agenda	701468743	Management		Total Ballot Shares:			234700

Last Vote Date:	04-Mar-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT SPLIT AND PARTIAL VOTING ARE		None		Non Voting
	ALLOWED FOR THIS MEETING. THANK YOU.
2	Approve the AGM of the shareholders held on 19 APR 2007		For	234700	0	0	0
3	Acknowledge the Company's operation for the year 2007		For	234700	0	0	0
	and the recommendation fort he Company's Business Plan
4	Approve the Company's financial statements for the YE 31		For	234700	0	0	0
	DEC 2007
5	Approve the appropriation of profit for the year 2007		For	234700	0	0	0
	operating results and dividend payout
6	Elect Mr. Prasert Bunsumpun as a Director, who retires by		For	234700	0	0	0
	rotation
7	Elect Mr. Prajya Phinyawat as a Director, who retires by		For	234700	0	0	0
	rotation
8	Elect Mr. Paibulya Punyavutti as a Director, who retires by		For	234700	0	0	0
	rotation
9	Elect Mr. R. Roongrote Rangsiyopash as a Director, who		For	234700	0	0	0
	reties by rotation
10	Elect Mr. Witoon Simachokedee as a Director, who retires		For	234700	0	0	0
	by rotation
11	Approve the Directors' remuneration for the year 2008		For	234700	0	0	0
12	Approve KPMG Phoomchai Tax Legal Ltd as the Auditors		For	234700	0	0	0
	and authorize the Board to fix their remuneration
13	Other business		Abstain	234700	0	0	0

PTT PUBLIC COMPANY LIMITED

Cusip/Sedol:	6420390			Meeting Type:			Annual General Meeting

Ticker:	PTT/F TB			Meeting Date:			11-Apr-2008

ISIN	TH0646010015			Vote Deadline Date:			09-Apr-2008

Agenda	701468604	Management		Total Ballot Shares:			186900

Last Vote Date:	04-Mar-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT PARTIAL AND SPLIT VOTING ARE		None		Non Voting
	ALLOWED. THANK YOU.
2	Approve the minutes of the EGM of Shareholders		For	76400	0	0	0
	No.1/2007 held on 13 SEP 2007
3	Approve the PTT's 2007 operating results and the audited		For	76400	0	0	0
	balance sheet and the income statements for the YE 31
	DEC 2007
4	Approve the allocation of income and payment of final		For	76400	0	0	0
	dividend of THB 6.50 per share
5	Re-elect Dr. Ampon Kittiampon as a Director		For	76400	0	0	0
6	Elect Dr. Suchart Thada-Thamrongvech as a Director		For	76400	0	0	0
7	Elect Dr. Naris Chaiyasoot as a Director		For	76400	0	0	0
8	Elect Mr. Chulayuth Hirunyavasit as a Director		For	76400	0	0	0
9	Elect Mr. Nontigorn Kanchanachitra as a Director		For	76400	0	0	0
10	Approve to determine the remuneration for PTT's Board of		For	76400	0	0	0
	Directors for the year 2008
11	Appoint the Auditor and approve to determine its		For	76400	0	0	0
	remuneration for the year 2008
12	Acknowledge the Company's compliance with the judgment		For	76400	0	0	0
	of the Supreme Administrative Court in a case relating to
	petition requesting for revocation of the royal decress
	relating to the Corporatization of Petroleum Authority of
	Thailand to be PTT Plc.
13	Other business [if any]		Abstain	76400	0	0	0

SINGAPORE PETROLEUM CO LTD

Cusip/Sedol:	6812340			Meeting Type:			Annual General Meeting

Ticker:	SPC SP			Meeting Date:			23-Apr-2008

ISIN	SG1A07000569			Vote Deadline Date:			16-Apr-2008

Agenda	701529363	Management		Total Ballot Shares:			663000

Last Vote Date:	15-Apr-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Receive and adopt the Directors' report and audited		For	151000	0	0	0
	accounts for the YE 31 DEC 2007
2	Declare a final tax exempt one-tier dividend of 40 cents per		For	151000	0	0	0
	share for the FYE 31 DEC 2007
3	Approve the Directors' fees of SGD264,000 for the YE 31		For	151000	0	0	0
	DEC 2007
4	Re-elect Mr. Koh Ban Heng as a Director who retire		For	151000	0	0	0
	pursuant to Article 109 of the Company's Articles of
	Association
5	Re-elect Mr. Geoffrey John King as a Director who retire		For	151000	0	0	0
	pursuant to Article 109 of the Company's Articles of
	Association
6	Re-elect Dr. Chin Wei-Li, Audrey Marie as a Director who		For	151000	0	0	0
	retire pursuant to Article 109 of the Company's Articles of
	Association
7	Re-elect Mr. Bertie Cheng Shao Shiong as a Director,		For	151000	0	0	0
	pursuant to Section 153(6), to hold office from the date of
	this AGM until the next AGM
8	Re-appoint the Auditors and authorize the Directors to fix		For	151000	0	0	0
	their remuneration
9	Authorize the Directors of the Company to purchase or		For	151000	0	0	0
	otherwise acquire the shares in the capital of the Company
	[the Shares] not exceeding in aggregate the prescribed limit
	[means 10% of the total number of issued shares], at such
	price(s) as may be determined by the Directors of the
	Company from time to time up to the maximum price [not
	exceeding: (i) in the case of a Market Purchase: 105 per
	cent of the Average Closing Price; (ii) in the case of an Off-
	Market Purchase: 120 per cent of the Average Closing
	Price], whether by way of: (i) market purchases [each a
	Market Purchase] on the Singapore Exchange Securities
	Trading Limited [SGX-ST]; and/or (ii) off-market purchases
	[each an Off-Market Purchase] effected otherwise than on
	the SGX-ST in accordance with any equal access
	scheme(s) as may be determined or formulated by the
	Directors of the Company as they consider fit, which
	scheme(s) shall satisfy all the conditions prescribed by the
	Companies Act, and otherwise approve in accordance with
	all other provisions of the Companies Act and listing rules of
	the SGX-ST as may for the time being be applicable, [the
	Share Buyback Mandate]; [Authority expires at the date on
	which the next AGM of the Company is held or the date on
	which the share buybacks are carried out to the full extent
	mandated]; to complete and do all such acts and things as
	they may consider expedient or necessary to give effect to
	the transaction
10	Authorize the Directors of the Company to: (a) issue Shares		For	0	151000	0	0
	[as defined in Resolution 7 above] in the capital of the
	Company whether by way of rights, bonus or otherwise,
	including any capitalization pursuant to Article 151 of the
	Company's Articles of Association of any sum for the time
	being standing to the credit of any of the Company's
	reserve accounts or any sum standing to the credit of the
	distribution; and/or (b) make or grant offers, agreements or
	options [collectively, Instruments] that might or would
	require Shares to be issued, including but not limited to the
	creation and issue of [as well as adjustments to] warrants,
	debentures or other instruments convertible into shares; at
	any time and upon such terms and conditions and for such
	purposes and to such persons as the Directors may in their
	absolute discretion deem fit; and [notwithstanding that the
	authority so conferred by this Resolution may have ceased
	to be in force] issue shares in pursuance of any instrument
	made or granted by the Directors while the authority was in
	force, provided that: (i) the aggregate number of shares to
	be issued pursuant to this resolution [including Shares to be
	issued in pursuance of Instruments made or granted
	pursuant to this Resolution and including Shares which may
	be issued pursuant to any adjustments effected under any
	relevant Instrument], does not exceed 50 % of the total
	number of issued shares excluding treasury shares, in the
	capital of the Company [as calculated in accordance with
	sub-paragraph (ii) below], of which the aggregate number of
	shares to be issued other than on a pro rata basis to
	existing shareholders of the Company [including Shares to
	be issued in pursuance of Instruments made or granted
	pursuant to this Resolution and including Shares which may
	be issued pursuant to any adjustments effected under any
	relevant Instrument] does not exceed 20 % of the total
	number of issued shares excluding treasury shares in the
	capital of the Company [as calculated in accordance with
	sub-paragraph (ii) below]; (ii) for the purpose of determining
	the aggregate number of shares that may be issued under
	sub-paragraph (i) above, the percentage of total number of
	issued shares excluding treasury shares in the capital of the
	Company shall be calculated based on the total number of
	issued shares excluding treasury shares in the capital of the
	Company as at the date of the passing of this resolution
	after adjusting for: (a) new shares arising from the
	conversion or exercise of convertible securities or Employee
	share options on issue as at the date of the passing of this
	resolution; and (bb) any subsequent consolidation or sub-
	division of shares; (iii) in exercising the power to make or
	grant Instruments [including the making of any adjustments
	under the relevant Instrument], the Company shall comply
	with the provisions of the listing manual of the SGX-ST for
	the time being in force [unless such compliance has been
	waived by the SGX-ST] and the Articles of Association for
	the time being of the Company; and [Authority expires at the
	conclusion of the next AGM of the Company or the date by
	which the next AGM is required by law to be held]
11	Authorize the Directors to offer and grant options in		For	151000	0	0	0
	accordance with the provisions of the SPC Share Option
	Scheme 2000 and/or to grant awards in accordance with
	the provisions of the SPC Restricted Share Plan and/or the
	SPC Performance Share Plan; and given to the Directors to
	exercise full powers of the Company to issue, allot or
	otherwise dispose of shares in the capital of the Company
	as may be required to be issued, allotted or disposed, in
	connection with or pursuant to the exercise of the options
	granted under the SPC Share Option Scheme 2000 and/or
	such number of Shares as may be required to be issued or
	allotted pursuant to the vesting of awards under the SPC
	Restricted Share Plan and/or the SPC Performance Share
	Plan; provided that the aggregate number of Shares to be
	issued and allotted pursuant to the SPC Share Option
	Scheme 2000, the SPC Restricted Share Plan and the SPC
	Performance Share Plan shall not exceed 15% of the total
	number of issued shares excluding treasury shares in the
	capital of the Company from time to time
12	Authorize the Company, its subsidiaries and target		For	151000	0	0	0
	associated Companies or any of them, for the purposes of
	Chapter 9 of the listing manual [Chapter 9] of the SGX-ST,
	for the Company, its subsidiaries and target associated
	Companies or any of them, to enter into any of the
	transactions falling within the types of interested person
	transactions, as set out in the Company's Circular to
	shareholders dated 30 MAY 1997 [the Circular] and as
	amended by shareholders' resolutions on 21 JUN 1999 and
	14 MAY 2003 [collectively the Updates to the Circular], with
	any party who is of the class of interested persons
	described in the Circular as amended by the updates to the
	Circular, provided that such transactions are carried out in
	the ordinary course of business, on normal commercial
	terms and in accordance with the guidelines and review
	procedures for interested person transactions as set out in
	the Circular and amended by the updates to the Circular
	[the Shareholders' Mandate]; [Authority expires earlier the
	conclusion of the next AGM of the Company or the date by
	which the next AGM is required by law to be held]; authorize
	the Directors of the Company be to complete and do all
	such acts and things [including, without limitation, executing
	all such documents as may be required] as they may
	consider expedient or necessary or in the interests of the
	Company to give effect to the shareholders' mandate and/or
	this resolution
13	Transact any other business		Abstain	151000	0	0	0

DIGI.COM BHD

Cusip/Sedol:	6086242			Meeting Type:			Annual General Meeting

Ticker:	DIGI MK			Meeting Date:			24-Apr-2008

ISIN	MYL6947OO005			Vote Deadline Date:			16-Apr-2008

Agenda	701513106	Management		Total Ballot Shares:			280100

Last Vote Date:	15-Apr-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Receive and adopt the audited financial statements of the		For	100400	0	0	0
	Company for the FYE on 31 DEC 2007 and the Directors'
	and the Auditors' reports thereon
2	Declare a final dividend comprising 4.75 sen per ordinary		For	100400	0	0	0
	share of MYR 0.10 each less 26% income tax and single-
	tier exempt dividend of 54.5 sen per ordinary share of MYR
	0.10 each for the FYE 31 DEC 2007
3	Re-elect Mr. Arve Johansen as the Director, who retires		For	100400	0	0	0
	under Article 98[A] of the Articles of Association of the
	Company
4	Re-elect Mr. Dato' Ab. Halim Bin Mohyiddin as the Director,		For	100400	0	0	0
	who retires under Article 98[A] of the Articles of Association
	of the Company
5	Re-appoint Messrs. Ernst & Young as the Auditors of the		For	100400	0	0	0
	Company and authorize the Directors to fix their
	remuneration
6	Authorize the Company and its subsidiaries, subject to the		For	100400	0	0	0
	provisions of the Listing Requirements of Bursa Malaysia
	Securities Berhad, and its subsidiaries, to enter into
	recurrent related party transactions of a revenue or trading
	nature with Telenor and persons connected with Telenor as
	specified in Section 2.3 of the circular to shareholders dated
	02 APR 2008, which are necessary for the day-to-day
	operations and/or in the ordinary course of business of the
	Company and its subsidiaries on terms not more favorable
	to the related parties than those generally available to the
	public and are not detrimental to the minority shareholders
	of the Company and that such approval shall continue to be
	in force until: [Authority expires the earlier of the conclusion
	of the next AGM of the Company or the expiration of the
	period within which the next AGM after the date it is
	required to be held pursuant to Section 143[1] of the
	Companies Act, 1965 [but shall not extend to such
	extension as may be allowed pursuant to Section 143[2] of
	the Companies Act, 1965]

THE NEW ZEALAND REFINING COMPANY LTD

Cusip/Sedol:	6634522			Meeting Type:			Annual General Meeting

Ticker:	NZR NZ			Meeting Date:			24-Apr-2008

ISIN	NZNZRE0001S9			Vote Deadline Date:			17-Apr-2008

Agenda	701506985	Management		Total Ballot Shares:			129800

Last Vote Date:	15-Apr-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Receive the annual report, including the financial		For	129800	0	0	0
	statements and Auditors report for the YE 31 DEC 2007
2	Re-elect Mr. A.J. Clements as a Director of the Company		For	129800	0	0	0
3	Re-elect Mr. J.R. Crossman as a Director of the Company		For	129800	0	0	0
4	Re-elect Mr. D.W. W. Johnston as a Director of the		For	129800	0	0	0
	Company
5	Re-elect Mr. P.F. Rea as a Director of the Company		For	129800	0	0	0
6	Re-elect Mr. P.M. Springford Clements as a Director of the		For	129800	0	0	0
	Company
7	Re-elect Mr. M. Tume as a Director of the Company		For	129800	0	0	0
8	Re-elect Mr. P.W. Griffiths as a Director of the Company		For	129800	0	0	0
	who retire by rotation
9	Re-elect Mr. G.W. Henson as a Director of the Company		For	129800	0	0	0
	who retire by rotation
10	Re-elect Mr. D.A. Jackson as a Director of the Company		For	129800	0	0	0
	who retire by rotation
11	Re-elect Mr. K.A. Hirschfeld as a Director of the Company		For	129800	0	0	0
	who retire by rotation
12	Approve the re-appointment of the Auditors,		For	129800	0	0	0
	PricewaterhouseCoopers and authorize the Directors to fix
	their remuneration
13	Approve to increase the Directors fee pool from NZD		For	129800	0	0	0
	550,000 to NZD 700,000

KRUNG THAI BANK PUBLIC COMPANY LIMITED (FORMERLY K

Cusip/Sedol:	6492838			Meeting Type:			Annual General Meeting

Ticker:	KTB/F TB			Meeting Date:			25-Apr-2008

ISIN	TH0150010Z11			Vote Deadline Date:			18-Apr-2008

Agenda	701502329	Management		Total Ballot Shares:			2724900

Last Vote Date:	15-Apr-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Approve the minutes of previous AGM		For	2724900	0	0	0
2	Approve the Directors report		For	2724900	0	0	0
3	Approve the financial statements and statutory reports		For	2724900	0	0	0
4	Approve the allocation of income and payment of dividends		For	2724900	0	0	0
	on preference shares of THB 0.45 per share and on
	ordinary shares of THB 0.30 per share
5	Approve the remuneration of the Directors		For	2724900	0	0	0
6	Elect Mr. Apisak Tantivorawong, as a Director		For	2724900	0	0	0
7	Elect Mr. Aswin Kongsiri as a Director		For	2724900	0	0	0
8	Elect Mr. Suri Buakhom as a Director		For	2724900	0	0	0
9	Elect Mr. Pichit Likitkijsomboon as a Director		For	2724900	0	0	0
10	Approve the office of the Auditor General of Thailand as the		For	2724900	0	0	0
	Auditors and authorize Board to fix their remuneration
11	Other Business		Abstain	0	0	2724900	0
12	PLEASE NOTE THAT THIS IS AN AMENDMENT TO		None		Non Voting
	MEETING ID 455398 DUE TO RECEIPT OF DIRECTORS
	NAMES. ALL VOTES RECEIVED ON THE PREVIOUS
	MEETING WILL BE DISREGARDED AND YOU WILL
	NEED TO REINSTRUCT ON THIS MEETING NOTICE.
	THANK YOU.
13	PLEASE NOTE THAT SPLIT AND PARTIAL VOTING ARE		None		Non Voting
	ALLOWED FOR THIS MEETING. THANK YOU.

PEOPLE'S FOOD HOLDINGS LTD

Cusip/Sedol:	6336334			Meeting Type:			Annual General Meeting

Ticker:	PFH SP			Meeting Date:			25-Apr-2008

ISIN	BMG7000R1088			Vote Deadline Date:			18-Apr-2008

Agenda	701519374	Management		Total Ballot Shares:			963000

Last Vote Date:	15-Apr-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Receive and adopt the Directors' report and the Audited		For	963000	0	0	0
	Accounts of the Company and its subsidiaries for the FYE
	31 DEC 2007
2	Declare a final dividend of RMB 0.054 per ordinary share		For	963000	0	0	0
	tax not applicable for the YE 31 DEC 2007
3	Re-elect the Mr. Ming Kam Sing as a Director pursuant to		For	963000	0	0	0
	Bye-law 86 (1) of the Company's Bye-laws
4	Re-elect the Mr. Chng Hee Kok as a Director pursuant to		For	963000	0	0	0
	Bye-law 86 (1) of the Company's Bye-laws
5	Approve the Directors' fees of RMB 728,300 for the YE 31		For	963000	0	0	0
	DEC 2007
6	Re-appoint Grant Thornton, Certified Public Accountants,		For	963000	0	0	0
	Hong Kong, as the Company's Auditors and authorize the
	Directors to fix their remuneration
7	Transact any other ordinary business		None
8	Authorize the Directors the Company to allot and issue		For	0	963000	0	0
	shares up to 50% of issued shares that pursuant to the Bye-
	laws of the Company and Rule 806(2) of the Listing Manual
	of the Singapore Exchange Securities Trading Limited, to
	issue shares ["Shares"] whether by way of rights, bonus or
	otherwise, and/or make or grant offers, agreements or
	options [collectively, "Instruments"] that might or would
	require Shares to be issued, including but not limited to the
	creation and issue of [as well as adjustments to] warrants,
	debentures or other instruments convertible into shares at
	any time and upon such terms and conditions and to such
	persons as the Directors may, in their absolute discretion,
	deem fit provided that: (a) the aggregate number of shares
	[including shares to be issued in pursuance of Instruments
	made or granted pursuant to this Resolution] does not
	exceed 50% of the issued shares in the capital of the
	Company at the time of the passing of this Resolution, of
	which the aggregate number of shares and convertible
	securities to be issued other than on a pro rata basis to all
	shareholders of the Company shall not exceed 20% of the
	issued shares in the Company; (b) for the purpose of
	determining the aggregate number of shares that may be
	issued under sub-paragraph (a) above, the percentage of
	issued shares shall be based on the issued shares of the
	Company as at the date of the passing of this Resolution,
	after adjusting for: (i) new shares arising from the
	conversion or exercise of convertible securities; (ii) new
	shares arising from exercising share options or vesting of
	share awards outstanding or subsisting at the time this
	Resolution is passed; and (iii) any subsequent consolidation
	or subdivision of shares; [Authority shall expire until the
	conclusion of the Company's next AGM or the date by
	which the next AGM of the Company is required by law to
	be held], or whichever is earlier or (ii) in the case of shares
	to be issued in accordance with the terms of convertible
	securities issued, made or granted pursuant to this
	Resolution, until the issuance of such shares in accordance
	with the terms of such convertible securities
9	Authorize the Directors of the Company to renew share		For	963000	0	0	0
	repurchase mandate, to repurchase ordinary shares of the
	Company that for the purposes of the Companies Act 1981
	of Bermuda and otherwise in accordance with the rules and
	regulations of the Singapore Exchange Securities Trading
	Limited, (a) to make purchases or otherwise acquire issued
	shares in the capital of the Company from time to time
	[whether by way of market purchases or off-market
	purchases on an equal access Scheme] of up to 10% of the
	total number of issued shares [excluding treasury shares] in
	the capital of the Company [as ascertained as at the date of
	this AGM of the Company] at the price of up to but not
	exceeding the maximum price as specified; [Authority
	expires at the conclusion of the next AGM of the Company
	or the date by which the next AGM of the Company is
	required by law to be held], whichever is earlier; and (b) to
	complete and do all such acts and things [including
	executing such documents as may be required] as they may
	consider expedient or necessary to give effect to the
	transactions contemplated by this Resolution
10	Amend the Bye-Law 77 of the Company's Bye-Laws as		For	963000	0	0	0
	specified

JURONG TECHNOLOGIES INDUSTRIAL CORPORATION LTD

Cusip/Sedol:	6231150			Meeting Type:			Annual General Meeting

Ticker:	JTL SP			Meeting Date:			28-Apr-2008

ISIN	SG1I32881126			Vote Deadline Date:			21-Apr-2008

Agenda	701536609	Management		Total Ballot Shares:			3625180

Last Vote Date:	17-Apr-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Receive and adopt the audited accounts for the FYE 31 DE		For	2728700	0	0	0
	2007 together with the Directors' report and the Auditors'
	report thereon
2	Declare a final dividend of SGD 0.01 per ordinary share, tax		For	2728700	0	0	0
	exempt under the Singapore one-tier corporate tax system,
	for the FYE 31 DEC 2007 as recommended by the Directors
3	Approve the Directors' fees of SGD 196,000 for the FYE 31		For	2728700	0	0	0
	DEC 2007
4	Approve the basic Directors' fees of SGD 196,000 for the		For	2728700	0	0	0
	FYE 31 DEC 2008 to be made payable on a quarterly basis
	with first payment due on 31 MAR 2008
5	Re-elect Ms. Lin Li Fang who is retiring under Article 107 of		For	2728700	0	0	0
	the Company's Articles of Association
6	Re-elect Mr. Tan Song Koon who is retiring under Article		For	2728700	0	0	0
	117 of the Company's Articles of Association
7	Re-appoint Messrs. Ernst & Young, Certified Public		For	2728700	0	0	0
	Accountants as the Auditors of the Company and authorize
	the Directors to fix their remuneration
8	Transact any other ordinary business		None		Non Voting
9	Authorize the Directors of the Company, pursuant to		For	0	2728700	0	0
	Section 161 of the Companies Act, Chapter 50 and Rule
	806 of the Listing Manual of the Singapore Exchange
	Securities Trading Limited [SGX-ST], to: a) i) issue shares
	in the capital of the Company [shares] whether by way of
	rights, bonus or otherwise; and/or ii) make or grant offers,
	agreements or options [collectively, instruments] that might
	or would require shares to be issued, including but not
	limited to the creation and issue of [as well as adjustments
	to] warrants, debentures or other instruments convertible
	into shares, at any time and upon such terms and
	conditions and for such purposes and to such persons as
	the Directors may in their absolute discretion deem fit; and
	b) [notwithstanding the authority conferred by this resolution
	may have ceased to be in force] issue shares in pursuance
	of any instrument made or granted by the Directors while
	this resolution was in force, provided that: 1) the aggregate
	number of shares to be issued pursuant to this resolution
	[including shares to be issued in pursuance of instruments
	made or granted pursuant to this resolution] does not
	exceed 50% of the total number of issued shares [excluding
	treasury shares] in the capital of the Company [as
	calculated in accordance with paragraph (2) below], of
	which the aggregate number of shares to be issued other
	than on a pro rata basis to shareholders of the Company
	[including shares to be issued in pursuance of instruments
	made or granted pursuant to this resolution] does not
	exceed 20% of the total number of issued shares [excluding
	treasury shares] in the capital of the Company [as
	calculated in accordance with paragraph (2) below]; 2)
	[subject to such manner of calculation and adjustments as
	may be prescribed by the SGX-ST] for the purpose of
	determining the aggregate number of shares that may be
	issued under paragraph (1) above, the percentage of issued
	shares shall be based on the total number of issued shares
	[excluding treasury shares] in the capital of the Company at
	the time this resolution is passed, after adjusting for: i) new
	shares arising from the conversion or exercise of any
	convertible securities or share options or vesting of share
	awards which are outstanding or subsisting at the time this
	resolution is passed; and ii) any subsequent bonus issue,
	consolidation or subdivision of shares; 3) in exercising the
	authority conferred by this resolution, the Company shall
	comply with the provisions of the Listing Manual of the
	SGX-ST for the time being in force [unless such compliance
	has been waived by the SGX-ST] and the Articles of
	Association for the time being of the Company; and
	[Authority expires earlier of the conclusion of the next AGM
	of the Company or the date by which the next AGM of the
	Company is required by law to be held]

THANACHART CAPITAL PUBLIC CO LTD

Cusip/Sedol:	6625560			Meeting Type:			Annual General Meeting

Ticker:	TCAP/F TB			Meeting Date:			28-Apr-2008

ISIN	TH0083A10Y12			Vote Deadline Date:			23-Apr-2008

Agenda	701538374	Management		Total Ballot Shares:			1900200

Last Vote Date:	17-Apr-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT THIS IS AN AMENDMENT TO		None		Non Voting
	MEETING ID 447930 DUE TO RECEIPT OF ADDITIONAL
	RESOLUTIONS. ALL VOTES RECEIVED ON THE
	PREVIOUS MEETING WILL BE DISREGARDED AND
	YOU WILL NEED TO REINSTRUCT ON THIS MEETING
	NOTICE. THANK YOU.
2	PLEASE NOTE THAT PARTIAL AND SPLIT VOTING ARE		None		Non Voting
	ALLOWED. THANK YOU.
3	Ratify the minutes of the AGM of shareholders year2007		For	1900200	0	0	0
4	Acknowledge the report of the Company's business		For	1900200	0	0	0
	performance in the period of 2007
5	Approve the balance sheet and income statements as of 31		For	1900200	0	0	0
	DEC 2007 which had been verified by the Board of
	Directors
6	Acknowledge the profit allocation and dividend payment for		For	1900200	0	0	0
	the performance of 2007
7	Approve the remuneration of the Company's Directors of		For	1900200	0	0	0
	2008 and the performance allowance to the Directors based
	on the performance in 2007
8	Elect the Company's Directors to replace the Director who		For	1900200	0	0	0
	had completed his term
9	Appoint the Auditor and approve the Auditors fees for the		For	1900200	0	0	0
	year 2008
10	Others [if any]		Abstain	0	0	1900200	0

CLP HLDGS LTD

Cusip/Sedol:	6097017			Meeting Type:			Annual General Meeting

Ticker:	2 HK			Meeting Date:			29-Apr-2008

ISIN	HK0002007356			Vote Deadline Date:			17-Apr-2008

Agenda	701525404	Management		Total Ballot Shares:			95500

Last Vote Date:	15-Apr-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Approve and adopt the audited financial statements and the		For	95500	0	0	0
	reports of the Directors and the Auditors for the YE 31 DEC
	2007
2	Declare a final dividend of HKD 0.92 per share		For	95500	0	0	0
3	Elect Mr. Paul Arthur Theys as a Director		For	95500	0	0	0
4	Re-elect the Honourable Sir Michael Kadoorie as a Director		For	95500	0	0	0
5	Re-elect the Honourable Sir Sze Yuen Chung as a Director		For	95500	0	0	0
6	Re-elect Mr. John Andrew Harry Leigh as a Director		For	95500	0	0	0
7	Re-elect Mr. Kan Man Lok Paul as a Director		For	95500	0	0	0
8	Re-elect Mr. Ronald James McAulay as a Director		For	95500	0	0	0
9	Re-elect Professor Tsui Lam Sin Lai Judy as a Director		For	95500	0	0	0
10	Re-elect Sir Roderick Ian Eddington as a Director		For	95500	0	0	0
11	Re-appoint PricewaterhouseCoopers as the Auditors of the		For	95500	0	0	0
	Company and authorize the Directors to fix Auditors'
	remuneration for the YE 31 DEC 2008
12	Authorize the Directors of the Company to allot, issue and		For	95500	0	0	0
	dispose of additional shares of the Company make or grant
	offers, agreements, options or warrants which would or
	might require the exercise of such powers, during and after
	the relevant period, the aggregate nominal value of share
	capital allotted or agreed to be allotted [whether pursuant to
	an option or otherwise] by the Directors of the Company
	pursuant to: i) a rights issue, or ii) any option scheme or
	similar arrangement or the time being adopted for the grant
	or issue to the officers and/or employees of the Company
	and/or any f its subsidiaries of shares or rights to acquire
	shares of the Company or iii) any scrip dividend or similar
	arrangement pursuant to the Articles of Association of the
	Company from time to time, shall not exceed 5 % of the
	aggregate nominal amount of the share capital of the
	Company in issue at the date of this resolution and the said
	mandate shall be limited accordingly; [Authority expires at
	the conclusion of the next AGM of the Company; or the
	expiration of the period within which the next AGM of the
	Company is required by law to be held]
13	Authorize the Directors of the Company during the relevant		For	95500	0	0	0
	period to exercise all the powers of the Company to
	purchase or otherwise acquire shares of HKD 5.00 each in
	the capital of the Company in accordance with all applicable
	laws and the requirements of the Rules Governing the
	Listing of Securities on The Stock Exchange of Hong Kong
	Limited, provided that the aggregate nominal amount of
	shares so purchased or otherwise acquired shall not exceed
	10% of the aggregate nominal amount of the share capital
	of the Company in issue at the date of this resolution;
	[Authority expires at the conclusion of the next AGM of the
	Company; or the expiration of the period within which the
	next AGM of the Company is required by law to be held]
14	Approve the conditional upon the passing of Resolution 5		For	95500	0	0	0
	and 6 [as specified], the aggregate nominal amount of the
	shares which are purchased or otherwise acquired by the
	Company pursuant to Resolution 6 shall be added to the
	aggregate nominal amount of the shares which may be
	issued pursuant to Resolution 5

GLOW ENERGY PUBLIC CO LTD

Cusip/Sedol:	B074GX9			Meeting Type:			Annual General Meeting

Ticker:	GLOW/F TB			Meeting Date:			30-Apr-2008

ISIN	TH0834010017			Vote Deadline Date:			25-Apr-2008

Agenda	701517647	Management		Total Ballot Shares:			2081000

Last Vote Date:	17-Apr-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action

1	PLEASE NOTE THAT PARTIAL AND SPLIT VOTING ARE		None		Non Voting
	ALLOWED. THANK YOU.
2	Approve the minutes of the AGM No. 1/2007		For	811000	0	0	0
3	Acknowledge the Company's operations results in the FY		For	811000	0	0	0
	2007
4	Approve the Company's balance sheet and profit and loss		For	811000	0	0	0
	statements for the FYE 31 DEC 2007
5	Approve the allocation of profits derived from operation		For	811000	0	0	0
	results for the year 2007 and the dividend payment
6	Appoint the Directors to replace those who retire by rotation		For	811000	0	0	0
7	Approve the remuneration and meeting allowance for the		For	811000	0	0	0
	Directors and the Audit Committee for the year 2008
8	Appoint the Auditor for the FYE 31 DEC 2008 and approve		For	811000	0	0	0
	to fix his/her remuneration
9	Other businesses (if any)		Abstain	0	0	811000	0

HANA MICROELECTRONICS PUB LTD

Cusip/Sedol:	B019VS0			Meeting Type:			Annual General Meeting

Ticker:	HANA/F TB			Meeting Date:			30-Apr-2008

ISIN	TH0324A10Z10			Vote Deadline Date:			25-Apr-2008

Agenda	701474570	Management		Total Ballot Shares:			2722400

Last Vote Date:	26-Mar-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT PARTIAL AND SPLIT VOTING ARE		None		Non Voting
	ALLOWED. THANK YOU.
2	Approve the minutes of the AGM No. 14/2007 held on 30		For	1215400	0	0	0
	APR 2007
3	Approve the Board of Directors' report on the Company's		For	1215400	0	0	0
	operation of the year 2007 and the annual report for the
	year 2007
4	Approve the balance sheets and the profit and loss		For	1215400	0	0	0
	statements for the fiscal period ended 31 DEC 2007
5	Declare the dividend payment for the year 2007		For	1215400	0	0	0
6	Appoint the Directors in place of those retired by rotation		For	1215400	0	0	0
	and approve to fix the Director's remuneration for the year
	2008
7	Appoint the Auditors of the Company for the year 2008 and		For	1215400	0	0	0
	approve to fix the remuneration
8	Approve the issuance of ESOP warrants with the exercise		For	1215400	0	0	0
	price set not below the market price amounting to
	20,000,000 units and allocate to the Directors, Management
	and Employees of the Company and its Subsidiaries
9	Approve the reservation of 20,000,000 newly issued		For	1215400	0	0	0
	ordinary shares at the par value of BAHT 1 per share
10	Approve the re-allocation of returned ESOP warrants from		For	1215400	0	0	0
	the prior allocation for the ESOP with the exercise price set
	not below the market price, after getting approval to other
	Management and Employees of the Company and its
	Subsidiaries
11	Approve the issuance of ESOP warrants with the exercise		For	1215400	0	0	0
	price set below the market price amounting to 41,000,000
	units and allocating to the Directors, Management and
	Employees of the Company and its Subsidiaries
12	Approve the reservation of 41,000,000 newly issued		For	1215400	0	0	0
	ordinary shares at the par value of THB 1 per share
13	Approve the re-allocation of returned ESOP warrants from		For	1215400	0	0	0
	the prior allocation for the ESOP with the exercise price
	below the market price, after getting approval, to other
	Management and Employees of the Company and its
	Subsidiaries
14	Other business [if any]		Abstain	0	0	1215400	0
15	PLEASE NOTE THAT THIS IS A REVISION DUE TO		None		Non Voting
	CHANGE IN THE TEXT OF RESOLUTION 10. IF YOU
	HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO
	NOT RETURN THIS PROXY FORM UNLESS YOU
	DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
	ALSO, NOTE THAT THE NEW CUT-OFF DATE IS 24 APR
	2008. THANK YOU.

PT BUMI RESOURCES TBK

Cusip/Sedol:	6043485			Meeting Type:			ExtraOrdinary General Meeting

Ticker:	BUMI IJ			Meeting Date:			30-Apr-2008

ISIN	ID1000068703			Vote Deadline Date:			21-Apr-2008

Agenda	701540571	Management		Total Ballot Shares:			4200000

Last Vote Date:	17-Apr-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action

1	Approve to revise the purchase price of takeover		For	1555000	0	0	0
	transaction, through its wholly owned subsidiary, Calipso
	Investment Pte, LTD, a Company incorporated under the
	laws of Singapore over Herald Resource Limited [HR]
	shares, a Company incorporated in Australia and listed in
	Australian Stock Exchange, according to Australian Capital
	Market Regulations

UNITED OVERSEAS BANK LTD, SINGAPORE

Cusip/Sedol:	6916781			Meeting Type:			ExtraOrdinary General Meeting

Ticker:	UOB SP			Meeting Date:			30-Apr-2008

ISIN	SG1M31001969			Vote Deadline Date:			23-Apr-2008

Agenda	701523688	Management		Total Ballot Shares:			49000

Last Vote Date:	17-Apr-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action

1	Authorize the Board of Directors of the Company, Sections		For	49000	0	0	0
	76C and 76E of the Companies Act, Chapter 50 of
	Singapore [the Companies Act], to purchase or otherwise
	acquire issued ordinary shares in the capital of the
	Company [the Shares] not exceeding in aggregate the
	maximum limit [as hereafter defined], at such price or prices
	as may be determined by the Directors of the Company
	from time to time up to the maximum price [as hereafter
	defined], whether by way of: (i) market purchase(s) on the
	Singapore Exchange Securities Trading Limited [SGX-ST];
	and/or (ii) off-market purchase(s) [if effected otherwise than
	on SGX-ST] in accordance with any equal access
	Scheme(s) as may be determined or formulated by the
	Directors of the Company as they consider fit, which
	Scheme(s) shall satisfy all the conditions prescribed by the
	Companies Act, and otherwise in accordance with all other
	laws and regulations and rules of SGX-ST as may for the
	time being be applicable, be and is hereby authorized and
	approved generally and unconditionally [the Share
	Purchase Mandate]; (b) [Authority expires the earlier of the
	next AGM of the Company the date on which the next AGM
	of the Company [AGM] is held]; (d) authorize the Directors
	of the Company, to complete and do all such acts and
	things [including executing such documents as may be
	required] as they and/or he may consider expedient or
	necessary to give effect to the transactions contemplated
	and/or authorized by this resolution

UNITED OVERSEAS BANK LTD, SINGAPORE

Cusip/Sedol:	6916781			Meeting Type:			Annual General Meeting

Ticker:	UOB SP			Meeting Date:			30-Apr-2008

ISIN	SG1M31001969			Vote Deadline Date:			23-Apr-2008

Agenda	701523854	Management		Total Ballot Shares:			49000

Last Vote Date:	17-Apr-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action

1	Receive the financial statements, the Directors' report and		For	49000	0	0	0
	the Auditors' report for the YE 31 DEC 2007
2	Declare the final one-tier tax-exempt dividend of 45 cents		For	49000	0	0	0
	per ordinary share for the YE 31 DEC 2007
3	Approve the Directors fees of SGD 912,500 for 2007 [2006:		For	49000	0	0	0
	SGD 700,000]
4	Approve the fee SGD 2,000,000 to the Chairman of the		For	49000	0	0	0
	Bank, Mr. Wee Cho Yaw, for the period from MAY 2007 to
	DEC 2007
5	Re-appoint Messrs. Ernst & Young as the Auditors of the		For	49000	0	0	0
	Company and authorize the Directors to fix their
	remuneration
6	Re-elect Professor Cham Tao Soon as a Director		For	49000	0	0	0
7	Re-elect Mr. Yeo Liat Kok Philip as a Director		For	49000	0	0	0
8	Re-appoint Mr. Thein Reggie, pursuant to Section 153(6) of		For	49000	0	0	0
	the Companies Act chapter 50 as Director of the Company
	to hold such office until the next AGM of the Company
9	Re-appoint Mr. Wee Cho Yaw as a Director		For	49000	0	0	0
10	Re-appoint Professor Lim Pin as a Director		For	49000	0	0	0
11	Re-appoint Mr. Ngiam Tong Dow as a Director		For	49000	0	0	0
12	Authorize the Directors a) 1) to issue ordinary shares in the		For	0	49000	0	0
	capital of the Company [shares] whether by way of rights,
	bonus or otherwise and/or; 2) make or grant offers,
	agreements or options [including options under the UOB
	1999 share option scheme [the scheme] [collectively,
	instruments] that might or would require shares to be
	issued, including but not limited to the creation and issue of
	[ as well as adjustments to] warrants, debentures or other
	instruments convertible into shares, at any time and upon
	such terms and conditions and for such purpose and to
	such persons as the Directors may in their absolute
	discretion deem fit; and b) [notwithstanding the authority
	conferred by this resolution may have ceased to be in force]
	issue shares in pursuance of any instrument made or
	granted by the Directors while this resolution was in force,
	provided that: 1) the aggregate number of ordinary shares
	to be issued pursuant to this resolution [including shares to
	be issued in pursuance of instruments made or granted
	pursuant to this resolution] does not exceed 50% of the total
	number of issued shares, excluding treasury shares, in the
	capital of the Company [as calculated in accordance with
	paragraph 2 below], of which the aggregate number of
	shares to be issued other than on a pro-rata basis to
	shareholders of the Company [including shares to be issued
	in pursuance of instruments made or granted pursuant to
	this resolution] does not exceed 20% of the total number of
	issued shares, excluding treasury shares, in the capital of
	the Company as specified; 2) subject to such manner of
	calculation as may be prescribed by the Singapore
	Exchange Securities Trading Limited [SGX-ST] for the
	purpose of determining the aggregate number of shares
	that may be issued under paragraph (1) above, the
	percentage of issued shares shall be based on the total
	number of issued shares excluding treasury shares, in the
	capital of the Company at the time this resolution is passed
	after adjusting for: i) new ordinary share arising from the
	conversion or exercise of and convertible securities or share
	option or vesting of share awards which are outstanding or
	subsisting at the time this resolution is passed; and ii) any
	subsequent bonus issue, consolidation or subdivision of
	shares; 3) in exercising the authority conferred by this
	resolution, the Company shall comply with the provisions of
	the Listing Manual of the SGX-ST for the time being in force
	[unless such compliance has been waived by the SGX-ST]
	and the Articles of Association for the time being for the
	Company; [Authority expires earlier the conclusion of the
	next AGM of the Company or the date by which the next
	AGM of the Company is required by law to be held];
	whichever is earlier
13	Authorize the Directors 1) to allot and issue any of the		For	49000	0	0	0
	preference shares referred to in Articles 7a, 7b, 7c, 7d, 7e
	and/or 7f of the Articles of Association of the Company;
	and/or 2) make or grant offers, agreements or options that
	might or would require the preference shares referred to in
	sub-paragraph 1 above to be issued, at any time and upon
	such terms and conditions and for such purposes and to
	such persons as the Directors may in their absolute
	discretion deem fit and [notwithstanding that the authority
	conferred by this resolution any have ceased to be in force]
	to issue the preference shares referred to in sub-paragraph
	1 above in connection with any offers, agreements or
	options made or granted by the Directors with this resolution
	was in force; b) to do all such things and execute al such
	documents as they may consider necessary or appropriate
	to give effect to this resolution as they may deem fit;
	[Authority expires earlier the conclusion of the next AGM of
	the Company or the date by which the next AGM of the
	Company is required by law to be held]

PETROCHINA CO LTD

Cusip/Sedol:	6226576			Meeting Type:			Annual General Meeting

Ticker:	857 HK			Meeting Date:			15-May-2008

ISIN	CNE1000003W8			Vote Deadline Date:			06-May-2008

Agenda	701557401	Management		Total Ballot Shares:			8498000

Last Vote Date:	01-May-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT THIS IS AN AMENDMENT TO		None		Non Voting
	MEETING ID 457087 DUE TO CHANGE IN VOTING
	STATUS. ALL VOTES RECEIVED ON THE PREVIOUS
	MEETING WILL BE DISREGARDED AND YOU WILL
	NEED TO REINSTRUCT ON THIS MEETING NOTICE.
	THANK YOU.
2	Approve the amendments to the Articles of Association of		For	614000	0	0	0
	the Company made in accordance with the Company Law
	of the PRC and the 'Guidelines of Articles of Association for
	Listed Companies' issued by the China Securities
	Regulatory Commission set out in Appendix I and authorize
	the above am
3	Approve the report of the Board of the Company for the		For	614000	0	0	0
	year 2007
4	Approve the report of the Supervisory Committee of the		For	614000	0	0	0
	Company for the year 2007
5	Approve the Audited financial statements of the Company		For	614000	0	0	0
	for the year 2007
6	Approve the declaration and payment of the final dividends		For	614000	0	0	0
	for the YE 31 DEC 2007 in the amount and in the manner
	recommended by the Board
7	Approve the authorization of the Board to determine the		For	614000	0	0	0
	distribution of interim dividends for the year 2008
8	Approve the continuation of appointment of		For	614000	0	0	0
	PricewaterhouseCoopers, Certified Public Accountants, as
	the international Auditors of the Company and
	PricewaterhouseCoopers Zhong Tian CPAs Company
	Limited, Certified Public Accountants, as the domestic
	Auditors of the Company, for the year 2008 and authorize
	the Board of Directors to fix their remuneration
9	Elect Mr. Jiang Jiemin as a Director of the Company		For	614000	0	0	0
10	Elect Mr. Zhou Jiping as a Director of the Company		For	614000	0	0	0
11	Elect Mr. Duan Wende as a Director of the Company		For	614000	0	0	0
12	Elect Mr. Wang Yilin as a Director of the Company		For	614000	0	0	0
13	Elect Mr. Zeng Yukang as a Director of the Company		For	614000	0	0	0
14	Elect Mr. Wang Fucheng as a Director of the Company		For	614000	0	0	0
15	Elect Mr. Li Xinhua as a Director of the Company		For	614000	0	0	0
16	Elect Mr. Liao Yongyuan as a Director of the Company		For	614000	0	0	0
17	Elect Mr. Wang Guoliang as a Director of the Company		For	614000	0	0	0
18	Re-elect Mr. Jiang Fan as a Director of the Company		For	614000	0	0	0
19	Elect Mr. Chee-Chen Tung as the independent Director of		For	614000	0	0	0
	the Company
20	Elect Mr. Liu Hongru as the independent Director of the		For	614000	0	0	0
	Company
21	Elect Mr. Franco Bernabe as the independent Director of		For	614000	0	0	0
	the Company
22	Elect Mr. Li Yongwu as the independent Director of the		For	614000	0	0	0
	Company
23	Elect Mr. Cui Junhui as the independent Director of the		For	614000	0	0	0
	Company
24	Elect Mr. Chen Ming as the Supervisor of the Company		For	614000	0	0	0
25	Elect Mr. Wen Qingshan as the Supervisor of the Company		For	614000	0	0	0
26	Elect Mr. Sun Xianfeng as the Supervisor of the Company		For	614000	0	0	0
27	Elect Mr. Yu Yibo as the Supervisor of the Company		For	614000	0	0	0
28	Elect Mr. Wu Zhipan as the independent Supervisor of the		For	614000	0	0	0
	Company
29	PLEASE NOTE THAT THIS RESOLUTION IS A		Against	614000	0	0	0
	SHAREHOLDER PROPOSAL: Elect Mr. Li Yuan as the
	independent Supervisor of the Company
30	Authorize the Board of Directors, unconditional general		For	0	614000	0	0
	mandate to separately or concurrently issue, allot and deal
	with additional domestic shares and overseas listed foreign
	shares of the Company, provided that the number of the
	domestic shares and overseas listed foreign shares issued
	and allotted or agreed conditionally or unconditionally to be
	issued and allotted shall not exceed 20% of each of its
	existing the domestic shares and overseas listed foreign
	shares of the Company in issue as at the date of this
	resolution; b) to execute and do or procure to be executed
	and done, all such documents, deeds and things as it may
	consider necessary in connection with the issue of such
	shares; c) to make such amendments to the Articles of
	Association of the Company as it thinks fit so as to increase
	the registered share capital of the Company and reflect the
	new capital structure of the Company upon the allotment
	and issuance of shares of the Company as contemplated in
	this resolution; and e) in order to facilitate the issuance of
	shares in accordance with this resolution in a timely
	manner, to establish a special Committee of the Board and
	such Committee to exercise all such power granted to the
	Board of Directors to execute and do all such documents,
	deeds and things as it may consider necessary in
	connection with the issue of such shares contingent on the
	passing of sub-paragraphs (a) to (d) of this resolution and
	within the relevant period of this mandate f) the Board of
	Directors and the special Committee of the Board will only
	exercise its respective power under such mandate in
	accordance with the Company Law of the PRC, the
	Securities Law of the PRC, regulations or the listing rules of
	the Stock Exchange on which the Shares of the Company
	are listed [as amended from time to time] and only if all
	necessary approvals from the China Securities Regulatory
	Commission and/or other relevant PRC governmental
	authorities are obtained and the special Committee of the
	Board will only exercise its power under such mandate in
	accordance with the power granted by the shareholders at
	the annual general meeting to the Board[Authority expires
	the earlier of the conclusion of next AGM of the Company or
	at the end of 12month period]
31	Approve the rules and procedures of the shareholders'		For	614000	0	0	0
	general meeting of the Company as specified
32	Approve the Rules and procedures of the Board of the		For	614000	0	0	0
	Company as specified
33	Approve the rules of organization and procedures of the		For	614000	0	0	0
	Supervisory Committee of the Company as specified
34	Other matters, if any		Abstain	614000	0	0	0

DEPO AUTO PARTS INDUSTRIAL CO LTD

Cusip/Sedol:	6741411			Meeting Type:			Annual General Meeting

Ticker:	6605 TT			Meeting Date:			16-May-2008

ISIN	TW0006605009			Vote Deadline Date:			12-May-2008

Agenda	701578075	Management		Total Ballot Shares:			207400

Last Vote Date:	12-May-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT THIS IS AN AMENDMENT TO		None		Non Voting
	MEETING ID 458251 DUE TO RECEIPT OF DIRECTORS
	AND SUPERVISORS NAMES. ALL VOTES RECEIVED ON
	THE PREVIOUS MEETING WILL BE DISREGARDED AND
	YOU WILL NEED TO REINSTRUCT ON THIS MEETING
	NOTICE. THANK YOU.
2	To report business operation result of FY 2007		None		Non Voting
3	The Supervisors review financial reports of FY 2007		None		Non Voting
4	To report the status of investment		None		Non Voting
5	To report the status of endorsements/guarantees		None		Non Voting
6	To report the amendment of the meeting rules for Board of		None		Non Voting
	Directors
7	Ratify the business operation result and financial reports of		For	207400	0	0	0
	FY 2007
8	Ratify the net profit allocation of FY 2007 Cash Dividend:		For	207400	0	0	0
	TWD 6.0 per share
9	Elect Mr. Hsu, Shiu-Min as a Director [Shareholder no 1]		For	207400	0	0	0
10	Elect Baring Private Equity Asia as a Director [Shareholder		For	207400	0	0	0
	no 1261]
11	Elect Mr. Hsieh, Hsiu-Chi as a Director [Shareholder no 3]		For	207400	0	0	0
12	Elect Mr. Wu-Zhen-Hua as a Director [Shareholder no 288]		For	207400	0	0	0
13	Elect American International Assurance Company		For	207400	0	0	0
	[Bermuda] Limited as a Director [Shareholder no 13647]
14	Elect Mr. Wang, Ben-Zheng as a Independent Director		For	207400	0	0	0
	[Shareholder no 958]
15	Elect Mr. Zhuang Ming-Guo as a Independent Director		For	207400	0	0	0
	[Shareholder no 449]
16	Elect Mingzheng Investments, INC as a Supervisor		For	207400	0	0	0
	[Shareholder no 31]
17	Elect Mr. Xu, Bi-Zhu as a Supervisor [Shareholder no 5]		For	207400	0	0	0
18	Elect Mr. Ji, Min-Cong as a Supervisor [Shareholder no		For	207400	0	0	0
	450]
19	Other issues and extraordinary motions		None		Non Voting

BOC HONG KONG HLDGS LTD

Cusip/Sedol:	6536112			Meeting Type:			Annual General Meeting

Ticker:	2388 HK			Meeting Date:			20-May-2008

ISIN	HK2388011192			Vote Deadline Date:			08-May-2008

Agenda	701542068	Management		Total Ballot Shares:			3085000

Last Vote Date:	01-May-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Receive the audited statement of accounts and the reports		For	243000	0	0	0
	of the Directors and of the Auditors of the Company for the
	YE 31 DEC 2007
2	Declare a final dividend of HKD 0.487 per share for the YE		For	243000	0	0	0
	31 DEC 2007
3	Re-elect Mr. He Guangbei as a Director of the Company		For	243000	0	0	0
4	Re-elect Mdm. Zhang Yanling as a Director of the Company		For	243000	0	0	0
5	Re-elect Mr. Lee Raymond Wing Hung as a Director of the		For	243000	0	0	0
	Company
6	Re-elect Mr. Gao Yingxin as a Director of the Company		For	243000	0	0	0
7	Re-elect Dr. Fung Victor Kwok King as a Director of the		For	243000	0	0	0
	Company
8	Re-elect Mr. Shan Weijian as a Director of the Company		For	243000	0	0	0
9	Re-appoint PricewaterhouseCoopers as the Auditors of the		For	243000	0	0	0
	Company and authorize the Board of Directors or a duly
	authorized Committee of the Board to determine their
	remuneration
10	Authorize the Board of Directors to allot, issue and deal with		For	0	243000	0	0
	additional shares of the Company, not exceeding 20% or, in
	the case of issue of shares solely for cash and unrelated to
	any asset acquisition, not exceeding 10% of the of the
	issued share capital of the Company as at the date of
	passing this Resolution
11	Authorize the Board of Directors to repurchase shares in the		For	243000	0	0	0
	Company, not exceeding 10% of the issued share capital of
	the Company as at the date of passing this Resolution
12	Approve, conditional on the passing of Resolutions 5 and 6,		For	0	0	243000	0
	to extend the general mandate granted by Resolution 5 by
	adding thereto the shares repurchased pursuant to the
	general mandate granted by Resolution 6

BOC HONG KONG HLDGS LTD

Cusip/Sedol:	6536112			Meeting Type:			ExtraOrdinary General Meeting

Ticker:	2388 HK			Meeting Date:			20-May-2008

ISIN	HK2388011192			Vote Deadline Date:			08-May-2008

Agenda	701539073	Management		Total Ballot Shares:			3085000

Last Vote Date:	01-May-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Approve and ratify the Continuing Connected Transactions		For	243000	0	0	0
	and the New Annual Cap, as specified

INDUSTRIAL AND COMMERCIAL BANK OF CHINA (ASIA) LTD

Cusip/Sedol:	6912530			Meeting Type:			Annual General Meeting

Ticker:	349 HK			Meeting Date:			22-May-2008

ISIN	HK0349001625			Vote Deadline Date:			14-May-2008

Agenda	701564848	Management		Total Ballot Shares:			230000

Last Vote Date:	01-May-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT THIS IS AN AMENDMENT TO		None		Non Voting
	MEETING ID 470452 DUE TO RECEIPT OF DIRECTORS
	NAMES. ALL VOTES RECEIVED ON THE PREVIOUS
	MEETING WILL BE DISREGARDED AND YOU WILL
	NEED TO REINSTRUCT ON THIS MEETING NOTICE.
	THANK YOU.
2	Receive and approve the audited statement of accounts		For	230000	0	0	0
	and the reports of the Directors and the Auditors for the YE
	31 DEC 2007
3	Declare a final dividend		For	230000	0	0	0
4	Re-elect Mr. Wong Yuen Fai as a Executive Director		For	230000	0	0	0
5	Re-elect Professor Wong Yue Chim, Richard, S.B.S. J.P. as		For	230000	0	0	0
	a Independent Non-Executive Director
6	Re-elect Mr. Tsui Yiu Wa, Alec as a Independent Non-		For	230000	0	0	0
	Executive Director
7	Approve the payment of Directors' fees for the YE 31 DEC		For	230000	0	0	0
	2007
8	Appoint Ernst & Young as the Auditors of the Bank and		For	230000	0	0	0
	authorize the Directors to fix their remuneration
9	Authorize the Board of Directors of the Bank, to allot, issue		For	0	230000	0	0
	and deal with additional shares in the capital of the Bank,
	and to make or grant offers, agreements or options
	[including warrants, bonds, notes, debentures and other
	convertible into shares of the Bank] which would or might
	require the exercise of such powers during the relevant
	period, not exceeding the 20% of the aggregate nominal
	amount of the issued share capital of the Bank as at the
	date of passing of this resolution and the said approval shall
	be limited accordingly, otherwise than pursuant to: i) a rights
	issue [as defined below]; ii) the exercise of rights of
	subscription or conversion under the terms of any warrants
	of the Bank or any securities which are convertible into
	shares of the Bank; iii) any scrip dividend or similar
	arrangement providing for the allotment of shares in lieu of
	the whole or part of a dividend on shares of the Bank
	pursuant to the Articles of Association of the Bank from time
	to time; or iv) any option scheme or similar arrangement for
	the time being adopted for the grant or issue to employees
	of the Bank, and/or any of its subsidiaries of shares or rights
	to acquire shares of the Bank; [Authority expires the earlier
	of the conclusion of the next AGM of the Bank or the
	expiration of the period within which the next AGM of the
	Bank is required by the Articles of Association of the Bank
	or the Companies Ordinance to be held]
10	Authorize the Board of Directors of the Bank to repurchase		For	230000	0	0	0
	shares in the capital of the Bank, subject to and in
	accordance with all applicable laws and the requirements of
	the Rules Governing the Listing of Securities on The Stock
	Exchange of Hong Kong Limited as amended from time to
	time during the relevant period, not exceeding the 10% of
	the aggregate nominal amount of shares in the capital of the
	Bank which may be repurchased by the Bank pursuant to
	the said approval in this resolution; [Authority expires the
	earlier of the conclusion of the next AGM of the Bank or the
	expiration of the period within which the next AGM of the
	Bank is required by the Articles of Association of the Bank
	or the Companies Ordinance to be held]
11	Approve, conditional upon the passing of the Resolutions 6		For	0	0	230000	0
	and 7, to extend the general mandate granted to the
	Directors of the Bank and for the time being in force to
	exercise the powers of the Bank to allot, issue and deal with
	additional shares pursuant to the Resolution 6, by the
	addition thereto of an amount representing the aggregate
	nominal amount of shares in the capital of the Bank
	repurchased by the Bank under the authority granted to the
	Board of Directors of the Bank pursuant to the Resolution 7,
	provided that such amount of shares so repurchased not
	exceeding 10% of the aggregate nominal amount of the
	issued share capital of the Bank as at the date of the
	Resolution

U-MING MARINE TRANSPORT CORPORATION

Cusip/Sedol:	6911377			Meeting Type:			Annual General Meeting

Ticker:	2606 TT			Meeting Date:			03-Jun-2008

ISIN	TW0002606001			Vote Deadline Date:			28-May-2008

Agenda	701596477	Management		Total Ballot Shares:			353000

Last Vote Date:	30-May-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action

1	PLEASE NOTE THAT THIS IS AN AMENDMENT TO		None		Non Voting
	MEETING ID 451377 DUE TO CHANGE IN VOTING
	STATUS. ALL VOTES RECEIVED ON THE PREVIOUS
	MEETING WILL BE DISREGARDED AND YOU WILL
	NEED TO REINSTRUCT ON THIS MEETING NOTICE.
	THANK YOU.
2	The 2007 business operations		None		Non Voting
3	The 2007 financial statements		None		Non Voting
4	The 2007 Audited reports		None		Non Voting
5	The revision to the rules of the Board meeting		None		Non Voting
6	Other Presentations		None		Non Voting
7	Approve the 2007 financial statements		For	353000	0	0	0
8	Approve the 2007 profit distribution proposed cash dividend:		For	353000	0	0	0
	TWD 8.5 per share
9	Approve to revise the procedures of endorsement and		For	353000	0	0	0
	guarantee
10	Other issues		Abstain	0	0	353000	0
11	Extraordinary Motions		Abstain	0	0	353000	0

CHINA SHIPPING DEVELOPMENT CO LTD

Cusip/Sedol:	6782045			Meeting Type:			Annual General Meeting

Ticker:	1138 HK			Meeting Date:			06-Jun-2008

ISIN	CNE1000002S8			Vote Deadline Date:			28-May-2008

Agenda	701551815	Management		Total Ballot Shares:			4516000

Last Vote Date:	01-May-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Approve the 2007 report of the Board of Directors of the		For	196000	0	0	0
	Company
2	Approve the 2007 report of the Supervisory Committee of		For	196000	0	0	0
	the Company
3	Approve the audited financial statements of the Company		For	196000	0	0	0
	prepared by its International Auditors and Domestic
	Auditors respectively for the YE 31 DEC 2007
4	Approve the 2007 dividend distribution plan of the Company		For	196000	0	0	0
5	Approve the remuneration for the Directors, Supervisors		For	196000	0	0	0
	and Senior Management of the Company for the 2008
6	Re-appoint Vocation International Certified Public		For	196000	0	0	0
	Accountant Company Limited and UHY Vocation [H.K]
	C.P.A Limited as the Domestic and International Auditors of
	the Company for the year 2008, respectively, and authorize
	the Board of Directors of the Company to determine their
	remuneration

ANGANG STEEL COMPANY LTD

Cusip/Sedol:	6015644			Meeting Type:			Annual General Meeting

Ticker:	347 HK			Meeting Date:			12-Jun-2008

ISIN	CNE1000001V4			Vote Deadline Date:			03-Jun-2008

Agenda	701560460	Management		Total Ballot Shares:			4315801

Last Vote Date:	14-May-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action

1	Approve the report of the Board of Directors of the		For	233801	0	0	0
	Company for the year 2007
2	Approve the report of the Supervisory Committee of the		For	233801	0	0	0
	Company for the year 2007
3	Approve the audited financial statements of the Company		For	233801	0	0	0
	for the YE 31 DEC 2007
4	Approve the proposed distribution of the profits of the		For	233801	0	0	0
	Company for the year 2007
5	Approve the proposed remuneration of the Directors and		For	233801	0	0	0
	the Senior Management of the Company for the year 2007
6	Approve the proposed remuneration of the Supervisors of		For	233801	0	0	0
	the Company for the year 2007
7	Approve the appointment of each of Zhong Rui Yue Hua		For	233801	0	0	0
	Certified Public Accountants and the Domestic and
	International Auditor of the Company respectively for the
	year and authorize the Board of Directors of the Company
	to determine their remunerations

PT BUMI RESOURCES TBK

Cusip/Sedol:	6043485			Meeting Type:			MIX

Ticker:	BUMI IJ			Meeting Date:			12-Jun-2008

ISIN	ID1000068703			Vote Deadline Date:			04-Jun-2008

Agenda	701579382	Management		Total Ballot Shares:			3431000

Last Vote Date:	09-Jun-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Approve the Company's performance report 2007		For	786000	0	0	0
2	Ratify the financial statement 2007		For	786000	0	0	0
3	Approve the Profit allocation		For	786000	0	0	0
4	Appoint the Public Accountant for financial report 2008		For	786000	0	0	0
5	Approve the bonus and remuneration to the Board of		For	786000	0	0	0
	Director and Commissioner
6	Approve to change the Articles of Association to comply		For	786000	0	0	0
	with the UU No. 40 th 2007
7	Grant authority to buy back Company's share		For	786000	0	0	0
8	PLEASE NOTE THAT THIS IS A REVISION DUE TO		None		Non Voting
	CHANGE IN NUMBERING AND TEXT OF RESOLUTIONS.
	IF YOU HAVE ALREADY SENT IN YOUR VOTES,
	PLEASE DO NOT RETURN THIS PROXY FORM UNLESS
	YOU DECIDE TO AMEND YOUR ORIGINAL
	INSTRUCTIONS. THANK YOU.

COMPAL ELECTRONICS INC

Cusip/Sedol:	6225744			Meeting Type:			Annual General Meeting

Ticker:	2324 TT			Meeting Date:			13-Jun-2008

ISIN	TW0002324001			Vote Deadline Date:			09-Jun-2008

Agenda	701567135	Management		Total Ballot Shares:			661282

Last Vote Date:	30-May-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action

1	PLEASE NOTE THAT THIS IS AN AMENDMENT TO		None		Non Voting
	MEETING ID 466840 DUE TO DELETION OF
	RESOLUTION. ALL VOTES RECEIVED ON THE
	PREVIOUS MEETING WILL BE DISREGARDED AND
	YOU WILL NEED TO REINSTRUCT ON THIS MEETING
	NOTICE. THANK YOU.
2	PLEASE NOTE THAT THIS IS A REVISION DUE TO		None		Non Voting
	RECEIPT OF DIRECTOR NAME. IF YOU HAVE ALREADY
	SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
	PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
	ORIGINAL INSTRUCTIONS. THANK YOU.
3	The 2007 business operations		None		Non Voting
4	The 2007 audited reports		None		Non Voting
5	Approve the 2007 financial statements		For	661282	0	0	0
6	Approve the 2007 profit distribution; cash dividend: TWD		For	661282	0	0	0
	2.4 per share
7	Approve to issue new shares from retained earnings, staff		For	661282	0	0	0
	bonus and capital reserves; stock dividend: 2 for 1,000
	shares held; bonus issue: 3 for 1,000 shares held
8	Approve to revise the Articles of Incorporation		For	661282	0	0	0
9	Elect Mr. John Kevin Medica [ID No.: 19580823JO] as a		For	661282	0	0	0
	Director
10	Approve to release the prohibition on the Directors from		For	661282	0	0	0
	participation in competitive business
11	Other issues and extraordinary motion		Abstain	0	0	661282	0

GREATEK ELECTRONICS INC

Cusip/Sedol:	6293989			Meeting Type:			Annual General Meeting

Ticker:	2441 TT			Meeting Date:			13-Jun-2008

ISIN	TW0002441003			Vote Deadline Date:			09-Jun-2008

Agenda	701591061	Management		Total Ballot Shares:			621223

Last Vote Date:	30-May-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT THIS IS AN AMENDMENT TO		None		Non Voting
	MEETING ID 465294 DUE TO DELETION OF
	RESOLUTION. ALL VOTES RECEIVED ON THE
	PREVIOUS MEETING WILL BE DISREGARDED AND
	YOU WILL NEED TO REINSTRUCT ON THIS MEETING
	NOTICE. THANK YOU.
2	To report the 2007 business reports		None		Non Voting
3	To report the 2007 audited reports reviewed by the		None		Non Voting
	Supervisors
4	Ratify the 2007 business and audited reports		For	621223	0	0	0
5	Ratify the 2007 earnings distribution proposals; proposed		For	621223	0	0	0
	cash dividend: TWD 3.0/SHS
6	Approve to revise the Articles of Incorporation		For	621223	0	0	0
7	Approve to rise the capital by issuing new shares from		For	621223	0	0	0
	earnings and employee's bonus; proposed stock dividend:
	60 SHS/ 1000 SHS
8	Approve to revise the procedures of loan to others		For	621223	0	0	0
9	Approve to revise the procedures of endorsement and		For	621223	0	0	0
	guarantees
10	Approve to revise the procedures of engaging derivatives		For	621223	0	0	0
	dealing
11	Approve to release the Directors from non-competition		For	621223	0	0	0
	duties
12	Other issues and extraordinary motions		None		Non Voting

NOVATEK MICROELECTRONICS CORP

Cusip/Sedol:	6346333			Meeting Type:			Annual General Meeting

Ticker:	3034 TT			Meeting Date:			13-Jun-2008

ISIN	TW0003034005			Vote Deadline Date:			02-Jun-2008

Agenda	701494685	Management		Total Ballot Shares:			491956

Last Vote Date:	26-Mar-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action

1	Receive 2007 business reports		None		Non Voting
2	Receive the 2007 audited reports reviewed by the		None		Non Voting
	Supervisors
3	Receive the report of the rules of the Board meeting		None		Non Voting
4	Ratify the 2007 business and financial reports		For	194479	0	0	0
5	Ratify the 2007 earnings distribution		For	194479	0	0	0
6	Ratify the issucance of new shares from earnings and		For	194479	0	0	0
	employee's bonus
7	Other issues and extraordinary motions		Abstain	0	0	194479	0

CHINA STEEL CORP

Cusip/Sedol:	6190950			Meeting Type:			Annual General Meeting

Ticker:	2002 TT			Meeting Date:			19-Jun-2008

ISIN	TW0002002003			Vote Deadline Date:			13-Jun-2008

Agenda	701605606	Management		Total Ballot Shares:			1376854

Last Vote Date:	30-May-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action

1	PLEASE NOTE THAT THIS IS AN AMENDMENT TO		None		Non Voting
	MEETING ID 481264 DUE TO ADDITION OF
	RESOLUTION. ALL VOTES RECEIVED ON THE
	PREVIOUS MEETING WILL BE DISREGARDED AND
	YOU WILL NEED TO REINSTRUCT ON THIS MEETING
	NOTICE. THANK YOU.
2	Report on the operations of 2007		None		Non Voting
3	Report on Supervisors review of the finalized financial		None		Non Voting
	statements of 2007
4	Report on the revision of Rules Governing the conduct of		None		Non Voting
	the Board of Directors
5	Approve the 2007 business report and financial statements		For	519247	0	0	0
6	Approve the distribution of 2007 profits [Cash dividend TWD		For	519247	0	0	0
	3.5 per share, Stock dividend 30 shares per 1,000 shares
	from retain earnings subject to 20% withholding Tax]
7	Approve the capitalization of 2007 dividends sharing		For	519247	0	0	0
8	Amend the Articles of Incorporation		For	519247	0	0	0
9	Approve the exchange of shares of China Steel Corporation		For	519247	0	0	0
	and Dragon Steel Corporation
10	Approve to issue new shares for exchanging shares of		For	519247	0	0	0
	Dragon Steel Corporation
11	Approve the amendments to Rules Governing the conduct		For	519247	0	0	0
	of the shareholders meeting
12	Approve the amendments to the procedures for acquisition		For	519247	0	0	0
	or disposal of assets
13	Approve the removal of the prohibition against the holdings		For	519247	0	0	0
	of the same or similar positions in Chung hung Steel
	Corporation and etc; for Chairman of Board of Directors Mr.
	Wen-Yuan Lin
14	Extemporary motions		None		Non Voting

PT TELEKOMUNIKASI INDONESIA (PERSERO) TBK

Cusip/Sedol:	B02ZK79			Meeting Type:			Annual General Meeting

Ticker:	TLKM IJ			Meeting Date:			20-Jun-2008

ISIN	ID1000099104			Vote Deadline Date:			12-Jun-2008

Agenda	701616522	Management		Total Ballot Shares:			1939500

Last Vote Date:	09-Jun-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Approve the Company's annual report for the FY 2007		For	653500	0	0	0
2	Ratify the Company's audit report partnership and		For	653500	0	0	0
	Community Development Program [program Kemitraan Dan
	Bina Lingkungan] audit report for the FYE 2007 and
	acquitital and grant discharge to the Members of the Board
	of Directors and Board of Commissioners
3	Approve the appropriation of the Company's net income for		For	653500	0	0	0
	the FY 2007
4	Approve to dtermine the remuneration Ammiunt for the		For	653500	0	0	0
	Members of the Directors and Board of Commissioners
5	Appoint the Independent Auditor to audit the Company's		For	653500	0	0	0
	audit report for the FY 2008, including audit of internal
	control over financial reporting and appointment of an
	Independent Auditor to audit the audit report of the
	partnership and Community Development Program for the
	FY 2008
6	Amend the Company's Articles of Association		For	653500	0	0	0
7	Approve the shares buyback III program		For	653500	0	0	0

YANZHOU COAL MNG CO LTD

Cusip/Sedol:	6109893			Meeting Type:			Annual General Meeting

Ticker:	1171 HK			Meeting Date:			27-Jun-2008

ISIN	CNE1000004Q8			Vote Deadline Date:			19-Jun-2008

Agenda	701579077	Management		Total Ballot Shares:			7736000

Last Vote Date:	30-May-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action

1	Approve the working report of the Board of Directors of the		For	320000	0	0	0
	Company [the Board] for the YE 31 DEC 2007
2	Approve the working report of the Supervisory Committee of		For	320000	0	0	0
	the Company for the YE 31 DEC 2007
3	Approve the audited financial statements of the Company		For	320000	0	0	0
	as at and for the YE 31 DEC 2007
4	Approve the profit distribution plan [the cash dividend		For	320000	0	0	0
	distribution plans] of the Company for the YE 31 DEC 2007
	and authorize the Board to distribute such dividend to
	shareholders of the Company
5	Re-appoint Mr. Wang Xin as a Non-Worker Representative		For	320000	0	0	0
	Executive Director of the 4th session of the Board for a term
	of 3 years, which will become effective upon the conclusion
	of the AGM
6	Re-appoint Mr. Geng Jiahuai as a Non-Worker		For	320000	0	0	0
	Representative Executive Director of the 4th session of the
	Board for a term of 3 years, which will become effective
	upon the conclusion of the AGM
7	Re-appoint Mr. Yang Deyu as a Non-Worker		For	320000	0	0	0
	Representative Executive Director of the 4th session of the
	Board for a term of 3 years, which will become effective
	upon the conclusion of the AGM
8	Re-appoint Mr. Shi Xuerang as a Non-Worker		For	320000	0	0	0
	Representative Executive Director of the 4th session of the
	Board for a term of 3 years, which will become effective
	upon the conclusion of the AGM
9	Re-appoint Mr. Chen Changchun as a Non-Worker		For	320000	0	0	0
	Representative Executive Director of the 4th session of the
	Board for a term of 3 years, which will become effective
	upon the conclusion of the AGM
10	Re-appoint Mr. Wu Yuxiang as a Non-Worker		For	320000	0	0	0
	Representative Executive Director of the 4th session of the
	Board for a term of 3 years, which will become effective
	upon the conclusion of the AGM
11	Re-appoint Mr. Wang Xinkun as a Non-Worker		For	320000	0	0	0
	Representative Executive Director of the 4th session of the
	Board for a term of 3 years, which will become effective
	upon the conclusion of the AGM
12	Re-appoint Mr. Zhang Baocai as a Non-Worker		For	320000	0	0	0
	Representative Executive Director of the 4th session of the
	Board for a term of 3 years, which will become effective
	upon the conclusion of the AGM
13	Re-appoint Mr. Pu Hongjiu as a Independent Non-Executive		For	320000	0	0	0
	Director of the 4th session of the Board for a term of 3
	years, which will become effective upon the conclusion of
	the AGM
14	Appoint Mr. Zhai Xigui as a Independent Non-Executive		For	320000	0	0	0
	Director of the 4th session of the Board for a term of 3
	years, which will become effective upon the conclusion of
	the AGM
15	Appoint Mr. Li Weian as a Independent Non-Executive		For	320000	0	0	0
	Director of the 4th session of the Board for a term of 3
	years, which will become effective upon the conclusion of
	the AGM
16	Re-appoint Mr. Wang Junyan as a Independent Non-		For	320000	0	0	0
	Executive Director of the 4th session of the Board for a term
	of 3 years, which will become effective upon the conclusion
	of the AGM
17	Re-appoint Mr. Song Guo as a Non-worker Representative		For	320000	0	0	0
	Supervisors of the 4th session of the Supervisory
	Committee, which will become effective upon conclusion of
	the AGM
18	Re-appoint Mr. Zhou Shoucheng as a Non-Worker		For	320000	0	0	0
	Representative Supervisors of the 4th session of the
	Supervisory Committee, which will become effective upon
	conclusion of the AGM
19	Appoint Mr. Zhang Shengdong as a Non-Worker		For	320000	0	0	0
	Representative Supervisors of the 4th session of the
	Supervisory Committee, which will become effective upon
	conclusion of the AGM
20	Appoint Ms. Zhen Ailan as a Non-Worker Representative		For	320000	0	0	0
	Supervisors of the 4th session of the Supervisory
	Committee, which will become effective upon conclusion of
	the AGM
21	Approve to determine the remuneration of the Directors and		For	320000	0	0	0
	the Supervisors of the Company for the YE 31 DEC 2008
22	Approve the Purchase of Liability Insurance for the		For	320000	0	0	0
	Directors, Supervisors and Senior Officers
23	Approve the appointments of Grant Thornton and Shine		For	320000	0	0	0
	Wing Certified Public Accountants Limited as the
	Company's international and PRC Auditors for the year
	2008, respectively, and an aggregate annual remuneration
	of RMB 6.96 million for the annual auditing and internal
	control evaluation auditing services, and authorize the
	Board to fix and pay their other service fees
24	Approve, the unconditional general mandate granted to the		For	0	320000	0	0
	Board to issue, allot and deal with additional H Shares in
	the share capital of the Company and to make or grant
	offers, agreements and options in respect thereof, subject to
	the following terms during or after the end of the relevant
	period shall not exceed 20 % of the number of H Shares in
	issue as at the date of the this resolution; and the Board will
	only exercise its power under such mandate in accordance
	with the Company Law of the PRC and the Rules Governing
	the Listing of Securities on The Stock Exchange of Hong
	Kong Limited [as amended from time to time] and only if all
	necessary approvals from the China Securities Regulatory
	Commission and/or other relevant PRC government
	authorities are obtained; [Authority expires the earlier at the
	conclusion of the next AGM of the Company or the
	expiration of a 12-month period]; and contingent on the
	directors and authorize the Board to approve, execute and
	do or procure to be executed and done, all such documents,
	deeds and things as it may consider relevant in connection
	with the issue of such new shares including, but not limited
	to, determining the time and place of issue, making all
	necessary applications to the relevant authorities and
	entering into an underwriting agreement [or any other
	agreement], to determine the use of proceeds and to make
	all necessary filings and registrations with the relevant PRC,
	Hong Kong and other authorities, and to make such
	amendments to the Articles of Association as it thinks fit so
	as to reflect the increase in registered capital of the
	Company and to reflect the new share capital structure of
	the Company under the intended allotment and issue of the
	shares of the Company pursuant to this resolution
25	Authorize the Board to repurchase the issued H Shares of		For	320000	0	0	0
	the Company on the Hong Kong Stock Exchange, subject to
	and in accordance with all applicable laws, rules and
	regulations and/or requirements of the governmental or
	regulatory body of securities in the PRC, the Hong Kong
	Stock Exchange or of any other governmental or regulatory
	body and the aggregate nominal value of H Shares of the
	Company authorized to be repurchased subject to the
	approval in this resolution during the relevant period shall
	not exceed 10% of the aggregate nominal value of the
	issued H Shares of the Company as at the date of the
	passing of this resolution; the passing of a special resolution
	with the same terms as the resolution set out in this
	resolution [except for this sub-paragraph at the AGM of the
	Company to be held on 27 JUN 2008 and the passing of a
	special resolution with the same terms as the resolution set
	out in this resolution [except for this sub-paragraph at a
	class meeting for the holders of H Shares and at a class
	meeting of the holders of Domestic Shares to be convened
	for such purpose; and the relevant PRC regulatory
	authorities as may be required by laws, rules and
	regulations of the PRC being obtained by the Company if
	appropriate; and the Company not being required by any of
	its creditors to repay or to provide guarantee in respect of
	any amount due to any of them [or if the Company is so
	required by any of its creditors, the Company having, in its
	absolute discretion, repaid or provided guarantee in respect
	of such amount] pursuant to the notification procedure as
	specified in Article 30 of the Articles of Association of the
	Company subject to the approval of all relevant PRC
	regulatory authorities for the repurchase of such H Shares
	being granted, to: amend the Articles of Association of the
	Company as it thinks fit so as to reduce the registered share
	capital of the Company and to reflect the new capital
	structure of the Company upon the repurchase of H Shares
	of the Company as contemplated in this resolution; and file
	the amended Articles of Association of the Company with
	the relevant governmental authorities of the PRC and
	Conditional upon: the special resolutions relating to the
	general mandate for the issue of additional H Shares; the
	special resolution for the grant of a general mandate to
	repurchase shares at the AGM and; the special resolutions
	as specified in the class meeting for the holders of H Shares
	and class meeting for the holders of Domestic
	Shareholders, respectively, being passed, the aggregate
	nominal amount of the H Shares of the Company which will
	be repurchased by the Company subject to the authority of
	the Directors granted under the special resolutions pursuant
	to the AGM and the class meetings shall be added to the
	aggregate nominal amount of share capital that may be
	allotted or agreed conditionally or unconditionally to be
	allotted by the Directors of the Company pursuant to S.11
	[Authority expires the earlier at the conclusion of the next
	AGM of the Company or the expiration of a 12-month
	period]

Vote Summary Report (Long)

July 1, 2007 - June 30, 2008

Sorted by Meeting Date.
In All Markets, for all statuses, for GUINNESS ATKINSON CHINA & HONG KONG FUND.

Dongfang Electrical Machinery Company Ltd		Cusip/Sedol	6278566	Ticker	1072 HK
Meeting Date	7/3/2007			Shares	1,510,000	Shares Voted	1,510,000
Meeting Type	EGM

Ballot Issues		Proponent	Mgmt	Vote
			Rec	Cast
Meeting of H Shareholders
Special Business
1a
Approve Acquisition of the Entire Registered Capital of Dongfang Turbine Co., Ltd., and Approximately 273.2 Million A Shares and an Additional 128.3 Million A Shares in Dongfang Boiler (Group) Co., Ltd. from Dongfang Electric Corp. (DEC) (Acquisition)
		Mgmt	For	For
1b	Approve Allotment and Issuance of 367 New A Shares as Part of the Consideration Payable for the Acquisition	Mgmt	For	For

	Fund Name		Shares Available		Shares Voted
	03502 GUINNESS ATKINSON CHINA & HONG KONG FUND		1,510,000		1,510,000
	Total:		1,510,000		1,510,000

Dongfang Electrical Machinery Company Ltd		Cusip/Sedol	6278566	Ticker	1072 HK
Meeting Date	7/3/2007			Shares	1,510,000	Shares Voted	1,510,000
Meeting Type	EGM

Ballot Issues		Proponent	Mgmt	Vote
			Rec	Cast
Special Business
1
Approve Acquisition of Equity Interests in Dongfang Turbine Co., Ltd. and Dongfang Boiler (Group) Co., Ltd. from Dongfang Electric Corp (DEC) (Acquisition) and Allotment Issuance of 367 Million New A Shares as Part of the Consideration
		Mgmt	For	For
Ordinary Business
2	Waive Requirement to Acquire Further Shares by Way of an Offer	Mgmt	For	For
3	Waive Requirement for Mandatory Offer to All Shareholders	Mgmt	For	For
4	Approve Connected Transaction with a Related Party and Annual Caps	Mgmt	For	For
5	Approve Profit Entitlement Proposal	Mgmt	For	For
Special Business
6
Change Company Name to Dongfang Electric Co., Ltd., and Registered Address to 18 Xixin Road, High-Tech District (Western District), Chengdu, Sichuan Province, PRC and Reflect Such Changes With the Company's Articles of Association
		Mgmt	For	For
7	Amend Articles Re: Capital Structure	Mgmt	For	For
Ordinary Business
8	Authorize Board to Deal With All Matters Relating to the Acquisition and the Allotment and Issue of the Acquisition Consideration Shares	Mgmt	For	For

	Fund Name		Shares Available		Shares Voted
	03502 GUINNESS ATKINSON CHINA & HONG KONG FUND		1,510,000		1,510,000
	Total:		1,510,000		1,510,000

Vtech Holdings Ltd		Cusip/Sedol	6928560	Ticker	303 HK
Meeting Date	8/3/2007			Shares	473,000	Shares Voted	473,000
Meeting Type	AGM

Ballot Issues		Proponent	Mgmt	Vote
			Rec	Cast
1	Accept Financial Statements and Statutory Reports	Mgmt	For	For
2	Approve Final Dividend	Mgmt	For	For
3a	Reelect Edwin Ying Lin Kwan as Director	Mgmt	For	For
3b	Reelect Pang King Fai as Director	Mgmt	For	For
3c	Reelect Raymond Ch'ien Kuo Fung as Director	Mgmt	For	For
3d	Reelect William Fung Kwok Lun as Director	Mgmt	For	For
3e	Approve Remuneration of Directors	Mgmt	For	For
4	Reappoint KPMG as Auditors and Authorize Board to Fix Their Remuneration	Mgmt	For	For
5	Authorize Repurchase of Up to 10 Percent of Issued Share Capital	Mgmt	For	For
6	Approve Issuance of Equity or Equity-Linked Securities without Preemptive Rights	Mgmt	For	For
7	Authorize Reissuance of Repurchased Shares	Mgmt	For	For

	Fund Name		Shares Available		Shares Voted
	03502 GUINNESS ATKINSON CHINA & HONG KONG FUND		473,000		473,000
	Total:		473,000		473,000

Petrochina Company Limited		Cusip/Sedol	6226576	Ticker	857 HK
Meeting Date	8/10/2007			Shares	8,256,000	Shares Voted	8,256,000
Meeting Type	EGM

Ballot Issues		Proponent	Mgmt	Vote
			Rec	Cast
Special Resolutions
1	Approve Allotment and Issuance of A Shares and Terms and Conditions	Mgmt	For	For
2	Authorize Board and its Attorney to Deal with Matters in Relation to the A Share Issue and the Listing of A Shares	Mgmt	For	For

	Fund Name		Shares Available		Shares Voted
	03502 GUINNESS ATKINSON CHINA & HONG KONG FUND		8,256,000		8,256,000
	Total:		8,256,000		8,256,000

China Petroleum & Chemical Corp.		Cusip/Sedol	6291819	Ticker	386 HK
Meeting Date	8/10/2007			Shares	5,570,000	Shares Voted	5,570,000
Meeting Type	EGM

Ballot Issues		Proponent	Mgmt	Vote
			Rec	Cast
1	Elect Su Shulin as Director	Mgmt	For	For

	Fund Name		Shares Available		Shares Voted
	03502 GUINNESS ATKINSON CHINA & HONG KONG FUND		5,570,000		5,570,000
	Total:		5,570,000		5,570,000

FAR EAST PHARMACEUTICAL TECHNOLOGY		Cusip/Sedol	6702065	Ticker	399 HK
Meeting Date	8/15/2007			Shares	1,240,000	Shares Voted	1,240,000
Meeting Type	EGM

Ballot Issues		Proponent	Mgmt	Vote
			Rec	Cast
1	Appoint ANDA Certified Public Accountants as Auditors and Authorize Board to Fix Their Remuneration	Mgmt	For	For

	Fund Name		Shares Available		Shares Voted
	03502 GUINNESS ATKINSON CHINA & HONG KONG FUND		1,240,000		1,240,000
	Total:		1,240,000		1,240,000

Wheelock & Co. Ltd.		Cusip/Sedol	6981488	Ticker	20 HK
Meeting Date	8/17/2007			Shares	1,330,000	Shares Voted	1,330,000
Meeting Type	EGM

Ballot Issues		Proponent	Mgmt	Vote
			Rec	Cast
1	Approve Acquisition of Approximately 1.5 Million Additional Shares in the Capital of The Wharf (Holdings) Ltd. in the Open Market Through the Stock Exchange	Mgmt	For	For

	Fund Name		Shares Available		Shares Voted
	03502 GUINNESS ATKINSON CHINA & HONG KONG FUND		1,330,000		1,330,000
	Total:		1,330,000		1,330,000

Wheelock & Co. Ltd.		Cusip/Sedol	6981488	Ticker	20 HK
Meeting Date	8/17/2007			Shares	1,330,000	Shares Voted	1,330,000
Meeting Type	AGM

Ballot Issues		Proponent	Mgmt	Vote
			Rec	Cast
1	Accept Financial Statements and Statutory Reports	Mgmt	For	For
2	Approve Final Dividend	Mgmt	For	For
3a	Reelect Stephen T.H. Ng as Director	Mgmt	For	For
3b	Reelect Kenneth W.S. Ting as Director	Mgmt	For	For
4	Reappoint KPMG as Auditors and Authorize Board to Fix Their Remuneration	Mgmt	For	For
5	Approve Increase in the Rate of Fee Payable to the Chairman and the Other Directors of the Company and of Those Directors Who are Also Members of the Audit Committee of the Company	Mgmt	For	For
6	Authorize Repurchase of Up to 10 Percent of Issued Share Capital	Mgmt	For	For
7	Approve Issuance of Equity or Equity-Linked Securities without Preemptive Rights	Mgmt	For	Against
8	Authorize Reissuance of Repurchased Shares	Mgmt	For	Against

	Fund Name		Shares Available		Shares Voted
	03502 GUINNESS ATKINSON CHINA & HONG KONG FUND		1,330,000		1,330,000
	Total:		1,330,000		1,330,000

Chen Hsong Holdings Ltd.		Cusip/Sedol	6189646	Ticker	57 HK
Meeting Date	8/23/2007			Shares	3,510,000	Shares Voted	3,510,000
Meeting Type	AGM

Ballot Issues		Proponent	Mgmt	Vote
			Rec	Cast
1	Accept Financial Statements and Statutory Reports	Mgmt	For	For
2	Approve Final Dividend of HK$0.16 Per Share	Mgmt	For	For
3a	Reelect Johnson Chin Kwang Tan as Director	Mgmt	For	For
3b	Reelect Anish Lalvani as Director	Mgmt	For	For
3c	Approve Directors' Fees for the Year Ending March 31, 2008 at an Aggregate Sum Not Exceeding HK$900,000	Mgmt	For	For
4	Reappoint Ernst & Young as Auditors and Authorize Board to Fix Their Remuneration	Mgmt	For	For
5	Authorize Repurchase of Up to 10 Percent of Issued Share Capital	Mgmt	For	For
6	Approve Issuance of Equity or Equity-Linked Securities without Preemptive Rights	Mgmt	For	Against
7	Authorize Reissuance of Repurchased Shares	Mgmt	For	Against

	Fund Name		Shares Available		Shares Voted
	03502 GUINNESS ATKINSON CHINA & HONG KONG FUND		3,510,000		3,510,000
	Total:		3,510,000		3,510,000

Victory City International Holdings Ltd		Cusip/Sedol	6179614	Ticker	539 HK
Meeting Date	8/30/2007			Shares	5,512,000	Shares Voted	5,512,000
Meeting Type	AGM

Ballot Issues		Proponent	Mgmt	Vote
			Rec	Cast
1	Accept Financial Statements and Statutory Reports	Mgmt	For	For
2	Approve Final Dividend of HK$0.068 Per Share by Way of a Scrip Dividend Scheme	Mgmt	For	For
3a	Reelect Lee Yuen Chiu, Andy as Director	Mgmt	For	For
3b	Reelect Kan Ka Hon as Director	Mgmt	For	For
3c	Reelect So Kam Wah as Director	Mgmt	For	For
3d	Authorize Board to Fix the Remuneration of Directors	Mgmt	For	For
4	Reappoint Auditors and Authorize Board to Fix Their Remuneration	Mgmt	For	For
5	Approve Issuance of Equity or Equity-Linked Securities without Preemptive Rights	Mgmt	For	Against
6	Authorize Repurchase of Up to 10 Percent of Issued Share Capital	Mgmt	For	For
7	Authorize Reissuance of Repurchased Shares	Mgmt	For	Against

	Fund Name		Shares Available		Shares Voted
	03502 GUINNESS ATKINSON CHINA & HONG KONG FUND		5,512,000		5,512,000
	Total:		5,512,000		5,512,000

Shenzhen Expressway Company Ltd.		Cusip/Sedol	6848743	Ticker	548 HK
Meeting Date	9/30/2007			Shares	3,784,000	Shares Voted	3,784,000
Meeting Type	EGM

Ballot Issues		Proponent	Mgmt	Vote
			Rec	Cast
1	Elect Jiang Lu Ming as Supervisor	Mgmt	For	For
2	Approve Emoluments of the Supervisor	Mgmt	For	For

	Fund Name		Shares Available		Shares Voted
	03502 GUINNESS ATKINSON CHINA & HONG KONG FUND		3,784,000		3,784,000
	Total:		3,784,000		3,784,000

Tianjin Development Holdings Ltd		Cusip/Sedol	6092357	Ticker	883 HK
Meeting Date	9/6/2007			Shares	3,724,000	Shares Voted	0
Meeting Type	EGM

Ballot Issues		Proponent	Mgmt	Vote
			Rec	Cast
1	Approve the 40 Percent Golden Horse Agreement, the 60 Percent Golden Horse Agreement, the Coastal Rapid Agreement, the Dynamic Infrastructure Agreement, and the Pearl Harbour Agreement	Mgmt	For

	Fund Name		Shares Available		Shares Voted
	03502 GUINNESS ATKINSON CHINA & HONG KONG FUND		3,724,000		0
	Total:		3,724,000		0

CHINA COAL ENERGY CO LTD		Cusip/Sedol	B1JNK84	Ticker	1898 HK
Meeting Date	9/7/2007			Shares	81,000	Shares Voted	0
Meeting Type	EGM

Ballot Issues		Proponent	Mgmt	Vote
			Rec	Cast
Special Business
1	Approve A Share Issue	Mgmt	For
2
Authorize Board to Determine and Deal with at its Discretion and with Full Authority, the Matters in Relation to the A Share Issue; and to Sign or Execute All Necessary Documents and Take All Other Necessary Actions for the Completion of the A Share Issue
		Mgmt	For
3	Amend Articles Re: Establishment of a Nomination Committee	Mgmt	For
4	Adopt Articles of Association	Mgmt	For
5	Approve Rules of Procedures for Shareholders' General Meetings	Mgmt	For
6	Approve Rules and Procedures for the Meetings of the Board of Directors	Mgmt	For
7	Approve Rules of Procedures for Supervisory Committee	Mgmt	For
Ordinary Business
8	Approve Report of Feasibility Analysis on the Use of Proceeds	Mgmt	For
9	Approve System of Independent Director's Work	Mgmt	For
10	Approve Administrative Measures on the Application of Funds Raised by the Issue of A Share	Mgmt	For
11	Approve Administrative Measures on Connected Transactions	Mgmt	For
12	Approve Administrative System of Security in Favor of External Parties	Mgmt	For

	Fund Name		Shares Available		Shares Voted
	03502 GUINNESS ATKINSON CHINA & HONG KONG FUND		81,000		0
	Total:		81,000		0

Hopewell Holdings Ltd.		Cusip/Sedol	6140290	Ticker	54 HK
Meeting Date	9/17/2007			Shares	200,000	Shares Voted	200,000
Meeting Type	EGM

Ballot Issues		Proponent	Mgmt	Vote
			Rec	Cast
1	Approve Disposal by Hopewell Guangzhou Ring Road Ltd. of its Entire Interest in Guangzhou E-S-W Ring Road Co., Ltd. to Guangzhou City Tongda Highway Co., Ltd.	Mgmt	For	For
2a	Reelect William Wing Lam Wong as Director	Mgmt	For	For
2b	Reelect Yuk Keung IP as Director	Mgmt	For	For

	Fund Name		Shares Available		Shares Voted
	03502 GUINNESS ATKINSON CHINA & HONG KONG FUND		200,000		200,000
	Total:		200,000		200,000

CHINA SHIPPING CONTAINER LINES CO LTD		Cusip/Sedol	B018L76	Ticker	2866 HK
Meeting Date	9/29/2007			Shares	2,621,000	Shares Voted	0
Meeting Type	EGM

Ballot Issues		Proponent	Mgmt	Vote
			Rec	Cast
Special Business
1	Approve A Share Issue	Mgmt	For
2	Approve Plan for Distribution of Distributable Profit Before the A Share Issue	Mgmt	For
3	Elect Shen Zhongying as Independent Non-Executive Director	Mgmt	For
4	Approve Removal of Yao Guojian as Supervisor	Mgmt	For
5	Amend Articles Re: A Share Issue	Mgmt	For
6	Approve Rules of Procedure of Shareholders' General Meetings	Mgmt	For
7	Approve Rules of Procedure of Meetings of the Board of Directors	Mgmt	For
8	Approve Rules of Procedure of Meeting of the Supervisory Committee	Mgmt	For
9	Approve Fair Decision-Making System for Connected Transactions	Mgmt	For

	Fund Name		Shares Available		Shares Voted
	03502 GUINNESS ATKINSON CHINA & HONG KONG FUND		2,621,000		0
	Total:		2,621,000		0

CHINA SHIPPING CONTAINER LINES CO LTD		Cusip/Sedol	B018L76	Ticker	2866 HK
Meeting Date	9/29/2007			Shares	2,621,000	Shares Voted	2,621,000
Meeting Type	EGM

Ballot Issues		Proponent	Mgmt	Vote
			Rec	Cast
Special Business
Meeting for Holders of H Shares
1	Approve A Share Issue	Mgmt	For	For
2	Approve Plan for Distribution of Distributable Profit Before the A Share Issue	Mgmt	For	For

	Fund Name		Shares Available		Shares Voted
	03502 GUINNESS ATKINSON CHINA & HONG KONG FUND		2,621,000		2,621,000
	Total:		2,621,000		2,621,000

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Guinness Atkinson China & Hong Fund

Meeting Date Range: July 1, 2007 - June 30, 2008

SHANGHAI INDUSTRIAL HOLDINGS LTD

Cusip/Sedol:	6810010			Meeting Type:			ExtraOrdinary General Meeting

Ticker:	363 HK			Meeting Date:			26-Nov-2007

ISIN	HK0363006039			Vote Deadline Date:			14-Nov-2007

Agenda	701405703	Management		Total Ballot Shares:			893000

Last Vote Date:	22-Nov-2007

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Approve the Proposed Spin-off as specified and authorize		For	893000	0	0	0
	the Board of Directors of the Company [the Board] to
	approve and implement the Proposed Spin-off and to do all
	such acts, to enter into all such agreements, transactions
	and arrangements and to take all such actions in connection
	therewith or arising therefrom in relation to the Proposed
	Spin-off as the Board may consider necessary or expedient
	in order to give effect to the Proposed Spin-off
2	Approve the adoption of the WF Scheme, subject to and		For	893000	0	0	0
	conditional upon: a) the passing of an ordinary resolution of
	the shareholders of The Wing Fat Printing Company,
	Limited [WF Printing] approving the adoption of the share
	option scheme of WF Printing [the WF Scheme], as
	specified; b) the approval of the WF Scheme by the
	shareholders of the Company; c) the listing committee of
	The Stock Exchange of Hong Kong Limited granting
	approval of the listing of, and permission to deal in, the
	shares of WF Printing in issue and to be issued as
	mentioned in the prospectus [as specified] and any shares
	of WF Printing which may fall to be issued pursuant to the
	exercise of options granted under the WF Scheme, whether
	the granting of the listing and permission is subject to
	conditions or not; and d) the obligations of the underwriters
	of the Global Offering [as specified] under the underwriting
	agreements in respect of the Global Offering becoming
	unconditional [including, if relevant, as a result of the waiver
	of any condition(s) by the Global Coordinator (as specified)
	for itself and the said underwriters] and not being terminated
	in accordance with the respective terms of such
	underwriting agreements or otherwise and authorize the
	Board of Directors of the Company [the Board] to do all
	such acts, to enter into all such agreements, transactions
	and arrangements and to take all such actions in connection
	therewith or arising therefrom as the Board may consider
	necessary or expedient in order to give effect to the WF
	Scheme

CHAODA MODERN AGRICULTURE HLDGS LTD

Cusip/Sedol:	6313490			Meeting Type:			Annual General Meeting

Ticker:	682 HK			Meeting Date:			28-Nov-2007

ISIN	KYG2046Q1073			Vote Deadline Date:			21-Nov-2007

Agenda	701397348	Management		Total Ballot Shares:			3984000

Last Vote Date:	20-Nov-2007

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action

1	Receive the audited financial statements and the reports of		For	3984000	0	0	0
	the Directors and the Auditors for the YE 30 JUN 2007
2	Approve the final dividend for the YE 30 JUN 2007		For	3984000	0	0	0
3	Re-elect Mr. Ip Chi Ming as a Director		For	3984000	0	0	0
4	Re-elect Dr. Lee Yan as a Director		For	3984000	0	0	0
5	Re-elect Ms. Wong Hip Ying as a Director		For	3984000	0	0	0
6	Re-elect Ms. Luan Yue Wen as a Director		For	3984000	0	0	0
7	Authorize the Directors to fix the remuneration of the		For	3984000	0	0	0
	Directors
8	Re-appoint Grant Thornton as the Auditors of the Company		For	3984000	0	0	0
	and authorize the Directors to fix their remuneration
9	Authorize the Directors of the Company to purchase, or		For	3984000	0	0	0
	otherwise acquire shares, in the capital of the Company
	during the relevant period, on The Stock Exchange of Hong
	Kong Limited or on any other stock exchange on which the
	shares of the Company may be listed and recognized by
	The Stock Exchange of Hong Kong Limited and the
	Securities and Futures Commission of Hong Kong for this
	purpose, subject to and in accordance with all applicable
	laws and requirements of the Hong Kong Code on share
	repurchase and the Rules Governing the Listing of
	Securities on The Stock Exchange of Hong Kong Limited
	[as amended from time to time], not exceeding 10% of the
	aggregate nominal amount of the issued share capital of the
	Company; [Authority expires the earlier of the conclusion of
	the next AGM of the Company or the expiration of the
	period within which the next AGM of the Company is
	required by the Articles of Association of the Company or
	any applicable laws to be held]
10	Authorize the Directors of the Company to allot, issue and		For	0	3984000	0	0
	deal with additional shares in the capital of the Company
	and make or grant offers, agreements, options [including
	bonds, warrants and debentures convertible into shares of
	the Company] and rights of exchange or conversion, subject
	to and in accordance with all applicable laws and
	requirements of the Rules Governing the Listing of
	Securities on The Stock Exchange of Hong Kong Limited
	[as amended from time to time], during and after the
	relevant period, not exceeding the aggregate of 20% of the
	aggregate nominal amount of the issued share capital of the
	Company; otherwise than pursuant to a) a rights issue; or b)
	the exercise of options or similar arrangement; or c) the
	exercise of any rights of conversion under any convertible
	bonds, debentures or notes issued by the Company; or d)
	an issue of shares upon the exercise of subscription rights
	attaching to any warrants which may be issued by the
	Company; and or e) any scrip dividend or similar
	arrangement; [Authority expires the earlier of the conclusion
	of the next AGM of the Company or the expiration of the
	period within which the next AGM of the Company is
	required by the Articles of Association of the Company or
	any applicable laws to be held]
11	Approve, conditional upon the passing of Resolutions 5.A		For	0	3984000	0	0
	and 5.B, to extend the general mandate granted to the
	Directors of the Company to allot, issue and otherwise deal
	with the shares pursuant to Resolution 5.B by the addition
	thereto of an amount representing the aggregate nominal
	amount of the shares of the Company purchased or
	otherwise acquired by the Company pursuant to Resolution
	5.A, provided that such amount does not exceed 10% of the
	aggregate nominal amount of the issued share capital of the
	Company at the date of passing this resolution
12	Approve, conditional upon the Listing Committee of the		For	3984000	0	0	0
	Stock Exchange granting the listing of, and permission to
	deal in the Bonus shares [as specified] to be pursuant to
	this resolution: i] an amount of approximately HKD
	2,984,167.60 standing to the credit of the share premium
	account of the Company be capitalized in accordance with
	the Article 142 of the Articles of Association of the Company
	and authorize the Directors of the Company to apply such
	amount in paying up in full at par 29,841,676 new ordinary
	shares of HKD 0.10 each in the capital of the Company [the
	'Bonus Shares] to be allotted, issued and distributed,
	credited as fully paid, to the members of the Company
	whose names appear on the register of the members of the
	Company at the close of business on 28 NOV 2007 on the
	basis of one Bonus Share for every 80 existing shares of
	the Company held [the ''Bonus Issue'']; the Bonus Shares
	shall rank pari passu in all respects with the then existing
	issued shares of the Company except that they will not be
	entitled to participate in any dividend declared or
	recommended by the Company in respect of the FYE 30
	JUN 2007; ii] no fractional Bonus Shares shall be allotted to
	members of the Company and fractional entitlements [if
	any] will be aggregated and sold for the benefit of the
	Company; and iii] authorize the Directors to do all acts and
	things as may be necessary and expedient in connection
	with or to give effect to the Bonus Issue including but not
	limited to the issue of the Bonus Shares and adjusting the
	amount to be capitalized out of the share premium account
	of the Company and the number of the Bonus Shares and
	adjusting the amount to be capitalized out of the share
	premium account of the Company and the number of the
	Bonus Shares to be allotted, issued and distributed in the
	manner as specified

ESPRIT HOLDINGS LTD

Cusip/Sedol:	6321642			Meeting Type:			Annual General Meeting

Ticker:	330 HK			Meeting Date:			04-Dec-2007

ISIN	BMG3122U1457			Vote Deadline Date:			23-Nov-2007

Agenda	701377512	Management		Total Ballot Shares:			901911

Last Vote Date:	21-Nov-2007

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action

1	Receive and consider the audited consolidated financial		For	671071	0	0	0
	statements and the Reports of the Directors and Auditors of
	the Group for the YE 30 JUN 2007
2	Approve a final dividend of HKD 1.00 per Share for the YE		For	671071	0	0	0
	30 JUN 2007
3	Approve a special dividend of HKD 1.48 per Share for the		For	671071	0	0	0
	YE 30 JUN 2007
4	Re-elect Mr. John Poon Cho Ming as Director		For	671071	0	0	0
5	Re-elect Mr. Jerome Squire Griffith as Director		For	671071	0	0	0
6	Re-elect Mr. Alexander Reid Hamilton as Director		For	671071	0	0	0
7	Authorize the Directors to fix their remuneration		For	671071	0	0	0
8	Re-appoint Messrs. PricewaterhouseCoopers as Auditors		For	671071	0	0	0
	and authorize the Directors to fix their remuneration
9	Authorize the Directors to purchase shares not exceeding		For	671071	0	0	0
	10 % of the issued share capital of the Company
10	Authorize the Directors, subject to restriction on discount		For	671071	0	0	0
	and restriction on refreshment as stated in the specified
	circular, to issue, allot and deal with additional shares up to
	a maximum of 5 % of the issued share capital of the
	Company, save in the case of an allotment for the purpose
	of an acquisition or where the consideration for such
	allotment is otherwise than wholly in cash, up to a maximum
	of 10 % of the issued share capital of the Company as at
	the date of passing of this resolution
11	Approve to extend the general mandate granted to the		For	671071	0	0	0
	Directors to issue shares in Resolution 7 by the number of
	shares repurchased under Resolution 6

CNOOC LTD

Cusip/Sedol:		B00G0S5			Meeting Type:			ExtraOrdinary General Meeting

Ticker:		883 HK			Meeting Date:			06-Dec-2007

ISIN		HK0883013259			Vote Deadline Date:			26-Nov-2007

Agenda		701407290	Management		Total Ballot Shares:			12299000

Last Vote Date:		22-Nov-2007

Item	Proposal			Recommendation	For	Against	Abstain	Take No Action

1	Approve and ratify the Revised Cap for the "Provision of			For	10957000	0	0	0
	exploration and support services" category of continuing
	connected transactions, as specified
2	Approve the Non-exempt Continuing Connected			For	10957000	0	0	0
	Transactions as specified, which the Company expects to
	occur on a regular and continuous basis in the ordinary and
	usual course of business of the Company and its
	subsidiaries, as the case may be, and to be conducted on
	normal commercial terms, and authorize any Director of the
	Company to do all such further acts and things and execute
	such further documents and take all such steps which in
	their opinion may be necessary, desirable or expedient to
	implement and/or give effect to the terms of such
	transactions
3	Approve and ratify the Proposed Caps for each category of			For	10957000	0	0	0
	the Non-exempt Continuing Connected Transactions, as
	specified

KINGBOARD CHEMICAL HOLDINGS LTD

Cusip/Sedol:		6491318			Meeting Type:			ExtraOrdinary General Meeting

Ticker:		148 HK			Meeting Date:			10-Dec-2007

ISIN		KYG525621408			Vote Deadline Date:			03-Dec-2007

Agenda		701413798	Management		Total Ballot Shares:			1577000

Last Vote Date:		28-Nov-2007

Item	Proposal			Recommendation	For	Against	Abstain	Take No Action

1	Approve the Revised Annual Caps [such terms shall have			For	1278000	0	0	0
	the meaning as specified] and authorize any Directors of the
	Company to do, approve and transact all such acts and
	things as they may in their discretion consider necessary or
	desirable in connection therewith

KINGBOARD LAMINATES HOLDINGS LTD

Cusip/Sedol:		B1HHFV6			Meeting Type:			ExtraOrdinary General Meeting

Ticker:		1888 HK			Meeting Date:			10-Dec-2007

ISIN		KYG5257K1076			Vote Deadline Date:			06-Dec-2007

Agenda		701415932	Management		Total Ballot Shares:			43181

Last Vote Date:		06-Dec-2007

Item	Proposal			Recommendation	For	Against	Abstain	Take No Action

1	Approve the revised annual caps [as specified], and			For	43181	0	0	0
	authorize any Director of the Company to do, approve and
	transact all such acts and things as they may in their
	discretion consider necessary or desirable in connection
	therewith

DONGFANG ELECTRIC CORPORATION LTD

Cusip/Sedol:		6278566			Meeting Type:			ExtraOrdinary General Meeting

Ticker:		1072 HK			Meeting Date:			11-Dec-2007

ISIN		CNE100000304			Vote Deadline Date:			29-Nov-2007

Agenda		701396029	Management		Total Ballot Shares:			1846000

Last Vote Date:		22-Nov-2007

Item	Proposal			Recommendation	For	Against	Abstain	Take No Action
1	Appoint Mr. Zhang Xiaolun as a Director of the Company			For	1510000	0	0	0
2	Appoint Mr. Wen Shugang as a Director of the Company			For	1510000	0	0	0
3	Appoint Mr. Zhang Jilie as a Director of the Company			For	1510000	0	0	0
4	Appoint Mr. Wen Limin as a Supervisor of the Company			For	1510000	0	0	0
5	Amend the existing Articles of Association as specified and			For	1510000	0	0	0
	authorize the Board to submit the amended Articles of
	Association to the relevant PRC government authorities for
	approval: original Article 3 is proposed to be amended to
	become "Registered name of the Company: Dongfang
	Electric Corporation Limited" and and the original Article 14
	is to be amended as specified

ANGANG STEEL COMPANY LTD

Cusip/Sedol:		6015644			Meeting Type:			ExtraOrdinary General Meeting

Ticker:		347 HK			Meeting Date:			28-Dec-2007

ISIN		CNE1000001V4			Vote Deadline Date:			20-Dec-2007

Agenda		701412063	Management		Total Ballot Shares:			7187801

Last Vote Date:		22-Nov-2007

Item	Proposal			Recommendation	For	Against	Abstain	Take No Action

1	Approve, the 2007 Supply of Materials and Services			For	6234000	0	0	0
	Agreement, the relevant monetary caps of 2008 and 2009,
	and the transactions contemplated thereunder, and
	authorize the Board to do such further acts and things and
	execute further documents and take all such steps which in
	their opinion may be necessary, desirable or expedient to
	implement and/or give effect to the terms of the 2007
	Supply of Materials and Services Agreement
2	Approve, the revision of the 2007 annual caps of the			For	6234000	0	0	0
	support services from RMB 5,700 million to RMB 8,000
	million, and authorize the Board to do such further acts and
	things and execute further documents and take all such
	steps which in its opinion may be necessary, desirable or
	expedient to implement and/or give effect to such revision
3	Approve, the revision of the 2007 annual caps of the			For	6234000	0	0	0
	financial services from RMB 200 million to RMB 250 million,
	and authorize the Board to do such further acts and things
	and execute further documents and take all such steps
	which in its opinion may be necessary, desirable or
	expedient to implement and/or give effect to such revision
4	Approve, the appointment of Mr. Wen Baoman as a			For	6234000	0	0	0
	Member of the Supervisory Committee of the Company

TIANJIN DEVELOPMENT HOLDINGS LTD

Cusip/Sedol:	6092357			Meeting Type:			ExtraOrdinary General Meeting

Ticker:	882 HK			Meeting Date:			16-Jan-2008

ISIN	HK0882007260			Vote Deadline Date:			15-Jan-2008

Agenda	701435833	Management		Total Ballot Shares:			3724000

Last Vote Date:	11-Jan-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action

1	Approve and ratify, the conditional sale and purchase		For	3724000	0	0	0
	agreement [the Sale and Purchase Agreement] dated 03
	DEC 2007 entered into among (i) the Company, (ii)
	Championwin Limited [Championwin], an indirect wholly-
	owned subsidiary of the Company, and (iii) Tsinlien Group
	Company Limited [Tsinlien], as specified, whereby
	Championwin agreed to purchase and Tsinlien agreed to
	sell (i) the entire issued share capital of Tsinlien Realty
	Limited [Tsinlien Realty] and (ii) all the shareholder's loan
	advanced by Tsinlien to Tsinlien Realty at the completion of
	the sale and purchase agreement, for a total consideration
	of HKD 825,000,000 which will be satisfied as to HKD
	560,000,000 paid in cash and as to the balance thereof,
	being HKD 265,000,000, by the allotment and issue of
	31,850,000 new shares of HKD 0.10 each in the share
	capital of the Company [collectively the Consideration
	Shares] at an issue price of approximately HKD 8.32 per
	share to Tsinlien or its nominee(s); and authorize the
	directors [the Directors] of the Company to do all such acts
	and things and execute all such documents which they
	consider necessary, desirable or expedient for the
	implementation of and giving effect to the sale and
	purchase agreement and the transactions contemplated
	thereunder; and approve, conditional upon the Listing
	Committee of The Stock Exchange of Hong Kong Limited
	granting the listing of, and the permission to deal in, the
	consideration shares, the allotment and issue of the
	consideration shares of HKD 0.10 each of the Company
	credited as fully paid at an issue price of approximately
	HKD 8.32 per consideration share to the Tsinlien or its
	nominee(s) pursuant to the sale and purchase agreement;
	and authorize any Director to allot and issue the
	consideration shares in accordance with the terms of the
	sale and purchase agreement and to take all steps
	necessary, desirable or expedient in his opinion to
	implement or give effect to the allotment and issue of the
	consideration shares

CHINA SHIPPING DEVELOPMENT CO LTD

Cusip/Sedol:	6782045			Meeting Type:			ExtraOrdinary General Meeting

Ticker:	1138 HK			Meeting Date:			18-Jan-2008

ISIN	CNE1000002S8			Vote Deadline Date:			11-Jan-2008

Agenda	701416681	Management		Total Ballot Shares:			5546000

Last Vote Date:	06-Dec-2007

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action

1	Approve and ratify the four construction agreements all		For	4510000	0	0	0
	dated 22 OCT 2007 between the Company, Dalian
	Shipbuilding Industry Company Limited and China
	Shipbuilding International Trading Company Limited, each
	for the construction of one very large iron ores carrier
	["VLOC"] [for a total of four VLOCs], as specified and
	authorize the Directors of the Company to do such other
	acts and things and execute such other documents which in
	their opinion may be necessary or desirable to implement
	the agreements
2	Approve and ratify the four construction agreements all		For	4510000	0	0	0
	dated 27 OCT 2007 between the Company, CSSC
	Guangzhou Longxue Shipbuilding Co., Ltd and China
	Shipbuilding Trading Co., Ltd., each for the construction of
	one VLOC [for a total of four VLOCs], as specified and
	authorize the Directors of the Company to do such other
	acts and things and execute such other documents which in
	their opinion may be necessary or desirable to implement
	the agreements
3	Approve and ratify the four bareboat charterparties all dated		For	4510000	0	0	0
	14 NOV 2007 between the Company and China Shipping
	Container Lines Co., Ltd. for the leasing of the container
	vessels "Xiang Li", "Xiang Mao", "Xiang Yue" and "Xiang
	Zhuang", as specified and authorize the Directors of the
	Company to do such other acts and things and execute
	such other documents which in their opinion may be
	necessary or desirable to implement the agreements
4	Approve and ratify the five bareboat charterparties all dated		For	4510000	0	0	0
	14 NOV 2007 between each of Xiang Da Shipping S.A.,
	Xiang Xing Shipping S.A., Xiang Wang Shipping S.A. and
	Xiang Xiu Shipping S.A. and China Shipping Container
	Lines (Asia) Co., Ltd. for the leasing of the container
	vessels "Xiang Da", "Xiang Xiu", "Xiang Xing", "Xiang
	Wang", "Xiang Zhu", as specified and authorize the
	Directors of the Company to do such other acts and things
	and execute such other documents which in their opinion
	may be necessary or desirable to implement the
	agreements
5	Approve and ratify the bareboat charterparty dated 14 NOV		For	4510000	0	0	0
	2007 between the Shanghai Maritime Enterprises Corp. and
	the Company for the leasing of the tanker "Da Qing 88", as
	specified and authorize the Directors of the Company to do
	such other acts and things and execute such other
	documents which in their opinion may be necessary or
	desirable to implement the agreements
6	Approve and ratify the bareboat charterparty dated 14 NOV		For	4510000	0	0	0
	2007 between the China Shipping (Hong Kong) Holdings
	Co., Ltd. and Xi Chuan Shipping S.A. for the leasing of the
	tanker "Song Lin Wan", as specified and authorize the
	Directors of the Company to do such other acts and things
	and execute such other documents which in their opinion
	may be necessary or desirable to implement the
	agreements
7	Approve the appointment of Mr. Zhu Yongguang as an		For	4510000	0	0	0
	Independent Non-Executive Director of the Company
8	Approve the appointment of Mr. Yu Shicheng as a		For	4510000	0	0	0
	Supervisor of the Company
9	Approve the purchase of liability insurance policy for the		For	4510000	0	0	0
	Company's Directors, Supervisors and Senior Management
	at AIU Insurance Company at the rate of USD 39,000 for a
	cover period of 1 year and authorize the Directors of the
	Company to arrangement renewal of such insurance policy
	upon its expiry
10	Amend Article 133 of the Articles of Association of the		For	4510000	0	0	0
	Company from "The Supervisory Committee shall comprise
	3 to 5 persons, one of which shall be the Chairman of the
	Supervisory Committee" to "The Supervisory Committee
	shall comprise 3 to 9 persons, one of which shall be the
	Chairman of the Supervisory Committee" with other
	contents remain unchanged

DONGFANG ELECTRIC CORPORATION LTD

Cusip/Sedol:	6278566			Meeting Type:			ExtraOrdinary General Meeting

Ticker:	1072 HK			Meeting Date:			29-Jan-2008

ISIN	CNE100000304			Vote Deadline Date:			11-Jan-2008

Agenda	701431657	Management		Total Ballot Shares:			1462000

Last Vote Date:	11-Jan-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action

1	Approve the establishment of DEMC		For	1284000	0	0	0

YANZHOU COAL MNG CO LTD

Cusip/Sedol:	6109893			Meeting Type:			ExtraOrdinary General Meeting

Ticker:	1171 HK			Meeting Date:			30-Jan-2008

ISIN	CNE1000004Q8			Vote Deadline Date:			23-Jan-2008

Agenda	701432510	Management		Total Ballot Shares:			8190000

Last Vote Date:	11-Jan-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action

1	Approve and ratify the terms of the Acquisition Agreement		For	6653200	0	0	0
	entered into between Heze Neng Hua and the Parent
	Company for the Acquisition, and all the transactions
	contemplated therein; and approve the execution of the
	Acquisition Agreement by the Directors of the Company and
	authorize the Directors of the Company [or any one of them]
	to do all such acts and things, to sign and execute all such
	further documents and to take such steps as the Directors
	of the Company [or any one of them] may in their absolute
	discretion consider necessary, appropriate, desirable or
	expedient to give effect to or in connection with the
	Agreements or any of the transactions contemplated
	thereunder and all other matters thereto
2	Amend Article 158 of the Company's Articles of Association		For	6653200	0	0	0
	as speicified

JIANGXI COPPER CO LTD

Cusip/Sedol:		6000305			Meeting Type:			ExtraOrdinary General Meeting

Ticker:		358 HK			Meeting Date:			19-Feb-2008

ISIN		CNE1000003K3			Vote Deadline Date:			12-Feb-2008

Agenda		701439665	Management		Total Ballot Shares:			4611000

Last Vote Date:		11-Jan-2008

Item	Proposal			Recommendation	For	Against	Abstain	Take No Action
1	Approve: [a] the H-Share Appreciation Rights Scheme of			For	3945000	0	0	0
	Jiangxi Copper Company Limited with summary of the
	terms as specified; [b] to authorize the Board of Directors of
	the Company [the Board] to grant the share appreciation
	rights, representing the rights conferred to relevant
	members of the Directors and Senior Management of the
	Company to receive stipulated earnings from the increase in
	share price of H-share of the Company, subject to specific
	timeframe and conditions, in accordance with the Share
	Appreciation Rights Scheme and the relevant legal
	requirements [the Share Appreciation Rights]; [c] to
	authorize the Board to make corresponding adjustments in
	accordance with the rules and methods set out in the Share
	Appreciation Rights Scheme in the event that adjustments
	to the offer prices or number of the Share Appreciation
	Rights are necessary due to the changes in the ordinary
	share capital structure of the Company or other similar
	reason arising from, inter alia, share issue, share allotment,
	dividend or share reduction; [d] to amend the Share
	Appreciation Rights Scheme, and to decide and formulate
	any matters relating to the Share Appreciation Rights
	Scheme within the scope applicable to the Share
	Appreciation Rights Scheme; [e] to authorize the Board to
	proceed with the examination, registration, filing, approval
	and consent procedures with relevant government
	authorities; to sign, execute, amend and complete
	documents to be submitted to relevant government
	authorities, organizations and individuals; and to do all acts,
	matters and things deemed necessary, appropriate or
	expedient in relation to the Share Appreciation Rights
	Scheme

CHINA SHIPPING CONTAINER LINES CO LTD

Cusip/Sedol:		B018L76			Meeting Type:			ExtraOrdinary General Meeting

Ticker:		2866 HK			Meeting Date:			21-Feb-2008

ISIN		CNE100000536			Vote Deadline Date:			14-Feb-2008

Agenda		701440303	Management		Total Ballot Shares:			5162550

Last Vote Date:		11-Jan-2008

Item	Proposal			Recommendation	For	Against	Abstain	Take No Action

1	Appoint Mr. Lin Jianqing as a Non-Executive Director of the			For	5162550	0	0	0
	Company with effect from the approval of such appointment
	at the EGM until the conclusion of the AGM of the Company
	for the year 2009, i.e. on or around June 2010

CHINA SHIPPING DEVELOPMENT CO LTD

Cusip/Sedol:		6782045			Meeting Type:			ExtraOrdinary General Meeting

Ticker:		1138 HK			Meeting Date:			29-Feb-2008

ISIN		CNE1000002S8			Vote Deadline Date:			22-Feb-2008

Agenda		701445012	Management		Total Ballot Shares:			5352000

Last Vote Date:		08-Feb-2008

Item	Proposal			Recommendation	For	Against	Abstain	Take No Action

1	Approve and ratify the four construction agreements all			For	4510000	0	0	0
	dated 29 DEC 2007 between China Shipping Development
	(Hong Kong) Marine Co., Limited, China Shipbuilding &
	Offshore International Company Limited and Dalian
	Shipbuilding Industry Company Limited, each for the
	construction of one very large iron ores carrier ["VLOC"] [for
	a total of four VLOCs], as specified and authorize the
	Directors of the Company to do such other acts and things
	and execute such other documents which in their opinion
	may be necessary or desirable to implement the
	agreements
2	Approve and ratify the six construction agreements all dated			For	4510000	0	0	0
	29 DEC 2007 between the Company and China Shipping
	Industry Co. Ltd. and China Shipping Industry (Jiangsu)
	Co., Ltd. and the four construction agreements all dated 29
	DEC 2007 between China Shipping Development (Hong
	Kong) Limited, China Shipping Industry Co., Ltd. and China
	Shipping Industry (Jiangsu) Co., Ltd., each for the
	construction of one dry bulk carriers [for a total of ten dry
	bulk carriers], as specified and authorize the Directors of the
	Company to do such other acts and things and execute
	such other documents which in their opinion may be
	necessary or desirable to implement the agreements
3	Approve to change the Company's Domestic Auditor and			For	4510000	0	0	0
	International Auditor to Vocation International Certified
	Public Accountant Co., Ltd. and Tianzhi (H.K.) C.P.A.
	effective from the date of this resolution and authorize the
	Directors of the Company to fix the remuneration of the
	Domestic and International Auditors respectively

LENOVO GROUP LTD

Cusip/Sedol:		6218089			Meeting Type:			ExtraOrdinary General Meeting

Ticker:		992 HK			Meeting Date:			17-Mar-2008

ISIN		HK0992009065			Vote Deadline Date:			05-Mar-2008

Agenda		701465735	Management		Total Ballot Shares:			16748000

Last Vote Date:		04-Mar-2008

Item	Proposal			Recommendation	For	Against	Abstain	Take No Action
1	Approve and ratify, the S&P Agreement dated 30 JAN 2008			For	13662000	0	0	0
	in respect of the disposal of 100% interest in the registered
	capital of Lenovo Mobile Communication Technology
	Limited entered into between, Lenovo Manufacturing
	Limited, Lenovo [Beijing] Limited, Jade Ahead Limited, LEV
	Ventures, Ample Growth Enterprises Limited, Super
	Pioneer International Limited and the Company [details
	have been defined in the circular of the Company dated 20
	FEB 2008], a copy of which has been produced to the
	meeting marked A and signed by the Chairman of the
	meeting for identification purpose, and the transactions
	contemplated there under; and authorize any 1 Director or
	any 2 Directors [if affixation of the common seal is
	necessary] or any delegate(s) by such Director(s) to sign
	and/or execute all such other documents, instruments or
	agreements and to do or take all such actions or things as
	such Director(s) consider(s) necessary or desirable to
	implement and/or give effect to the terms of the S&P
	Agreement and the transactions contemplated thereunder
2	PLEASE NOTE THAT THIS IS A REVISION DUE TO			None		Non Voting
	CHANGE IN RECORD DATE. IF YOU HAVE ALREADY
	SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
	PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
	ORIGINAL INSTRUCTIONS. THANK YOU.

BYD COMPANY LTD

Cusip/Sedol:		6536651			Meeting Type:			Class Meeting

Ticker:		1211 HK			Meeting Date:			20-Mar-2008

ISIN		CNE100000296			Vote Deadline Date:			11-Mar-2008

Agenda		701454960	Management		Total Ballot Shares:			857000

Last Vote Date:	04-Mar-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action

1	Approve, conditional upon the Listing Committee of The		For	857000	0	0	0
	Stock Exchange of Hong Kong Limited [Stock Exchange]
	granting or agreeing to grant the listing of, and permission
	to deal in, the H shares of the Company of RMB1 each of
	the Company [H Shares] to be issued under the Bonus
	Issue, the approval of the holders of H shares [H
	Shareholders] and the approval of the holders [Domestic
	Shareholders, together with the H Shares, the Shares] of
	domestic shares of RMB 1 each of the Company [Domestic
	Shares] at the respective class meetings and the approval
	of the Ministry of Commerce of the People's Republic of
	China [the PRC]: a) to increase the registered capital of the
	Company from RMB 539,500,000 to RMB 2,050,100,000 by
	capitalizing an amount of RMB 1,510,600,000 of the capital
	reserve fund of the Company, and to allot and issue a total
	of 1,510,600,000 new ordinary shares of RMB 1 each
	[Bonus Shares], comprising 418,600,000 new H Shares and
	1,092,000,000 new Domestic Shares, credited as fully paid
	and ranking pari passu to the existing shares of the
	Company [except that the H Shares to be issued under the
	Bonus Issue are to be listed on The Stock Exchange of
	Hong Kong Limited], to the H Shareholders and the
	Domestic Shareholders respectively pursuant to the
	capitalization on the basis of 28 Bonus Shares for every 10
	Shares held by the Shareholders on 20 MAR 2008 [the
	Bonus Issue]; and authorize the Board to take all actions or
	sign all documents as they consider necessary or expedient
	in connection with the Bonus Issue and the transactions
	contemplated thereunder
2	Approve, subject to the approval by the relevant regulatory		For	857000	0	0	0
	authorities, which include the China Securities Regulatory
	Commission [CSRC], the allotment and issue of A Shares
	by the Company in the PRC by way of public offering of new
	shares and/or such other manner as shall be approved by
	the relevant authorities [A Share Issue] and approve each of
	the following terms and conditions for the A Share Issue
	one by one: 1) Class of Shares: A Shares; 2) Total number
	of A Shares to be issued: not more than 58,500,000 A
	Shares [taking no account of the Bonus Shares which may
	be issued under the Bonus Issue] or not more than
	222,300,000 A Shares [on the basis that the Bonus Issue is
	completed and that a total of 1,510,600,000 Bonus Shares
	are issued]; The final number of A Shares to be issued and
	the structure of the issue are subject to the approval by
	CSRC and other relevant authorities in the PRC and the
	adjustments [if any] made by the board of directors; 3)
	Nominal value of the A Shares: RMB 1.00 each; 4) Target
	subscribers: natural persons, legal persons or other
	investors, who maintain A share accounts with the
	Shanghai Stock Exchange or the Shenzhen Stock
	Exchange [depending on the Company's final decision] but
	excluding those who are prohibited under the PRC laws,
	regulations or other regulatory requirements applicable to
	the Company; 5) Issue price: the issue price range of the A
	Share Issue will be determined on the basis of market
	conditions, the condition prevailing in the PRC securities
	market at the time of the A Share Issue by way of market
	consultation or any such other price determination method
	as approved by CSRC; Market consultation will only be
	conducted after all the requisite approvals have been
	obtained; The price consultation will be undertaken with not
	less than 20 qualified price enquiry participants recognized
	by the Securities Association of China; Pursuant to the
	relevant PRC regulations, the issue price shall not be lower
	than the net asset value [excluding minority interest per
	Share] according to the then latest audited financial
	statements of the Company; 6) Place of listing: Shanghai
	Stock Exchange or the Shenzhen Stock Exchange
	[depending on the Company's final decision]; 7) Use of
	proceeds: Funds raised from the A Share Issue will be used
	to fund the Group's development projects on, among other
	things, lithium-ion batteries, LED light bars, camera
	modules, automobiles, electricity-power vehicles,
	automobile components and parts [including electronic
	components], mouldings for automobile components; any
	surplus will be used as working capital of the Company
	and/or to repay banking borrowings of the Group; 8) A
	special committee of the Board of Directors consisting of
	Mr. Wang Chuan-fu, Mr. Lu Xiang-yang and Mr. Xia Zuo-
	quan be and is established and subject to all applicable
	laws and regulations, is authorized to implement the A
	Share Issue in such manner as it deems appropriate,
	expedient or necessary, including making final decisions on
	matters including [without limitation] the specific timing of
	the issue, the stock exchange on which the A Shares are to
	be listed, final number of A Shares to be issued, offering
	mechanism, final pricing mechanism, final issue price,
	target subscribers, the number and proportion of A Shares
	to be issued to each subscriber and the use of proceeds;
	and that the special committee be and is authorized take all
	actions and sign all documents for the implementation of the
	A Share Issue as it deems necessary or expedient; 9)
	authorize the Board of Directors [and its delegates], at their
	discretion and with full authority sign or execute all
	necessary documents [including but not limited to the
	preliminary prospectus, the prospectus, underwriting
	agreement, listing agreement and any related
	announcements], effect and carry out necessary formalities
	[including but not limited to procedures for listing of the A
	Shares on the relevant stock exchange], and take all other
	necessary actions in connection with the A Share Issue, as
	well as to handle all registration requirements in relation to
	changes in the registered capital of the Company following
	the completion of the A Share Issue; [Authority expires at
	the end of a 12 month period]
3	Approve to declare an interim dividend for the six months		For	857000	0	0	0
	ended 30 JUN 2007 of RMB 1.3 per Share and distribute to
	the shareholders of the Company whose names appear on
	the register of members on 20 MAR 2008; and authorize the
	Board of Directors of the Company to take all actions and
	sign all documents for the declaration of the interim dividend
	as the board deems necessary or expedient

BYD COMPANY LTD

Cusip/Sedol:	6536651			Meeting Type:			ExtraOrdinary General Meeting

Ticker:	1211 HK			Meeting Date:			20-Mar-2008

ISIN	CNE100000296			Vote Deadline Date:			11-Mar-2008

Agenda	701454996	Management		Total Ballot Shares:			857000

Last Vote Date:	04-Mar-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Approve, conditional upon the Listing Committee of the		For	857000	0	0	0
	Stock Exchange of Hong Kong Limited [Stock Exchange]
	granting or agreeing to grant the listing of, and permission
	to deal in, the H Shares of the Company of RMB 1 each of
	the Company [H Shares] to be issued under the Bonus
	Issue, the approval of the holders of H shares [H
	Shareholders] and the approval of the holders [Domestic
	Shareholders, together with the H Shares, the Shares] of
	domestic shares of RMB 1 each of the Company [Domestic
	Shares] at the respective class meetings and the approval
	of the Ministry of Commerce of the People's Republic of
	China [the PRC]: a) the registered capital of the Company
	be increased from RMB 539,500,000 to RMB 2,050,100,000
	by capitalizing an amount of RMB 1,510,600,000 of the
	capital reserve fund of the Company, and that a total of
	1,510,600,000 new ordinary shares of RMB 1 each [Bonus
	Shares], comprising 418,600,000 new H Shares and
	1,092,000,000 new Domestic Shares be allotted and
	issued, credited as fully paid and ranking pari passu to the
	existing shares of the Company [except that the H Shares
	to be issued under the Bonus Issue are to be listed on the
	Stock Exchange of Hong Kong Limited], to the H
	Shareholders and the Domestic Shareholders respectively
	pursuant to the capitalization on the basis of 28 Bonus
	Shares for every 10 Shares held by the Shareholders on 20
	MAR 2008 [the Bonus Issue]; b) authorize the Board to take
	all actions or sign all documents as they consider necessary
	or expedient in connection with the Bonus Issue and the
	transactions contemplated thereunder
2	Approve: subject to the approval by the relevant regulatory		For	857000	0	0	0
	authorities, which include the China Securities Regulatory
	Commission [CSRC], the allotment and issue of A Shares
	by the Company in the PRC by way of public offering of new
	shares and/or such other manner as shall be approved by
	the relevant authorities [A Share Issue] and each of the
	following terms and conditions for the A Share Issue: 1)
	class of Shares: A Shares; 2) total number of A Shares to
	be issued: not more than 58,500,000 A Shares [taking no
	account of the Bonus Shares which may be issued under
	the Bonus Issue] or not more than 222,300,000 A Shares
	[on the basis that the Bonus Issue is completed and that a
	total of 1,510,600,000 Bonus Shares are issued]; the final
	number of A Shares to be issued and the structure of the
	issue are subject to the approval by CSRC and other
	relevant authorities in the PRC and the adjustments [if any]
	made by the Board of Directors; 3) nominal value of the A
	Shares: RMB 1.00 each; 4) target subscribers: natural
	persons, legal persons or other investors, who maintain A
	share accounts with the Shanghai Stock Exchange or the
	Shenzhen Stock Exchange [depending on the Company's
	final decision] but excluding those who are prohibited under
	the PRC laws, regulations or other regulatory requirements
	applicable to the Company; 5) issue price: the issue price
	range of the A Share Issue will be determined on the basis
	of market conditions, the condition prevailing in the PRC
	securities market at the time of the A Share Issue by way of
	market consultation or any such other price determination
	method as approved by CSRC; market consultation will only
	be conducted after all the requisite approvals have been
	obtained; the price consultation will be undertaken with not
	less than 20 qualified price enquiry participants recognized
	by the Securities Association of China; pursuant to the
	relevant PRC regulations, the issue price shall not be lower
	than the net asset value [excluding minority interest per
	Share] according to the then latest audited financial
	statements of the Company; 6) place of listing: Shanghai
	Stock Exchange or the Shenzhen Stock Exchange
	[depending on the Company's final decision]; 7) use of
	proceeds: Funds raised from the A Share Issue will be used
	to fund the Group's development projects on, among other
	things, lithium-ion batteries, LED light bars, camera
	modules, automobiles, electricity-power vehicles,
	automobile components and parts [including electronic
	components], mouldings for automobile components; any
	surplus will be used as working capital of the Company
	and/or to repay banking borrowings of the Group; 8) a
	Special Committee of the Board of Directors consisting of
	Mr. Wang Chuan-fu, Mr. Lu Xiang-yang and Mr. Xia Zuo-
	quan be and is established and subject to all applicable
	laws and regulations, is authorized to implement the A
	Share Issue in such manner as it deems appropriate,
	expedient or necessary, including making final decisions on
	matters including [without limitation] the specific timing of
	the issue, the Stock Exchange on which the A Shares are to
	be listed, final number of A Shares to be issued, offering
	mechanism, final pricing mechanism, final issue price,
	target subscribers, the number and proportion of A Shares
	to be issued to each subscriber and the use of proceeds;
	and that the Special Committee be and is authorized take
	all actions and sign all documents for the implementation of
	the A Share Issue as it deems necessary or expedient; 9)
	the Board of Directors [and its delegates] be and are
	authorized to, at their discretion and with full authority sign
	or execute all necessary documents [including but not
	limited to the preliminary prospectus, the prospectus,
	underwriting agreement, listing agreement and any related
	announcements], effect and carry out necessary formalities
	[including but not limited to procedures for listing of the A
	Shares on the relevant stock exchange), and take all other
	necessary actions in connection with the A Share Issue, as
	well as to handle all registration requirements in relation to
	changes in the registered capital of the Company following
	the completion of the A Share Issue; [Authority granted
	pursuant to this resolution shall cease to have any further
	effect upon the expiration of a 12 month period from the
	date of the passing of this resolution]
3	Amend, conditional upon the passing of Resolution 12, the		For	857000	0	0	0
	Articles of Association corresponding to the change in
	composition of the Supervisory Committee of the Company
	effective from the date of the passing of this resolution
4	Amend, conditional upon the passing of Resolution 1, the		For	857000	0	0	0
	Articles of Association corresponding to the Bonus Issue
	and effective from the date on which the Bonus Issue is
	completed
5	Amend, conditional upon the passing of Resolution 2, the		For	857000	0	0	0
	Articles of Association corresponding to the A Share Issue
	and effective from the date on which the A Shares are first
	traded on the relevant stock exchange
6	Approve to declare and distribute an interim dividend for the		For	857000	0	0	0
	6 months ended 30 JUN 2007 of RMB 1.3 per share to the
	shareholders of the Company whose names appear on the
	register of members on 20 MAR 2008; and authorize the
	Board of Directors of the Company to take all actions and
	sign all documents for the declaration of the interim dividend
	as the board deems necessary or expedient
7	Approve and accept the resignation of Mr. Li Guo-xun as an		For	857000	0	0	0
	Independent Non-Executive Director of the Company with
	effect from the date on which this resolution is passed; and
	authorize any Director to sign all documents, agreement
	and to do all such acts and thing to give effect to such
	matters
8	Elect Madam Li Dong as an Independent Non-Executive		For	857000	0	0	0
	Director of the Company to hold office from the date on
	which this resolution is passed until the date of the AGM of
	the Company for a term expiring on 10 JUN 2008; and
	authorize the Board of Directors to enter into an
	appointment letter with Madam Li Dong upon such terms
	and conditions as the board shall think fit and to do all such
	acts and things to give effect to such appointment
9	Re-elect Mr. Lin You-Ren as an Independent Non-Executive		For	857000	0	0	0
	Director of the Company with effect from 01 OCT 2007 for a
	term expiring on 10 JUN 2008; and authorize the Board of
	Directors to enter into an appointment letter with Mr. Lin
	You Ren upon such terms and conditions as the board shall
	think fit and to do all such acts and things to give effect to
	such re-election
10	Approve and adopt, subject to the grant of all necessary		For	857000	0	0	0
	approvals from, or the endorsement and registration [as
	applicable] with, the relevant authorities in the PRC, the
	Sets of Procedural Rules [as specified] effective from the
	date on which the A Shares are first traded on the relevant
	Stock Exchange upon the grant of an approval by the
	CSRC
11	Approve the establishment of a Strategy Committee		For	857000	0	0	0
	consists of 3 Directors, namely Mr. Wang Chuan-fu, Mr. Lu
	Xiang-yang and Mr. Xia Zuo-quan and appoint Mr. Wang
	Chuan-fu as Chairman of the Committee
12	Approve to increase the number of the Supervisors of the		For	857000	0	0	0
	Company from 3 to 5; and appoint Mr. Zhang Hui-Bin [as
	Nominee of the Shareholders] as a Supervisor with effect
	from the passing of this resolution for a term of 3 years
	expiring on 19 MAR 2011
13	Approve the grant of guarantees by the Company in respect		For	857000	0	0	0
	of banking facilities [if any] granted or to be granted to any
	subsidiaries of the Company, in principle and authorize the
	Board of Directors of the Company to handle all matters
	relating to the grant of such kind of guarantees in
	accordance with all applicable laws and regulations,
	including [without limitation] taking all actions or signing all
	documents as the Board of Directors may deem necessary,
	appropriate or expedient

JIANGXI COPPER CO LTD

Cusip/Sedol:	6000305			Meeting Type:			Class Meeting

Ticker:	358 HK			Meeting Date:			20-Mar-2008

ISIN	CNE1000003K3			Vote Deadline Date:			07-Mar-2008

Agenda	701462070	Management		Total Ballot Shares:			4611000

Last Vote Date:	04-Mar-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT THIS IS AN AMENDMENT TO		None		Non Voting
	MEETING ID 443952 DUE TO RECEIVE OF PAST
	RECORD DATE ALL VOTES RECEIVED ON THE
	PREVIOUS MEETING WILL BE DISREGARDED AND
	YOU WILL NEED TO REINSTRUCT ON THIS MEETING
	NOTICE. THANK YOU.
2	Approve to issue the Renminbi Bonds with warrants to be		For	3945000	0	0	0
	issued in the People's Republic of China (PRC) and shell be
	implemented subsequent to granting of the approval from
	the relevant Governmental authorities in the PRC upon
	application: Issuance size
3	Approve to issue the Renminbi Bonds with warrants to be		For	3945000	0	0	0
	issued in the People's Republic of China (PRC) and shell be
	implemented subsequent to granting of the approval from
	the relevant Governmental authorities in the PRC upon
	application: Issuance price
4	Approve to issue the Renminbi Bonds with warrants to be		For	3945000	0	0	0
	issued in the People's Republic of China (PRC) and shell be
	implemented subsequent to granting of the approval from
	the relevant Governmental authorities in the PRC upon
	application: Issuance target
5	Approve to issue the Renminbi Bonds with warrants to be		For	3945000	0	0	0
	issued in the People's Republic of China (PRC) and shell be
	implemented subsequent to granting of the approval from
	the relevant Governmental authorities in the PRC upon
	application: method of issuance and arrangement of placing
	to existing shareholders
6	Approve to issue the Renminbi Bonds with warrants to be		For	3945000	0	0	0
	issued in the People's Republic of China (PRC) and shell be
	implemented subsequent to granting of the approval from
	the relevant Governmental authorities in the PRC upon
	application: Term of the bonds
7	Approve to issue the Renminbi Bonds with warrants to be		For	3945000	0	0	0
	issued in the People's Republic of China (PRC) and shell be
	implemented subsequent to granting of the approval from
	the relevant Governmental authorities in the PRC upon
	application: Interest rate of the bonds with warrants
8	Approve to issue the Renminbi Bonds with warrants to be		For	3945000	0	0	0
	issued in the People's Republic of China (PRC) and shell be
	implemented subsequent to granting of the approval from
	the relevant Governmental authorities in the PRC upon
	application: Term and method of repayment for principal
	and interest
9	Approve to issue the Renminbi Bonds with warrants to be		For	3945000	0	0	0
	issued in the People's Republic of China (PRC) and shell be
	implemented subsequent to granting of the approval from
	the relevant Governmental authorities in the PRC upon
	application: Term of redemption
10	Approve to issue the Renminbi Bonds with warrants to be		For	3945000	0	0	0
	issued in the People's Republic of China (PRC) and shell be
	implemented subsequent to granting of the approval from
	the relevant Governmental authorities in the PRC upon
	application: Guarantee
11	Approve to issue the Renminbi Bonds with warrants to be		For	3945000	0	0	0
	issued in the People's Republic of China (PRC) and shell be
	implemented subsequent to granting of the approval from
	the relevant Governmental authorities in the PRC upon
	application: Term of the warrants
12	Approve to issue the Renminbi Bonds with warrants to be		For	3945000	0	0	0
	issued in the People's Republic of China (PRC) and shell be
	implemented subsequent to granting of the approval from
	the relevant Governmental authorities in the PRC upon
	application: Conversion period of the warrants
13	Approve to issue the Renminbi Bonds with warrants to be		For	3945000	0	0	0
	issued in the People's Republic of China (PRC) and shell be
	implemented subsequent to granting of the approval from
	the relevant Governmental authorities in the PRC upon
	application: Proportion of exercise rights for the warrants
14	Approve to issue the Renminbi Bonds with warrants to be		For	3945000	0	0	0
	issued in the People's Republic of China (PRC) and shell be
	implemented subsequent to granting of the approval from
	the relevant Governmental authorities in the PRC upon
	application: Exercise price of the warrants
15	Approve to issue the Renminbi Bonds with warrants to be		For	3945000	0	0	0
	issued in the People's Republic of China (PRC) and shell be
	implemented subsequent to granting of the approval from
	the relevant Governmental authorities in the PRC upon
	application: Adjustment of the exercise price of the warrants
16	Approve to issue the Renminbi Bonds with warrants to be		For	3945000	0	0	0
	issued in the People's Republic of China (PRC) and shell be
	implemented subsequent to granting of the approval from
	the relevant Governmental authorities in the PRC upon
	application: Use of proceeds from the proposed issuance
17	Approve to issue the Renminbi Bonds with warrants to be		For	3945000	0	0	0
	issued in the People's Republic of China (PRC) and shell be
	implemented subsequent to granting of the approval from
	the relevant Governmental authorities in the PRC upon
	application: Validity of the resolution
18	Approve to issue the Renminbi Bonds with warrants to be		For	3945000	0	0	0
	issued in the People's Republic of China (PRC) and shell be
	implemented subsequent to granting of the approval from
	the relevant Governmental authorities in the PRC upon
	application: Meeting for holders of the bonds
19	Approve to issue the Renminbi Bonds with warrants to be		For	3945000	0	0	0
	issued in the People's Republic of China (PRC) and shell be
	implemented subsequent to granting of the approval from
	the relevant Governmental authorities in the PRC upon
	application: authorize the Board of Directors or the
	Committee of the Directors as may be appointed by the
	Board of Directors to complete the specific matters of the
	proposed issuance.

JIANGXI COPPER CO LTD

Cusip/Sedol:	6000305			Meeting Type:			ExtraOrdinary General Meeting

Ticker:	358 HK			Meeting Date:			20-Mar-2008

ISIN	CNE1000003K3			Vote Deadline Date:			07-Mar-2008

Agenda	701477297	Management		Total Ballot Shares:			4611000

Last Vote Date:	06-Mar-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action

1	PLEASE NOTE THAT THIS IS AN AMENDMENT TO		None		Non Voting
	MEETING ID 445540 DUE TO ADDITIONAL OF
	RESOLUTIONS. ALL VOTES RECEIVED ON THE
	PREVIOUS MEETING WILL BE DISREGARDED AND
	YOU WILL NEED TO REINSTRUCT ON THIS MEETING
	NOTICE. THANK YOU.
2	Approve to issue the Renminbi Bonds with warrants to be		For	3945000	0	0	0
	issued in the People's Republic of China (PRC) and shell be
	implemented subsequent to granting of the relevant
	governmental authorities in the PRC upon application:
	Issuance size
3	Approve to issue the Renminbi Bonds with warrants to be		For	3945000	0	0	0
	issued in the People's Republic of China (PRC) and shell be
	implemented subsequent to granting of the relevant
	governmental authorities in the PRC upon application:
	Issuance price
4	Approve to issue the Renminbi Bonds with warrants to be		For	3945000	0	0	0
	issued in the People's Republic of China (PRC) and shell be
	implemented subsequent to granting of the relevant
	governmental authorities in the PRC upon application:
	Issuance target
5	Approve to issue the Renminbi Bonds with warrants to be		For	3945000	0	0	0
	issued in the People's Republic of China (PRC) and shell be
	implemented subsequent to granting of the relevant
	governmental authorities in the PRC upon application:
	method of issuance and arrangement of placing to existing
	shareholders
6	Approve to issue the Renminbi Bonds with warrants to be		For	3945000	0	0	0
	issued in the People's Republic of China (PRC) and shell be
	implemented subsequent to granting of the relevant
	governmental authorities in the PRC upon application: Term
	of the bonds
7	Approve to issue the Renminbi Bonds with warrants to be		For	3945000	0	0	0
	issued in the People's Republic of China (PRC) and shell be
	implemented subsequent to granting of the relevant
	governmental authorities in the PRC upon application:
	Interest rate of the bonds with warrants
8	Approve to issue the Renminbi Bonds with warrants to be		For	3945000	0	0	0
	issued in the People's Republic of China (PRC) and shell be
	implemented subsequent to granting of the relevant
	governmental authorities in the PRC upon application: Term
	and method of repayment for principal and interest
9	Approve to issue the Renminbi Bonds with warrants to be		For	3945000	0	0	0
	issued in the People's Republic of China (PRC) and shell be
	implemented subsequent to granting of the relevant
	governmental authorities in the PRC upon application: Term
	of redemption
10	Approve to issue the Renminbi Bonds with warrants to be		For	3945000	0	0	0
	issued in the People's Republic of China (PRC) and shell be
	implemented subsequent to granting of the relevant
	governmental authorities in the PRC upon application:
	Guarantee
11	Approve to issue the Renminbi Bonds with warrants to be		For	3945000	0	0	0
	issued in the People's Republic of China (PRC) and shell be
	implemented subsequent to granting of the relevant
	governmental authorities in the PRC upon application: Term
	of the warrants
12	Approve to issue the Renminbi Bonds with warrants to be		For	3945000	0	0	0
	issued in the People's Republic of China (PRC) and shell be
	implemented subsequent to granting of the relevant
	governmental authorities in the PRC upon application:
	Conversion period of the warrants
13	Approve to issue the Renminbi Bonds with warrants to be		For	3945000	0	0	0
	issued in the People's Republic of China (PRC) and shell be
	implemented subsequent to granting of the relevant
	governmental authorities in the PRC upon application:
	Proportion of exercise rights for the warrants
14	Approve to issue the Renminbi Bonds with warrants to be		For	3945000	0	0	0
	issued in the People's Republic of China (PRC) and shell be
	implemented subsequent to granting of the relevant
	governmental authorities in the PRC upon application:
	Exercise price of the warrants
15	Approve to issue the Renminbi Bonds with warrants to be		For	3945000	0	0	0
	issued in the People's Republic of China (PRC) and shell be
	implemented subsequent to granting of the relevant
	governmental authorities in the PRC upon application:
	Exercise price of the warrants
16	Approve to issue the Renminbi Bonds with warrants to be		For	3945000	0	0	0
	issued in the People's Republic of China (PRC) and shell be
	implemented subsequent to granting of the relevant
	governmental authorities in the PRC upon application: Use
	of proceeds from the proposed issuance
17	Approve to issue the Renminbi Bonds with warrants to be		For	3945000	0	0	0
	issued in the People's Republic of China (PRC) and shell be
	implemented subsequent to granting of the relevant
	governmental authorities in the PRC upon application:
	Validity of the resolution
18	Approve to issue the Renminbi Bonds with warrants to be		For	3945000	0	0	0
	issued in the People's Republic of China (PRC) and shell be
	implemented subsequent to granting of the relevant
	governmental authorities in the PRC upon application:
	Meeting for holders of the bonds
19	Approve to issue the Renminbi Bonds with warrants to be		For	3945000	0	0	0
	issued in the People's Republic of China (PRC) and shell be
	implemented subsequent to granting of the relevant
	governmental authorities in the PRC upon application:
	authorize the Board of Directors or the Committee of the
	Directors as may be appointed by the Board of Directors to
	complete the specific matters of the proposed issuance.
20	Approve and ratify the Acquisition Agreement entered into		For	3945000	0	0	0
	between the Company and Jiangxi Copper Corporation
	[JCC] dated 22 JAN 2008 [as specified], pursuant to which
	JCC agreed to sell and the Company agreed to purchase
	the aggregate consideration of RMB 2,143,070,000 [subject
	to adjustment] [the Agreement]: i] 100% equity interest of
	the [Jiangxi Copper Corporation Yinshan Mining Company
	Limited]; ii] 100% equity interest of the [Jiangxi Copper
	Corporation Dongtong Mining Company Limited]; iii] 100%
	equity interest of the [Jiangxi Copper Corporation [ Dexing ]
	Waste Metal Recycle Company Limited]; iv] 100% equity
	interest of the [Jiangxi Copper Corporation [Dexing] Gangue
	Recycle Company Limited]; v] 100% equity interest of the
	[Jiangxi Copper Corporation Exploration Company Limited];
	vi] 100% equity interest of [Jiangxi Copper Corporation
	[Dexing] New Mining Technology Development Company
	Limited]; vii] 100% equity interest of the [Jiangxi Copper
	Corporation [Guixi] New Materials Company Limited]; viii]
	98.89% equity interest of [Jiangxi Copper Corporation
	Copper Products Company Limited]; ix] 75% equity interest
	of the [Jiangxi Copper Yates Copper Foil Company Limited];
	x] 51% equity interest of the [Jiangxi Copper Taiyi Special
	Electrical Materials Company Limited]; xi] 75% equity
	interest of [Jiangxi Copper Leongchang Precise Pipe
	Company]; xii] 100% equity interest of the [Jiangxi Copper
	Corporation Xiamen Trading Company]; xiii] 100% equity
	interest of the [Hangzhou Tongxin Company Limited]; xiv]
	100% equity interest of the [Shanghai Jiangxi Copper
	International Shipping Agency Limited Company]; xv] 100%
	equity interest of [Jiangxi Copper Corporation [Dexing]
	Construction Company Limited]; xvi] 100% equity interest of
	[Jiangxi Copper Corporation Machinery Foundry Company
	Limited]; xvii] 100% equity interest of [Jiangxi Copper
	Corporation [Guixi] Logistics Company Limited]; xviii] 100%
	equity interest of the [Jiangxi Copper Corporation [Guixi]
	New Metallurgical and Chemical Technology Company
	Limited]; xix] 100% equity interest of the [Jiangxi Copper
	Corporation [Guixi] Metallurgical and Chemical Engineering
	Company Limited]; xx] 100% equity interest of the [Jiangxi
	Copper Corporation [Qianshan] Industrial Trade Company
	Limited]; xxi] 100% equity interest of the [Jiangxi Copper
	Corporation [Qianshan] Mine Engineering Company
	Limited]; xxii] 100% equity interest of [Jiangxi Copper
	Corporation Jing Hang Engineering Company Limited]; xxiii]
	100% equity interest of the [Jiangxi Copper Corporation
	[Ruichang] Transportation Company Limited]; xxiv] 46%
	equity interest of the [Jinrui Futures Agency Company
	Limited] xxv]; 45% equity interest of the [Jiangxi Copper
	Corporation Finance Company Limited]; xxvi] the mining
	right of Yinshan Mine; xxvii] the mining right of Dongtong
	Mine; xxviii] the assets, liabilities and related business
	including assets, liabilities and related business for smelting
	and refining of blister copper, sourcing of raw material,
	production service, provision of management function and
	others which are related to the business operation of the
	Company and its subsidiaries and the Targets; and
	authorize the Directors of the Company on behalf of the
	Company to sign, seal, execute, perfect, deliver and do all
	such documents, deeds, acts, matters and things as they
	may in their discretion consider necessary or desirable or
	expedient for the purpose of or in connection with the
	Agreement and to make and agree such variations of a non-
	material nature in or to the terms of the Agreement as they
	may in their discretion consider to be desirable and in the
	interests of the Company
21	Approve the feasibility report for the use of proceeds from		For	3945000	0	0	0
	the issue of Bonds with Warrants as specified and the
	proceeds from the issue of bonds with Warrants will be:
	approximately RMB 2,140,000,000 for the acquisition of
	Targets as specified
22	Approve the feasibility report for the use of proceeds from		For	3945000	0	0	0
	the issue of Bonds with Warrants as specified and the
	proceeds from the issue of bonds with Warrants will be:
	approximately RMB 4,660,000,000 for the repayment of the
	Company's outstanding borrowings from financial
	institutions
23	Approve the feasibility report for the use of proceeds from		For	3945000	0	0	0
	the issue of Bonds with Warrants as specified and the
	proceeds from the issue of bonds with Warrants will be:
	approximately RMB 2,580,000,000 for the expansion and
	upgrading of mining technology facility for Dexing Copper
	Mine
24	Approve the feasibility report for the use of proceeds from		For	3945000	0	0	0
	the issue of Bonds with Warrants as specified and the
	proceeds from the issue of bonds with Warrants will be:
	approximately RMB 1,300,000,000 for acquisition of shares
	of Northern Peru Copper Corp
25	Approve the feasibility report for the use of proceeds from		For	3945000	0	0	0
	the issue of Bonds with Warrants as specified and the
	proceeds from the issue of bonds with Warrants will be:
	approximately RMB 1,200,000,000 for tender for the
	exploration rights of Aynak Copper Mine and development
26	Approve the feasibility report for the use of proceeds from		For	3945000	0	0	0
	the issue of Bonds with Warrants as specified and the
	proceeds from the issue of bonds with Warrants will be:
	approximately RMB 1,720,000,000 for working capital
	purposes; and authorize the Directors of the Company to do
	all things and acts and sign all documents which they
	consider desirable or expedient to implement or give effect
	to any matters relating to or in connection with the feasibility
	report
27	Approve the report prepared by the Company on use of		For	3945000	0	0	0
	previous proceeds of the Company [as specified]
28	Approve the subscription of the bonds with warrants by		For	3945000	0	0	0
	Jiangxi Copper Corporation for an amount of not more than
	RMB 3,198,720,000
29	Approve the waiver for Jiangxi Copper Corporation from its		For	3945000	0	0	0
	obligations

PACIFIC BASIN SHIPPING LTD

Cusip/Sedol:	B01RQM3			Meeting Type:			Annual General Meeting

Ticker:	2343 HK			Meeting Date:			08-Apr-2008

ISIN	BMG684371393			Vote Deadline Date:			28-Mar-2008

Agenda	701495017	Management		Total Ballot Shares:			5880000

Last Vote Date:	26-Mar-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Receive and adopt the audited financial statements and the		For	4240000	0	0	0
	reports of the Directors and Auditors for the YE 31 DEC
	2007
2	Declare a final dividend for the YE 31 DEC 2007		For	4240000	0	0	0
3	Re-elect Mr. Richard M. Hext as an Executive Director		For	4240000	0	0	0
4	Re-elect Mr. Wang Chunlin as an Executive Director		For	4240000	0	0	0
5	Re-elect Dr. Lee Kwok Yin, Simon as a Non-Executive		For	4240000	0	0	0
	Director
6	Re-elect Mr. David M. Turnbull as an Independent Non-		For	4240000	0	0	0
	Executive Director
7	Re-elect Mr. Alasdair G. Morrison as an Independent Non-		For	4240000	0	0	0
	Executive Director
8	Authorize the Board to fix the remuneration of the Directors		For	4240000	0	0	0
9	Re-appoint Messrs. PricewaterhouseCoopers, Certified		For	4240000	0	0	0
	Public Accounts, as the Auditors of the Company and
	authorize the Board of Directors of the Company to fix their
	remuneration
10	Authorize the Directors of the Company to allot, issue or		For	4240000	0	0	0
	otherwise deal with new shares of USD 0.10 each in the
	capital of the Company [the Shares] or securities
	convertible into Shares or options, warrants or similar rights
	to subscribe for any Shares and to make or grant offers,
	agreements, options and warrants which would or might
	require the exercise of such powers, during and after the
	relevant period not exceeding 10% of the aggregate
	nominal amount of the issued share capital of the Company,
	provided that any Shares to be allotted and issued pursuant
	to the approval of this resolution shall not be issued at a
	discount of more than 10% to the Benchmarked Price of the
	Shares, otherwise than pursuant to a Rights Issue [as
	specified], the exercise of the subscription or conversion
	rights attaching to any warrants issued by the Company or
	the exercise of options granted under the Long Term
	Incentive Scheme of the Company or any scrip dividend
	providing for the allotment of Shares in lieu of the whole or
	part of a dividend on Shares; [Authority expires the earlier of
	the conclusion of the next AGM of the Company or the
	expiration of the period within which the next AGM of the
	Company is required by the Companies Act 1981 of
	Bermuda or the Company's Bye-Laws to be held]
11	Authorize the Directors of the Company, to purchase or		For	4240000	0	0	0
	repurchase shares of USD 0.10 each in the capital of the
	Company [the Shares] on The Stock Exchange of Hong
	Kong Limited [the Stock Exchange] or any other stock
	exchange on which the Shares may be listed and
	recognized by the Securities and Futures Commission of
	Hong Kong and Stock Exchange on share repurchases for
	such purposes, subject to and in accordance with all
	applicable laws and regulations, at such price as the
	Directors may at their discretion determine in accordance
	with all applicable laws and regulations, not exceeding 10%
	of the aggregate nominal amount of the issued share capital
	of the Company; [Authority expires the earlier of the
	conclusion of the next AGM of the Company or the
	expiration of the period within which the next AGM of the
	Company is required by the Companies Act 1981 of
	Bermuda or the Company's Bye-Laws to be held]
12	Approve that the aggregate nominal amount of share capital		For	4240000	0	0	0
	allotted or agreed conditionally or unconditionally to be
	allotted by the Directors of the Company pursuant to
	paragraph [b] of the ordinary resolution passed by
	Shareholders at a SGM of the Company held on 08 JUN
	2005 to satisfy Share Awards, shall during the relevant
	period not exceed 2% of the aggregate nominal amount of
	the share capital of the Company in issue as at the
	beginning of each such FY [being 31,681,602 shares as at
	01 JAN 2008]; [Authority expires the earlier of the
	conclusion of the next AGM of the Company or the
	expiration of the period within which the next AGM of the
	Company is required by the Companies Act 1981 of
	Bermuda or the Company's Bye-Laws to be held]

HANG SENG BANK LTD

Cusip/Sedol:	6408374			Meeting Type:			Annual General Meeting

Ticker:	11 HK			Meeting Date:			24-Apr-2008

ISIN	HK0011000095			Vote Deadline Date:			14-Apr-2008

Agenda	701503636	Management		Total Ballot Shares:			413000

Last Vote Date:	15-Apr-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Receive the audited financial statements and the reports of		For	413000	0	0	0
	the Directors and the Auditors for the YE 31 DEC 2007
2	Re-elect Dr. Raymond K.F Ch'ien as a Director		For	413000	0	0	0
3	Re-elect Dr. Y.T. Cheung as a Director		For	413000	0	0	0
4	Re-elect Dr. Marvin K.T. Cheung as a Director		For	413000	0	0	0
5	Re-elect Mr. Alexander A. Flockhart as a Director		For	413000	0	0	0
6	Re-elect Mr. Jenkin Hui as a Director		For	413000	0	0	0
7	Re-elect Mr. Joseph C.Y. Poon as a Director		For	413000	0	0	0
8	Approve to fix the remuneration of the Directors		For	413000	0	0	0
9	Re-appoint the Auditors and authorize the Directors to fix		For	413000	0	0	0
	their remuneration
10	Authorize the Directors of the Company to purchase shares		For	413000	0	0	0
	of the Company during the relevant period, not exceeding
	10% of the aggregate nominal amount of the issued share
	capital on the Stock Exchange of Hong Kong Limited or any
	other stock exchange recognized by the Securities and
	Futures Commission under the Hong Kong and the Stock
	Exchange of the Hong Kong Limited under the Hong Kong
	Code on share repurchases; [Authority expires the earlier of
	the conclusion of the next AGM or the expiration of the
	period within which the next AGM is to be held by law]
11	Authorize the Directors of the Company, pursuant to		For	413000	0	0	0
	Section 57B of the Companies Ordinance, to allot, issue
	and deal with additional shares in the capital of the
	Company and make or grant offers, agreements and
	options during and after the relevant period, not exceeding
	the aggregate for cash, 5% and in any event 20% of the
	aggregate nominal amount of the share capital of the
	Company, otherwise than pursuant to i) a rights issue; or ii)
	the exercise of subscription or conversion rights under the
	terms of any warrants and securities; or iii) the exercise of
	options or similar arrangement; or iv) any scrip dividend or
	similar arrangement; [Authority expires the earlier of the
	conclusion of the next AGM or the expiration of the period
	within which the next AGM is to be held by law]

SINOMEM TECHNOLOGY LTD, SINGAPORE

Cusip/Sedol:	6648880			Meeting Type:			Annual General Meeting

Ticker:	SINO SP			Meeting Date:			28-Apr-2008

ISIN	SG1O04910871			Vote Deadline Date:			21-Apr-2008

Agenda	701531457	Management		Total Ballot Shares:			1126000

Last Vote Date:	17-Apr-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action

1	Receive and adopt the Directors' report and audited		For	1126000	0	0	0
	accounts for the FYE 31 DEC 2007
2	Re-elect Mr. Teng Cheong Kwee pursuant to Article 91 of		For	1126000	0	0	0
	the Articles of Association
3	Re-elect Mr. Hee Theng Fong pursuant to Article 91 of the		For	1126000	0	0	0
	Articles of Association
4	Re-elect Mr. Kong Tai pursuant to Article 97 of the Articles		For	1126000	0	0	0
	of Association
5	To note the retirement of Mr. Lin Luping who will be retiring		None		Non Voting
	in accordance with Article 91 of the Articles of Association
6	Approve the payment of Directors' fees of SGD130,000 for		For	1126000	0	0	0
	the FYE 31 DEC 2007; [2006: SGD125,000]
7	Re-appoint Messrs. Deloitte & Touche as the Auditors of the		For	1126000	0	0	0
	Company and authorize the Directors to fix their
	remuneration
8	Authorize the Directors pursuant to Section 161 of the		For	0	1126000	0	0
	Companies Act, Chapter 50, and the listing rules of the
	Singapore Exchange Securities Trading Limited [SGX-ST],
	to issue shares and convertible securities in the Company
	at any time and upon such terms and conditions and for
	such purposes and to such persons as the Directors may in
	their absolute discretion deem fit, provided that: (a) the
	aggregate number of shares and convertible securities to be
	issued pursuant to this resolution does not exceed 50% of
	the total number of issued shares excluding treasury shares
	in the capital of the Company, of which the aggregate
	number of shares and convertible securities to be issued
	other than on a pro-rata basis to existing shareholders of
	the Company does not exceed 20% of the total number of
	issued shares excluding treasury shares in the capital of the
	Company; (b) for the purpose of determining the aggregate
	number of shares and convertible securities that may be
	issued under (a) above, the percentage of issued share
	shall be based on the number of issued shares in the capital
	of the Company at the time this resolution is passed, after
	adjusting for: (i) new shares arising from the conversion or
	exercise of any convertible securities; (ii) new shares arising
	from exercising share options or vesting of share awards
	outstanding or subsisting at the time of passing of this
	resolution approving the mandate, provided the options or
	awards were granted in compliance with the Listing Manual;
	and (iii) any subsequent bonus issue, consolidation or
	subdivision of shares; and [Authority expires at the
	conclusion of the next AGM of the Company or the date by
	which the next AGM of the Company is required by law to
	be held]
9	Authorize the Directors pursuant to Section 161 of the		For	1126000	0	0	0
	Companies Act, Chapter 50, to allot and issue from time to
	time such number of shares as may be required to be
	issued pursuant to the exercise of the options granted under
	the Sinomem Employees' Share Option Scheme [the
	Scheme] provided always that the aggregate number of
	shares to be issued pursuant to the Scheme and shall not
	exceed 15% of the total number of issued shares excluding
	treasury shares in the capital of the Company from time to
	time
10	Transact any other business		None		Non Voting

WING HANG BK LTD

Cusip/Sedol:	6972374			Meeting Type:			Annual General Meeting

Ticker:	302 HK			Meeting Date:			29-Apr-2008

ISIN	HK0302001547			Vote Deadline Date:			17-Apr-2008

Agenda	701528195	Management		Total Ballot Shares:			188400

Last Vote Date:	15-Apr-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Receive the financial statements and report of the Directors		For	188400	0	0	0
	and independent Auditor for the YE 31 DEC 2007
2	Declare a final dividend of HKD 2.47 per share for the YE		For	188400	0	0	0
	31 DEC 2007
3	Re-elect Dr. Cheng Hon Kwan as a Director		For	188400	0	0	0
4	Re-elect Mr. Andrew M. Gordon as a Director		For	188400	0	0	0
5	Re-elect Mr. Aloysius H. Y. Tse as a Director		For	188400	0	0	0
6	Authorize the Board of Directors to fix Directors' fee		For	188400	0	0	0
7	Re-appoint the Auditors and authorize the Directors to fix		For	188400	0	0	0
	their remuneration
8	Authorize the Directors, during the relevant period to allot,		For	0	188400	0	0
	issue and deal with additional shares in the capital of the
	Bank or grant any offers, agreements or options which
	might require securities to be issued, allotted or disposed of
	subject to the restriction that the aggregate number of share
	capital allotted, other than for allotment under any Share
	Option Schemes or Employee Incentive Plan for the time
	being adopted for the grant or issue to the Employees of the
	Bank and its subsidiaries of shares of the Bank, and any
	scrip dividend or similar arrangement in accordance with the
	Article of Association of the Bank, not exceeding the 20% of
	the issued share capital of the Bank at the date of this
	resolution; [Authority expires the earlier at the conclusion of
	the next AGM of the Bank or the expiration of the period
	within which the next AGM of the Bank is required By law to
	be held]
9	Authorize the Directors of the Bank during the relevant		For	188400	0	0	0
	period[as specified in resolution 6] to purchase shares in the
	capital of the Bank, the aggregate number of shares of the
	Bank which may be purchased by the Bank on The Stock
	Exchange of Hong Kong Limited under the Hong Kong
	Code on share repurchases pursuant to this resolution not
	exceeding 10% of the issued share capital of the Bank at
	the date of this resolution, and the said approval shall be
	limited accordingly
10	Approve to extend the general mandate granted to the		For	188400	0	0	0
	Directors to allot shares pursuant to the Resolution 6 by the
	addition to the aggregate number of shares which may be
	allotted or agreed to be allotted by the Directors pursuant to
	such general mandate an amount representing the
	aggregate number of shares repurchased by the Bank
	under the authority granted pursuant to the Resolution 7

KINGBOARD CHEMICAL HOLDINGS LTD

Cusip/Sedol:	6491318			Meeting Type:			Annual General Meeting

Ticker:	148 HK			Meeting Date:			05-May-2008

ISIN	KYG525621408			Vote Deadline Date:			25-Apr-2008

Agenda	701532411	Management		Total Ballot Shares:			1531000

Last Vote Date:	17-Apr-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action

1	Approve the audited financial statements and the Directors'		For	1278000	0	0	0
	report and the Independent Auditor's report thereon for the
	YE 31 DEC 2007
2	Declare a final dividend		For	1278000	0	0	0
3	Re-elect Mr. Cheung Kwok Wing as an Executive Director		For	1278000	0	0	0
	of the Company
4	Re-elect Mr. Chang Wing Yiu as an Executive Director of		For	1278000	0	0	0
	the Company
5	Re-elect Mr. Cheng Wai Chee, Christopher as a		For	1278000	0	0	0
	Independent Non-Executive Director of the Company
6	Re-elect Mr. Tse Kam Hung as a Independent Non-		For	1278000	0	0	0
	Executive Director of the Company
7	Authorize the Board of Directors of the Company to fix the		For	1278000	0	0	0
	Directors' remuneration
8	Re-appoint the Auditor and authorize the Board of Directors		For	1278000	0	0	0
	to fix its remuneration
9	Authorize the Directors of the Company [Directors] to allot,		For	1278000	0	0	0
	issue or otherwise deal with additional shares of the
	Company [Shares] or securities convertible into Shares, or
	options, warrants or similar rights to subscribe for any
	Shares, and to make or grant offers, agreements and
	options during and after the relevant period, not exceeding
	20% of the aggregate nominal of the issued share capital of
	the Company otherwise than pursuant to: i) a Rights Issue;
	ii) the exercise of rights of subscription or conversion under
	the terms of any warrants issued by the Company or any
	securities which are convertible into Shares; iii) the exercise
	of any option scheme or similar arrangement; or iv) any
	scrip dividend or similar arrangement providing for the
	allotment of Shares in lieu of the whole or part of a dividend
	on Shares in accordance with the Articles of Association of
	the Company ; [Authority expires the earlier of the
	conclusion of the next AGM of the Company or the
	expiration of the period within which the next AGM is to be
	held by law]
10	Authorize the Directors of the Company to repurchase		For	1278000	0	0	0
	shares of the Company [Shares] or securities convertible
	into Shares on The Stock Exchange of Hong Kong Limited
	[the Stock Exchange] or on any other stock exchange on
	which the securities of the Company may be listed and
	recognized for this purpose by the Securities and Futures
	Commission of Hong Kong and the Stock Exchange under
	the Hong Kong Code on Share Repurchases and, subject to
	and in accordance with all applicable laws and regulations
	during and after the relevant period, not exceeding 10% of
	the aggregate nominal amount of the issued share capital of
	the Company; [Authority expires the earlier of the
	conclusion of the next AGM or the expiration of the period
	within which the next AGM is to be held by law]
11	Approve, conditional upon the passing of Resolutions		For	1278000	0	0	0
	numbered 5.A and 5.B to extend the general mandate to the
	Directors to allot, issue or otherwise deal with shares of the
	Company pursuant to Resolution 5.A to add to the
	aggregate nominal amount of the share of the Company
	repurchased pursuant to Resolution 5.B, provided that such
	amount does not exceed 10% of the aggregate nominal
	amount of the issued share capital of the Company at the
	date of passing this resolution

KINGBOARD LAMINATES HOLDINGS LTD

Cusip/Sedol:	B1HHFV6			Meeting Type:			Annual General Meeting

Ticker:	1888 HK			Meeting Date:			05-May-2008

ISIN	KYG5257K1076			Vote Deadline Date:			28-Apr-2008

Agenda	701532384	Management		Total Ballot Shares:			43181

Last Vote Date:	22-Apr-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action

1	Receive the audited financial statements and the reports of		For	43181	0	0	0
	the Directors' and the Independent Auditor's for the YE 31
	DEC 2007
2	Declare a final dividend		For	43181	0	0	0
3	Re-elect Mr. Cheung Kwok Keung as an Executive Director		For	43181	0	0	0
	of the Company
4	Re-elect Mr. Cheung Kwok Ping as an Executive Director of		For	43181	0	0	0
	the Company
5	Re-elect Mr. Lam Ka Po as an Executive Director of the		For	43181	0	0	0
	Company
6	Re-elect Mr. Lo Ka Leong as a Non-Executive Director of		For	43181	0	0	0
	the Company
7	Re-elect Mr.Chan Charnwut Bernard as an Independent		For	43181	0	0	0
	Non-Executive Director of the Company
8	Authorize the Board of Directors of the Company to fix the		For	43181	0	0	0
	Directors' remuneration
9	Re-appoint the Auditor and authorize the Board of Directors		For	43181	0	0	0
	to fix their remuneration
10	Authorize the Directors of the Company ["Directors"] to allot,		For	43181	0	0	0
	issue or otherwise deal with additional shares of the
	Company ["Shares"] or securities convertible into shares
	and make or grant offers, agreements and options, during
	and after the relevant period, not exceeding the aggregate
	of 20% of the aggregate nominal amount of the issued
	share capital of the Company; otherwise than pursuant to: i)
	a rights issue; or ii) the exercise of subscription or
	conversion rights under the terms of any warrants and
	securities; or iii) the exercise of options or similar
	arrangement; or iv) any scrip dividend or similar
	arrangement; and [Authority expires the earlier of the
	conclusion of the next AGM or the expiration of the period
	within which the next AGM of the Company is required by
	any applicable laws or the Articles of Association of the
	Company to be held]
11	Authorize the Directors of the Company ["Directors"] to		For	43181	0	0	0
	repurchase shares of the Company ["Shares"] or convertible
	shares into shares, during the relevant period, on The Stock
	Exchange of Hong Kong Limited ["Stock Exchange"] or any
	other stock exchange on which the securities of the
	Company have been or may be listed and recognized by
	the Securities and Futures Commission under the Hong
	Kong Code on share repurchases for such purposes,
	subject to and in accordance with all applicable laws and
	regulations, at such price as the Directors may at their
	discretion determine in accordance with all applicable laws
	and regulations, not exceeding 10% of the aggregate
	nominal amount of the issued share capital of the Company;
	and [Authority expires the earlier of the conclusion of the
	next AGM or the expiration of the period within which the
	next AGM of the Company is required by any applicable
	laws or the Articles of Association of the Company to be
	held]
12	Approve, conditional upon the passing of Resolutions 5A		For	43181	0	0	0
	and 5B, to extend the general mandate granted to the
	Directors to allot, issue or otherwise deal with the shares of
	the Company pursuant to Resolution 5A, by an amount
	representing the aggregate nominal amount of the share
	capital repurchased pursuant to Resolution 5.2, provided
	that such amount does not exceed 10% of the aggregate
	nominal amount of the issued share capital of the Company
	at the date of passing this resolution

SHENZHEN EXPRESSWAY CO LTD

Cusip/Sedol:	6848743			Meeting Type:			Annual General Meeting

Ticker:	548 HK			Meeting Date:			07-May-2008

ISIN	CNE100000478			Vote Deadline Date:			28-Apr-2008

Agenda	701517166	Management		Total Ballot Shares:			6654000

Last Vote Date:	22-Apr-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action

1	Approve the report of the Directors for the year 2007		For	5204000	0	0	0
2	Approve the report of the Supervisory Committee for the		For	5204000	0	0	0
	year 2007
3	Approve the audited accounts for the year 2007		For	5204000	0	0	0
4	Approve the proposed distribution scheme of profits for the		For	5204000	0	0	0
	year 2007 [including declaration of final dividend]
5	Approve the Budget Plan for the year 2008		For	5204000	0	0	0
6	Re-appoint Messrs. PricewaterhouseCoopers [Certified		For	5204000	0	0	0
	Public Accountants, Hong Kong] as the International
	Auditors and PricewaterhouseCoopers Zhong Tian CPAs
	Co., Ltd, as the Statutory Auditors of the Company; and
	authorize the Directors of the Company to fix their
	remunerations
7	Approve the purchase of liability insurance for the Directors,		For	5204000	0	0	0
	Supervisors and Senior management staff of the Company,
	and authorize the executive Directors of the Company to
	handle the relevant matters, on the condition that the
	aggregate annual insurance premium shall not exceed RMB
	400,000
8	Approve the provision of counter-guarantee to the bank		For	5204000	0	0	0
	providing guarantee for the convertible corporate bonds [in
	which bonds and subscription warrants are tradable
	separately] [the Bonds with Warrants] within the total
	amount of the bonds with warrants issued by the Company
	and the related liabilities by pledging the toll rights of
	Nanguang Expressway, and authorize the Directors of the
	Company to handle all the matters relating to the counter-
	guarantee, including but not limited to finalizing the detailed
	terms of counter-guarantee and signing counter-guarantee
	agreement

CHINA MOBILE LTD

Cusip/Sedol:	6073556			Meeting Type:			Annual General Meeting

Ticker:	941 HK			Meeting Date:			08-May-2008

ISIN	HK0941009539			Vote Deadline Date:			28-Apr-2008

Agenda	701538906	Management		Total Ballot Shares:			1112000

Last Vote Date:	22-Apr-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Receive the audited financial statements and the reports of		For
	the Directors and the Auditors of the Company and its
	subsidiaries for the YE 31 DEC 2007
2	Declare an ordinary final dividend for the YE 31 DEC 2007		For
3	Declare a special final dividend for the YE 31 DEC 2007		For
4	Re-elect Mr. Lu Xiangdong as a Director		For
5	Re-elect Mr. Xue Taohai as a Director		For
6	Re-elect Mr. Huang Wenlin as a Director		For
7	Re-elect Mr. Xin Fanfei as a Director		For
8	Re-elect Mr. Lo Ka Shui as a Director		For
9	Re-appoint Messrs. KPMG as the Auditors and authorize		For
	the Directors to fix their remuneration
10	Authorize the Directors, to purchase shares of HKD 0.10		For
	each in the capital of the Company including any form of
	depositary receipt representing the right to receive such
	shares [Shares] and the aggregate nominal amount of
	Shares which may be purchased on The Stock Exchange of
	Hong Kong Limited or any other stock exchange on which
	securities of the Company may be listed and which is
	recognized for this purpose by the Securities and Futures
	Commission of Hong Kong and The Stock Exchange of
	Hong Kong Limited shall not exceed or represent more than
	10% of the aggregate nominal amount of the share capital
	of the Company in issue at the date of passing this
	Resolution, and the said approval shall be limited
	accordingly; [Authority expires the earlier of the conclusion
	of the next AGM of the Company or within which the next
	AGM of the Company is required by law to be held]
11	Authorize the Directors to allot, issue and deal with		For
	additional shares in the Company [including the making and
	granting of offers, agreements and options which might
	require shares to be allotted, whether during the
	continuance of such mandate or thereafter] provided that,
	otherwise than pursuant to i) a rights issue where shares
	are offered to shareholders on a fixed record date in
	proportion to their then holdings of shares; ii) the exercise of
	options granted under any share option scheme adopted by
	the Company; or iii) any scrip dividend or similar
	arrangement providing for the allotment of shares in lieu of
	the whole or part of a dividend in accordance with the
	Articles of Association of the Company, the aggregate
	nominal amount of the shares allotted shall not exceed 20%
	of the aggregate nominal amount of the share capital of the
	Company in issue at the date of passing this resolution; [if
	the Directors are so authorized by a separate ordinary
	resolution of the shareholders of the Company] the nominal
	amount of the share capital of the Company repurchased by
	the Company subsequent to the passing of this resolution
	[up to a maximum equivalent to 10% of the aggregate
	nominal amount of the share capital of the Company in
	issue at the date of passing this resolution]; [Authority
	expires the earlier of the conclusion of the next AGM of the
	Company or within which the next AGM of the Company is
	required by law to be held]
12	Authorize the Directors, to issue, allot and deal with shares		For
	by the number of shares repurchased up to 10% of the
	aggregate nominal amount of the share capital of the
	Company in issue at the date of passing this resolution, as
	specified in Resolution 6

SWIRE PAC LTD

Cusip/Sedol:	6867748			Meeting Type:			Annual General Meeting

Ticker:	19 HK			Meeting Date:			08-May-2008

ISIN	HK0019000162			Vote Deadline Date:			28-Apr-2008

Agenda	701532548	Management		Total Ballot Shares:			249500

Last Vote Date:	22-Apr-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action

1	Declare the final dividends		For	249500	0	0	0
2	Re-elect Mr. M Cubbon as a Director		For	249500	0	0	0
3	Re-elect Mr. Baroness Dunn as a Director		For	249500	0	0	0
4	Re-elect Mr. C Lee as a Director		For	249500	0	0	0
5	Re-elect Mr. M C C Sze as a Director		For	249500	0	0	0
6	Re-elect Mr. T G Freshwater as a Director		For	249500	0	0	0
7	Re-elect Mr. M Leung as a Director		For	249500	0	0	0
8	Re-elect Mr. A N Tyler as a Director		For	249500	0	0	0
9	Re-appoint PricewaterhouseCoopers as the Auditors and		For	249500	0	0	0
	authorize the Directors to fix their remuneration
10	Authorize the Directors of the Company, during the relevant		For	249500	0	0	0
	period to make on-market share repurchases [within the
	meaning of the code on share repurchases] up to 10 % of
	the aggregate nominal amount of the shares of that class in
	issue at the date of passing this Resolution; [Authority
	expires the earlier of the conclusion of the next AGM of the
	Company or the expiration of the period within which the
	next AGM of the Company is required by Law to be held]
11	Authorize the Directors of the Company to allot, issue and		For	249500	0	0	0
	deal with additional shares in the capital of the Company
	and make or grant offers, agreements and options during
	and after the relevant period, not exceeding 20% of the
	aggregate nominal amount of the share of any class so
	allotted [or so agreed conditionally or unconditionally to be
	allotted] pursuant to this Resolution wholly for cash shall not
	exceed 5% of the aggregate nominal amount of the shares
	of that class in issue at the date of passing this Resolution;
	[Authority expires the earlier of the conclusion of the next
	AGM of the Company or the expiration of the period within
	which the next AGM of the Company is required by Law to
	be held]

KINGBOARD CHEMICAL HOLDINGS LTD

Cusip/Sedol:	6491318			Meeting Type:			ExtraOrdinary General Meeting

Ticker:	148 HK			Meeting Date:			09-May-2008

ISIN	KYG525621408			Vote Deadline Date:			02-May-2008

Agenda	701554277	Management		Total Ballot Shares:			1531000

Last Vote Date:	01-May-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action

1	Approve and adopt, subject to and conditional upon a) the		For	1278000	0	0	0
	Share Option Scheme [the New EEIC Scheme] of Elec &
	Eltek International Company Limited [EIC], the rules of
	which are contained in the document marked "A" and
	produced to this meeting and for the purposes of
	identification, signed by a Director of the Company, by
	resolution of the shareholders of EEIC in its general
	meeting; and b) Singapore Exchange Securities Trading
	Limited [the Singapore Exchange] granting its in principle
	approval for the listing of and quotation for shares in EEIC
	to be issued pursuant to the exercise of options to be
	granted under the New EEIC Scheme on the Singapore
	Exchange, the New EEIC Scheme is implemented with
	effect from the date of this meeting or the date on which
	both of the conditions (a) and (b) specified in this resolution
	having been fulfilled, whichever is the later; and authorize
	the Directors of EEIC to do all such acts and to enter into all
	such transactions, arrangements and agreements as may
	be necessary or expedient to implement and administer the
	new EEIC Scheme

SOHO CHINA LTD

Cusip/Sedol:	B27WLD2			Meeting Type:			Annual General Meeting

Ticker:	410 HK			Meeting Date:			13-May-2008

ISIN	KYG826001003			Vote Deadline Date:			06-May-2008

Agenda	701552033	Management		Total Ballot Shares:			6839000

Last Vote Date:	01-May-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Receive and adopt the audited consolidated financial		For	6839000	0	0	0
	statements of the Company and the reports of the Directors
	and Auditors for the YE 31 DEC 2007
2	Declare a final dividend for the YE 31 DEC 2007		For	6839000	0	0	0
3	Re-elect Mr. Pan Shiyi as Director of the Company		For	6839000	0	0	0
4	Re-elect Mrs. Pan Zhang Xin Marita as Director of the		For	6839000	0	0	0
	Company
5	Re-elect Ms. Yan Yan as Director of the Company		For	6839000	0	0	0
6	Authorize the Board of Directors to fix the remuneration of		For	6839000	0	0	0
	the Directors
7	Re-appoint KPMG as Auditors and authorize the Board of		For	6839000	0	0	0
	Directors to fix their remuneration
8	Authorize the Directors of the Company, during the relevant		For	0	6839000	0	0
	period [as hereinafter defined] of all the powers of the
	Company to allot, issue or, otherwise deal with additional
	shares in the capital of the Company or securities
	convertible into shares, or options, warrants or similar rights
	to subscribe for shares or such convertible securities of the
	Company and to make or grant offers, agreements and/or
	options [including bonds, warrants and debentures
	convertible into shares of the Company], to make or grant
	offers, agreements and/or options which may require the
	exercise of such power after the end of the Relevant Period;
	the aggregate nominal amount of share capital allotted or
	agreed [whether pursuant to options or otherwise] by the
	Directors of the Company during the relevant period
	pursuant to this resolution, otherwise than pursuant to: i) a
	rights issue [as defined below]; ii) any option scheme or
	similar arrangement for the time being adopted for the grant
	or issue to officers and/or employees of the Company
	and/or any of its subsidiaries of shares or rights to acquire
	shares of the Company; or iii) any scrip dividend or similar
	arrangement providing for the allotment of shares in lieu of
	the whole or part of a dividend on shares of the Company in
	accordance with the Articles of Association of the Company
	in force from time to time; or iv) any issue of shares in the
	Company upon the exercise of rights of subscription or
	conversion under the terms of any existing convertible notes
	issued by the Company or any existing securities of the
	Company which carry rights to subscribe for or are
	convertible into shares of the Company, shall not exceed
	the aggregate of 20% of the aggregate nominal amount of
	share capital of the Company in issue as at the date of
	passing this resolution and the said approval shall be limited
	accordingly; [Authority expires the earlier at the conclusion
	of the next AGM of the Company or the expiration of the
	period within which the next AGM of the Company is
	required by the Articles of Association of the Company or
	any applicable law to be held]
9	Authorize the Directors of the Company, during the		For	6839000	0	0	0
	Relevant Period [as hereinafter defined] of all the powers of
	the Company to repurchase shares of the Company on the
	Stock Exchange of Hong Kong Limited or on any other
	stock exchange on which the shares of the Company may
	be listed and recognized for this purpose by the Securities
	and Futures Commission and the Stock Exchange of Hong
	Kong Limited under the code on share repurchases and
	subject to and in accordance with all applicable laws and
	the Rules Governing the Listing of Securities on the Stock
	Exchange of Hong Kong Limited, the aggregate nominal
	amount of the shares of the Company, which may be
	repurchased pursuant to this resolution shall not exceed
	10% of the aggregate nominal amount of the share capital
	of the Company in issue at the date of passing of this
	resolution, and the said approval shall be limited
	accordingly; revoke, subject to the passing of this
	resolution, any prior approvals of the kind referred to this
	resolution which had been granted to the Directors and
	which are still in effect; [Authority expires the earlier at the
	conclusion of the next AGM of the Company or the
	expiration of the period within which the next AGM of the
	Company is required by the Articles of Association of the
	Company or any applicable law to be held]
10	Approve, conditional upon the resolutions numbered 8.A		For	0	0	6839000	0
	and 8.B as specified, to extend the general mandate
	granted to the Directors of the Company to exercise the
	powers of the Company to allot, issue and otherwise deal
	with additional shares of the Company and to make or grant
	offers, agreements and options which might require the
	exercise of such powers pursuant to ordinary resolution 8.A
	as specified, by the addition to the aggregate nominal
	amount of the share capital of the Company which may be
	allotted by the directors pursuant to such general mandate
	an amount representing the aggregate nominal amount of
	the share capital of the Company repurchased by the
	Company under the authority granted pursuant to ordinary
	resolution 8.B as specified, provided that such amount shall
	not exceed 10% of the aggregate nominal amount of the
	share capital of the Company in issue at the date of passing
	of the said resolutions

PETROCHINA CO LTD

Cusip/Sedol:	6226576			Meeting Type:			Annual General Meeting

Ticker:	857 HK			Meeting Date:			15-May-2008

ISIN	CNE1000003W8			Vote Deadline Date:			06-May-2008

Agenda	701557401	Management		Total Ballot Shares:			8498000

Last Vote Date:	01-May-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action

1	PLEASE NOTE THAT THIS IS AN AMENDMENT TO		None		Non Voting
	MEETING ID 457087 DUE TO CHANGE IN VOTING
	STATUS. ALL VOTES RECEIVED ON THE PREVIOUS
	MEETING WILL BE DISREGARDED AND YOU WILL
	NEED TO REINSTRUCT ON THIS MEETING NOTICE.
	THANK YOU.
2	Approve the amendments to the Articles of Association of		For	6796000	0	0	0
	the Company made in accordance with the Company Law
	of the PRC and the 'Guidelines of Articles of Association for
	Listed Companies' issued by the China Securities
	Regulatory Commission set out in Appendix I and authorize
	the above am
3	Approve the report of the Board of the Company for the		For	6796000	0	0	0
	year 2007
4	Approve the report of the Supervisory Committee of the		For	6796000	0	0	0
	Company for the year 2007
5	Approve the Audited financial statements of the Company		For	6796000	0	0	0
	for the year 2007
6	Approve the declaration and payment of the final dividends		For	6796000	0	0	0
	for the YE 31 DEC 2007 in the amount and in the manner
	recommended by the Board
7	Approve the authorization of the Board to determine the		For	6796000	0	0	0

	distribution of interim dividends for the year 2008
8	Approve the continuation of appointment of		For	6796000	0	0	0
	PricewaterhouseCoopers, Certified Public Accountants, as
	the international Auditors of the Company and
	PricewaterhouseCoopers Zhong Tian CPAs Company
	Limited, Certified Public Accountants, as the domestic
	Auditors of the Company, for the year 2008 and authorize
	the Board of Directors to fix their remuneration
9	Elect Mr. Jiang Jiemin as a Director of the Company		For	6796000	0	0	0
10	Elect Mr. Zhou Jiping as a Director of the Company		For	6796000	0	0	0
11	Elect Mr. Duan Wende as a Director of the Company		For	6796000	0	0	0
12	Elect Mr. Wang Yilin as a Director of the Company		For	6796000	0	0	0
13	Elect Mr. Zeng Yukang as a Director of the Company		For	6796000	0	0	0
14	Elect Mr. Wang Fucheng as a Director of the Company		For	6796000	0	0	0
15	Elect Mr. Li Xinhua as a Director of the Company		For	6796000	0	0	0
16	Elect Mr. Liao Yongyuan as a Director of the Company		For	6796000	0	0	0
17	Elect Mr. Wang Guoliang as a Director of the Company		For	6796000	0	0	0
18	Re-elect Mr. Jiang Fan as a Director of the Company		For	6796000	0	0	0
19	Elect Mr. Chee-Chen Tung as the independent Director of		For	6796000	0	0	0
	the Company
20	Elect Mr. Liu Hongru as the independent Director of the		For	6796000	0	0	0
	Company
21	Elect Mr. Franco Bernabe as the independent Director of		For	6796000	0	0	0
	the Company
22	Elect Mr. Li Yongwu as the independent Director of the		For	6796000	0	0	0
	Company
23	Elect Mr. Cui Junhui as the independent Director of the		For	6796000	0	0	0
	Company
24	Elect Mr. Chen Ming as the Supervisor of the Company		For	6796000	0	0	0
25	Elect Mr. Wen Qingshan as the Supervisor of the Company		For	6796000	0	0	0
26	Elect Mr. Sun Xianfeng as the Supervisor of the Company		For	6796000	0	0	0
27	Elect Mr. Yu Yibo as the Supervisor of the Company		For	6796000	0	0	0
28	Elect Mr. Wu Zhipan as the independent Supervisor of the		For	6796000	0	0	0
	Company
29	PLEASE NOTE THAT THIS RESOLUTION IS A		Against	6796000	0	0	0
	SHAREHOLDER PROPOSAL: Elect Mr. Li Yuan as the
	independent Supervisor of the Company
30	Authorize the Board of Directors, unconditional general		For	0	6796000	0	0
	mandate to separately or concurrently issue, allot and deal
	with additional domestic shares and overseas listed foreign
	shares of the Company, provided that the number of the
	domestic shares and overseas listed foreign shares issued
	and allotted or agreed conditionally or unconditionally to be
	issued and allotted shall not exceed 20% of each of its
	existing the domestic shares and overseas listed foreign
	shares of the Company in issue as at the date of this
	resolution; b) to execute and do or procure to be executed
	and done, all such documents, deeds and things as it may
	consider necessary in connection with the issue of such
	shares; c) to make such amendments to the Articles of
	Association of the Company as it thinks fit so as to increase
	the registered share capital of the Company and reflect the
	new capital structure of the Company upon the allotment
	and issuance of shares of the Company as contemplated in
	this resolution; and e) in order to facilitate the issuance of
	shares in accordance with this resolution in a timely
	manner, to establish a special Committee of the Board and
	such Committee to exercise all such power granted to the
	Board of Directors to execute and do all such documents,
	deeds and things as it may consider necessary in
	connection with the issue of such shares contingent on the
	passing of sub-paragraphs (a) to (d) of this resolution and
	within the relevant period of this mandate f) the Board of
	Directors and the special Committee of the Board will only
	exercise its respective power under such mandate in
	accordance with the Company Law of the PRC, the
	Securities Law of the PRC, regulations or the listing rules of
	the Stock Exchange on which the Shares of the Company
	are listed [as amended from time to time] and only if all
	necessary approvals from the China Securities Regulatory
	Commission and/or other relevant PRC governmental
	authorities are obtained and the special Committee of the
	Board will only exercise its power under such mandate in
	accordance with the power granted by the shareholders at
	the annual general meeting to the Board[Authority expires
	the earlier of the conclusion of next AGM of the Company or
	at the end of 12month period]
31	Approve the rules and procedures of the shareholders'		For	6796000	0	0	0
	general meeting of the Company as specified
32	Approve the Rules and procedures of the Board of the		For	6796000	0	0	0
	Company as specified
33	Approve the rules of organization and procedures of the		For	6796000	0	0	0
	Supervisory Committee of the Company as specified
34	Other matters, if any		Abstain	6796000	0	0	0

DONGFANG ELECTRIC CORPORATION LTD

Cusip/Sedol:	6278566			Meeting Type:			Class Meeting

Ticker:	1072 HK			Meeting Date:			16-May-2008

ISIN	CNE100000304			Vote Deadline Date:			28-Apr-2008

Agenda	701517762	Management		Total Ballot Shares:			1462000

Last Vote Date:	22-Apr-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action

1	Approve the category and nominal value of shares to be		For	1284000	0	0	0
	issued: Renminbi ordinary shares [A Shares] with a nominal
	value of RMB 1.00 each
2	Approve number of shares to be issued and amount of the		For	1284000	0	0	0
	proceeds: the number of shares to be issued will not be
	more than 65,000,000 shares and the amount of the
	proceeds raised will not exceed the amount required for the
	implementation of the projects
3	Approve the issuing method: the pricing of the additional A		For	1284000	0	0	0
	shares issue will be conducted both online and offline, the
	original A shareholders can exercise their preferential rights
	to the shares according to the number of shares held at the
	register of members after the close of business on the
	record date, authorize the Board by the general meeting to
	determine the specific issuing method and the proportion of
	preferential rights with reference to the market conditions
4	Approve the target subscribers: institutional investors and		For	1284000	0	0	0
	natural persons who hold A share trading accounts with the
	Shanghai Stock Exchange [excluding those prohibited by
	the laws and regulations of the PRC]
5	Approve the issue price and basis of its determination: the		For	1284000	0	0	0
	issue price is not less than the average price of A shares for
	the 20 trading days immediately prior to the date on which
	the offering document in relation to the additional A shares
	issue is published or the average price of A shares for the
	trading day immediately before such offering document is
	published, authorize, the specific issue price will be
	determined by the Board after consultation with the lead
	manager by the general meeting
6	Approve the use of proceeds: the proceeds raised from the		For	1284000	0	0	0
	additional A shares issue [the Proceeds] as specified
7	Approve the Approve the distribution plan for accumulative		For	1284000	0	0	0
	undistributed profit upon completion of the Additional A-
	Shares Issue: upon the completion of the Additional A-
	Shares Issue, both the existing and new shareholders of the
	Company will be entitled to the accumulative undistributed
	profit
8	Approve the Validity of the resolution: the resolution in		For	1284000	0	0	0
	respect of the Additional A-Shares Issue is valid for 12
	months since the date of passing of the resolution at the
	general meeting of the Company

DONGFANG ELECTRIC CORPORATION LTD

Cusip/Sedol:	6278566			Meeting Type:			Annual General Meeting

Ticker:	1072 HK			Meeting Date:			16-May-2008

ISIN	CNE100000304			Vote Deadline Date:			28-Apr-2008

Agenda	701517736	Management		Total Ballot Shares:			1462000

Last Vote Date:	22-Apr-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action

1	Approve the 2007 report of the Board of Directors		For	1284000	0	0	0
2	Approve the 2007 report of the Supervisory Committee		For	1284000	0	0	0
3	Approve the distribution of profits after tax for the year 2007		For	1284000	0	0	0
4	Approve the audited financial statements and reports of		For	1284000	0	0	0
	Auditors for the YE 31 DEC 2007
5	Approve the 2008 Work Plan		For	1284000	0	0	0
6	Approve the appointment of the Deloitte Deloitte Touche		For	1284000	0	0	0
	Tomants Certified Public Accountants of Hong Kong and
	Deloitte Touche Tohmastu Certified Public Accountants as
	the International and Domestic Auditors of the Company
	respectively for 2008 and authorize the Board of Directors
	to fix their remunerations
7	Amend the relevant Clauses of the Articles of Association		For	1284000	0	0	0
	and authorize the Board of Directors to handle the relevant
	amendment procedures with the relevant PRC Government
	authorities regarding the Articles of Association [ as
	specified]
8	Authorize the Board of Directors to allot new shares: to		For	1284000	0	0	0
	separately or concurrently allot, issue and deal with
	additional shares of A shares and/or H shares during the
	Relevant Period [as specified] and to make or grant offers,
	agreements and/or options for such matters and the general
	mandate shall not be extended beyond the Relevant Period
	save that the Board may during the Relevant Period make
	or grant offers, agreements and/or options which may
	require the exercise of such power after the Relevant Period
	other than the shares issued pursuant to Rights Issue, any
	acquisition proposal in relation to any option shares of the
	Company, any shares issue proposal in lieu of dividend or
	similar arrangements or the shares issued as approved by
	the general meeting, the aggregate number of A shares
	and/or H shares to be issued or allotted as approved by the
	Board or issued or allotted as agreed conditionally or
	unconditionally by the Board, (whether to be based on
	options or other methods), respectively shall not exceed
	20% of the A shares and/or H shares issued by the
	Company as at the date of the passing of this special
	resolution, authorize the Board the general mandate in
	compliance with the Company Law of the People's Republic
	of China and the Rules Governing the Listing of Securities
	on the Stock Exchange of Hong Kong Limited and only if
	approvals (if necessary) from the China Securities
	Regulatory Commission and/or other relevant PRC
	government authorities are obtained. When the Board
	carries out the A shares issue proposal as per the general
	mandate, the A shares issue proposal to be submitted by
	the Board will still be subject to the approval of the general
	meeting if the PRC Domestic Laws and regulations
	stipulated so, issue A share while the relevant regulatory
	authorities in the PRC has reviewed the same but approval
	has not yet been granted, the general mandate granted to
	the Board in connection with H share issue shall remain in
	force; authorize the Board, subject to the exercising of the
	general mandate and issuance of shares as resolved under
	this special resolution: 1) to approve, execute, make, or
	procure to execute and make any documents, deeds and
	matters that it deems relevant to the exercise of the general
	mandate or issuance of such new shares, including but not
	limited to the timing, quantity, price and place of the
	issuance, make all the necessary applications to the
	relevant authorities, execute the underwriting agreement (or
	any other agreements); 2) to determine the usage of the
	proceeds and do necessary filing and registration with the
	relevant authorities in the PRC, Hong Kong and/or other
	places and jurisdiction (as the case may be); and 3) to
	increase the capital and make corresponding amendment to
	the Articles of Association and make filing and registration
	for such increase with the relevant authorities in the PRC,
	Hong Kong and/or other places and jurisdiction

DONGFANG ELECTRIC CORPORATION LTD

Cusip/Sedol:	6278566			Meeting Type:			ExtraOrdinary General Meeting

Ticker:	1072 HK			Meeting Date:			16-May-2008

ISIN	CNE100000304			Vote Deadline Date:			05-May-2008

Agenda	701517748	Management		Total Ballot Shares:			1462000

Last Vote Date:	01-May-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action

1	Approve, that the Company having met the requirements for		For	1284000	0	0	0
	public issue of additional A shares [Additional A shares
	issue] as specified
2	Approve the additional A shares issue of the Company: i)		For	1284000	0	0	0
	category and nominal value of shares to be issued:
	Renminbi ordinary shares [A Shares] with a nominal value
	of RMB 1.00 each ii) number of shares to be issued and
	amount of the proceeds: the number of shares to be issued
	will not be more than 65,000,000 shares and the amount of
	the proceeds raised will not exceed the amount required for
	the implementation of the projects iii) issuing method: the
	pricing of the additional A shares issue will be conducted
	both online and offline, the original A shareholders can
	exercise their preferential rights to the shares according to
	the number of shares held at the register of members after
	the close of business on the record date, authorize the
	Board by the general meeting to determine the specific
	issuing method and the proportion of preferential rights with
	reference to the market conditions iv) target subscribers:
	institutional investors and natural persons who hold A share
	trading accounts with the Shanghai Stock Exchange
	[excluding those prohibited by the laws and regulations of
	the PRC] v) issue price and basis of its determination: the
	issue price is not less than the average price of A shares for
	the 20 trading days immediately prior to the date on which
	the offering document in relation to the additional A shares
	issue is published or the average price of A shares for the
	trading day immediately before such offering document is
	published, authorize, the specific issue price will be
	determined by the Board after consultation with the lead
	manager by the general meeting vi) use of proceeds: the
	proceeds raised from the additional A shares issue [the
	Proceeds] as specified; vii) distribution plan for
	accumulative undistributed profit upon completion of the
	additional A shares issue; upon the completion of the
	additional A shares issue, both the existing and new
	shareholders of the Company will be entitled to the
	accumulative undistributed profit; and viii) validity of the
	resolution in respect of the additional A share issue is valid
	for 12 months since the date of passing of the resolution at
	the general meeting of the Company
3	Approve the report on the use of proceeds from the		For	1284000	0	0	0
	previous issue of A shares as specified
4	Approve the feasibility analysis on the projects to be		For	1284000	0	0	0
	financed by the proceeds
5	Authorize, that the Board with full authority to determine and		For	1284000	0	0	0
	deal with all matters concerning the additional A shares
	issue: authorize, subsequent to the approval of the
	additional A shares issue at the EGM, a shareholders class
	meeting and H shareholders class meeting, the Board with
	full authority to determine and deal with all matters
	concerning the additional A shares issue, including: i)
	authorize the Board to formulate and execute the specific
	proposal in relation to the additional A shares issue, and to
	determine the matters including the issue price, the timing
	for the additional A shares issue, preferential allocation
	basis for the existing A shareholders, the beginning and
	ending dates of the issue, type of institutional investors for
	offline subscription, proportion of the number of shares to
	be issued on the online/offline basis, principle and rules for
	clawback between shares for online and offline subscription,
	specific subscription method, preferential subscription ratio
	of the existing A shareholders and all the other matters
	relevant to the additional A shares issue ii) Authorize the
	Board to amend the additional A shares issue proposal so
	as to comply with the relevant laws and regulations or
	requirements of the relevant securities regulatory authorities
	[other than those matters the approval of which shall be
	sought from the shareholders in a general meeting pursuant
	to the relevant laws, regulations and the Articles of
	Association], to adjust and reduce the number of Projects
	before the additional A shares issue after taking into
	account various factors including verification of the Projects
	by relevant departments, variation of relevant market
	conditions, and changes to the conditions under which the
	Projects are to be implemented iii) authorize the Board, the
	Chairman and the person authorized by the Chairman to
	execute relevant documents of the additional A shares
	issue and to make all applications, submissions for
	approval, registration and filing relevant to the additional A
	shares issue iv) authorize the Board, the Chairman and the
	person authorized by the Chairman to sign, amend,
	supplement, submit, present and execute all the
	agreements and application documents relevant to the
	additional A shares issue, and to complete the relevant
	formalities for application for approval v) authorize the
	Board and the Chairman to deal with the matters
	concerning the application for the additional A shares issue
	vi) authorize the Board, after completion of the additional A
	shares issue, to handle matters concerning amendments to
	the Articles of Association, relevant registration of changes
	with the relevant authorities and other matters concerning
	the additional A shares issue vii) authorize the Board to
	make adjustment and reduction of the amount of the
	Proceeds to be applied to one or more of the projects where
	the amount of proceeds actually raised is less than the total
	expected investments required by the projects; where the
	amount of funds actually used towards the Projects is less
	than the amount of proceeds actually raised, to use the
	balance of the proceeds towards the Company's working
	capital viii) authorize the Board, the Chairman and the
	person authorized by the Chairman to handle the matters
	concerning the listing of the new A shares on Shanghai
	Stock Exchange after completion of the additional A shares
	issue ix) Authorize the Board to have full authority to handle
	other matters concerning the additional A shares issue x)
	the above authorizations shall be valid for 12 months
	commencing from the date of passing of the resolution at
	the EGM

MIDLAND HOLDINGS LTD

Cusip/Sedol:	6597700			Meeting Type:			Annual General Meeting

Ticker:	1200 HK			Meeting Date:			16-May-2008

ISIN	BMG4491W1001			Vote Deadline Date:			07-May-2008

Agenda	701551120	Management		Total Ballot Shares:			6878000

Last Vote Date:	01-May-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action

1	PLEASE NOTE THAT THIS IS AN AMENDMENT TO		None		Non Voting
	MEETING ID 452258 DUE TO RECEIPT OF DIRECTORS
	NAMES. ALL VOTES RECEIVED ON THE PREVIOUS
	MEETING WILL BE DISREGARDED AND YOU WILL
	NEED TO REINSTRUCT ON THIS MEETING NOTICE.
	THANK YOU.
2	Receive the audited financial statements and the reports of		For	6878000	0	0	0
	the Directors and the Auditors for the YE 31 DEC 2007
3	Declare a final dividend and a 35th anniversary Special		For	6878000	0	0	0
	Cash Bonus
4	Re-elect Mr. Wong Kin Yip, Freddie as a Director		For	6878000	0	0	0
5	Re-elect Mr. Chan Kwan Hing, Vincent as a Director		For	6878000	0	0	0
6	Re-elect Ms. Lam Fung Fong, Iris as a Director		For	6878000	0	0	0
7	Re-elect Ms. Wong Ching Yi, Angela as a Director		For	6878000	0	0	0
8	Approve to fix the Directors' remuneration		For	6878000	0	0	0
9	Re-appoint PricewaterhouseCoopers as the Auditors and		For	6878000	0	0	0
	authorize the Board of Directors to fix their remuneration
10	Authorize the Directors of the Company, during the relevant		For	0	6878000	0	0
	period of all powers of the Company to allot, issue and deal
	with additional shares in the capital of the Company and to
	make or grant offers, agreements and options [including
	warrants, bonds, debentures and other securities which
	carry rights subscribe for or are convertible into shares of
	the Company]; during the relevant period, not exceeding the
	aggregate of 20% of the aggregate nominal amount of the
	issued share capital of the Company otherwise than
	pursuant to i) a rights issue; ii) the exercise of rights of
	subscription or conversion rights under the terms of any
	warrants and securities; iii) the exercise of options or similar
	arrangement; iv) any scrip dividend or similar arrangement;
	[Authority expires the earlier of the conclusion of the next
	AGM of the Company or the expiration of the period within
	which the next AGM of the Company is required by the
	Companies of Bermuda or the Bye-Laws to be held]
11	Authorize the Directors of the Company, during the relevant		For	6878000	0	0	0
	period of all powers of the Company to purchase the shares
	in the capital of the Company, on The Stock Exchange of
	Hong Kong Limited [the Stock Exchange] or any other stock
	exchange on which the shares of the Company may be
	listed and recognized by the Securities and Futures
	Commission of Hong Kong and the Stock Exchange for this
	purpose, subject to and in accordance with all applicable
	laws and the requirements of the Rules Governing the
	Listing of Securities on the Stock Exchange or any other
	stock exchange, not exceeding 10% of the aggregate
	nominal amount of the issued share capital of the Company;
	[Authority expires the earlier of the conclusion of the next
	AGM of the Company or the expiration of the period within
	which the next AGM of the Company is required by the
	Companies of Bermuda or the Bye-Laws to be held]
12	Approve, subject to the passing of the Resolutions 5 and 6		For	0	0	6878000	0
	specified to add the aggregate nominal amount of shares
	which are to be purchased by the Company, pursuant to the
	authority granted to the Directors as mentioned in
	Resolution 6 as specified; to add the aggregate nominal
	amount of share capital that may be allotted or agreed to be
	allotted by the Directors pursuant to Resolution 5 as
	specified

BOC HONG KONG HLDGS LTD

Cusip/Sedol:	6536112			Meeting Type:			Annual General Meeting

Ticker:	2388 HK			Meeting Date:			20-May-2008

ISIN	HK2388011192			Vote Deadline Date:			08-May-2008

Agenda	701542068	Management		Total Ballot Shares:			3085000

Last Vote Date:	01-May-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action

1	Receive the audited statement of accounts and the reports		For	2842000	0	0	0
	of the Directors and of the Auditors of the Company for the
	YE 31 DEC 2007
2	Declare a final dividend of HKD 0.487 per share for the YE		For	2842000	0	0	0
	31 DEC 2007
3	Re-elect Mr. He Guangbei as a Director of the Company		For	2842000	0	0	0
4	Re-elect Mdm. Zhang Yanling as a Director of the Company		For	2842000	0	0	0
5	Re-elect Mr. Lee Raymond Wing Hung as a Director of the		For	2842000	0	0	0
	Company
6	Re-elect Mr. Gao Yingxin as a Director of the Company		For	2842000	0	0	0
7	Re-elect Dr. Fung Victor Kwok King as a Director of the		For	2842000	0	0	0
	Company
8	Re-elect Mr. Shan Weijian as a Director of the Company		For	2842000	0	0	0
9	Re-appoint PricewaterhouseCoopers as the Auditors of the		For	2842000	0	0	0
	Company and authorize the Board of Directors or a duly
	authorized Committee of the Board to determine their
	remuneration
10	Authorize the Board of Directors to allot, issue and deal with		For	0	2842000	0	0
	additional shares of the Company, not exceeding 20% or, in
	the case of issue of shares solely for cash and unrelated to
	any asset acquisition, not exceeding 10% of the of the
	issued share capital of the Company as at the date of
	passing this Resolution
11	Authorize the Board of Directors to repurchase shares in the		For	2842000	0	0	0
	Company, not exceeding 10% of the issued share capital of
	the Company as at the date of passing this Resolution
12	Approve, conditional on the passing of Resolutions 5 and 6,		For	0	0	2842000	0
	to extend the general mandate granted by Resolution 5 by
	adding thereto the shares repurchased pursuant to the
	general mandate granted by Resolution 6

BOC HONG KONG HLDGS LTD

Cusip/Sedol:	6536112			Meeting Type:			ExtraOrdinary General Meeting

Ticker:	2388 HK			Meeting Date:			20-May-2008

ISIN	HK2388011192			Vote Deadline Date:			08-May-2008

Agenda	701539073	Management		Total Ballot Shares:			3085000

Last Vote Date:	01-May-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action

1	Approve and ratify the Continuing Connected Transactions		For	2842000	0	0	0
	and the New Annual Cap, as specified

CNPC (HONG KONG) LTD

Cusip/Sedol:	6340078			Meeting Type:			Annual General Meeting

Ticker:	135 HK			Meeting Date:			26-May-2008

ISIN	BMG2237F1005			Vote Deadline Date:			15-May-2008

Agenda	701554518	Management		Total Ballot Shares:			7962000

Last Vote Date:	01-May-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action

1	Receive and adopt the financial statements and the reports		For	6210000	0	0	0
	of the Directors and of the Auditors for the YE 31 DEC 2007
2	Declare a final dividend of HKD 0.12 per share		For	6210000	0	0	0
3	Re-elect Mr. Cheng Cheng as a Director		For	6210000	0	0	0
4	Re-elect Dr. Lau Wah Sum as Independent Non-Executive		For	6210000	0	0	0
	as a Director
5	Re-elect Mr. Li Kwok Sing Aurbrey as an Independent Non-		For	6210000	0	0	0
	Executive Director
6	Authorize the Directors to fix the remuneration of the		For	6210000	0	0	0
	Directors
7	Appoint Deloitte Touche Tohmatsu as the Auditors for the		For	6210000	0	0	0
	ensuing year in place of the retiring Auditors Deloitte
	Touche Tohmatsu and authorize the Directors to fix their
	remuneration
8	Authorize the Directors to purchase shares of HKD 0.01		For	6210000	0	0	0
	each in the capital of the Company during the relevant
	period, that the nominal amount of the share to be
	purchased not exceeding 10% of the total nominal amount
	of the issued share capital of the Company; [Authority
	expires the earlier of the conclusion of the next AGM or the
	expiration of the period within which the next AGM of the
	Company is required by the bye-laws of the Company or
	any applicable law of Bermuda to be held]
9	Authorize the Directors of the Company to allot, issue and		For	0	6210000	0	0
	deal with additional shares in the capital of the Company
	and make or grant offers, agreements and options during
	and after the relevant period, not exceeding 20% of the
	aggregate nominal amount of the issued share capital of the
	Company otherwise than pursuant to a rights issue or the
	Company's executive Share Option Scheme [ the Share
	Option Scheme]; such mandate shall be additional to the
	authority to be given to the Directors to grant options under
	the Share Option Scheme and, at any time, to allot and
	issue additional shares in the capital in the capital of the
	Company arising from the exercise of subscription rights
	under such options; During relevant period the right issue
	an offer of shares open for a period by the Directors made
	to holders of shares on the register of members of the
	Company on a fixed record date in proportion to their
	holding such shares (subject to such exclusions as the
	Directors may deem or expedient in relation to fractional
	entitlements having regard to any restriction; [Authority
	expires the earlier of the conclusion of the next AGM or the
	expiration of the period within which the next AGM of the
	Company is required by the bye-laws of the Company or
	any applicable law of Bermuda to be held]
10	Approve to extend the general mandate granted to the		For	0	0	6210000	0
	Directors of the Company, to allot and dispose of shares
	pursuant to Resolution 6, by the addition to the aggregate
	nominal amount of the share capital which may be allotted
	or agreed to be allotted by the Directors of the Company
	pursuant to such general mandate of an amount
	representing the aggregate nominal amount of the share
	capital which has been purchased by the Company
	pursuant to Resolution 5, provided that such amount shall
	not exceed 10% of the total nominal amount of the share
	capital of the Company in issue on the date of this
	resolution

DAH SING FINANCIAL HOLDINGS LTD

Cusip/Sedol:	6249799			Meeting Type:			ExtraOrdinary General Meeting

Ticker:	440 HK			Meeting Date:			27-May-2008

ISIN	HK0440001847			Vote Deadline Date:			15-May-2008

Agenda	701540103	Management		Total Ballot Shares:			324650

Last Vote Date:	01-May-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action

1	Approve: a) the Subscription Agreement [as specified] and		For	324650	0	0	0
	the execution thereof and implementation of all transactions
	thereunder; b) conditional upon the Listing Committee of
	The Stock Exchange of Hong Kong Limited granting the
	listing of, and the permission to deal in, the Subscription
	Shares [as specified], the issue and allotment of the
	Subscription Shares; and c) authorize the Directors of the
	Company to sign, execute, perfect and deliver all such
	documents and do all such deeds, acts, matters and things
	as they may in their absolute discretion consider necessary
	or desirable for the purpose of or in connection with the
	implementation of the Subscription Agreement and all
	transactions and other matters contemplated thereunder or
	ancillary thereto, to waive compliance from and/or agree to
	any amendment or supplement to any of the provisions of
	the Subscription Agreement which in their opinion is not of a
	material nature and to effect or implement any other matters
	referred to in this resolution

GLORIOUS SUN ENTERPRISES LTD

Cusip/Sedol:	6361756			Meeting Type:			Annual General Meeting

Ticker:	393 HK			Meeting Date:			27-May-2008

ISIN	BMG3939X1002			Vote Deadline Date:			16-May-2008

Agenda	701560991	Management		Total Ballot Shares:			698000

Last Vote Date:	01-May-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action

1	Receive and approve the financial statements and the		For	698000	0	0	0
	reports of the Directors and the Auditors for the YE 31 DEC
	2007
2	Declare the final dividend for the YE 31 DEC 2007		For	698000	0	0	0
3	Declare the special dividend for the YE 31 DEC 2007		For	698000	0	0	0
4	Elect Mr. Yeung Chun Fan as a Director		For	698000	0	0	0
5	Elect Mr. Pau Sze Kee, Jackson as a Director		For	698000	0	0	0
6	Elect Mr. Wong Man Kong, Peter as a Director		For	698000	0	0	0
7	Authorize the Board of Directors to fix the Director's		For	698000	0	0	0
	remuneration
8	Appoint the Auditors and authorize the Board of Directors to		For	698000	0	0	0
	fix their remuneration
9	Authorize the Directors to allot, issue and deal with		For	0	698000	0	0
	additional shares in the capital of the Company, and make
	or grant offers, agreements and options during and after the
	relevant period, not exceeding the aggregate of 20% of the
	aggregate nominal amount of the issued share capital of the
	Company at the date of passing this resolution; and the
	nominal amount of share capital purchased after passing of
	this resolution [up to 10% of the aggregate nominal amount
	of the issued share capital], otherwise than pursuant to a) a
	rights issue; or b) any share option scheme or similar
	arrangement; or c) any scrip dividend or similar
	arrangement; [Authority expires the earlier of the conclusion
	of the next AGM of the Company or the expiration of the
	period within which the next AGM of the Company is
	required by the Bye-laws of the Company or any applicable
	law to be held ]
10	Authorize the Directors of the Company to purchase shares		For	698000	0	0	0
	in the issued share capital of the Company during the
	relevant period, subject to and in accordance with all
	applicable laws and regulations, not exceeding 10% of the
	aggregate nominal amount of the issued share capital at the
	date of passing this resolution; [Authority expires the earlier
	of the conclusion of the next AGM of the Company or the
	expiration of the period within which the next AGM of the
	Company is required by the Bye-laws of the Company or

	any applicable law to be held ]
11	Authorize the Directors of the Company to exercise the		For	0	0	698000	0
	powers of the Company as set out in Resolution 6A in the
	notice of the meeting of which this resolution forms a part in
	respect of the share capital of the Company as specified
12	Transact any other business		None		Non Voting

THE WHARF (HOLDINGS) LTD

Cusip/Sedol:	6435576			Meeting Type:			Annual General Meeting

Ticker:	4 HK			Meeting Date:			27-May-2008

ISIN	HK0004000045			Vote Deadline Date:			15-May-2008

Agenda	701561602	Management		Total Ballot Shares:			1886298

Last Vote Date:	12-May-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Approve the audited financial statements and the reports of		For	1886298	0	0	0
	the Directors and the Auditors for the YE 31 DEC 2007
2	Declare a final dividend for YE 31 DEC 2007		For	1886298	0	0	0
3	Re-elect Mr. Paul M. P. Chan, a retiring Director, as a		For	1886298	0	0	0
	Director
4	Re-elect Professor Edward K. Y. Chen, a retiring Director,		For	1886298	0	0	0
	as a Director
5	Re-elect Dr. Raymond K. F. Ch'ien, a retiring Director, as a		For	1886298	0	0	0
	Director
6	Re-elect Honorable Vincent K. Fang, a retiring Director, as		For	1886298	0	0	0
	a Director
7	Re-appoint the Auditors and authorize the Directors to fix		For	1886298	0	0	0
	their remuneration
8	Approve, with retroactive effect from 01 JAN 2007, an		For	1886298	0	0	0
	increase in the rate of fee payable to the Chairman of the
	Company from HKD 90,000 per annum to HKD 100,000 per
	annum, an increase in the rate of fee payable to each of the
	other Directors of the Company from HKD 50,000 per
	annum to HKD 60,000 per annum, and an increase in the
	rate of fee payable to each of those Directors of the
	Company who from time to time are also Members of the
	Audit Committee of the Company from HKD 15,000 per
	annum to HKD 20,000 per annum
9	Authorize the Directors of the Company to repurchase		For	1886298	0	0	0
	shares of the Company during the relevant period, on The
	Stock Exchange of Hong Kong Limited or any other stock
	exchange on which the shares of the Company have been
	or may be listed and recognized by the Securities and
	Futures Commission under the Hong Kong Code on share
	repurchases for such purposes, not exceeding 10% of the
	aggregate nominal amount of the issued share capital of the
	Company; [Authority expires the earlier of the conclusion of
	the AGM of the Company or the expiration of the period
	within which the next AGM of the Company is to be held by
	law]
10	Authorize the Directors to allot, issue and deal with		For	0	1886298	0	0
	additional shares in the capital of the Company and make or
	grant offers, agreements, options and warrants during and
	after the relevant period, not exceeding the aggregate of a)
	20% of the aggregate nominal amount of the issued share
	capital of the Company; plus b) the nominal amount of
	share capital repurchased [up to 10% of the aggregate
	nominal amount of the issued share capital], otherwise than
	pursuant to i) a rights issue; or ii) any share option scheme
	or similar arrangement; or iii) any scrip dividend or similar
	arrangement; [Authority expires the earlier of the conclusion
	of the next AGM or the expiration of the period within which
	the next AGM is to be held by law]
11	Approve to extend the general mandate granted to the		For	0	0	1886298	0
	Directors of the Company to allot, issue and deal with any
	additional shares of the Company pursuant to Resolution 7,
	by an amount representing the aggregate nominal amount
	of the share capital repurchased by the Company pursuant
	to Resolution 6, provided that such amount does not exceed
	10% of the aggregate nominal amount of the issued share
	capital of the Company at the date of passing this resolution

DAH SING FINANCIAL HOLDINGS LTD

Cusip/Sedol:	6249799			Meeting Type:			Annual General Meeting

Ticker:	440 HK			Meeting Date:			28-May-2008

ISIN	HK0440001847			Vote Deadline Date:			20-May-2008

Agenda	701570461	Management		Total Ballot Shares:			324650

Last Vote Date:	12-May-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Receive and approve the audited financial statements		For	324650	0	0	0
	together with the report of the Directors and the Auditors for
	the YE 31 DEC 2007
2	Declare a final dividend		For	324650	0	0	0
3	Re-elect Mr. Gary Pak-Ling Wang as a Director		For	324650	0	0	0
4	Re-elect Mr. Nicholas J. Mayhew as a Director		For	324650	0	0	0
5	Re-elect Dr. Tai-Lun Sun [Dennis Sun] as a Director		For	324650	0	0	0
6	Re-elect Mr. Peter Gibbs Birch as a Director		For	324650	0	0	0
7	Re-elect Mr. Robert Tsai-To Sze as a Director		For	324650	0	0	0
8	Approve to fix the fees of the Directors for the YE 31 DEC		For	324650	0	0	0
	2007
9	Appoint PricewaterhouseCoopers as the Auditors and		For	324650	0	0	0
	authorize the Directors to fix their remuneration
10	Authorize the Directors of the Company, pursuant to		For	0	324650	0	0
	Section 57B of the Companies Ordinance, to allot, issue
	and deal with additional shares in the capital of the
	Company and make or grant offers, agreements and
	options during and after the relevant period, not exceeding
	the aggregate of 20% of the aggregate nominal amount of
	the share capital of the Company in issue as at date of the
	passing of the resolution otherwise than pursuant to : i) a
	rights issue [as specified]; or ii) the exercise of options
	under any share option scheme or similar arrangement
	adopted by the Company for the grant or issue to the
	Employees and Directors of the Company and/or any of its
	subsidiaries and/or other eligible participants specified
	thereunder of options to subscribe for or rights to acquire
	shares of the Company; or iii) an issue of shares upon the
	exercise of the subscription rights attaching to any warrants
	which may be issued by the Company; or iv) an issue of
	shares of the Company as scrip dividend or similar
	arrangement in accordance with the memorandum and
	Articles of Association of the Company; or v) pursuant to
	any existing specific authority; [Authority expires the earlier
	of the conclusion of the next AGM of the Company or the
	expiration of the period within which the next AGM of the
	Company is required by the Companies Ordinance to be
	held]
11	Authorize the Directors of the Company to repurchase		For	324650	0	0	0
	shares in the capital of the Company [Shares] during the
	relevant period, on The Stock Exchange of Hong Kong
	Limited [Stock Exchange] or any other stock exchange on
	which the securities of the Company may be listed and
	recognized by the Securities and Futures Commission and
	the Stock Exchange for this purposes, subject to and in
	accordance with all applicable laws and requirements of the
	Rules Governing the Listing of Securities on the Stock
	Exchange or any other applicable stock exchange as
	amended from time to time, not exceeding 10% of the
	shares of the Company in issue as at date of passing this
	resolution; [Authority expires the earlier of the conclusion of
	the next AGM of the Company or the expiration of the
	period within which the next AGM of the Company is
	required by the Companies Ordinance to be held]
12	Approve, conditional upon the Resolutions 6 and 7 as		For	0	0	324650	0
	specified, the general mandate granted to the Directors of
	the Company to allot, issue and deal with additional shares
	in the capital of the Company pursuant to Resolution
	number 6, as specified and is extended by the addition to
	the aggregate nominal amount of share capital of the
	Company repurchased by the Company under the authority
	granted pursuant to Resolution number 7 as specified,
	provided that such amount of shares so repurchased shall
	not exceed 10% of the aggregate nominal value of the
	issued share capital of the Company as at the date of the
	this resolution

CNOOC LTD

Cusip/Sedol:	B00G0S5			Meeting Type:			Annual General Meeting

Ticker:	883 HK			Meeting Date:			29-May-2008

ISIN	HK0883013259			Vote Deadline Date:			19-May-2008

Agenda	701536647	Management		Total Ballot Shares:			8581000

Last Vote Date:	01-May-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Receive the audited statement of accounts together with the		For	7602000	0	0	0
	reports of the Directors and the Auditors thereon for the YE
	31 DEC 2007
2	Declare a final dividend for the YE 31 DEC 2007		For	7602000	0	0	0
3	Re-elect Mr. Fu Chengyu as a Executive Director		For	7602000	0	0	0
4	Re-elect Mr. Zhou Shouwei as a Executive Director		For	7602000	0	0	0
5	Re-elect Mr. Yang Hua as a Executive Director		For	7602000	0	0	0
6	Re-elect Professor Lawrence J. Lau as a Independent Non-		For	7602000	0	0	0
	Executive Director
7	Elect Mr. Wang Tao as a new Independent Non-Executive		For	7602000	0	0	0
	Director
8	Authorize the Board of Directors to fix the remuneration of		For	7602000	0	0	0
	each of the Directors
9	Re-appoint the Company's Independent Auditors and		For	7602000	0	0	0
	authorize the Board of Directors to fix their remuneration
10	Authorize the Directors of the Company, subject to		For	7602000	0	0	0
	paragraph (b) below, the exercise by the Directors during
	the Relevant Period [as hereinafter defined] of all the
	powers of the Company to repurchase shares in the capital
	of the Company on The Stock Exchange of Hong Kong
	Limited [the Stock Exchange] or on any other exchange on
	which the shares of the Company may be listed and
	recognized by the Securities and Futures Commission of
	Hong Kong and the Stock Exchange for this purpose
	[Recognized Stock Exchange], subject to and in accordance
	with all applicable laws, rules and regulations and the
	requirements of the Rules Governing the Listing of
	Securities on the Stock Exchange of Hong Kong Limited
	[the Listing Rules], or of any other Recognized Stock
	Exchange and the Articles of Association [the Articles] of
	the Company; the aggregate nominal amount of shares of
	the Company which the Company is authorized to
	repurchase pursuant to the approval in paragraph (a) above
	shall not exceed 10'%of the aggregate nominal amount of
	the share capital of the Company in issue as at the date of
	the passing of this resolution; and [Authority expires the
	earlier of the conclusion of the next AGM of the Company or
	the expiration of the period within which the next AGM of
	the Company is required by any applicable laws or the
	Articles of the Company to be held]
11	Authorize the Directors of the Company, subject to the		For	0	7602000	0	0
	following provisions of this resolution, the exercise by the
	Directors during the Relevant Period [as hereinafter defined]
	of all the powers of the Company to allot, issue and deal
	with additional shares in the capital of the Company and to
	make or grant offers, agreements and options [including
	bonds, notes, warrants, debentures and securities
	convertible into shares of the Company] which would or
	might require the exercise of such powers; authorize the
	Directors, the approval in paragraph (a) above during the
	Relevant Period to make or grant offers, agreements and
	options [including bonds, notes, warrants, debentures and
	securities convertible into shares of the Company] which
	would or might require the exercise of such powers after the
	end of the Relevant Period; the aggregate nominal amount
	of share capital of the Company allotted or agreed
	conditionally or unconditionally to be allotted, issued or dealt
	with [whether pursuant to an option or otherwise] by the
	Directors pursuant to the approval in paragraph (a) above,
	otherwise than pursuant to: (i) a Rights Issue [as hereinafter
	defined]; (ii) an issue of shares pursuant to any specific
	authority granted by shareholders of the Company in
	general meeting, including upon the exercise of rights of
	subscription or conversion under the terms of any warrants
	issued by the Company or any bonds, notes, debentures or
	securities convertible into shares of the Company; (iii) an
	issue of shares pursuant to the exercise of any option
	granted under any share option scheme or similar
	arrangement for the time being adopted by the Company
	and/or any of its subsidiaries; (iv) any scrip dividend or
	similar arrangement providing for the allotment of shares in
	lieu of the whole or part of a dividend on shares of the
	Company in accordance with the Articles of the Company;
	or (v) any adjustment, after the date of grant or issue of any
	options, rights to subscribe or other securities referred to
	above, in the price at which shares in the Company shall be
	subscribed, and/or in the number of shares in the Company
	which shall be subscribed, on exercise of re1evant rights
	under such options, warrants or other securities, such
	adjustment being made in accordance with, or as
	contemplated by the terms of such options, rights to
	subscribe or other securities shall not exceed 20% of the
	aggregate nominal amount of the share capital of the
	Company in issue as at the date of the passing of this
	resolution; and [Authority expires the earlier of the
	conclusion of the next AGM of the Company or the
	expiration of the period within which the next AGM of the
	Company is required by any applicable Laws or the Articles
	of the Company to be held]
12	Authorize the Directors, subject to the passing of the		For	0	0	7602000	0
	resolutions B1 and B2 as specified to allot, issue and deal
	with additional shares or the Company pursuant to
	resolution B2 specified in this notice by the addition to it of
	an amount representing the aggregate nominal amount of
	the shares in the capital of the Company which are
	repurchased by the Company pursuant to and since the
	granting to though Company of the general mandate to
	repurchase shares in accordance with resolution B1 set out
	in this notice, provided that such extended amount shall not
	exceed 10% of the aggregate nominal amount of the share
	capital of the Company in issue as at the date of the
	passing of this Resolution

DENWAY MOTORS LTD

Cusip/Sedol:	6263766			Meeting Type:			Annual General Meeting

Ticker:	203 HK			Meeting Date:			29-May-2008

ISIN	HK0203009524			Vote Deadline Date:			19-May-2008

Agenda	701552362	Management		Total Ballot Shares:			15970000

Last Vote Date:	01-May-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action

1	Receive and approve the audited financial statements and		For	12872000	0	0	0
	the reports of the Directors and the Independent Auditor for
	the YE 31 DEC 2007
2	Declare a final dividend		For	12872000	0	0	0
3	Declare a special dividend		For	12872000	0	0	0
4	Re-elect Mr. Zhang Baoqing as a Director		For	12872000	0	0	0
5	Re-elect Mr. Fu Shoujie as a Director		For	12872000	0	0	0
6	Re-elect Mr. Lee Ka Lun as a Director		For	12872000	0	0	0
7	Re-elect Mr. Fung Ka Pun as a Director		For	12872000	0	0	0
8	Authorize the Board of Directors to fix the remuneration of		For	12872000	0	0	0
	the Directors
9	Re-appoint the Auditor and authorize the Board of Directors		For	12872000	0	0	0
	to fix the remuneration of the Auditor
10	Authorize the Directors, during the relevant period [as		For	12872000	0	0	0
	specified] of all powers of the Company to repurchase
	shares in the capital of the Company on The Stock
	Exchange of Hong Kong Limited [the Stock Exchange] or on
	any other stock exchange on which the shares of the
	Company may be listed and recognized by the Securities
	and Futures Commission and the Stock Exchange for this
	purpose, subject to and in accordance with all applicable
	laws and the requirements of the Rules Governing the
	Listing of Securities on the Stock Exchange or of any other
	stock exchange as amended from time to time; shall not
	exceed 10% of the aggregate nominal amount of the issued
	share capital of the Company at the date of the passing of
	this resolution; [Authority expires the earlier of the
	conclusion of the next AGM of the Company or the
	expiration of the period within which the next AGM of the
	Company is required by Law to be held]
11	Authorize the Directors of the Company, to allot, issue and		For	0	12872000	0	0
	deal with additional shares in the capital of the Company
	and to make and grant offers, agreements and options
	[including warrants, bonds, debentures, notes and other
	securities which carry rights to subscribe for or are
	convertible into shares of the Company]; to make and grant
	offers, agreements and options [including warrants, bonds,
	debentures, notes and other securities which carry rights to
	subscribe for or are convertible into shares of the Company]
	which would or might require shares to be allotted, during
	and after the relevant period; shall not exceed 20% of the
	aggregate nominal amount of the issued share capital of the
	Company at the date of the passing of this resolution;
	otherwise than pursuant to: a) a rights issue [as specified];
	or b) an issue of shares upon the exercise of subscription
	rights under any option scheme or similar arrangement for
	the time being adopted for the grant or issue to the grantees
	as specified in such scheme or similar arrangement of
	shares or rights to acquire shares of the Company; or c) any
	issue of shares pursuant to the exercise of rights of
	subscription or conversion under the terms of any existing
	warrants, bonds, debentures, notes and other securities of
	the Company which carry rights to subscribe for or are
	convertible into shares of the Company; or d) an issue of
	shares pursuant to any scrip dividend or similar
	arrangement providing for the allotment of shares in lieu of
	the whole or part of the dividend on shares of the Company
	in accordance with the Articles of Association of the
	Company; [Authority expires at the earlier of the conclusion
	of the next AGM of the Company or the expiration of the
	period within which the next AGM of the Company is
	required by Law to be held]
12	Approve, conditional upon the passing of the ordinary		For	0	0	12872000	0
	Resolutions 5 and 6 in the notice convening this meeting, to
	extend the general mandate granted to the Directors of the
	Company to exercise the powers of the Company to allot,
	issue and deal with any additional shares of the Company
	pursuant to ordinary Resolution 6 of the notice convening
	this meeting by the addition thereto of an amount
	representing the aggregate nominal amount of the share
	capital of the Company repurchased by the Company under
	the authority granted pursuant to ordinary Resolution 5 of
	the notice convening this meeting, provided that such
	extended amount shall not exceed 10% of the aggregate
	nominal amount of the issued share capital of the Company
	at the date of the passing of this resolution

WHEELOCK AND COMPANY LTD

Cusip/Sedol:	6981488			Meeting Type:			Annual General Meeting

Ticker:	20 HK			Meeting Date:			29-May-2008

ISIN	HK0020000177			Vote Deadline Date:			20-May-2008

Agenda	701563846	Management		Total Ballot Shares:			1536000

Last Vote Date:	01-May-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Receive and approve the financial statements and the		For	1536000	0	0	0
	reports of the Directors and the Auditors for the 9 months
	ended 31 DEC 2007
2	Declare a final dividend for the 9 months ended 31 DEC		For	1536000	0	0	0
	2007
3	Re-elect Mr. B.M. Chang as a Director		For	1536000	0	0	0
4	Re-elect Mr. Gonzaga W.J. Li as a Director		For	1536000	0	0	0
5	Re-appoint KPMG as the Auditors of the Company and		For	1536000	0	0	0
	authorize the Directors to fix their remuneration
6	Authorize the Directors of the Company to purchase shares		For	1536000	0	0	0
	in the capital of the Company during the relevant period, on
	the Stock Exchange of Hong Kong Limited or any other
	stock exchange recognized by the Securities and Futures
	Commission of Hong Kong and the Stock Exchange of
	Hong Kong Limited under the Hong Kong Code on share
	repurchases, not exceeding 10% of the aggregate nominal
	amount of the issued share capital of the Company;
	[Authority expires the earlier of the conclusion of the next
	AGM of the Company; or the expiration of the period within
	which the next AGM of the Company is required by law to
	be held]
7	Authorize the Directors to allot, issue and deal with		For	0	1536000	0	0
	additional shares in the capital of the Company and to make
	or grant offers, agreements and options, during and after
	the relevant period, not exceeding 20% of the aggregate
	nominal amount of the share capital of the Company; and
	the nominal amount of share capital repurchased [up to
	10% of the aggregate nominal amount of the issued share
	capital], otherwise than pursuant to i) any Executive or
	employee Share option or incentive Scheme; ii) a rights
	issue; or iii) any scrip dividend or similar arrangement
	providing for the allotment of shares in lieu of the whole or
	part of a dividend on shares of the Company in accordance
	with the Articles of Association of the Company; [Authority
	expires the earlier of the conclusion of the next AGM of the
	Company; or the expiration of the period within which the
	next AGM of the Company is required by law to be held]
8	Approve to extend the general mandate granted to the		For	0	0	1536000	0
	Directors of the Company to allot, issue and deal with the
	additional shares pursuant to Resolution 6 as specified, by
	the addition thereto of an amount representing the
	aggregate nominal amount of the share capital of the
	Company repurchased pursuant to Resolution 5 as
	specified, provided that such amount does not exceed 10%
	of the aggregate nominal amount of the issued share capital
	of the Company at the date of passing this resolution

GUANGZHOU R&F PROPERTIES COMPANY LTD, GUANGZHOU

Cusip/Sedol:	B19H8Y8			Meeting Type:			Class Meeting

Ticker:	2777 HK			Meeting Date:			30-May-2008

ISIN	CNE100000569			Vote Deadline Date:			21-May-2008

Agenda	701541410	Management		Total Ballot Shares:			2552000

Last Vote Date:	01-May-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Approve the proposed A Share issue by the holders of H		For	2130000	0	0	0
	shares in the H shareholders class meeting held on 18 JUN
	2007 which is effective until 18 JUN 2008 be extended for a
	period of 12 months from the date of passing of this
	resolution

GUANGZHOU R&F PROPERTIES COMPANY LTD, GUANGZHOU

Cusip/Sedol:	B19H8Y8			Meeting Type:			Annual General Meeting

Ticker:	2777 HK			Meeting Date:			30-May-2008

ISIN	CNE100000569			Vote Deadline Date:			21-May-2008

Agenda	701546989	Management		Total Ballot Shares:			2552000

Last Vote Date:	01-May-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action

1	Approve the report of the Board of Directors [the Board] of		For	2130000	0	0	0
	the Company for the YE 31 DEC 2007
2	Approve the report of the Supervisory Committee of the		For	2130000	0	0	0
	Company for the YE 31 DEC 2007
3	Approve the audited financial statements and the report of		For	2130000	0	0	0
	the auditors for the YE 31 DEC 2007
4	Declare a final dividend for the YE 31 DEC 2007 of RMB		For	2130000	0	0	0
	0.25 per share
5	Re-appoint PricewaterhouseCoopers as the auditors of the		For	2130000	0	0	0
	Company, and authorize the Board to fix the remuneration
	of the auditors
6	Authorize the Board to decide on matters relating to the		For	2130000	0	0	0
	payment of interim dividend for the 6 months ended 30 JUN
	2008
7	Re-appoint Ms. Li Helen, as the Company's Non-Executive		For	2130000	0	0	0
	Director and authorize the Board to fix the remuneration of
	the Director
8	Re-appoint Mr. Huang Kaiwen, as the Company's		For	2130000	0	0	0
	Independent Non-Executive Director and authorize the
	Board to fix the remuneration of the Director
9	Re-appoint Mr. Dai Feng, as the Company's Independent		For	2130000	0	0	0
	Non-Executive Director and authorize the Board to fix the
	remuneration of the Director
10	Re-appoint Mr. Lai Ming, Joseph, as the Company's		For	2130000	0	0	0
	Independent Non-Executive Director and authorize the
	Board to fix the remuneration of the Director
11	Approve and ratify the land acquisition, according to Clause		For	2130000	0	0	0
	3.8(1) Chapter 2 of the rules and regulation of the Board
	meeting of the Company, Tianjin Mei Jiang Wan Site: the
	Company entered into a sale and purchase agreement on
	30 JUN 2007 to acquire a land situated in Hexi District,
	Tianjin; the total site area is approximately 929,380 sq.m.
	and the total GFA of approximately 1,574,700 sq.m. which
	consists of approximately 1,436,400 sq.m. for residential
	areas; the total purchase price amounted to RMB 4.88
	billion
12	Approve and ratify the land acquisition, according to Clause		For	2130000	0	0	0
	3.8(1) Chapter 2 of the rules and regulation of the Board
	meeting of the Company, Foshan Yu He Road Site: the
	Company acquired a plot of land in Foshan through listing
	on 19 SEP 2007, the total site area is 643,000 sq.m with a
	total GFA of approximately 2,167,000 sq.m, consisting of
	approximately 557,000 sq.m and 1,610,000 sq.m residential
	and commercial areas respectively; the total land cost
	amounted to RMB 4.71 billion
13	Authorize the Board, depending on operation requirements,		For	2130000	0	0	0
	to provide guarantee to the Company's subsidiaries, subject
	to the relevant provisions of the Articles of Association of
	the Company and under the following circumstances, up to
	an amount of RMB25 billion in aggregate: Approve the total
	external guarantees [including guarantees to subsidiaries]
	of the Company and its subsidiaries exceed 50% of the
	latest audited net assets value [Authority is given for 1 year
	or at the end of 2008 AGM]
14	Authorize the Board, depending on operation requirements,		For	2130000	0	0	0
	to provide guarantee to the Company's subsidiaries, subject
	to the relevant provisions of the Articles of Association of
	the Company and under the following circumstances, up to
	an amount of RMB25 billion in aggregate: approve the, total
	external guarantees [including guarantees to subsidiaries]
	exceed 30% of the latest audited total assets value
	[Authority is given for 1 year or at the end of 2008 AGM
15	Authorize the Board, depending on operation requirements,		For	2130000	0	0	0
	to provide guarantee to the Company's subsidiaries, subject
	to the relevant provisions of the Articles of Association of
	the Company and under the following circumstances, up to
	an amount of RMB25 billion in aggregate; approve, the
	gearing ratio of the subsidiary for which guarantee is to be
	provided is over 70% [Authority is for 1 year or at the end of
	2008 AGM]
16	Authorize the Board, depending on operation requirements,		For	2130000	0	0	0
	to provide guarantee to the Company's subsidiaries, subject
	to the relevant provisions of the Articles of Association of
	the Company and under the following circumstances, up to
	an amount of RMB 25 billion in aggregate: approve, the
	guarantee to be provided to a subsidiary exceed 10% of the
	Company's latest audited net assets value [Authority is for 1
	year or at the end of 2008 AGM]
17	Approve the proposed A shares issue by the shareholders		For	2130000	0	0	0
	in the extraordinary general meeting held on 18 JUN 2007
	which is effective until 18 JUN 2008 be extended for one
	year from date of passing of this special resolution
18	Authorize the Board to issue, allot and deal in additional		For	0	2130000	0	0
	shares in the capital of the Company, whether Domestic
	Shares or H Shares, and to enter into offers and
	agreements or to grant options in respect thereof, subject to
	the following conditions: (a) such mandate shall not extend
	beyond the Relevant Period save that the Board may during
	the Relevant Period enter into offers and agreements or to
	grant options which may require the exercise of such
	powers after the end of the Relevant Period; (b) the
	aggregate nominal amount of shares, whether Domestic
	Shares or H Shares, issued, allotted and dealt with by the
	Board pursuant to such mandate shall not exceed (i) 20% of
	the aggregate nominal amount of Domestic Shares in issue
	and (ii) 20% of the aggregate nominal amount of H Shares
	in issue; in each case at the date of this resolution; and (c)
	the Board shall only exercise its power under such mandate
	in accordance with the Company Law of the People's
	Republic of China [PRC] and the Rules Governing the
	Listing of Securities on The Stock Exchange of Hong Kong
	Limited [the Stock Exchange] as amended from time to time
	[the Listing Rules] and only if all necessary approvals from
	the China Securities Regulatory Commission and or other
	relevant PRC authorities are obtained; Authorize the Board
	to: (a) approve, execute and do or procure to be executed
	and done, all such documents, deeds and things as it may
	consider necessary in connection with the issue of new
	shares, including without limitation, the class and number of
	shares to be issued, the issue price, the period of issue and
	the number of new shares to be issued to existing
	shareholders, if any; (b) to determine the use of proceeds
	and to make all necessary filings and registrations with the
	relevant PRC, Hong Kong and other authorities; and (c) to
	increase the registered capital of the Company in
	accordance with the actual increase of capital by issuing
	shares pursuant to sub-paragraph (1) of this resolution, to
	register the increase of the registered capital of the
	Company with the relevant authorities in the PRC and to
	make such amendments to the Articles of Association of the
	Company [the Articles of Association] as the Board thinks fit
	so as to reflect the increase in the registered capital of the
	Company; Authority expires the earlier of the conclusion of
	the AGM of the Company or the expiration of the 12-month
	period after the passing of this resolution or the date on
	which the authority set out in this resolution is revoked or
	varied by a special resolution of the shareholders of the
	Company passed at a general meeting

HSBC HOLDINGS PLC, LONDON

Cusip/Sedol:	6158163			Meeting Type:			Annual General Meeting

Ticker:	5 HK			Meeting Date:			30-May-2008

ISIN	GB0005405286			Vote Deadline Date:			21-May-2008

Agenda	701520454	Management		Total Ballot Shares:			554700

Last Vote Date:	01-May-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action

1	Receive the annual accounts and reports of the Directors		For	468700	0	0	0
	and of the Auditors for the 2007
2	Approve the Directors' remuneration report for 2007		For	468700	0	0	0
3	Re-elect Mr. S .A. Catz as a Director		For	468700	0	0	0
4	Re-elect Mr. V. H. C. Cheng as a Director		For	468700	0	0	0
5	Re-elect Mr. J. D. Coombe as a Director		For	468700	0	0	0
6	Re-elect Mr. J. L .Duran as a Director		For	468700	0	0	0
7	Re-elect Mr. D. J. Flint as a Director		For	468700	0	0	0
8	Re-elect Mr. A. A. Flockhart as a Director		For	468700	0	0	0
9	Re-elect Mr. W. K .L .Fung as a Director		For	468700	0	0	0
10	Re-elect Mr. S. T. Gulliver as a Director		For	468700	0	0	0
11	Re-elect Mr. J .W .J. Hughes-Hallett as a Director		For	468700	0	0	0
12	Re-elect Mr. W. S. H. Laidlaw as a Director		For	468700	0	0	0
13	Re-elect Mr. N. R. N. Murthy as a Director		For	468700	0	0	0
14	Re-elect Mr. S. W. Newton as a Director		For	468700	0	0	0
15	Re-appoint KPMG Audit Plc as the Auditor at remuneration		For	468700	0	0	0
	to be determined by the Group Audit Committee
16	Authorize the Directors to allot shares		For	468700	0	0	0
17	Approve to disapply the pre-emption rights		For	468700	0	0	0
18	Authorize the Company to purchase its own ordinary shares		For	468700	0	0	0
19	Approve to alter the Article of Association		For	468700	0	0	0
20	Approve to alter the Article of Association with effect from		For	468700	0	0	0
	01 OCT 2008
21	Amend the rules for the HSBC Share Plan		For	468700	0	0	0

SHANGHAI INDUSTRIAL HOLDINGS LTD

Cusip/Sedol:	6810010			Meeting Type:			Annual General Meeting

Ticker:	363 HK			Meeting Date:			30-May-2008

ISIN	HK0363006039			Vote Deadline Date:			20-May-2008

Agenda	701560903	Management		Total Ballot Shares:			893000

Last Vote Date:	01-May-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Receive and approve the audited consolidated financial		For	893000	0	0	0
	statements of the Company for the YE 31 DEC 2007
	together with the reports of the Directors and the Auditor
	thereon
2	Declare a final dividend		For	893000	0	0	0
3	Re-elect Mr. Zhou Jie as a Director		For	893000	0	0	0
4	Re-elect Mr. Qian Shi Zheng as a Director		For	893000	0	0	0
5	Re-elect Dr. Lo Ka Shui as a Director		For	893000	0	0	0
6	Re-elect Prof. Woo Chia-Wei as a Director		For	893000	0	0	0
7	Authorize the Board to fix the Directors' remuneration		For	893000	0	0	0
8	Re-appoint Messrs. Deloitte Touche Tohmatsu as the		For	893000	0	0	0
	Auditor and authorize the Directors to fix the Auditor's
	remuneration
9	Authorize the Directors of the Company subject during the		For	893000	0	0	0
	Relevant Period [as specified] to repurchase ordinary
	shares in the capital of the Company [Shares] on The Stock
	Exchange of Hong Kong Limited [Stock Exchange] or on
	any other stock exchange on which the securities of the
	Company may be listed and recognized by the Securities
	and Futures Commission and the Stock Exchange for this
	purpose, subject to and in accordance with all applicable
	laws and the requirements of the Rules Governing the
	Listing of Securities on the Stock Exchange or any other
	stock exchange as amended from time to time and the
	aggregate nominal amount of the shares which the
	Company to repurchase pursuant to this resolution shall not
	exceed 10% of the aggregate nominal amount of the shares
	in issue at the date of the passing of this resolution;
	[Authority expires at the earlier of the conclusion of the next
	AGM of the Company; or the expiration of the period within
	which the next AGM of the Company is required by the
	Articles of Association of the Company or any applicable
	laws of Hong Kong to be held]
10	Authorize the Directors of the Company to allot, issue and		For	0	893000	0	0
	deal with additional shares in the capital of the Company
	and to make or grant offers, agreements and options which
	would or might require the exercise of such powers, during
	and after the relevant period, and the aggregate nominal
	amount of share capital allotted, issued or dealt with or
	agreed conditionally or unconditionally to be allotted, issued
	or dealt with [whether pursuant to an option or otherwise] by
	the Directors of the Company pursuant to this resolution,
	otherwise than pursuant to i) a rights issue [as specified],or
	ii) the exercise of the subscription or conversion rights
	attaching to any warrants, convertible bonds or other
	securities issued by the Company which are convertible into
	shares of the Company, or iii) any share option scheme or
	similar arrangement for the time being adopted for the grant
	or issue to the eligible participants of shares or rights to
	acquire shares in the capital of the Company, or iv) any
	scrip dividend or similar arrangement providing for the
	allotment of shares in lieu of the whole or part of a dividend
	on shares of the Company in accordance with the Articles of

	Association of the Company, shall not exceed 20% of the
	aggregate nominal amount of the share capital of the
	Company in issue as at the date of the passing of this
	resolution; [Authority expires at the earlier of the conclusion
	of the next AGM of the Company; or the expiration of the
	period within which the next AGM of the Company is
	required by the Articles of Association of the Company or
	any applicable laws of Hong Kong to be held]
11	Approve, conditional upon the passing of Resolutions 5 and		For	0	0	893000	0
	6 as specified, the aggregate nominal amount of the shares
	which are repurchased or otherwise acquired by the
	Company pursuant to Resolution 5 shall be added to the
	aggregate nominal amount of the shares which may be
	issued pursuant to Resolution 6, provided that such an
	amount shall not exceed 10% of the aggregate nominal
	amount of the share capital of the Company in issue as at
	the date of the passing of this resolution

TIANJIN DEVELOPMENT HOLDINGS LTD

Cusip/Sedol:	6092357			Meeting Type:			ExtraOrdinary General Meeting

Ticker:	882 HK			Meeting Date:			30-May-2008

ISIN	HK0882007260			Vote Deadline Date:			20-May-2008

Agenda	701541953	Management		Total Ballot Shares:			3724000

Last Vote Date:	01-May-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Approve and ratify the Framework Agreement dated 12		For	3724000	0	0	0
	MAR 2008 entered into between Tianjin Port Development
	Holdings Limited [Tianjin Port] and Tianjin Port Labour
	Services Company Limited] [Tianjin Port Labour] in relation
	to the provision of labour services by Tianjin Port Labour to
	Tianjin Port and its subsidiaries [the New Labour Services
	Framework Agreement, as specified] and the transactions
	contemplated thereunder and in connection therewith, and
	the proposed revised annual caps as specified in relation to
	the New Labour Services Framework Agreement for the
	three years ending 31 DEC 2010; authorize any one
	Director of the Company or any other person for and on
	behalf of the Company to execute all such other documents
	and agreements and do such acts or things as he may in
	his absolute discretion consider to be necessary, desirable,
	appropriate or expedient to implement or give effect to the
	New Labour Services Framework Agreement and the
	transactions contemplated thereunder and the revised
	annual caps in relation to the New Labour Services
	Framework Agreement for the three years ending 31 DEC
	2010 or to be incidental to, ancillary to or in connection with
	the matters contemplated under the New Labour Services
	Framework Agreement and such revised annual caps,
	including agreeing and making any modifications,
	amendments, waivers, variations or extensions of the New
	Labour Services Framework Agreement and the
	transactions contemplated thereunder and the revised
	annual caps in relation to the New Labour Services
	Framework Agreement for the three years ending 31 DEC
	2010
2	Approve and ratify the Framework Agreement dated 12		For	3724000	0	0	0
	MAR 2008 entered into between Tianjin Port Development
	Holdings Limited [Tianjin Port] and Tianjin ShengGang
	Container Technology Development & Services Co., Ltd
	[Tianjin Shenggang Container] in relation to the provision of
	labour services by Tianjin Shenggang Container to Tianjin
	Port and its subsidiaries [the Shenggang Labour Services
	Framework Agreement,] as specified [as defined in Ordinary
	Resolution No. above] and the transactions contemplated
	thereunder and in connection therewith, and the proposed
	annual caps as specified the Circular in relation to the
	Shenggang Labour Services Framework Agreement for the
	three years ending 31 DEC 2010; and authorize any one
	Director of the Company or any other person by the Board
	of Directors of the Company from time to time for and on
	behalf of the Company to execute all such other documents
	and agreements and do such acts or things as he may in
	his absolute discretion consider to be necessary, desirable,
	appropriate or expedient to implement or give effect to the
	Shenggang Labour Services Framework Agreement and
	the transactions contemplated thereunder and the annual
	caps in relation to the Shenggang Labour Services
	Framework Agreement for the three YE 31 DEC 2010 or to
	be incidental to, ancillary to or in connection with the
	matters contemplated under the Shenggang Labour
	Services Framework Agreement and such annual caps,
	including agreeing and making any modifications,
	amendments, waivers, variations or extensions of the
	Shenggang Labour Services Framework Agreement and
	the transactions contemplated thereunder and the annual
	caps in relation to the Shenggang Labour Services
	Framework Agreement for the three years ending 31 DEC
	2010

TIANJIN DEVELOPMENT HOLDINGS LTD

Cusip/Sedol:	6092357			Meeting Type:			Annual General Meeting

Ticker:	882 HK			Meeting Date:			30-May-2008

ISIN	HK0882007260			Vote Deadline Date:			21-May-2008

Agenda	701565775	Management		Total Ballot Shares:			3724000

Last Vote Date:	12-May-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action

1	Receive and approve the audited financial statements and		For	3724000	0	0	0
	the reports of the Directors and Independent Auditors for
	the YE 31 DEC 2007
2	Declare a final dividend for the YE 31 DEC 2007		For	3724000	0	0	0
3	Re-elect Mr. Wu Xuemin as a Director		For	3724000	0	0	0
4	Re-elect Dr. Wang Jiandong as a Director		For	3724000	0	0	0
5	Re-elect Mr. Bai Zhisheng as a Director		For	3724000	0	0	0
6	Re-elect Mr. Zhang Wenli as a Director		For	3724000	0	0	0
7	Re-elect Mr. Sun Zengyin as a Director		For	3724000	0	0	0
8	Re-elect Mr. Cheung Wing Yui as a Director and		For	3724000	0	0	0
9	Authorize the Board of Directors to fix the remuneration of		For	3724000	0	0	0
	the Directors
10	Re-appoint an Independent Auditor and authorize the Board		For	3724000	0	0	0
	of Directors to fix the remuneration of the Independent
	Auditor
11	Authorize the Directors of the Company to repurchase		For	3724000	0	0	0
	shares of the Company during the relevant period, on The
	Stock Exchange of Hong Kong Limited [the Stock
	Exchange] or any other stock exchange on which the
	shares of the Company may be listed and recognized by the
	Securities and Futures Commission and stock exchange for
	this purposes, subject to and in accordance with all
	applicable laws and regulations and the requirements of the
	Rules Governing the Listing of Securities on the Stock
	Exchange or of any other stock exchange as amended from
	time to time, at such price as the Directors may at their
	discretion determine in accordance with all applicable laws
	and regulations, not exceeding 10% of the aggregate
	nominal amount of the issued share capital of the Company;
	[Authority expires the earlier of the conclusion of the AGM
	of the Company or the expiration of the period within which
	the next AGM of the Companies ordinance [chapter 32 of
	the Laws of Honk Kong] or the Articles of Association of the
	Company or other applicable laws of Hong Kong to be held]
12	Authorize the Directors of the Company to issue, allot and		For	0	3724000	0	0
	deal with additional shares in the capital of the Company
	and make or grant offers, agreements and options in
	respect thereof during the relevant period, not exceeding
	20% of the aggregate nominal amount of the issued share
	capital of the Company on the date of this resolution
	otherwise than pursuant to i) a rights issue; or ii) an issue of
	shares in the Company upon the exercise of the
	subscription rights attaching to any warrants of the
	Company; or iii) an issue of shares pursuant to the exercise
	of any options which may be granted under any option
	scheme or similar arrangement; and iv) an issue of shares
	in the capital of the Company as scrip dividends pursuant to
	the Articles of Association of the Company from time to
	time; [Authority expires the earliest of the conclusion of the
	AGM of the Company or the expiration of the period within
	which the next AGM of the Company is required by the
	Companies Ordinance [Charter 32 of the Laws of Hong
	Kong] or the Articles of the Association of the Company or
	other applicable laws of Hong Kong to be held]
13	Approve, conditional upon the passing of Resolution No. 5A		For	0	0	3724000	0
	as specified, to extend the general mandate granted to the
	Directors of the Company, to allot shares pursuant to
	Resolution 5B as specified, by an amount representing the
	aggregate nominal amount of the share capital of the
	Company repurchased by the Company pursuant to
	Resolution No. 5A as specified, provided that such amount
	does not exceed 10% of the aggregate nominal amount of
	the issued share capital of the Company on the date of this
	resolution

CHINA SHIPPING DEVELOPMENT CO LTD

Cusip/Sedol:	6782045			Meeting Type:			Annual General Meeting

Ticker:	1138 HK			Meeting Date:			06-Jun-2008

ISIN	CNE1000002S8			Vote Deadline Date:			28-May-2008

Agenda	701551815	Management		Total Ballot Shares:			4516000

Last Vote Date:	01-May-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Approve the 2007 report of the Board of Directors of the		For	3852000	0	0	0
	Company
2	Approve the 2007 report of the Supervisory Committee of		For	3852000	0	0	0
	the Company
3	Approve the audited financial statements of the Company		For	3852000	0	0	0
	prepared by its International Auditors and Domestic
	Auditors respectively for the YE 31 DEC 2007
4	Approve the 2007 dividend distribution plan of the Company		For	3852000	0	0	0
5	Approve the remuneration for the Directors, Supervisors		For	3852000	0	0	0
	and Senior Management of the Company for the 2008
6	Re-appoint Vocation International Certified Public		For	3852000	0	0	0
	Accountant Company Limited and UHY Vocation [H.K]
	C.P.A Limited as the Domestic and International Auditors of
	the Company for the year 2008, respectively, and authorize
	the Board of Directors of the Company to determine their
	remuneration

JIANGXI COPPER CO LTD

Cusip/Sedol:	6000305			Meeting Type:			Annual General Meeting

Ticker:	358 HK			Meeting Date:			06-Jun-2008

ISIN	CNE1000003K3			Vote Deadline Date:			28-May-2008

Agenda	701551827	Management		Total Ballot Shares:			2832000

Last Vote Date:	01-May-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Approve the report of the Board of Directors of the		For	2270000	0	0	0
	Company for the year 2007
2	Approve the report of the Supervisory Committee of the		For	2270000	0	0	0
	Company for the year 2007
3	Approve the audited financial statements and the Auditors'		For	2270000	0	0	0
	report of the Company for the year 2007
4	Approve the distribution of profit of the Company for the		For	2270000	0	0	0
	year 2007
5	Approve the resignation of Mr. Kang Yi as a Independent		For	2270000	0	0	0
	Non-Executive Director of the Company and authorize any
	one executive Director to sign all documents, agreements
	and to do all such acts and things to give effect to such
	matters
6	Appoint the Mr. Wu Jianchang as a Independent Non-		For	2270000	0	0	0
	Executive Director of the Company to hold office until the
	AGM Of the Company for the YE 31 DEC 2008 and
	authorize any 1 Executive Director of the Company to enter
	in to service on behalf of the Company with Mr. Wu
	Jianchang on and subject to such terms and conditions as
	the Board of Directors of the Company shall think fit and to
	do such acts and things to give effect to such matters
7	Approve the resignation of Mr. Wang Maoxian as a		For	2270000	0	0	0
	Supervisor representing the shareholders of the Company
	and authorize any 1 Executive Director of the Company to
	sign all documents, agreements and to do all such acts and
	things to give effect to such matters
8	Appoint Mr. Wu Jimeng as a Supervisor representing the		For	2270000	0	0	0
	shareholders of the Company to hold office until the date of
	the AGM Of the Company for the YE 31 DEC 2008 and
	authorize any 1 Executive Director of the Company to enter
	in to service on behalf of the Company with Mr. Wu Jimeng
	on and subject to such terms and conditions as the Board of
	Directors of the Company shall think fit and to do such acts
	and things to give effect to such matters
9	Appoint the Mr. Liu Qianming as a Supervisor of the		For	2270000	0	0	0
	Company to hold office until the AGM Of the Company for
	the YE 31 DEC 2008 and authorize any 1 Executive
	Director of the Company to enter in to service contract on
	behalf of the Company with Mr. Liu Qianming on and
	subject to such terms and conditions as the Board of
	Directors of the Company shall think fit and to do such acts
	and things to give effect to such matters
10	Appoint Ernst & Young Hua Ming and Ernst & Young as the		For	2270000	0	0	0
	Company's Domestic Auditors and International Auditors for
	the year 2008 and authorize the Board of Directors of the
	Company to determine their remunerations and any one
	Executive Director of the Company to enter into the service
	agreement and any other related document with Ernst &
	Young Hua Ming and Ernst & Young
11	Authorize the Board of Directors of the Company, subject to		For	0	2270000	0	0
	the limitations imposed by this resolution and in accordance
	with the Rules Governing the Listing of Securities on The
	Stock Exchange of Hong Kong Limited [the Listing Rules],
	the Company Law of the People's Republic of China [the
	Company Law], and other applicable rules and regulations
	of the People's Republic of China [the PRC] [in each case
	as amended from time to time], to allot and issue new
	overseas foreign listed shares of the Company [H Shares]
	on such terms and conditions as the Board of Directors may
	determine and that, in the exercise of their power to allot
	and issue shares, the authority of the Board of Directors
	shall include [without limitation]: i) the determination of the
	number of the H Shares to be issued; ii) the determination
	of the issue price of the new H Shares; iii) the determination
	of the opening and closing dates of the issue of new H
	Shares; iv) the determination of the number of new H
	Shares [if any] to be issued to the existing shareholders; v)
	the making or granting offers, agreements and options
	which might require the exercise of such powers; upon the
	exercise of the powers pursuant to this resolution, during
	and after the relevant period, the aggregate nominal amount
	of the H Shares to be allotted or conditionally or
	unconditionally agreed to be allotted and issued [whether
	pursuant to the exercise of options or otherwise] by the
	Board of Directors pursuant to the authority granted under
	this resolution [excluding any shares which may be allotted
	and issued upon the conversion of the capital reserve fund
	into capital in accordance with the Company Law or the
	Articles of Association of the Company] shall not exceed
	20% of the aggregate nominal amount of the H Shares in
	issue as at the date of passing of this resolution; the Board
	of Directors of the Company in exercising the mandate
	granted under this resolution shall i) comply with the
	Company Law, other applicable laws and regulations of the
	PRC, the Listing Rules and the rules of the stock exchanges
	and regulation authority of the relevant places where the
	shares of the Company are listed [in each case, as
	amended from time to time] and ii) be subject to the
	approval of the China Securities Regulatory Commission
	and relevant authorities of the PRC; [Authority expires the
	earlier of the conclusion of the next AGM of the Company or
	12 months from the date of passing of the resolution]; and
	the Board of Directors shall, subject to the relevant
	approvals being obtained from the relevant authorities and
	to the compliance with the Company Law and other
	applicable laws and regulations of the PRC, increase the
	Company's registered share capital corresponding to the
	relevant number of shares allotted and issued upon the
	exercise of the mandate given pursuant to this resolution;
	authorize the Board, subject to the Listing Committee of The
	Stock Exchange of Hong Kong Limited granting listing of,
	and permission to deal in, the H shares of the Company's
	share capital proposed to be issued by the Company and to
	the approval of the China Securities Regulatory
	Commission for the issue of shares being granted, to
	amend, as it may deem appropriate and necessary, the
	Articles of Association of the Company to reflect the change
	in the share capital structure of the Company in the event of
	an exercise of the authority granted under this resolution to
	allot and issue new H Shares; authorize any 2 Directors to
	sign the necessary documents, complete the necessary
	procedures and take other necessary steps to complete the
	allotment and issue and listing of the new H Shares

BYD COMPANY LTD

Cusip/Sedol:	6536651			Meeting Type:			Annual General Meeting

Ticker:	1211 HK			Meeting Date:			10-Jun-2008

ISIN	CNE100000296			Vote Deadline Date:			30-May-2008

Agenda	701557843	Management		Total Ballot Shares:			3072600

Last Vote Date:	01-May-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action

1	Approve the working report of the Board of Directors of the		For	3072600	0	0	0
	Company for the YE 31st DEC 2007
2	Approve the working report of the Supervisory Committee of		For	3072600	0	0	0
	the Company for the YE 31st DEC 2007
3	Re-elect Mr. Wang Chuan-Fu as a Director with effect from		For	3072600	0	0	0
	11 JUN 2008 for a term of 3 years and to fix his
	remuneration and authorize the Board to enter into a
	service contract with Mr. Wang Chuan-fu upon such terms
	and conditions as the Board shall think fit and to do all such
	acts and things to give effect to such re-election
4	Re-elect Mr. Lu Xian-Yang as a Director with effect from 11		For	3072600	0	0	0
	JUN 2008 for a term of 3 years and to fix his remuneration
	and authorize the Board to enter into an appointment letter
	with Mr. Lu Xiang-Yang upon such terms and conditions as
	the Board shall think fit and to do all such acts and things to
	give effect to such re-election
5	Re-elect Mr. Xia Zuo-Quan as a Director with effect from 11		For	3072600	0	0	0
	JUN 2008 for a term of 3 years and to fix his remuneration
	and authorize the Board to enter into a service contract with
	Mr. Xia Zuo-Quan upon such terms and conditions as the
	Board shall think fit and to do all such acts and things to
	give effect to such re-election
6	Re-elect Ms. Madam Li Dong as a Director with effect from		For	3072600	0	0	0
	11 JUN 2008 for a term of 3 years and to fix his
	remuneration and authorize the Board to enter into a
	service contract with Ms. Madam Li Dong upon such terms
	and conditions as the Board shall think fit and to do all such
	acts and things to give effect to such re-election
7	Re-elect Mr. Lin You-ren as a Director with effect from 11		For	3072600	0	0	0
	JUN 2008 for a term of 3 years and to fix his remuneration
	and authorize the Board to enter into a service contract with
	Mr. Lin You-ren upon such terms and conditions as the
	Board shall think fit and to do all such acts and things to
	give effect to such re-election
8	Re-elect Mr. Wu Changqi as a Director with effect from 11		For	3072600	0	0	0
	JUN 2008 for a term of 3 years and to fix his remuneration
	and authorize the Board to enter into a service contract with
	Mr. Wu Changqi upon such terms and conditions as the
	Board shall think fit and to do all such acts and things to
	give effect to such re-election
9	Re-elect Mr. Dong Jun-qing as a Independent Supervisor		For	3072600	0	0	0
	with effect from 11 JUN 2008 for a term of 3 years and to fix
	his remuneration and authorize the Board to enter into a
	service contract with Mr. Dong Jun-qing upon such terms
	and conditions as the Board shall think fit and to do all such
	acts and things to give effect to such re-election
10	Re-elect Mr. Li Yongzhao as a Independent Supervisor with		For	3072600	0	0	0
	effect from 11 JUN 2008 for a 3 years and to fix his
	remuneration and authorize the Board to enter into a
	service contract with Mr. Li Yongzhao upon such terms and
	conditions as the Board shall think fit and to do all such acts
	and things to give effect to such re-election
11	Re-elect Mr. Zhang Hui-bin as the shareholder		For	3072600	0	0	0
	representative Supervisor with effect from 11 JUN 2008 for
	a 3 years and to fix his remuneration and authorize the
	Board to enter into a service contract with Mr. Zhang Hui-
	bin upon such terms and conditions as the Board shall think
	fit and to do all such acts and things to give effect to such
	re-election
12	Authorize the Board to enter into a service contract with Ms.		For	3072600	0	0	0
	Wang Zhen and Ms. Madam Yan Chen upon such terms
	and conditions as the Board shall think fit and to do all such
	acts and things to give effect to such re-election
13	Approve the audited financial statements of the Company		For	3072600	0	0	0
	as at and for the YE 31st DEC 2007
14	Approve the appropriation of profit of the Company for the		For	3072600	0	0	0
	YE 31st Dec 2007
15	Re-appoint Ernst & Young and Ernst & Young Hua Ming as		For	3072600	0	0	0
	the Company's International and PRC Auditors respectively
	for the FY of 2008 respectively to hold office until the
	conclusion of the next AGM of the Company. and authorize
	the Board to determine their remunerations
16	Approve to put forward in accordance with the Articles of		For	3072600	0	0	0
	Association of the Company by any shareholder(s) holding
	5% or more of the shares carrying the right to vote at the
	AGM
17	Authorize the Board, to grant a general mandate to allot,		For	0	3072600	0	0
	issue and deal with additional shares in the capital of the
	Company, whether domestic shares or H shares, up to an
	aggregate nominal amount not exceeding 20% of the total
	nominal amount of shares of the same class of the
	Company in issue, subject to all governmental and/or
	regulatory approval(s), if any, under the applicable Law
	[including but without limitation to the Company Law of the
	PRC and the rules governing the Listing of Securities on the
	Stock Exchange of Hong Kong Limited]; and to approve,
	execute and do or procure to be executed and done, all
	such documents, deeds and things as it may consider
	necessary in connection with the allotment and issue of any
	new shares pursuant to the exercise of the general mandate
	referred in this resolution; [Authority expires the earlier of
	the conclusion of the next AGM of the Company or
	expiration of a 12-month period following the passing of this
	resolution]
18	Approve the amendments to the Articles of Association of		For	3072600	0	0	0
	the Company [the Articles] effective from the date of which
	the A shares of the Company are first traded on the
	Shenzhen Stock Exchange and to be subsequently
	approved by the Ministry of Commerce of the PRC
19	Authorize the Directors to allot, issue and deal with		For	0	3072600	0	0
	additional shares in the capital of the Company, and make
	or grant offers, agreements and options during and after the
	relevant period, not exceeding the aggregate of (a) 20% of
	the aggregate nominal amount of the issued share capital at
	the date of passing this resolution 7; and (b) the nominal
	amount of share capital repurchased after passing of this
	resolution, otherwise than pursuant to i] a rights issue;[ii] or
	the exercise of rights of subscription or conversion under
	the terms of any existing warrants, bonds, debentures,
	notes or other securities issued by BYD Electronic which
	carry rights to subscribe for or are convertible into shares of
	BYD Electronic or iii] any share option scheme or similar
	arrangement; or iv) an issue of shares as scrip dividend
	pursuant to the Articles of the Association or similar
	arrangement; [Authority expires the earlier of the conclusion
	of the next AGM or the expiration of the period within which
	the next AGM is to be held by law]

ANGANG STEEL COMPANY LTD

Cusip/Sedol:	6015644			Meeting Type:			Annual General Meeting

Ticker:	347 HK			Meeting Date:			12-Jun-2008

ISIN	CNE1000001V4			Vote Deadline Date:			03-Jun-2008

Agenda	701560460	Management		Total Ballot Shares:			4315801

Last Vote Date:	14-May-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action

1	Approve the report of the Board of Directors of the		For	3528000	0	0	0
	Company for the year 2007
2	Approve the report of the Supervisory Committee of the		For	3528000	0	0	0
	Company for the year 2007
3	Approve the audited financial statements of the Company		For	3528000	0	0	0
	for the YE 31 DEC 2007
4	Approve the proposed distribution of the profits of the		For	3528000	0	0	0
	Company for the year 2007
5	Approve the proposed remuneration of the Directors and		For	3528000	0	0	0
	the Senior Management of the Company for the year 2007
6	Approve the proposed remuneration of the Supervisors of		For	3528000	0	0	0
	the Company for the year 2007
7	Approve the appointment of each of Zhong Rui Yue Hua		For	3528000	0	0	0
	Certified Public Accountants and the Domestic and
	International Auditor of the Company respectively for the
	year and authorize the Board of Directors of the Company
	to determine their remunerations

CHINA COAL ENERGY CO LTD

Cusip/Sedol:	B1JNK84			Meeting Type:			Annual General Meeting

Ticker:	1898 HK			Meeting Date:			20-Jun-2008

ISIN	CNE100000528			Vote Deadline Date:			12-Jun-2008

Agenda	701590920	Management		Total Ballot Shares:			2615000

Last Vote Date:	30-May-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT THIS IS AN AMENDMENT TO		None		Non Voting
	MEETING ID 474356 DUE TO RECEIPT OF ADDITIONAL
	RESOLUTION. ALL VOTES RECEIVED ON THE
	PREVIOUS MEETING WILL BE DISREGARDED AND
	YOU WILL NEED TO REINSTRUCT ON THIS MEETING
	NOTICE. THANK YOU.
2	Approve the 2007 report of the Board of Directors of the		For	2615000	0	0	0
	Company [the Board of Directors]
3	Approve the 2007 report of the Supervisory Committee of		For	2615000	0	0	0
	the Company [the Supervisory Committee]
4	Approve the report of the Auditors and the Company's		For	2615000	0	0	0
	audited financial statements for the YE 31 DEC 2007
5	Approve the profit distribution plan for the year 2007 and		For	2615000	0	0	0
	authorize the Board of Directors to implement such proposal
6	Approve the Company's 2008 capital expenditure budget		For	2615000	0	0	0
7	Approve the 2008 emoluments distribution policy for the		For	2615000	0	0	0
	Directors and the Supervisors of the Company
8	Re-appoint PricewaterhouseCoopers Zhong Tian CPAs		For	2615000	0	0	0
	Limited Company, as the Company's Domestic Auditor and
	PricewaterhouseCoopers, Certified Public Accountants, as
	the Company's International Auditor for the FY 2008 and to
	authorize the Board of Directors to determine their
	respective remunerations
9	Approve and ratify the share purchase agreement dated 25		For	2615000	0	0	0
	April 2008 [the Share Purchase Agreement I] entered into
	between the Company [as the purchaser] and China Coal
	Imp. & Exp. [as the seller] in relation to the purchase of
	100% equity interest in the Dongpo Coal, and the
	transaction contemplated thereunder; and authorize the
	Board of Directors of the Company to exercise all powers of
	the Company and executed all documents and to do all
	things and take all other steps as might in its opinion be
	desirable or necessary in connection with the Share
	Purchase Agreement I and/or the transaction contemplated
	thereunder
10	Approve and ratify the share purchase agreement dated 25		For	2615000	0	0	0
	April 2008 [the Share Purchase Agreement II] entered into
	between the Company [as the purchaser] and China Coal
	Trade and Industry [as the seller] in relation to the purchase
	of 5% equity interest in the Qinhuangdao Imp.& Exp., and
	the transaction contemplated thereunder; and authorize the
	Board of the Directors of the Company to exercise all
	powers of the Company and executed all documents and to
	do all things and take all other steps as might in its opinion
	be desirable or necessary in connection with the Share
	Purchase Agreement II and/or the transaction contemplated
	thereunder
11	Authorize the Directors of the Company to allot, issue and		For	0	2615000	0	0
	deal with A shares and H shares in the capital of the
	Company and make or grant offers, agreements and
	options during and after the relevant period, not exceeding
	20% of the aggregate nominal amount of the issued share
	capital of the Company otherwise than pursuant to: i) a
	rights issue; or ii) any scrip dividend or similar arrangement;
	[Authority expires the earlier at the conclusion of the next
	AGM of the Company or the expiration of the period within
	which the next AGM of the Company is required by the
	Articles of Association or other applicable laws to be held];
	and to make corresponding amendments to the Articles of
	Association of the Company as it thinks fit so as to reflect
	the new capital structure upon the allotment or issuance of
	shares as provided in this resolution

FAR EAST PHARMACEUTICAL TECHNOLOGY CO LTD

Cusip/Sedol:	6702065			Meeting Type:			ExtraOrdinary General Meeting

Ticker:	399 HK			Meeting Date:			20-Jun-2008

ISIN	KYG3313M1261			Vote Deadline Date:			12-Jun-2008

Agenda	701606418	Management		Total Ballot Shares:			1240000

Last Vote Date:	05-Jun-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Approve to reduce the par value of every share of the		For	1240000	0	0	0
	Company [Shares] be reduced from HKD 0.025 to HKD
	0.001 and the credit generated from the capital reduction of
	the issued share capital of approximately HKD 52.2 million
	[Capital Reduction] be applied in a manner as permitted by
	the laws of the Cayman Islands, including but not limited to,
	the setting off of part of the accumulated losses of the
	Company of approximately HKD 1,105.22 million as at 30
	JUN 2007and authorize the Director of the Company to do
	all such other things and acts and execute all such other
	documents which they consider necessary, desirable, or
	expedient in connection with the implementation of the
	capital re-organisation as specified
2	Approve to cancel the existing un-issued share capital of		For	1240000	0	0	0
	the Company of HKD 45,606,440, after the capital
	reduction, in its entirety resulting in the authorized and
	issued share capital of the Company being reduced to HKD
	2,175,742.40 [Capital Cancellation] and authorize the
	Director of the Company to do all such other things and acts
	and execute all such other documents which they consider
	necessary, desirable, or expedient in connection with the
	implementation of the capital re-organization as specified
3	Approve the immediately upon the capital reduction and the		For	1240000	0	0	0
	capital cancellation becoming effective, every (10) shares of
	HKD 0.001 each be consolidated into (1) new share [New
	Share], as a result of which 2,175,742,400 issued shares of
	the Company of HKD 0.001 each will be consolidated into
	217,574,240 issued new shares of HKD 0.01 each [share
	consolidation] and authorize the Director of the Company to
	do all such other things and acts and execute all such other
	documents which they consider necessary, desirable, or
	expedient in connection with the implementation of the
	capital re-organization as specified
4	Approve to increase immediately upon the capital reduction,		For	1240000	0	0	0
	the capital cancellation and share consolidation becoming
	effective, the Company's authorized share capital from
	HKD2,175,742.40 to HKD 100,000,000 by creation of
	9,782,425,760 new shares of HKD 0.01 each; and authorize
	the Directors of the Company to do all such other things and
	acts and execute all such other documents which they
	consider necessary, desirable, or expedient in connection
	with the implementation of the capital re-organization as
	specified
5	Approve to cancel the total 68,000,000 share options [Share		For	1240000	0	0	0
	Options] having exercise prices ranging from HKD 0.163 to
	HKD 0.1924
6	Approve to trade the new shares in from Board lots of 4,000		For	1240000	0	0	0
	shares to Board lots of 20,000 shares
7	Approve, the restructuring agreement [Restructuring		For	1240000	0	0	0
	Agreement] and the restructuring supplemental agreement
	[Restructuring Supplemental Agreement] dated 28 DEC
	2007 and 14 MAR 2008 respectively and entered into
	amongst the Company, Best Champion Holding Limited
	[Investor] and the joint and several provisional liquidators of
	the Company [Provisional Liquidators] in relation to the
	restructuring of the Company and transactions
	contemplated thereunders, as specified
8	Approve the subscription agreement dated 28 DEC 2007		For	1240000	0	0	0
	and entered into between the Company and the Investor
	[Subscription Agreement] for the purpose of the issuance
	and allotment of 4,133,910,560 New Shares to the Investor
	at a subscription price of HKD 0.145 each for a total
	consideration of HKD 59,941,703.12 [Subscription Shares]
	and the transactions contemplated thereunder, as specified
9	Approve the subscription agreement dated 9 APR 2008 and		For	1240000	0	0	0
	entered into between the Company and ADM Galleus Fund
	Limited [ADM] [ADM Subscription Agreement] for the
	purpose of the issuance and allotment of 1,153,846,154
	New Shares to ADM at a subscription price of HKD 0.052
	each [ADM Subscription Shares] for a total consideration of
	approximately HKD 60,000,000 and the transactions
	contemplated thereunder, as specified
10	Approve the placing agreement [Placing Agreement] dated		For	1240000	0	0	0
	24 JAN 2008 and entered into between the Company and
	Partners Capital Securities Limited [Partner Capital] for the
	purpose of the issuance and allotment of 576,923,077 New
	Shares at the placing price of HKD 0.052 each for a total
	consideration of approximately HKD 30,000,000 [Placing
	Shares] to investors who are independent of and not
	connected persons of the Company [as defined in the
	Listing Rules] and independent of and not acting in concert
	with the Investor, ADM or their respective ultimate beneficial
	owners, via Partner Capital to subscribe for by itself as
	principal on a fully underwritten basis the Placing Shares,
	as specified
11	Approve the waiver [Whitewash Waiver], the Executive		For	1240000	0	0	0
	Director of the Corporate Finance Division of the Securities
	and Futures Commission of Hong Kong [or any delegate of
	the Executive Director] pursuant to Note 1 on dispensations
	from Rule 26 of the Code in respect of the obligation on the
	part of the Investor and parities acting in concert with it
	[including ADM], to make a mandatory general offer to
	shareholders of the Company for all the issued shares of
	the Company not already owned or agreed to be acquired
	by them upon Completion [as defined in the Restructuring
	Agreement referred to in resolution numbered 4 above] and
	the provisional liquidators and authorize the Directors of the
	Company to do all such things and take all such action as
	they may consider necessary or desirable, expedient or
	appropriate to give effect to any of the matters relating to, or
	incidental to, the Whitewash Waiver
12	Appoint Ms. Choi Suk Ching as a Executive Director of the		For	1240000	0	0	0
	Company
13	Appoint Dr. Leung Wai Cheung as an Independent Non-		For	1240000	0	0	0
	Executive Director of the Company
14	Authorize the Directors of the Company pursuant to the		For	1240000	0	0	0
	rules governing the listing of securities on The Stock
	Exchange of Hong Kong Limited [the Listing Rules], during
	the Relevant Period [as specified in this resolution] to allot,
	issue and deal with any unissued shares in the capital of the

	Company and to make or grant offers, agreements and
	options [including but not limited to warrants, bonds and
	debentures convertible into shares of the Company] which
	might require the exercise of such power
15	Authorize the Directors, during the relevant period to make		For	1240000	0	0	0
	or grant offers, agreements and options [including warrants,
	bonds and debentures convertible into shares of the
	Company] which might require the exercise of such powers
	during or after the end of the relevant period
16	Approve the aggregate nominal value of the share capital		For	0	0	1240000	0
	allotted or agreed conditionally or unconditionally to be
	allotted or issued [whether pursuant to an option or
	otherwise] by the Directors pursuant to the approval in
	resolution (a) above, otherwise than pursuant to (i) a rights
	issue; or (ii) an issue of shares upon the exercise of options
	which may be granted under any share option scheme or
	under any option scheme or similar arrangement for the
	time being adopted for the grant or issue to officers and/or
	employees of the Company and/or any of its subsidiaries or
	any other person of shares or rights to acquire shares of the
	Company; or (iii) any scrip dividend schemes or similar
	arrangements providing for the allotment and issue of
	shares in lieu of the whole or part of a dividend on shares of
	the Company in accordance with the Articles of Association
	of the Company; or (iv) a specific authority granted by the
	shareholders of the Company in general meeting, shall not
	exceed 20% of the total nominal value of the share capital
	of the Company in issue at the date of the passing of this
	Resolution
17	Authority expires the earlier at the conclusion of the next		For	1240000	0	0	0
	AGM of the Company or the expiration of the period within
	which the next AGM of the Company is required by the
	Articles of Association of the Company or the applicable
	Laws of the Cayman Islands
18	Authorize the Directors of the Company to repurchase		For	1240000	0	0	0
	shares of the Company on The Stock Exchange of Hong
	Kong Limited [the Stock Exchange] or on any other Stock
	Exchange on which the shares of the Company may be
	listed and which is recognize by the securities and Futures
	Commission of Hong Kong and the Stock Exchange for this
	purpose, subject to and in accordance with all applicable
	laws and/or the requirements of the Listing Rules or of any
	other stock exchange as amended from time to time
19	Authorize the Company to aggregate nominal value of the		For	1240000	0	0	0
	shares of the Company which the Company is to
	repurchase pursuant to the approve in resolution (a) above
	during the relevant period [as hereinafter defined] shall not
	exceed 10% of the total nominal value of the share capital
	of the Company in issue at the date of the passing of this
	resolution, and the authority granted pursuant to resolution
	(a) above shall be limited accordingly
20	Authority expires the earlier at the conclusion of the next		For	1240000	0	0	0
	AGM of the Company or the expiration of the period within
	which the next AGM of the Company or the applicable Laws
	of the Cayman Islands
21	Approve, conditional upon the passing of Resolutions 7 and		For	1240000	0	0	0
	8, the general mandate granted to the Directors to allot,
	issue and deal in any unissued shares pursuant to
	Resolution 7 to extend by the addition to the aggregate
	nominal value of the share capital of the Company which
	may be allotted or agreed conditionally or unconditionally to
	be allotted by the Directors pursuant to such general
	mandate of an amount representing the aggregate nominal
	value of the share capital of the Company repurchased by
	the Company pursuant under authority granted pursuant to
	Resolution 8, provided that such amount shall not exceed
	10% of the aggregate nominal amount of the issued share
	capital of the Company in issue at the date of passing this
	resolution

FAR EAST PHARMACEUTICAL TECHNOLOGY CO LTD

Cusip/Sedol:	6702065			Meeting Type:			Annual General Meeting

Ticker:	399 HK			Meeting Date:			20-Jun-2008

ISIN	KYG3313M1261			Vote Deadline Date:			12-Jun-2008

Agenda	701619857	Management		Total Ballot Shares:			1240000

Last Vote Date:	09-Jun-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action

1	PLEASE NOTE THAT THIS IS AN AMENDMENT TO		None		Non Voting
	MEETING ID 484314 DUE TO RECEIPT OF NAMES OF
	THE DIRECTORS. ALL VOTES RECEIVED ON THE
	PREVIOUS MEETING WILL BE DISREGARDED AND
	YOU WILL NEED TO REINSTRUCT ON THIS MEETING
	NOTICE. THANK YOU.
2	Approve to treat the AGM as the AGM of the Company for		For	1240000	0	0	0
	the year 2004
3	Receive the audited financial statements and the reports of		For	1240000	0	0	0
	the Directors and the Independent Auditor's report for the
	YE 30 JUN 2004
4	Re-elect Mr. Chiu Koon Shou, victor as an Independent		For	1240000	0	0	0
	Non-executive Director
5	Re-elect Mr. Lo Wah Wai, Lowell as an Independent Non-		For	1240000	0	0	0
	executive Director
6	Authorize the Board of Directors to fix the Directors'		For	1240000	0	0	0
	remuneration
7	Appoint the Auditors of the Company and authorize the		For	1240000	0	0	0
	Board of Directors to fix the Auditor's remuneration

FAR EAST PHARMACEUTICAL TECHNOLOGY CO LTD

Cusip/Sedol:	6702065			Meeting Type:			Annual General Meeting

Ticker:	399 HK			Meeting Date:			20-Jun-2008

ISIN	KYG3313M1261			Vote Deadline Date:			12-Jun-2008

Agenda	701619845	Management		Total Ballot Shares:			1240000

Last Vote Date:	09-Jun-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action

1	PLEASE NOTE THAT THIS IS AN AMENDMENT TO		None		Non Voting
	MEETING ID 484523 DUE TO DUE TO RECEIPT OF
	DIRECTORS NAMES. ALL VOTES RECEIVED ON THE
	PREVIOUS MEETING WILL BE DISREGARDED AND
	YOU WILL NEED TO REINSTRUCT ON THIS MEETING
	NOTICE. THANK YOU.
2	Approve to treat the AGM as AGM of the Company for the		For	1240000	0	0	0
	year 2007
3	Receive the audited financial statements and the reports of		For	1240000	0	0	0
	the Directors and the Independent Auditor's report for the
	YE 30 JUN 2007
4	Approve to fix the maximum number of Directors and		For	1240000	0	0	0
	authorize the Board of Directors to appoint Additional
	Directors up to a maximum number determined
5	Re-elect Mr. Chiu Koon Shou, Victor as an Independent		For	1240000	0	0	0
	Non-Executive Director of the Company, who is retiring by
	rotation in accordance with Article 87 of the Company's
	Articles of Association
6	Re-elect Mr. Tai Kai Hing as an Executive Director		For	1240000	0	0	0
7	Re-elect Mr. Chung Wai Man as an Independent Non-		For	1240000	0	0	0
	Executive Director
8	Authorize the Board of Directors to fix the Directors'		For	1240000	0	0	0
	remuneration
9	Appoint the Auditors of the Company and authorize the		For	1240000	0	0	0
	Board of Directors to fix the auditor's remuneration
10	Amend Articles 2, 66, 76, 86[5], 87, 88, 103, 159, 160, 161		For	1240000	0	0	0
	of Articles of Association of the Company, as specified

FAR EAST PHARMACEUTICAL TECHNOLOGY CO LTD

Cusip/Sedol:	6702065			Meeting Type:			Annual General Meeting

Ticker:	399 HK			Meeting Date:			20-Jun-2008

ISIN	KYG3313M1261			Vote Deadline Date:			12-Jun-2008

Agenda	701619869	Management		Total Ballot Shares:			1240000

Last Vote Date:	09-Jun-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT THIS IS AN AMENDMENT TO		None		Non Voting
	MEETING ID 484574 DUE TO RECEIPT OF DIRECTOR
	NAMES AND ADDITION OF RESOLUTIONS. ALL VOTES
	RECEIVED ON THE PREVIOUS MEETING WILL BE
	DISREGARDED AND YOU WILL NEED TO REINSTRUCT
	ON THIS MEETING NOTICE. THANK YOU.
2	Approve to resolve to treat the AGM as the annual general		For	1240000	0	0	0
	meeting of the Company for the year 2005
3	Receive and approve the audited financial statements and		For	1240000	0	0	0
	the reports of the Directors and the Independent Auditor's
	report for the YE 30 JUN 2005
4	Re-elect Mr. Chiu Koon Shou, Victor as an Independent		For	1240000	0	0	0
	Non-Executive Director
5	Re-elect Mr. Lo Wah Wai, Lowell as an Independent Non-		For	1240000	0	0	0
	Executive Director
6	Authorize the Board of Directors to fix the Directors'		For	1240000	0	0	0
	remuneration
7	Appoint the Auditors of the Company and authorize the		For	1240000	0	0	0
	Board of Directors to fix the Auditor's remuneration

FAR EAST PHARMACEUTICAL TECHNOLOGY CO LTD

Cusip/Sedol:	6702065			Meeting Type:			Annual General Meeting

Ticker:	399 HK			Meeting Date:			20-Jun-2008

ISIN	KYG3313M1261			Vote Deadline Date:			12-Jun-2008

Agenda	701619883	Management		Total Ballot Shares:			1240000

Last Vote Date:	09-Jun-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT THIS IS AN AMENDMENT TO		None		Non Voting
	MEETING ID 484526 DUE TO RECEIPT OF DIRECTOR
	NAME AND ADDITION OF RESOLUTION. ALL VOTES
	RECEIVED ON THE PREVIOUS MEETING WILL BE
	DISREGARDED AND YOU WILL NEED TO REINSTRUCT
	ON THIS MEETING NOTICE. THANK YOU.
2	Approve to resolve to treat the AGM as annual general		For	1240000	0	0	0
	meeting of the Company for the year 2006
3	Receive and approve the audited financial statements and		For	1240000	0	0	0
	the reports of the Directors and the Independent Auditor's
	report for the YE 30 JUN 2006
4	Re-elect Mr. Chiu Koon Shou, Victor as an Independent		For	1240000	0	0	0
	Non-Executive Director
5	Authorize the Board of Directors to fix the Directors'		For	1240000	0	0	0
	remuneration
6	Appoint the Auditors of the Company and authorize the		For	1240000	0	0	0
	Board of Directors to fix the Auditor's remuneration

BEIJING ENTERPRISES HOLDINGS LTD

Cusip/Sedol:	6081690			Meeting Type:			Annual General Meeting

Ticker:	392 HK			Meeting Date:			26-Jun-2008

ISIN	HK0392044647			Vote Deadline Date:			18-Jun-2008

Agenda	701611510	Management		Total Ballot Shares:			919000

Last Vote Date:	05-Jun-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action

1	Receive the audited consolidated financial statements and		For	919000	0	0	0
	the reports of the Directors and the Auditors for the YE 31
	DEC 2007
2	Declare a final dividend and a final special dividend		For	919000	0	0	0
3	Re-elect Mr. Bai Jin Rong as a Director		For	919000	0	0	0
4	Re-elect Mr. Zhou Si as a Director		For	919000	0	0	0
5	Re-elect Mr. E Meng as a Director		For	919000	0	0	0
6	Re-elect Mr. Robert A. Theleen as a Director		For	919000	0	0	0
7	Re-elect Mr. Lam Hoi Ham as a Director		For	919000	0	0	0
8	Authorize the Board of Directors to fix the Directors'		For	919000	0	0	0
	remuneration
9	Re-appoint Messrs. Ernst & Young as the Auditors and		For	919000	0	0	0
	authorize the Board of Directors to fix their remuneration
10	Authorize the Directors, subject to and in accordance with		For	919000	0	0	0
	all applicable laws, to purchase its shares, during the
	relevant period, not exceeding 10% of the total nominal
	amount of the share capital of the Company in issue on the
	date of passing of this resolution; [Authority expires the
	earlier of the conclusion of the next AGM of the Company;
	or the expiration of the period within which the next AGM of
	the Company is required by the Articles of the Company or
	any applicable laws to be held]
11	Authorize the Directors of the Company to allot, issue and		For	0	919000	0	0
	deal with additional shares in the capital of the Company
	and make or grant offers, agreements and options during
	and after the relevant period, not exceeding the aggregate
	of a) 20% of the aggregate nominal amount of the issued
	share capital of the Company; plus b) the nominal amount
	of share capital repurchased [up to 10% of the aggregate
	nominal amount of the issued share capital], otherwise than
	pursuant to i) a rights issue; or ii) any share option scheme
	or similar arrangement; or iii) any scrip dividend or similar
	arrangement; [Authority expires the earlier of the conclusion
	of the next AGM or the expiration of the period within which
	the next AGM is to be held by law]
12	Approve to extend the general mandate granted to the		For	919000	0	0	0
	Directors of the Company to allot shares and to make or
	grant offers, agreements and options pursuant to Resolution
	6, by an amount representing the aggregate nominal
	amount of the share capital repurchased by the Company
	pursuant to Resolution 5, provided that such amount does
	not exceed 10% of the aggregate nominal amount of the
	issued share capital of the Company at the date of passing
	this resolution

YANZHOU COAL MNG CO LTD

Cusip/Sedol:	6109893			Meeting Type:			Annual General Meeting

Ticker:	1171 HK			Meeting Date:			27-Jun-2008

ISIN	CNE1000004Q8			Vote Deadline Date:			19-Jun-2008

Agenda	701579077	Management		Total Ballot Shares:			7736000

Last Vote Date:	30-May-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action

1	Approve the working report of the Board of Directors of the		For	6653200	0	0	0
	Company [the Board] for the YE 31 DEC 2007
2	Approve the working report of the Supervisory Committee of		For	6653200	0	0	0
	the Company for the YE 31 DEC 2007
3	Approve the audited financial statements of the Company		For	6653200	0	0	0
	as at and for the YE 31 DEC 2007
4	Approve the profit distribution plan [the cash dividend		For	6653200	0	0	0
	distribution plans] of the Company for the YE 31 DEC 2007
	and authorize the Board to distribute such dividend to
	shareholders of the Company
5	Re-appoint Mr. Wang Xin as a Non-Worker Representative		For	6653200	0	0	0
	Executive Director of the 4th session of the Board for a term
	of 3 years, which will become effective upon the conclusion
	of the AGM
6	Re-appoint Mr. Geng Jiahuai as a Non-Worker		For	6653200	0	0	0
	Representative Executive Director of the 4th session of the
	Board for a term of 3 years, which will become effective
	upon the conclusion of the AGM
7	Re-appoint Mr. Yang Deyu as a Non-Worker		For	6653200	0	0	0
	Representative Executive Director of the 4th session of the
	Board for a term of 3 years, which will become effective
	upon the conclusion of the AGM
8	Re-appoint Mr. Shi Xuerang as a Non-Worker		For	6653200	0	0	0
	Representative Executive Director of the 4th session of the
	Board for a term of 3 years, which will become effective
	upon the conclusion of the AGM
9	Re-appoint Mr. Chen Changchun as a Non-Worker		For	6653200	0	0	0
	Representative Executive Director of the 4th session of the
	Board for a term of 3 years, which will become effective
	upon the conclusion of the AGM
10	Re-appoint Mr. Wu Yuxiang as a Non-Worker		For	6653200	0	0	0
	Representative Executive Director of the 4th session of the
	Board for a term of 3 years, which will become effective
	upon the conclusion of the AGM
11	Re-appoint Mr. Wang Xinkun as a Non-Worker		For	6653200	0	0	0
	Representative Executive Director of the 4th session of the
	Board for a term of 3 years, which will become effective
	upon the conclusion of the AGM
12	Re-appoint Mr. Zhang Baocai as a Non-Worker		For	6653200	0	0	0
	Representative Executive Director of the 4th session of the
	Board for a term of 3 years, which will become effective
	upon the conclusion of the AGM
13	Re-appoint Mr. Pu Hongjiu as a Independent Non-Executive		For	6653200	0	0	0
	Director of the 4th session of the Board for a term of 3
	years, which will become effective upon the conclusion of
	the AGM
14	Appoint Mr. Zhai Xigui as a Independent Non-Executive		For	6653200	0	0	0
	Director of the 4th session of the Board for a term of 3
	years, which will become effective upon the conclusion of
	the AGM
15	Appoint Mr. Li Weian as a Independent Non-Executive		For	6653200	0	0	0
	Director of the 4th session of the Board for a term of 3
	years, which will become effective upon the conclusion of
	the AGM
16	Re-appoint Mr. Wang Junyan as a Independent Non-		For	6653200	0	0	0
	Executive Director of the 4th session of the Board for a term
	of 3 years, which will become effective upon the conclusion
	of the AGM
17	Re-appoint Mr. Song Guo as a Non-worker Representative		For	6653200	0	0	0
	Supervisors of the 4th session of the Supervisory
	Committee, which will become effective upon conclusion of
	the AGM
18	Re-appoint Mr. Zhou Shoucheng as a Non-Worker		For	6653200	0	0	0
	Representative Supervisors of the 4th session of the
	Supervisory Committee, which will become effective upon
	conclusion of the AGM
19	Appoint Mr. Zhang Shengdong as a Non-Worker		For	6653200	0	0	0
	Representative Supervisors of the 4th session of the
	Supervisory Committee, which will become effective upon
	conclusion of the AGM
20	Appoint Ms. Zhen Ailan as a Non-Worker Representative		For	6653200	0	0	0
	Supervisors of the 4th session of the Supervisory
	Committee, which will become effective upon conclusion of
	the AGM
21	Approve to determine the remuneration of the Directors and		For	6653200	0	0	0
	the Supervisors of the Company for the YE 31 DEC 2008
22	Approve the Purchase of Liability Insurance for the		For	6653200	0	0	0
	Directors, Supervisors and Senior Officers
23	Approve the appointments of Grant Thornton and Shine		For	6653200	0	0	0
	Wing Certified Public Accountants Limited as the
	Company's international and PRC Auditors for the year
	2008, respectively, and an aggregate annual remuneration
	of RMB 6.96 million for the annual auditing and internal
	control evaluation auditing services, and authorize the
	Board to fix and pay their other service fees
24	Approve, the unconditional general mandate granted to the		For	0	6653200	0	0
	Board to issue, allot and deal with additional H Shares in
	the share capital of the Company and to make or grant
	offers, agreements and options in respect thereof, subject to
	the following terms during or after the end of the relevant
	period shall not exceed 20 % of the number of H Shares in
	issue as at the date of the this resolution; and the Board will
	only exercise its power under such mandate in accordance
	with the Company Law of the PRC and the Rules Governing
	the Listing of Securities on The Stock Exchange of Hong
	Kong Limited [as amended from time to time] and only if all
	necessary approvals from the China Securities Regulatory
	Commission and/or other relevant PRC government
	authorities are obtained; [Authority expires the earlier at the
	conclusion of the next AGM of the Company or the
	expiration of a 12-month period]; and contingent on the
	directors and authorize the Board to approve, execute and
	do or procure to be executed and done, all such documents,
	deeds and things as it may consider relevant in connection
	with the issue of such new shares including, but not limited
	to, determining the time and place of issue, making all
	necessary applications to the relevant authorities and
	entering into an underwriting agreement [or any other
	agreement], to determine the use of proceeds and to make
	all necessary filings and registrations with the relevant PRC,
	Hong Kong and other authorities, and to make such
	amendments to the Articles of Association as it thinks fit so
	as to reflect the increase in registered capital of the
	Company and to reflect the new share capital structure of
	the Company under the intended allotment and issue of the
	shares of the Company pursuant to this resolution
25	Authorize the Board to repurchase the issued H Shares of		For	6653200	0	0	0
	the Company on the Hong Kong Stock Exchange, subject to
	and in accordance with all applicable laws, rules and
	regulations and/or requirements of the governmental or
	regulatory body of securities in the PRC, the Hong Kong
	Stock Exchange or of any other governmental or regulatory
	body and the aggregate nominal value of H Shares of the
	Company authorized to be repurchased subject to the
	approval in this resolution during the relevant period shall
	not exceed 10% of the aggregate nominal value of the
	issued H Shares of the Company as at the date of the
	passing of this resolution; the passing of a special resolution
	with the same terms as the resolution set out in this
	resolution [except for this sub-paragraph at the AGM of the
	Company to be held on 27 JUN 2008 and the passing of a
	special resolution with the same terms as the resolution set
	out in this resolution [except for this sub-paragraph at a
	class meeting for the holders of H Shares and at a class
	meeting of the holders of Domestic Shares to be convened
	for such purpose; and the relevant PRC regulatory
	authorities as may be required by laws, rules and
	regulations of the PRC being obtained by the Company if
	appropriate; and the Company not being required by any of
	its creditors to repay or to provide guarantee in respect of
	any amount due to any of them [or if the Company is so
	required by any of its creditors, the Company having, in its
	absolute discretion, repaid or provided guarantee in respect
	of such amount] pursuant to the notification procedure as
	specified in Article 30 of the Articles of Association of the
	Company subject to the approval of all relevant PRC
	regulatory authorities for the repurchase of such H Shares
	being granted, to: amend the Articles of Association of the
	Company as it thinks fit so as to reduce the registered share
	capital of the Company and to reflect the new capital
	structure of the Company upon the repurchase of H Shares
	of the Company as contemplated in this resolution; and file
	the amended Articles of Association of the Company with
	the relevant governmental authorities of the PRC and
	Conditional upon: the special resolutions relating to the
	general mandate for the issue of additional H Shares; the
	special resolution for the grant of a general mandate to
	repurchase shares at the AGM and; the special resolutions
	as specified in the class meeting for the holders of H Shares
	and class meeting for the holders of Domestic
	Shareholders, respectively, being passed, the aggregate
	nominal amount of the H Shares of the Company which will
	be repurchased by the Company subject to the authority of
	the Directors granted under the special resolutions pursuant
	to the AGM and the class meetings shall be added to the
	aggregate nominal amount of share capital that may be
	allotted or agreed conditionally or unconditionally to be
	allotted by the Directors of the Company pursuant to S.11
	[Authority expires the earlier at the conclusion of the next
	AGM of the Company or the expiration of a 12-month
	period]

Guinness Atkinson Global Energy Fund
Proxy Voting Record July 1, 2007 - June 30, 2008

Company Name	Meeting Date	Shares Voted	Issuer or Security Holder Proposal	Cusip/Sedol	Ticker

Statoil	7/5/2007	65,600		7133608	STL NO

Vote	MRV	Proposal

for	for	Election of Chairman of meeting	Issuer

for	for	Designation of inspector or shareholder representative of meeting	Issuer

for	for	Approval of notice of meeting and agenda	Issuer

for	for	Approval of plan for merger of petroleum activities between company and Norsk Hydro	Issuer

for	for	Issuance of 1.043 billion shares in connection with acquisition of Norsk Hydro	Issuer

for	for	Amendment of articles to reflect merger including name change and new share capital	Issuer

for	for	Election of members and deputy members of corporate assemebly	Issuer

for	for	Election of 4 members of nominating committee	Issuer

for	for	Approval of NOK 50.4 m reduction in share capital via cancellation of treasury shares and redemption of state held shares	Issuer

Company Name	Meeting Date	Shares Voted	Issuer or Security Holder Proposal	Cusip/Sedol	Ticker

Todco	7/11/2007	14,890		2350521	THE

Vote	MRV	Proposal

for	for	Approval of planned merger, effective March 18,2007, with Hercules Offshore	Issuer

for	for	Approval of adjournment of special meeting, if necessary, to solicit additional proxies if there are not enough votes for above	Issuer

Company Name	Meeting Date	Shares Voted	Issuer or Security Holder Proposal	Cusip/Sedol	Ticker

Coastal Energy	8/17/2007	364,358			CEO CN

Vote	MRV	Proposal

for	for	Election of 9 Directors	Issuer

for	for	Appointment of Deloitte & Touche as auditors	Issuer

for	for	Authorization of diredtors to fix Audtiors' remuneration	Issuer

for	for	Approval of company's stock option plan	Issuer

for	for	Pass special resolution to amend Article 8 of Memorandum of Association in connection with reverse split	Issuer

for	for	Pass ordinary resolution to effect the reverse split for company's common shares	Issuer

for	for	Transaction of such other business as may properly come before the meeting	Issuer

Company Name	Meeting Date	Shares Voted	Issuer or Security Holder Proposal	Cusip/Sedol	Ticker

Granby Oil & Gas	9/19/2007	67,091		B085N74	GOIL LN

Vote	MRV	Proposal

for	for	Acceptance of financial statements	Issuer

for	for	Reelection of 2 directors	Issuer

for	for	Approval of remuneration report	Issuer

for	for	Reappointment of PWC as auditors	Issuer

for	for	Authorisation of equity or equity-linked securities with pre-emptive rights up to £60,675	Issuer

for	for	Approval of share incentive plan 2007	Issuer

for	for	Authorisation of equity or equity-linked securities without pre-emptive rights up to £9,101	Issuer

for	for	Authorisation of company to use electronic communications	Issuer

Company Name	Meeting Date	Shares Voted	Issuer or Security Holder Proposal	Cusip/Sedol	Ticker

GlobalSantafe	11/9/2007	28,760		2016180	GSF US

Vote	MRV	Proposal

for	for	Approval of planned merger with Transocean Inc.	Issuer

Company Name	Meeting Date	Shares Voted	Issuer or Security Holder Proposal	Cusip/Sedol	Ticker

Plains Exploration	11/11/2007	43,630		2979249	PXP

Vote	MRV	Proposal

for	for	Approval of issuance of shares of Plains puursuant to plan of merger with Pogo	Issuer

for	for	Approval of proposed amendment to Plains' certificate of incorporation to increase number of authorized common shares	Issuer
from 150,000,000 to 250,000,000 if the merger occurs

for	for	Approval of adjournments of the special meeting if necessary to solicit additional proxies in favour of above	Issuer

Company Name	Meeting Date	Shares Voted	Issuer or Security Holder Proposal	Cusip/Sedol	Ticker

Encore Oil	11/13/2007	308,000		B06KL33	EO/ LN

Vote	MRV	Proposal

for	for	Acceptance of financial statements and statutory reports	Issuer

for	for	Approval of remuneration report	Issuer

for	for	Reappointment of PKF as auditors and authorisation of board to determine their remuneration	Issuer

for	for	Authorisation of issuance of equity or equity-linked securities with pre-emptive rights up to aggregate nominal amount	Issuer
of £4,519,199

for	for	Authorisation of issuance of equity or equity-linked securities without pre-emptive rights up to aggregate nominal amount	Issuer
of £4,519,199

Guinness Atkinson Global Energy Fund

Meeting Date Range: July 1, 2007 - June 30,2008

Selected Accounts

SASOL LTD

Security:	803866102				Meeting Type:		Annual General Meeting

Ticker:					Meeting Date:		30-Nov-2007

ISIN	ZAE000006896				Vote Deadline Date:		27-Nov-2007

Agenda	701397970	Management			Total Ballot Shares:		1158703

Last Vote Date:	28-Nov-2007

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action

1	Receive and approve the annual financial statements of the Company and of the Group for the YE 30 JUN 2007, together with the reports of the Directors and the Auditors		For	53447	0	0	0
2	Re-elect Mr. E. Le R. Bradley as a Director, who retires in terms of Articles 75(d) and 75(e) of the Company's Articles of Association		For	53447	0	0	0
3	Re-elect Mr. V.N. Fakude as a Director, who retires in terms of Articles 75(d) and 75(e) of the Company's Articles of Association		For	53447	0	0	0
4	Re-elect Mr. A. Jain as a Director, who retires in terms of Articles 75(d) and 75(e) of the Company's Articles of Association		For	53447	0	0	0
5	Re-elect Mr. I.N. Mkhize as a Director, who retires in terms of Articles 75(d) and 75(e) of the Company's Articles of Association		For	53447	0	0	0
6	Re-elect Mr. S. Montsi as a Director, who retires in terms of Articles 75(d) and 75(e) of the Company's Articles of Association		For	53447	0	0	0
7	Re-elect Mr. T.A. Wixley as a Director, who retires in terms of Article 75(h) of the Company's Articles of Association		For	53447	0	0	0
8	Re-appoint KPMG, Inc as the Auditors		For	53447	0	0	0
9	Adopt to replace the Afrikaans version as the official version of the Memorandum and the Articles of Association of the Company, with effect from the date of the adoption of this resolution		For	53447	0	0	0
10	Amend the Article 143A of the Articles of Association [which have been adopted in terms of special resolution number 1], as specified		For	53447	0	0	0
11
Authorize the Directors of the Company, in terms of the authority granted in Article 36(a) of the Articles of Association of the Company, to approve the purchased by the Company or by any of its subsidiaries of the Company's shares, subject to the provisions of the Companies Act of 1973, as amended, and subject to the rules and the requirements of the JSE Listing Requirements [Listing Requirements], as amended, provided that, any repurchases of shares in terms of this authority would be effected through the order book operated by the JSE trading system and done without any prior understanding or arrangement between the Company and the counter-party, such repurchases being effected by only one appointed agent of the Company at any point in time and may only be effected if after the repurchase the Company still complies with the minimum spread requirements of the JSE; the general authority shall be limited to a maximum of 10% of the Company's issued share capital of the shares in the applicable class at the time that the authority is granted, at the maximum permitted discount of 10% of the weighted average of the market value of the share for the 5 days prior to the date that the price of the issue is determined by the Directors, the repurchase of shares may only be effected during a prohibited period, as specified, if the JSE amends the Listing Requirements to allow repurchases of shares during a prohibited period or if authorized to do so by the JSE; such details as may be required in terms of the Listing Requirements of the JSE be announced when the Company or its subsidiaries have cumulatively repurchased 3% of the shares in issue at the time the authority was given; and the general authority may be varied or revoked by special resolution, prior to the next AGM of the Company; [Authority expires the earlier of the next AGM of the Company, or 15 months]
			For	53447	0	0	0
12	Approve to revise the annual emoluments payable by the Company or subsidiaries of the Company [as specified] to the Non-Executive Directors of the Company with effect from 01 JUL 2007 as specified		For	53447	0	0	0
13	Transact any other business		None		Non Voting

SHANDONG MOLONG PETROLEUM MACHINERY CO LTD, SHOUGU

Security:	Y76819112				Meeting Type:		ExtraOrdinary General Meeting

Ticker:					Meeting Date:		20-Dec-2007

ISIN	CNE1000001N1				Vote Deadline Date:		13-Dec-2007

Agenda	701402620	Management			Total Ballot Shares:		65199300

Last Vote Date:	10-Dec-2007

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action

1	Approve the acquisition under the Equity Transfer Agreement		For	914780	0	0	0
2	Approve the Related Party Transactions Administration Measures, as specified		For	914780	0	0	0
3	Approve the Proceeds Administration Measures, as specified		For	914780	0	0	0
4	Approve the summary of the use of proceeds of the Company's previous secondary placing, as specified		For	914780	0	0	0

AFREN PLC, LONDON

Security:	G01283103				Meeting Type:		ExtraOrdinary General Meeting

Ticker:					Meeting Date:		14-Apr-2008

ISIN	GB00B0672758				Vote Deadline Date:		04-Apr-2008

Agenda	701506050	Management			Total Ballot Shares:		476730

Last Vote Date:	03-Apr-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action

1	Approve the share capital of the Company be increased from GBP 4,000,000 to GBP 8,000,000 by the creation of 400,000,000 new ordinary shares of 1 pence each having the rights and being subject to the resolutions set out in the Articles of Association of the Company		For	99000	0	0	0
2	Authorize the Directors, for the purpose of Section 80 of the Companies Act 1985 [the Act], to allot relevant securities[as defined in the Act] up to an aggregate nominal amount of GBP 1,500,000; [Authority expires at the conclusion of the AGM of the Company in 2008]		For	99000	0	0	0
3
Authorize the Directors, subject to the passing of Resolution
2 and pursuant to Section 95(1) of the Act 1985, to allot
equity securities [Section 94(2) of the Act], dis-applying the statutory pre-emption rights [Section 89(1)], to the allotment of equity securities: i) in connection with a rights issue in favor of the holders of equity securities, open offer or other offers in favor of ordinary shareholders; and b) up to an
aggregate nominal amount of GBP 1,500,000; [Authority
expires on the conclusion of the AGM of the Company in
2008]; and the Directors may allot equity securities after the expiry of this authority in pursuance of such an offer or
agreement made prior to such expiry
			For	99000	0	0	0
4	Approve to delete the words " Subject as provided in the Articles 162 to 164" in Article 161 and the whole of Articles 162 to 164 in the Articles of Association of the Company [without changing any numbering in the remaining articles]		For	99000	0	0	0

BP PLC, LONDON

Security:	G12793108				Meeting Type:		Annual General Meeting

Ticker:					Meeting Date:		17-Apr-2008

ISIN	GB0007980591				Vote Deadline Date:		09-Apr-2008

Agenda	701477499	Management			Total Ballot Shares:		3264785

Last Vote Date:	20-Mar-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action

1	Receive the Director's annual report and accounts		For	264785	0	0	0
2	Approve the Directors remuneration report		For	264785	0	0	0
3	Re-elect Mr. A Burgmans as a Director		For	264785	0	0	0
4	Re-elect Mrs. C.B. Carroll as a Director		For	264785	0	0	0
5	Re-elect Sir William Castell as a Director		For	264785	0	0	0
6	Re-elect Mr. I.C. Conn as a Director		For	264785	0	0	0
7	Re-elect Mr. G. David as a Director		For	264785	0	0	0
8	Re-elect Mr. E.B. Davis, Jr. as a Director		For	264785	0	0	0
9	Re-elect Mr. D.J. Flint as a Director		For	264785	0	0	0
10	Re-elect Dr. B.E. Grote as a Director		For	264785	0	0	0
11	Re-elect Dr. A.B. Hayward as a Director		For	264785	0	0	0
12	Re-elect Mr. A.G. Inglis as a Director		For	264785	0	0	0
13	Re-elect Dr. D.S. Julius as a Director		For	264785	0	0	0
14	Re-elect Sir Tom McKillop as a Director		For	264785	0	0	0
15	Re-elect Sir Ian Proser as a Director		For	264785	0	0	0
16	Re-elect Mr. P.D. Sutherland as a Director		For	264785	0	0	0
17	Re-appoint Ernst and Young LLP as the Auditors and authorize the Board to fix their remuneration		For	264785	0	0	0
18	Adopt new Articles of Association		For	264785	0	0	0
19	Approve to give limited authority for the purchase of its own shares by the Company		For	264785	0	0	0
20	Approve to give limited authority to allot shares up to a specified amount		For	264785	0	0	0
21	Approve to give authority to allot a limited number of shares for cash free of pre-emption rights		For	264785	0	0	0

SINGAPORE PETROLEUM CO LTD

Security:	Y8120K106				Meeting Type:		Annual General Meeting

Ticker:					Meeting Date:		23-Apr-2008

ISIN	SG1A07000569				Vote Deadline Date:		16-Apr-2008

Agenda	701529363	Management			Total Ballot Shares:		663000

Last Vote Date:	15-Apr-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action

1	Receive and adopt the Directors' report and audited accounts for the YE 31 DEC 2007		For	239000	0	0	0
2	Declare a final tax exempt one-tier dividend of 40 cents per share for the FYE 31 DEC 2007		For	239000	0	0	0
3	Approve the Directors' fees of SGD264,000 for the YE 31 DEC 2007		For	239000	0	0	0
4	Re-elect Mr. Koh Ban Heng as a Director who retire pursuant to Article 109 of the Company's Articles of Association		For	239000	0	0	0
5	Re-elect Mr. Geoffrey John King as a Director who retire pursuant to Article 109 of the Company's Articles of Association		For	239000	0	0	0
6	Re-elect Dr. Chin Wei-Li, Audrey Marie as a Director who retire pursuant to Article 109 of the Company's Articles of Association		For	239000	0	0	0
7	Re-elect Mr. Bertie Cheng Shao Shiong as a Director, pursuant to Section 153(6), to hold office from the date of this AGM until the next AGM		For	239000	0	0	0
8	Re-appoint the Auditors and authorize the Directors to fix their remuneration		For	239000	0	0	0
9
Authorize the Directors of the Company to purchase or
otherwise acquire the shares in the capital of the Company
[the Shares] not exceeding in aggregate the prescribed limit
[means 10% of the total number of issued shares], at such
price(s) as may be determined by the Directors of the
Company from time to time up to the maximum price [not
exceeding: (i) in the case of a Market Purchase: 105 per
cent of the Average Closing Price; (ii) in the case of an Off-
Market Purchase: 120 per cent of the Average Closing
Price], whether by way of: (i) market purchases [each a
Market Purchase] on the Singapore Exchange Securities
Trading Limited [SGX-ST]; and/or (ii) off-market purchases
[each an Off-Market Purchase] effected otherwise than on
			For	239000	0	0	0

the SGX-ST in accordance with any equal access
scheme(s) as may be determined or formulated by the
Directors of the Company as they consider fit, which
scheme(s) shall satisfy all the conditions prescribed by the
Companies Act, and otherwise approve in accordance with
all other provisions of the Companies Act and listing rules of the SGX-ST as may for the time being be applicable, [the
Share Buyback Mandate]; [Authority expires at the date on
which the next AGM of the Company is held or the date on
which the share buybacks are carried out to the full extent
mandated]; to complete and do all such acts and things as
they may consider expedient or necessary to give effect to
the transaction

10
Authorize the Directors of the Company to: (a) issue Shares [as defined in Resolution 7 above] in the capital of the Company whether by way of rights, bonus or otherwise, including any capitalization pursuant to Article 151 of the Company's Articles of Association of any sum for the time being standing to the credit of any of the Company's reserve accounts or any sum standing to the credit of the profit and loss account or otherwise available for distribution; and/or (b) make or grant offers, agreements or options [collectively, Instruments] that might or would require Shares to be issued, including but not limited to the creation and issue of [as well as adjustments to] warrants, debentures or other instruments convertible into shares; at any time and upon such terms and conditions and for such purposes and to such persons as the Directors may in their absolute discretion deem fit; and [notwithstanding that the authority so conferred by this Resolution may have ceased to be in force] issue shares in pursuance of any instrument made or granted by the Directors while the authority was in force, provided that: (i) the aggregate number of shares to be issued pursuant to this resolution [including Shares to be issued in pursuance of Instruments made or granted pursuant to this Resolution and including Shares which may be issued pursuant to any adjustments effected under any relevant Instrument], does not exceed 50 % of the total number of issued shares excluding treasury shares, in the capital of the Company [as calculated in accordance with sub-paragraph (ii) below], of which the aggregate number of shares to be issued other than on a pro rata basis to existing shareholders of the Company [including Shares to be issued in pursuance of Instruments made or granted pursuant to this Resolution and including Shares which may be issued pursuant to any adjustments effected under any
			For	0	239000	0	0
	relevant Instrument] does not exceed 20 % of the total number of issued shares excluding treasury shares in the capital of the Company [as calculated in accordance with sub-paragraph (ii) below]; (ii) for the purpose of determining the aggregate number of shares that may be issued under sub-paragraph (i) above, the percentage of total number of issued shares excluding treasury shares in the capital of the Company shall be calculated based on the total number of issued shares excluding treasury shares in the capital of the Company as at the date of the passing of this resolution after adjusting for: (a) new shares arising from the conversion or exercise of convertible securities or Employee share options on issue as at the date of the passing of this resolution; and (bb) any subsequent consolidation or sub- division of shares; (iii) in exercising the power to make or grant Instruments [including the making of any adjustments under the relevant Instrument], the Company shall comply with the provisions of the listing manual of the SGX-ST for the time being in force [unless such compliance has been waived by the SGX-ST] and the Articles of Association for the time being of the Company; and [Authority expires at the conclusion of the next AGM of the Company or the date by which the next AGM is required by law to be held]
11
Authorize the Directors to offer and grant options in accordance with the provisions of the SPC Share Option Scheme 2000 and/or to grant awards in accordance with the provisions of the SPC Restricted Share Plan and/or the SPC Performance Share Plan; and given to the Directors to exercise full powers of the Company to issue, allot or otherwise dispose of shares in the capital of the Company as may be required to be issued, allotted or disposed, in connection with or pursuant to the exercise of the options granted under the SPC Share Option Scheme 2000 and/or such number of Shares as may be required to be issued or allotted pursuant to the vesting of awards under the SPC Restricted Share Plan and/or the SPC Performance Share Plan; provided that the aggregate number of Shares to be issued and allotted pursuant to the SPC Share Option Scheme 2000, the SPC Restricted Share Plan and the SPC Performance Share Plan shall not exceed 15% of the total number of issued shares excluding treasury shares in the capital of the Company from time to time
			For	239000	0	0	0
12
Authorize the Company, its subsidiaries and target associated Companies or any of them, for the purposes of Chapter 9 of the listing manual [Chapter 9] of the SGX-ST, for the Company, its subsidiaries and target associated Companies or any of them, to enter into any of the transactions falling within the types of interested person transactions, as set out in the Company's Circular to shareholders dated 30 MAY 1997 [the Circular] and as amended by shareholders' resolutions on 21 JUN 1999 and 14 MAY 2003 [collectively the Updates to the Circular], with any party who is of the class of interested persons described in the Circular as amended by the updates to the Circular, provided that such transactions are carried out in the ordinary course of business, on normal commercial terms and in accordance with the guidelines and review procedures for interested person transactions as set out in the Circular and amended by the updates to the Circular [the Shareholders' Mandate]; [Authority expires earlier the conclusion of the next AGM of the Company or the date by which the next AGM is required by law to be held]; authorize the Directors of the Company be to complete and do all such acts and things [including, without limitation, executing all such documents as may be required] as they may consider expedient or necessary or in the interests of the Company to give effect to the shareholders' mandate and/or this resolution
			For	239000	0	0	0
13	Transact any other business		Abstain	239000	0	0	0

ENI S P A

Security:	T3643A145				Meeting Type:		Ordinary General Meeting

Ticker:					Meeting Date:		29-Apr-2008

ISIN	IT0003132476				Vote Deadline Date:		24-Apr-2008

Agenda	701498075	Management			Total Ballot Shares:		1333300

Last Vote Date:	10-Apr-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action

1
PLEASE NOTE THAT THE MEETING HELD ON 22 APR
2008 HAS BEEN POSTPONED AND THAT THE SECOND
CONVOCATION WILL BE HELD ON 29 APR 2008. IF YOU
HAVE ALREADY SENT YOUR VOTES, PLEASE DO NOT
RETURN THIS PROXY FORM UNLESS YOU DECIDE TO
AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.
			None		Non Voting
2	Approve the financial statement at 31 DEC 2007 of the subsidiary Agipfuel, Board of Directors, of Auditors and audit firm report, allocation of profit		For	83300	0	0	0
3	Approve the financial statement at 31 DEC 2007 of the subsidiary Praoil-Oleodotti Italiani, Board of Directors, of Auditors and Audit firm report, allocation of profit		For	83300	0	0	0
4	Approve the financial statement at 31 DEC 2007, Board of Directors, of Auditors and audit firm report		For	83300	0	0	0
5	Approve the allocation of profit		For	83300	0	0	0
6	Authorize the buy back own shares		For	83300	0	0	0

SHANDONG MOLONG PETROLEUM MACHINERY CO LTD, SHOUGU

Security:	Y76819112				Meeting Type:		Annual General Meeting

Ticker:					Meeting Date:		05-May-2008

ISIN	CNE1000001N1				Vote Deadline Date:		30-Apr-2008

Agenda	701562375	Management			Total Ballot Shares:		62699300

Last Vote Date:	01-May-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action

1
PLEASE NOTE THAT THIS IS AN AMENDMENT TO
MEETING ID 454663 DUE TO ADDITION OF
RESOLUTION. ALL VOTES RECEIVED ON THE
PREVIOUS MEETING WILL BE DISREGARDED AND
YOU WILL NEED TO REINSTRUCT ON THIS MEETING
NOTICE. THANK YOU
			None		Non Voting
2	Approve the Report of the Board [the Board] of Directors of the Company for the FY 31 DEC 2007		For	914780	0	0	0
3	Approve the Report of the Supervisory Committee of the Company for the FY 31 DEC 2007		For	914780	0	0	0
4	Approve the Consolidated Audited Financial Statements of the Company and the Report of the International Auditors for the FY 31 DEC 2007		For	914780	0	0	0
5	Approve the declaration by the Board of a final dividend of Renminbi [RMB] 0.015 per share (inclusive of applicable tax) for the YE 31 DEC 2007, payable to each shareholder whose names appear on the Company's register of members as at 05 APR 2008 and authorize the Directors of the Company to take any necessary actions required under the applicable laws and regulations		For	914780	0	0	0
6	Approve to change the registered address of the Company from 99 Beihai Road, Shouguang, City Shandong PRovince to 99 Beihuan Road, Shouguang City, Shandong Province		For	914780	0	0	0
7	Re-appoint the PRC and International Auditors of the Company for the YE 31 DEC 2008 and authorise the Board to determine their remuneration		For	914780	0	0	0
8	Re-appoint Mr. Chen Jianxiong as a Non-Executive Director		For	914780	0	0	0
9	Approve the use of not more than RMB 210,000,000 of the proceeds from A share issue for the purpose of supplementing the Company's working capital		For	914780	0	0	0
10
Grant the Board an unconditional general mandate to allot,
issue and deal with additional shares in the capital of the
Company, whether domestic shares or H shares, and to
make or grant offers or agreements in respect thereof,
subject to the following conditions: [a] such mandate shall
not extend beyond the Relevant Period save that the Board
may during the Relevant Period make or grant offers or
agreements which might require the exercise of such
powers after the end of the Relevant Period; [b] the
aggregate nominal amount of shares allotted or agreed
conditionally or unconditionally to be allotted [whether
pursuant to an option or otherwise] by the Board otherwise
than pursuant to any scrip dividends or similar arrangement
providing for the allotment of such shares in lieu of the
whole or part of a dividend on such shares or any share
option scheme adopted by the Company and in accordance
with the Articles of Association of the Company [Articles of
Association], shall not exceed: in case of domestic shares,
			For	914780	0	0	0

20% of the aggregate nominal amount of domestic shares of the Company in issue; and in case of H shares, 20% of the aggregate nominal amount of H shares of the Company in issue, in each case as at the date of passing of this resolution; and [c] the Board will only exercise its power under such mandate in accordance with the Company Law of the PRCand the Rules Governing the Listing of Securities on The Stock Exchange of Hong Kong Limited [as the same may be amended from time to time] and only if all necessary approvals from the China Securities Regulatory Commission and/or other relevant PRC governmental authorities are obtained and [Authority expires the earlier of the conclusion of the next AGM of the Company or 12 month period]; authorize the Board to execute and done all such documents and matters which it may consider necessary in connection with the issue of such new shares, including but not limited to the time, quantity and place for such issue, to make all necessary applications to the relevant authorities, and to enter into underwriting agreement(s) or any other agreement(s); to determine the use of proceeds and to make necessary filings and registration with the relevant authorities in the PRC, and/or Hon Kong Special Administrative Region of the PRC [Hong Kong] and any other places and jurisdictions [as appropriate]; to increase the registered capital of the Company and make any amendments to the Articles of

Association in accordance with such increase and to
register the increased capital with the relevant authorities in the PRC and/or Hong Kong and any other places and
jurisdictions [as appropriate] so as to reflect the new capital and/or share capital structure of the company resulting from the intended allotment and issue of the shares of the
Company pursuant to paragraph (1) of this resolution

11	Authorize the Directors to make amendments to the Articles of Association, as specified		For	914780	0	0	0

OMV-AG

Security:	A51460110				Meeting Type:		Annual General Meeting

Ticker:					Meeting Date:		14-May-2008

ISIN	AT0000743059				Vote Deadline Date:		01-May-2008

Agenda	701552704	Management			Total Ballot Shares:		46708

Last Vote Date:	28-Apr-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action

1	Approve the presentation of the annual report and reporting of the Supervisory Board for the 2007 business year		For	32633	0	0	0
2	Approve the allocation of the net income		For	32633	0	0	0
3	Approve the share repurchase and realienation		For	32633	0	0	0
4	Elect the Auditors for the FY 2008		For	32633	0	0	0
5	Approve the stock option plan for 2008		For	32633	0	0	0
6	Approve the exculpation of the Managing Board and the Supervisory Board for the FY 2007		For	32633	0	0	0
7	Approve to determine the remuneration of the Supervisory Board		For	32633	0	0	0
8	Elect the Supervisory Board		For	32633	0	0	0

TOTAL SA, COURBEVOIE

Security:	F92124100				Meeting Type:		MIX

Ticker:					Meeting Date:		16-May-2008

ISIN	FR0000120271				Vote Deadline Date:		05-May-2008

Agenda	701562414	Management			Total Ballot Shares:		793713

Last Vote Date:	01-May-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action

1
"French Resident Shareowners must complete, sign and
forward the Proxy Card directly to the sub custodian. Please contact your Client Service Representative to obtain the
necessary card, account details and directions.     The
following applies to Non-Resident Shareowners:   Proxy
Cards: Voting instructions will be forwarded to the Global
Custodians that have become Registered Intermediaries, on
the Vote Deadline Date. In capacity as Registered
Intermediary, the Global Custodian will sign the Proxy Card
and forward to the local custodian. If you are unsure
whether your Global Custodian acts as Registered
Intermediary, please contact your representative"
			None		Non Voting
2
PLEASE NOTE THAT THIS IS AN AMENDMENT TO
MEETING ID 447484 DUE TO ADDITION OF
RESOLUTIONS. ALL VOTES RECEIVED ON THE
PREVIOUS MEETING WILL BE DISREGARDED AND
YOU WILL NEED TO REINSTRUCT ON THIS MEETING
NOTICE. THANK YOU.
			None		Non Voting
3	Receive the reports of the Board of Directors and the Auditors, and approve the Company's financial statements for the YE in 2007, as presented		For	38000	0	0	0
4	Receive the reports of the Board of Directors and the Auditors and approve the consolidated financial statements for the said FY in the form presented to the meeting		For	38000	0	0	0
5	Approve the recommendations of the Board of Directors and resolves that the income for the FY be appropriated as follows: earnings for the FY: EUR 5,778,925,418.44, balance available for distribution: EUR 8,275,800,768.51 Dividends: EUR 4,983,591,440.79 as retained earnings: EUR 3,292,209,327.72 as required by Law, it is reminded that, for the last 3 FY, the dividends paid, were as follows: EUR 4,426.30 for FY 2006, EUR 3,930.90 for FY 2005,		For	38000	0	0	0

EUR 3,339.80 for FY 2004; the interim dividend of EUR
1.00 was already paid on 16 NOV 2007, the remaining
dividend of EUR 1.07 will be paid on 23 MAY 2008, and will
entitle natural persons to the 50% allowance, in the event
that the Company holds some of its own shares on such
date, the amount of the unpaid dividend on such shares
shall be allocated to the retained earnings account

6	Receive the special report of the Auditors on agreements governed by the Article L. 225-38 of the French Commercial Code; and approve the agreements entered into or which remained in force during the FY		For	38000	0	0	0
7	Approve the special report of the Auditors on agreements governed by the Article L. 225-42-1 of the French Commercial Code; and approve the commitments which are aimed at it concerning Mr. Thierry Desmarest		For	38000	0	0	0
8	Receive the special report of the Auditors on agreements governed by the Article L. 225-42-1 of the French Commercial Code; and approve the commitments which are aimed at it concerning Mr. Christophe De Margerie		For	38000	0	0	0
9	Authorize the Board of Directors to trade in the Company's shares on the Stock Market, subject to the conditions; the maximum purchase price: EUR 80.00, maximum number of shares to be acquired: 10% of the share capital, maximum funds invested in the share buybacks: EUR 7,050,558,160.00; [Authority expires at the end of 18 months period]; to take all necessary measures and accomplish all necessary formalities; authorize supersedes the fraction unused; authorization granted by the shareholders' meeting of 11 MAY 2007 in its Resolution 5		For	38000	0	0	0
10	Approve to renew the appointment of Mr. M. Paul Desmarais Jr. as a Director for a 3-year period		For	38000	0	0	0
11	Approve to renew the appointment of Mr. Bertrand Jacquillat as a Director for a 3-year period		For	38000	0	0	0
12	Approve to renew the appointment of Mr. Lord Peter Levene of Portspoken as a Director for a 3-year period		For	38000	0	0	0
13	Appoint Ms. Patricia Barbizet as a Director for a 3-year period		For	38000	0	0	0
14	Appoint Mr. M. Claude Mandil as a Director for a 3-year period		For	38000	0	0	0
15
Authorize the Board of Directors to take necessary powers
to increase the capital, on 1 or more occasions, in France or aboard, by a maximum nominal amount of EUR
2,500,000,000.00 by issuance with preferred subscription
rights maintained, of shares and or debt securities; to
increase the share capital, in 1 or more occasions and at its sole discretion, by a maximum nominal amount of EUR
10,000,000,000.00, by way of capitalizing reserves, profits, premiums or other means, provided that such capitalization
is allowed By-Law and under the By-Laws, by issuing bonus
shares or raising the par value of existing shares, or by a
combination of these methods; [Authority expires at the end
of 26 months]; and this delegation of powers supersedes
any and all earlier delegations to the same effect
			For	38000	0	0	0
16
Authorize the Board of Directors to take necessary powers
to increase the capital, on 1 or more occasions, in France or aboard, by a maximum nominal amount of EUR
875,000,000.00 by issuance with preferred subscription
rights maintained, of ordinary shares or debt securities; the maximum nominal amount of debt securities which may be
issued shall not exceed EUR 10,000,000,000.00; [Authority
expires at the end of 26 months]; this amount shall count
against the overall value set forth in Resolution 13; and to charge the share issuance costs against the related
premiums and deduct from the premiums the amounts
necessary to raise the legal reserve to 1-10 of the new
capital after each increase
			For	38000	0	0	0
17	Authorize the Board of Directors to increase the share capital up to 10% of the share capital, by way of issuing shares or securities giving access to the capital, in consideration for the contributions in kind granted to the Company and comprised of capital securities or securities giving access to share capital; [Authority expires at the end of 26 months]; this amount shall count against the overall value set forth in Resolution 14; and to decide to cancel the shareholders' preferential subscription rights; and to take all necessary measures and accomplish all necessary formalities		For	38000	0	0	0
18	Authorize the Board of Directors to increase the share capital on 1 or more occasions as its sole discretion, in favour of employees and Corporate Officers of the Company who are Members of a Company Savings Plan; [Authority expires at the end of 26 months]; the nominal amount that shall not exceed EUR 1.5 and to decide to cancel the shareholders' preferential subscription rights in favour of the employees for whom the capital increase is reserved; this delegation of powers supersedes any and all earlier delegations to the same effect		For	38000	0	0	0
19	Authorize the Board of Directors to grant, for free, on 1 or more occasions, existing or future shares, in favour of the employees or the Corporate Officers of the Company and related Companies, they may not represent more than 0.8% of the share capital; [Authority expires at the end of 38 months]; to take all necessary measures and accomplish all necessary formalities; this authorize supersedes the fraction unused of the authorization granted by the shareholders' meeting of 17 MAY 2005 in its Resolution No.13		For	38000	0	0	0
20	PLEASE NOTE THAT THIS A SHAREHOLDERS PROPOSAL: Approve to remove the terms of office of Mr. Mantoine Jeancourt Galignani as a Director		Against	0	0	38000	0
21	PLEASE NOTE THAT THIS IS A SHAREHOLDERS PROPOSAL: Amend the Article 12 of the ByLaws		Against	0	0	38000	0
22
PLEASE NOTE THAT THIS IS A SHAREHOLDERS
PROPOSAL: Authorize the Board of Directors to grant, for
free, on one or more occasions, existing or future shares, in favour of the Employees or the Corporate Officers of the
Company and related Companies; they may not represent
more than 0.2% of the share capital [Authority expires at the end of 26 month period]; this amount shall count against the overall value set forth in resolution 13; to cancel the
shareholders' preferential subscription rights in favour of the beneficiaries of the shares that are granted; and to take all necessary measures  and accomplish all necessary
formalities
			Against	0	0	38000	0

ROYAL DUTCH SHELL PLC, LONDON

Security:	G7690A100				Meeting Type:		Annual General Meeting

Ticker:					Meeting Date:		20-May-2008

ISIN	GB00B03MLX29				Vote Deadline Date:		12-May-2008

Agenda	701546751	Management			Total Ballot Shares:		1924071

Last Vote Date:	01-May-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action

1	Receive the Company's annual accounts for the financial year ended 31 DEC 2007, together with the Directors' report and the Auditors' report on those accounts		For	84071	0	0	0
2	Approve the remuneration report for the YE 31 DEC 2007, as specified		For	84071	0	0	0
3	Elect Dr. Josef Ackermann as a Director of the Company effect from 21 MAY 2008		For	84071	0	0	0
4	Re-elect Sir. Peter Job as a Director of the Company		For	84071	0	0	0
5	Re-elect Mr. Lawrence Ricciardi as a Director of the Company		For	84071	0	0	0
6	Re-elect Mr. Peter Voster as a Director of the Company		For	84071	0	0	0
7	Re-appoint PricewaterhouseCoopers LLP as the Auditors of the Company from the conclusion of this meeting until the conclusion of the next general meeting before which accounts are laid		For	84071	0	0	0
8	Authorize the Board to settle the remuneration of the Auditors for 2008		For	84071	0	0	0
9	Authorize the Board, in substitution for all existing authority to extent unused, to allot relevant securities [Section 80 of the Companies Act 1985], up to an aggregate nominal amount of GBP 147 million; [Authority expires the earlier of the conclusion of the next AGM of the Company or 19 AUG 2009]; and the Board may allot relevant securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry		For	84071	0	0	0
10	Authorize the Board , pursuant to Section 95 of the Companies Act 1985, to allot equity securities [within the meaning of Section 94 of the said Act] for cash pursuant to the authority conferred by the previous resolution and/or where such allotment constitutes an allotment of equity securities by virtue of section 94(3A) of the said Act as if sub-section (1) of Section 89 of the said act did not apply to		For	84071	0	0	0

any such allotment, provided that this power shall be limited to: [a] the allotment of equity securities in connection with a rights issue, open offer or any other per-emptive offer in favour of holders of ordinary shares [excluding treasury shares] where their equity securities respectively attributable to the interests of such ordinary shareholders on a fixed record date are proportionate [as nearly as may be] to the respective numbers of ordinary shares held by them [as the case may be] [subject to such exclusions or other arrangements as the Board may deem necessary or expedient to deal with fractional entitlements or legal or practical problems arising in any overseas territory, the requirements of any regulatory body or stock exchange or any other matter whatsoever]: and [b] the allotment [otherwise than pursuant to sub-paragraph (A) above] of equity securities up to an aggregate nominal value of EUR 22 million; [authority expires at the earlier conclusion of the next AGM of the Company or 19 AUG 2009], save that the Company may before such expiry make an offer or agreement which would or might require equity securities to be allotted after such expiry and the Board may allot equity securities in pursuance of such an offer or agreement as if the power conferred hereby had not expired

11
Authorize the Company, to make market purchases
[Section 163 of the Companies Act 1985] of up to 6 million
ordinary shares of EUR 0.07 each in the capital of the
Company, at a minimum price of EUR 0.07 per share and
not more than 5% above the average market value of those
shares, over the previous 5 business days before the
purchase is made and the stipulated by Article 5(1) of
Commission Regulation (EC) No. 2273/2003; [Authority
expires the earlier of the conclusion of the next AGM of the
Company or 09 AUG 2009]; may make a contract to
purchase ordinary shares which will or may be executed
wholly or partly after such expiry, in executing this authority, the Company may purchase shares using any Currency,
including Pounds sterling, US Dollars and Euros
			For	84071	0	0	0
12	Authorize, in accordance with Section 366 of the Companies Act 2006 and in substitution for any previous authorities given to the Company [and its subsidiaries], the Company [and all companies that are subsidiaries of the company at any time during the period for which this resolution has effect] (A) make political donations to political organizations other than political parties not		For	84071	0	0	0

exceeding GBP 200,000 in total per annum: and (B) incur
political expenditure not exceeding GBP 200,000 in total per annum; [Authority expires at the conclusion of the next AGM
of the Company or 19 AUG 2009], in this resolution, the
terms 'political donation' , 'Political Expenditure' have the meanings given to them by Sections 363 to 365 of the
Companies Act 2006

13	Approve the revised individual limit under the Long-term Incentive Plan that under the Long-term Incentive Plan a conditional award of free Royal Dutch Shell shares can be made to any participant in any one year, with a face value at grant equal to up to four times base salary		For	84071	0	0	0
14	Approve to extend participation in Restricted Share Plan awards to Executive Directors		For	84071	0	0	0
15	Adopt the Articles of Association produced to the meeting and initialed by the Chairman of the Meeting for the purpose of identification be as the Articles of Association of the Company in substitution for, and to the exclusion of, the existing Articles of Association		For	84071	0	0	0

STATOILHYDRO ASA

Security:	R8412T102				Meeting Type:		Ordinary General Meeting

Ticker:					Meeting Date:		20-May-2008

ISIN	NO0010096985				Vote Deadline Date:		08-May-2008

Agenda	701553807	Management			Total Ballot Shares:		678800

Last Vote Date:	01-May-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action

1
IMPORTANT MARKET PROCESSING REQUIREMENT: A
BENEFICIAL OWNER SIGNED POWER OF ATTORNEY
(POA) IS REQUIRED IN ORDER TO LODGE AND
EXECUTE YOUR VOTING INSTRUCTIONS IN THIS
MARKET. ABSENCE OF A POA, MAY CAUSE YOUR
INSTRUCTIONS TO BE REJECTED. IF YOU HAVE ANY
QUESTIONS, PLEASE CONTACT YOUR CLIENT
SERVICE REPRESENTATIVE
			None		Non Voting
2
MARKET RULES REQUIRE DISCLOSURE OF
BENEFICIAL OWNER INFORMATION FOR ALL VOTED
ACCOUNTS. IF AN ACCOUNT HAS MULTIPLE
BENEFICIAL OWNERS, YOU WILL NEED TO PROVIDE
THE BREAKDOWN OF EACH BENEFICIAL OWNER
NAME, ADDRESS AND SHARE POSITION TO YOUR
CLIENT SERVICE REPRESENTATIVE. THIS
INFORMATION IS REQUIRED IN ORDER FOR YOUR
VOTE TO BE LODGED
			None		Non Voting
3	PLEASE NOTE THAT THIS IS AN AGM. THANK YOU.		None		Non Voting
4	Opening of the general meeting by the Chair of the Corporate Assembly		For
5	Elect the Chair of the meeting		For
6	Approve the notice and the agenda		For
7	Approve the registration of attending shareholders and proxies		For
8	Elect a person to co-sign the minutes together with the Chair of the meeting		For
9
Approve the annual reports and accounts for Statoilhydro
ASA and the Statoilhydro Group for 2007, including the
Board of Directors and the distribution of the dividend of
NOK 8.50 per share for 2007 of which the ordinary dividend
is NOK 4.20 per share and a special dividend of NOK 4.30
per share
			For
10	Approve to determine the remuneration for the Company's Auditor		For
11	Elect the Members to the Corporate Assembly		For
12	Elect a Member to the Nomination Committee		For
13	Approve to determine the remuneration for the Corporate Assembly		For
14	Approve to determine the remuneration for the Nomination Committee		For
15	Receive the statement on remuneration and other employment terms for Corporate Executive Committee		For
16	Grant authority to acquire Statoilhydro shares in the market in order to continue implementation of the Share Saving Plan for employees		For

DRAGON OIL PLC

Security:	G2828W132				Meeting Type:		Annual General Meeting

Ticker:					Meeting Date:		21-May-2008

ISIN	IE0000590798				Vote Deadline Date:		13-May-2008

Agenda	701564494	Management			Total Ballot Shares:		31759

Last Vote Date:	12-May-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action

1	Receive and approve the Directors report and financial statements for the YE 31 DEC 2007		For	31759	0	0	0
2	Re-elect Mr. Hussain M. Sultan as a Director		For	31759	0	0	0
3	Re-elect Mr. Jeremy J. Key as a Director		For	31759	0	0	0
4	Re-elect Mr. Nigel McCue as a Director		For	31759	0	0	0
5	Re-elect Mr. Ahmad Sharaf as a Director		For	31759	0	0	0
6	Authorize the Directors to fix the remuneration of the Auditors		For	31759	0	0	0
7	Approve, for the purposes of Section 140 of the Companies Act 1963, that the AGM in 2008 [and, if there shall be any EGM before such meeting, such EGM or meetings] shall be held at such place as may be determined by the Directors		For	31759	0	0	0
8
Authorize the Directors, pursuant to Section 24 (1) of the Companies [Amendment] Act, 1983, to allot equity securities [as defined in Section 23 of that Act] of the Company [to include the reissue of treasury shares as provided by Resolution 6] pursuant to the authority conferred by Resolution 6 passed at the AGM held on 21 JUN 2006 as if subsection (1) of Section 23 of that Act did not apply to such allotment provided that the power hereby granted shall be limited to allotments; [a] of a nominal amount value up to 5% of the nominal value of the shares in issue at the date of passing of this resolution; [b] pursuant to; [i] any rights issue being an offer of shares open for a period fixed by the Directors by way of rights to holders of shares in the Company in proportion [as nearly as may be] to such holder's holdings of such shares on a fixed record date in all cases subject to such exclusions or to such other arrangements as the Directors may deem necessary or expedient in relation to fractional entitlements or legal or practical problems under the laws of the requirements of any regulatory body or stock exchange in any territory; [ii] any placing to any person, subject to there being as open
			For	31759	0	0	0

offer being of shares open for a period fixed by the Directors to holders of shares in the Company in proportion [as nearly as may be] to such holders' holdings of such shares on a
fixed expedient in relation to fractional entitlements or legal or practical problems under the laws of the requirements of
any regulatory body or stock exchange in any territory; [iii]
the option scheme adopted pursuant to Resolution passed
at the AGM held on 05 JUL 2002 or any previous options
scheme; [Authority expires on the day following the date the
AGM of the Company in 2008] and the Directors may allot
equity securities pursuant to such offer or agreement as if
the power conferred hereby had not expired, all authorities
previously conferred under Section 24 of Act be revoked
provided that such revocation shall not have retrospective
effect

9
Authorize the Company, to make market purchases any shares of and in the Company, provided that the maximum number of shares which may be acquired shall be 10% of the issued shares of and in the Company, at a minimum price and up to 5% above the average middle market quotations for such shares derived from the Irish Stock Exchange Official List or at the option of the Directors, the UK Listing Authority Official List, over the previous 10 business days; [Authority expires the earlier of the conclusion of the next AGM of the Company or 18 months]; the Company, before the expiry, may make a contract to purchase ordinary shares which will or may be executed wholly or partly after such expiry; authorize the Directors, pursuant to Section 20 of the Companies [Amendment] Act 1983 [the 1983 Act] to re-issue treasury shares [with the meaning of Section 209 of the Companies of Act 1990 [the 1990 Act] as relevant securities and pursuant to section 24 of the 1983 Act to re-issue treasury shares as equity securities as if subsection [1] of Section 23 of the 1986 Act did not apply to any such re-issue provided that: [i] this power shall limited as provided by Resolution 6 passed at the AGM held on 21 JUN 2006 and shall expire at the conclusion of the AGM of the Company or 15 months; [ii] (a) the price at which any treasury shares may be re-issued off market [ within the meaning of Section 212 of the 1990 Act]
			For	31759	0	0	0

shall be: in the case of re-issues other than to satisfy
entitlements under share options, not be more than 25%
above and not more than 5% below the average of the
middle market quotations of the relevant shares taken from
UK listing authority; (b) in the case of re-issue to satisfy entitlements under share options, not more than 25% above
that average and not less than par value

10	Amend the Articles of Association, as specified		For	31759	0	0	0

ENI S P A

Security:	T3643A145				Meeting Type:		Ordinary General Meeting

Ticker:					Meeting Date:		09-Jun-2008

ISIN	IT0003132476				Vote Deadline Date:		28-May-2008

Agenda	701520896	Management			Total Ballot Shares:		738600

Last Vote Date:	28-May-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action

1
PLEASE NOTE IN THE EVENT THE MEETING DOES
NOT REACH QUORUM, THERE WILL BE A SECOND
CALL ON 10 JUN 2008. CONSEQUENTLY, YOUR
VOTING INSTRUCTIONS WILL REMAIN VALID FOR ALL
CALLS UNLESS THE AGENDA IS AMENDED. PLEASE
BE ALSO ADVISED THAT YOUR SHARES WILL BE
BLOCKED UNTIL THE QUORUM IS MET OR THE
MEETING IS CANCELLED. THANK YOU.
			None		Non Voting
2	Approve to determine the Board of Directors components		For	88600	0	0	0
3	Approve to determine the Board of Directors term		For	88600	0	0	0
4	Appoint the Board of Directors		For	88600	0	0	0
5	Appoint the Board of Directors Chairman		For	88600	0	0	0
6	Approve to determine the Board of Directors and Chairman emoluments		For	88600	0	0	0
7	Appoint the Board of Auditors		For	88600	0	0	0
8	Appoint the Board of Auditors Chairman		For	88600	0	0	0
9	Approve to determine the regular Auditors and Chairman emoluments		For	88600	0	0	0
10	Approve the emoluments of the National Audit office Magistrate appointed as delegate to the financial control		For	88600	0	0	0

KENTZ CORPORATION LIMITED, ST. HELIER

Security:	G5253R106				Meeting Type:		Annual General Meeting

Ticker:					Meeting Date:		10-Jun-2008

ISIN	JE00B28ZGP75				Vote Deadline Date:		04-Jun-2008

Agenda	701589903	Management			Total Ballot Shares:		2035200

Last Vote Date:	28-May-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action

1	Receive and approve the Company's financial statements for the YE 31 DEC 2007 and the reports of the Directors and Auditors thereon		For	84900	0	0	0
2	Acknowledge and approve that Mr. Thomas Noel Kelly, who retires by rotation in accordance with Article 33 of the Articles of Association as a Director of the Company, chooses not to offer himself for re-election and the Company has agreed under contract that Mr. Thomas Noel Kelly will provide consultancy services on an exclusive basis for a 3 year period following his retirement		For	84900	0	0	0
3	Re-elect Tan Sri Mohd Razali Abdul Rahman as a Director of the Company, who retires in accordance with Article 33 of the Articles of Association		For	84900	0	0	0
4	Re-elect Mr. Hassan Abas as a Director of the Company, who retires in accordance with Article 33 of the Articles of Association		For	84900	0	0	0
5	Re-appoint BDO Simpson Xavier as the Auditors to hold office from the conclusion of the meeting to the conclusion of the next AGM of the Company		For	84900	0	0	0
6	Authorize the Directors, subject to the passing of Resolution 5, to determine the remuneration of BDO Simpson Xavier as the Auditors of the Company for the current FY		For	84900	0	0	0
7
Approve to renew the authority granted to the Directors on
08 JAN 2008 to allot up to a maximum of 5,818,573
ordinary shares in the Company which represents 5% of the
total number of issued ordinary shares in the Company
without first being required to offer such shares to existing
Members in proportion to their existing holdings as the
Directors in their absolute discretion see fit in any number of tranches; such authority to expire at the next AGM; that the
Company does not hold any treasury shares; and that, at
present the Directors do not intend to exercise the authority to allot additional ordinary shares
			For	84900	0	0	0
8	Appoint Mr. Hans Joachim Kraus as a Director in accordance with Article 38.3 of the Articles of Association of the Company		For	84900	0	0	0

AFREN PLC, LONDON

Security:	G01283103				Meeting Type:		Annual General Meeting

Ticker:					Meeting Date:		12-Jun-2008

ISIN	GB00B0672758				Vote Deadline Date:		06-Jun-2008

Agenda	701585032	Management			Total Ballot Shares:		425454

Last Vote Date:	28-May-2008

Item	Proposal		Recommendation	For	Against	Abstain	Take No Action

1	Receive the Accounts and Reports of the Directors and the Auditors for the YE 31 DEC 2007		For	99000	0	0	0
2	Re-elect Mr. John St John as a Director		For	99000	0	0	0
3	Re-elect Mr. Constantine Ogunbiyi as a Director		For	99000	0	0	0
4	Re-elect Dr. Rilwanu Lukman as a Director		For	99000	0	0	0
5	Re-elect Dr. Osman Shahenshah as a Director		For	99000	0	0	0
6	Re-appoint Deloitte and Touche LLP as the Auditors		For	99000	0	0	0
7	Grant authority for the political donations		For	99000	0	0	0
8	Approve the Founders' Investment and Warrant Scheme		For	99000	0	0	0
9	Authorize the Directors to allot shares		For	99000	0	0	0
10	Approve to disapply statutory pre-emption rights		For	99000	0	0	0
11	Authorize the Company to purchase its own shares		For	99000	0	0	0
12	Adopt the new Articles of Association		For	99000	0	0	0

Guinness Atkinson Global Innovators Fund
Proxy Voting Record July 1, 2007 - June 30, 2008

Company Name	Meeting Date	Shares Voted	Issuer or Security Holder Proposal	Cusip/Sedol	Ticker

Cable and Wireless	7/20/2007	534,213		0162557	CW/ LN

Vote	MRV	Proposal

-	for	Accept Financial Statements and Statutory Reports	Issuer

-	for	Approve Remuneration Report	Issuer

-	for	Approve Final Dividend of 4.15 Pence Per Ordinary Share	Issuer

-.	for	Re-elect Richard Lapthorne as Director	Issuer

-	for	Re-elect Clive Butler as Director	Issuer

-	for	Elect Harris Jones as Director	Issuer

-	for	Reappoint KPMG Audit Plc as Auditors of the Company	Issuer

-.	for	Authorise Board to Fix Remuneration of Auditors	Issuer

-	for	Authorise Issue of Equity or Equity-Linked Securities with Pre-emptive Rights up to Aggregate Nominal Amount of GBP 195,000,000	Issuer

-	for	Authorise Issue of Equity or Equity-Linked Securities without Pre-emptive Rights up to Aggregate Nominal Amount of GBP 29,000,000	Issuer

-	for	Amend Cable & Wireless Long Term Cash Incentive Plan	Issuer

-.	for	Authorise the Company to Use Electronic Communications	Issuer

-	for	Authorise 238,000,000 Ordinary Shares for Market Purchase	Issuer

-	for	Authorise the Company to Make EU Political Organisation Donations up to GBP 100,000 and to Incur EU Political Expenditure up to GBP 100,000	Issuer

Company Name	Meeting Date	Shares Voted	Issuer or Security Holder Proposal	Cusip/Sedol	Ticker

Lenovo	7/20/2007	3,344,000		6218089	992 HK

Vote	MRV	Proposal

for	for	Accept Financial Statements and Statutory Reports	Issuer

for	for	Approve Final Dividend	Issuer

for	for	Relect 5 directors	Issuer

for	for	Reappoint PricewaterhouseCoopers as Auditors and Authorize Board to Fix Their Remuneration	Issuer

against	for	Approve Issuance of Equity or Equity-Linked Securities without Preemptive Rights	Issuer

for	for	Authorize Repurchase of Up to 10 Percent of Issued Share Capital	Issuer

for	for	Authorize Reissuance of Repurchased Shares	Issuer

Company Name	Meeting Date	Shares Voted	Issuer or Security Holder Proposal	Cusip/Sedol	Ticker

Check Point Software	9/4/2007	97,830		2181334	CHKP US

Vote	MRV	Proposal

for	for	Election of 6 directors	Issuer

for	for	To ratify the appointment and compensation of Check Point's independent public accountants	Issuer

for	for	To approve compensation to certain Check Point Executive Officers who are also board members	Issuer

Company Name	Meeting Date	Shares Voted	Issuer or Security Holder Proposal	Cusip/Sedol	Ticker

Microsoft	11/13/2007	40,878		2588173	MSFT US

Vote	MRV	Proposal

for	for	Election of 12 directors	Issuer

for	for	Ratification of the selection of Deloitte & Touche LLP as the company's independent auditor.	Issuer

against	against	Adoption of policies on internet censorship	Security Holder

against	against	Establishment of Board Committee on human rights	Security Holder

Guinness Atkinson Global Innovators Fund

Meeting Date Range: July 1, 2007 - June 30, 2008

Selected Accounts

COSTCO WHOLESALE CORPORATION

Cusip/Sedol:			2701271			Meeting Type:		Annual

Ticker:			COST			Meeting Date:		29-Jan-2008

ISIN			US22160K1051			Vote Deadline Date:		28-Jan-2008

Agenda			932800267	Management		Total Ballot Shares:		39830

Last Vote Date:			10-Jan-2008

	Item	Proposal		Recommendation	For	Against	Abstain		Take No Action

	1	DIRECTOR		For
		1	SUSAN L. DECKER		39830	0	0		0
		2	RICHARD D. DICERCHIO		39830	0	0		0
		3	RICHARD M. LIBENSON		39830	0	0		0
		4	JOHN W. MEISENBACH		39830	0	0		0
		5	CHARLES T. MUNGER		39830	0	0		0
	2	AMENDMENT TO THE SECOND RESTATED 2002		For	39830	0	0		0
		STOCK INCENTIVE PLAN.
	3	RATIFICATION OF SELECTION OF INDEPENDENT		For	39830	0	0		0
		AUDITORS.

TD AMERITRADE HOLDING CORPORATION

Cusip/Sedol:			2983154			Meeting Type:		Annual

Ticker:			AMTD			Meeting Date:		20-Feb-2008

ISIN			US87236Y1082			Vote Deadline Date:		19-Feb-2008

Agenda			932809479	Management		Total Ballot Shares:		141160

Last Vote Date:			11-Feb-2008

	Item	Proposal		Recommendation	For	Against	Abstain		Take No Action
	1	DIRECTOR		For
		1	J. JOE RICKETTS		141160	0	0		0
		2	DAN W. COOK III		141160	0	0		0
		3	THOMAS J. MULLIN		141160	0	0		0
		4	WILBUR J. PREZZANO		141160	0	0		0
	2	INDEPENDENT REGISTERED PUBLIC ACCOUNTING		For	141160	0	0		0
		FIRM. RATIFICATION OF THE APPOINTMENT OF
		ERNST & YOUNG LLP AS INDEPENDENT REGISTERED
		PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR
		ENDING SEPTEMBER 30, 2008.
	3	TO VOTE, IN HIS OR HER DISCRETION, UPON ANY		For	0	0	141160		0
		OTHER BUSINESS THAT MAY PROPERLY COME
		BEFORE THE ANNUAL MEETING OR ANY
		POSTPONEMENT OR ADJOURNMENT THEREOF.
		MANAGEMENT IS NOT AWARE OF ANY OTHER
		MATTERS THAT SHOULD COME BEFORE THE ANNUAL
		MEETING.

PARAMETRIC TECHNOLOGY CORPORATION

Cusip/Sedol:			B103771			Meeting Type:		Annual

Ticker:			PMTC			Meeting Date:		05-Mar-2008

ISIN			US6991732099			Vote Deadline Date:		04-Mar-2008

Agenda			932806740	Management		Total Ballot Shares:		149250

Last Vote Date:			21-Jan-2008

	Item	Proposal		Recommendation	For	Against	Abstain		Take No Action
	1	DIRECTOR		For
		1	ROBERT N. GOLDMAN		149250	0	0		0
		2	C. RICHARD HARRISON		149250	0	0		0
	2	CONFIRM THE SELECTION OF		For	149250	0	0		0
		PRICEWATERHOUSECOOPERS LLP AS PTC'S
		INDEPENDENT REGISTERED PUBLIC ACCOUNTING
		FIRM FOR THE CURRENT FISCAL YEAR.

APPLIED MATERIALS, INC.

Cusip/Sedol:			B1J5QP9			Meeting Type:		Annual

Ticker:			AMAT			Meeting Date:		11-Mar-2008

ISIN			US0382221051			Vote Deadline Date:		10-Mar-2008

Agenda			932814406	Management		Total Ballot Shares:		130250

Last Vote Date:			18-Feb-2008

	Item	Proposal		Recommendation	For	Against	Abstain		Take No Action
	1	DIRECTOR		For
		1	ROBERT H. BRUST		130250	0	0		0
		2	DEBORAH A. COLEMAN		130250	0	0		0
		3	AART J. DE GEUS		130250	0	0		0
		4	PHILIP V. GERDINE		130250	0	0		0
		5	THOMAS J. IANNOTTI		130250	0	0		0
		6	CHARLES Y.S. LIU		130250	0	0		0
		7	JAMES C. MORGAN		130250	0	0		0
		8	GERHARD H. PARKER		130250	0	0		0
		9	DENNIS D. POWELL		130250	0	0		0
		10	WILLEM P. ROELANDTS		130250	0	0		0
		11	MICHAEL R. SPLINTER		130250	0	0		0
	2	TO RATIFY THE APPOINTMENT OF KPMG LLP AS		For	130250	0	0		0
		APPLIED MATERIALS' INDEPENDENT REGISTERED
		PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2008.

SCHLUMBERGER LIMITED (SCHLUMBERGER N.V.)

Cusip/Sedol:			2779201			Meeting Type:		Annual

Ticker:			SLB			Meeting Date:		09-Apr-2008

ISIN			AN8068571086			Vote Deadline Date:		08-Apr-2008

Agenda			932819052	Management		Total Ballot Shares:		30330

			25-Mar-2008

	Item	Proposal		Recommendation	For	Against	Abstain		Take No Action

	1	DIRECTOR		For
		1	P. CAMUS		30330	0	0		0
		2	J.S. GORELICK		30330	0	0		0
		3	A. GOULD		30330	0	0		0
		4	T. ISAAC		30330	0	0		0
		5	N. KUDRYAVTSEV		30330	0	0		0
		6	A. LAJOUS		30330	0	0		0
		7	M.E. MARKS		30330	0	0		0
		8	D. PRIMAT		30330	0	0		0
		9	L.R. REIF		30330	0	0		0
		10	T.I. SANDVOLD		30330	0	0		0
		11	N. SEYDOUX		30330	0	0		0
		12	L.G. STUNTZ		30330	0	0		0
	2	ADOPTION AND APPROVAL OF FINANCIALS AND		For	30330	0	0		0
		DIVIDENDS
	3	APPROVAL OF ADOPTION OF THE SCHLUMBERGER		For	30330	0	0		0
		2008 STOCK INCENTIVE PLAN
	4	APPROVAL OF INDEPENDENT REGISTERED PUBLIC		For	30330	0	0		0
		ACCOUNTING FIRM

BP P.L.C.

Cusip/Sedol:			0798059			Meeting Type:		Annual

Ticker:			BP			Meeting Date:		17-Apr-2008

ISIN			US0556221044			Vote Deadline Date:		10-Apr-2008

Agenda			932823354	Management		Total Ballot Shares:		35760

Last Vote Date:			01-Apr-2008

	Item	Proposal		Recommendation	For	Against	Abstain		Take No Action
	1	TO RECEIVE THE DIRECTORS' ANNUAL REPORT AND		For	35760	0	0		0
		ACCOUNTS
	2	TO APPROVE THE DIRECTORS' REMUNERATION		For	35760	0	0		0
		REPORT
	3	DIRECTOR		For
		1	MR A BURGMANS		35760	0	0		0
		2	MRS C B CARROLL		35760	0	0		0
		3	SIR WILLIAM CASTELL		35760	0	0		0
		4	MR I C CONN		35760	0	0		0
		5	MR G DAVID		35760	0	0		0
		6	MR E B DAVIS, JR		35760	0	0		0
		7	MR D J FLINT		35760	0	0		0
		8	DR B E GROTE		35760	0	0		0
		9	DR A B HAYWARD		35760	0	0		0
		10	MR A G INGLIS		35760	0	0		0
		11	DR D S JULIUS		35760	0	0		0
		12	SIR TOM MCKILLOP		35760	0	0		0
		13	SIR IAN PROSSER		35760	0	0		0
		14	MR P D SUTHERLAND		35760	0	0		0
	4	TO RE-APPOINT ERNST & YOUNG LLP AS AUDITORS		For	35760	0	0		0
		AND AUTHORIZE THE BOARD TO SET THEIR
		REMUNERATION
	5	SPECIAL RESOLUTION: TO ADOPT NEW ARTICLES OF		For	35760	0	0		0
		ASSOCIATION
	6	SPECIAL RESOLUTION: TO GIVE LIMITED AUTHORITY		For	35760	0	0		0
		FOR THE PURCHASE OF ITS OWN SHARES BY THE
		COMPANY
	7	TO GIVE LIMITED AUTHORITY TO ALLOT SHARES UP		For	35760	0	0		0
		TO A SPECIFIED AMOUNT
	8	SPECIAL RESOLUTION: TO GIVE AUTHORITY TO		For	35760	0	0		0
		ALLOT A LIMITED NUMBER OF SHARES FOR CASH
		FREE OF PRE-EMPTIVE RIGHTS

CITIGROUP INC.

Cusip/Sedol:			2297907			Meeting Type:		Annual

Ticker:			C			Meeting Date:		22-Apr-2008

ISIN			US1729671016			Vote Deadline Date:		21-Apr-2008

Agenda			932822679	Management		Total Ballot Shares:		81190

Last Vote Date:			21-Apr-2008
	Item	Proposal		Recommendation	For	Against	Abstain		Take No Action
	1	ELECTION OF DIRECTOR: C. MICHAEL ARMSTRONG		For	81190	0	0		0
	2	ELECTION OF DIRECTOR: ALAIN J.P. BELDA		For	81190	0	0		0
	3	ELECTION OF DIRECTOR: SIR WINFRIED BISCHOFF		For	81190	0	0		0
	4	ELECTION OF DIRECTOR: KENNETH T. DERR		For	81190	0	0		0
	5	ELECTION OF DIRECTOR: JOHN M. DEUTCH		For	81190	0	0		0
	6	ELECTION OF DIRECTOR: ROBERTO HERNANDEZ		For	81190	0	0		0
		RAMIREZ
	7	ELECTION OF DIRECTOR: ANDREW N. LIVERIS		For	81190	0	0		0
	8	ELECTION OF DIRECTOR: ANNE MULCAHY		For	81190	0	0		0
	9	ELECTION OF DIRECTOR: VIKRAM PANDIT		For	81190	0	0		0
	10	ELECTION OF DIRECTOR: RICHARD D. PARSONS		For	81190	0	0		0
	11	ELECTION OF DIRECTOR: JUDITH RODIN		For	81190	0	0		0
	12	ELECTION OF DIRECTOR: ROBERT E. RUBIN		For	81190	0	0		0
	13	ELECTION OF DIRECTOR: ROBERT L. RYAN		For	81190	0	0		0
	14	ELECTION OF DIRECTOR: FRANKLIN A. THOMAS		For	81190	0	0		0
	15	PROPOSAL TO RATIFY THE SELECTION OF KPMG LLP		For	81190	0	0		0
		AS CITIGROUP'S INDEPENDENT REGISTERED PUBLIC
		ACCOUNTING FIRM FOR 2008.
	16	STOCKHOLDER PROPOSAL REQUESTING A REPORT		Against	0	81190	0		0
		ON PRIOR GOVERNMENTAL SERVICE OF CERTAIN
		INDIVIDUALS.
	17	STOCKHOLDER PROPOSAL REQUESTING A REPORT		Against	0	81190	0		0
		ON POLITICAL CONTRIBUTIONS.
	18	STOCKHOLDER PROPOSAL REQUESTING THAT		Against	0	81190	0		0
		EXECUTIVE COMPENSATION BE LIMITED TO 100
		TIMES THE AVERAGE COMPENSATION PAID TO
		WORLDWIDE EMPLOYEES.
	19	STOCKHOLDER PROPOSAL REQUESTING THAT TWO		Against	0	81190	0		0
		CANDIDATES BE NOMINATED FOR EACH BOARD
		POSITION.
	20	STOCKHOLDER PROPOSAL REQUESTING A REPORT		Against	0	81190	0		0
		ON THE EQUATOR PRINCIPLES.
	21	STOCKHOLDER PROPOSAL REQUESTING THE		Against	0	81190	0		0
		ADOPTION OF CERTAIN EMPLOYMENT PRINCIPLES
		FOR EXECUTIVE OFFICERS.
	22	STOCKHOLDER PROPOSAL REQUESTING THAT CITI		Against	0	81190	0		0
		AMEND ITS GHG EMISSIONS POLICIES.
	23	STOCKHOLDER PROPOSAL REQUESTING A REPORT		Against	0	81190	0		0
		ON HOW INVESTMENT POLICIES ADDRESS OR COULD
		ADDRESS HUMAN RIGHTS ISSUES.
	24	STOCKHOLDER PROPOSAL REQUESTING AN		Against	0	81190	0		0
		INDEPENDENT BOARD CHAIRMAN.
	25	STOCKHOLDER PROPOSAL REQUESTING AN		Against	0	81190	0		0
		ADVISORY VOTE TO RATIFY EXECUTIVE
		COMPENSATION.
	26	PLEASE INDICATE IF YOU WOULD LIKE TO KEEP		None	0	81190	0		0
		YOUR VOTE CONFIDENTIAL UNDER THE CURRENT
		POLICY.

CEMEX, S.A.B. DE C.V.

Cusip/Sedol:			2488671			Meeting Type:		Annual

Ticker:			CX			Meeting Date:		24-Apr-2008

ISIN			US1512908898			Vote Deadline Date:		21-Apr-2008

Agenda			932854828	Management		Total Ballot Shares:		75948

Last Vote Date:			14-Apr-2008

	Item	Proposal		Recommendation	For	Against	Abstain		Take No Action
	1	PRESENTATION OF THE REPORT BY THE CHIEF		For	75948	0	0		0
		EXECUTIVE OFFICER, INCLUDING THE COMPANY'S
		FINANCIAL STATEMENTS, REPORT OF VARIATIONS OF
		CAPITAL STOCK, AND PRESENTATION OF THE
		REPORT BY THE BOARD OF DIRECTORS, FOR THE
		FISCAL YEAR ENDED DECEMBER 31, 2007, ALL AS
		MORE FULLY DESCRIBED IN THE PROXY STATEMENT.
	2	PROPOSAL FOR: (I) THE ALLOCATION OF PROFITS		For	75948	0	0		0
		AND (II) THE MAXIMUM AMOUNT OF FUNDS TO BE
		USED FOR THE PURCHASE OF COMPANY SHARES.
	3	PROPOSAL TO INCREASE THE CAPITAL STOCK OF		For	75948	0	0		0
		THE COMPANY IN ITS VARIABLE PORTION THROUGH
		CAPITALIZATION OF RETAINED EARNINGS.
	4	APPOINTMENT OF DIRECTORS, AND MEMBERS AND		For	75948	0	0		0
		PRESIDENT OF THE AUDIT AND CORPORATE
		PRACTICES COMMITTEE.
	5	COMPENSATION OF DIRECTORS AND MEMBERS OF		For	75948	0	0		0
		THE AUDIT AND CORPORATE PRACTICES
		COMMITTEE.
	6	APPOINTMENT OF DELEGATES TO FORMALIZE THE		For	0	0	75948		0
		RESOLUTIONS ADOPTED AT THE MEETING.

L-3 COMMUNICATIONS HOLDINGS, INC.

Cusip/Sedol:			2247366			Meeting Type:		Annual

Ticker:			LLL			Meeting Date:		29-Apr-2008

ISIN			US5024241045			Vote Deadline Date:		28-Apr-2008

Agenda			932827403	Management		Total Ballot Shares:		20630

Last Vote Date:			21-Apr-2008

	Item	Proposal		Recommendation	For	Against	Abstain		Take No Action
	1	DIRECTOR		For
		1	JOHN M. SHALIKASHVILI		20630	0	0		0
		2	MICHAEL T. STRIANESE		20630	0	0		0
		3	JOHN P. WHITE		20630	0	0		0
	2	APPROVAL OF THE L-3 COMMUNICATIONS HOLDINGS,		For	20630	0	0		0
		INC. 2008 LONG TERM PERFORMANCE PLAN.
	3	APPROVAL OF THE L-3 COMMUNICATIONS HOLDINGS,		For	20630	0	0		0
		INC. 2008 DIRECTORS STOCK INCENTIVE PLAN.
	4	RATIFICATION OF THE APPOINTMENT OF		For	20630	0	0		0
		PRICEWATERHOUSECOOPERS LLP AS OUR
		INDEPENDENT REGISTERED PUBLIC ACCOUNTING
		FIRM FOR 2008.

STATE STREET CORPORATION

Cusip/Sedol:			2842040			Meeting Type:		Annual

Ticker:			STT			Meeting Date:		30-Apr-2008

ISIN			US8574771031			Vote Deadline Date:		29-Apr-2008

Agenda			932826982	Management		Total Ballot Shares:		26334

Last Vote Date:			29-Apr-2008

	Item	Proposal		Recommendation	For	Against	Abstain		Take No Action
	1	DIRECTOR		For
		1	K. BURNES		26334	0	0		0
		2	P. COYM		26334	0	0		0
		3	N. DAREHSHORI		26334	0	0		0
		4	A. FAWCETT		26334	0	0		0
		5	D. GRUBER		26334	0	0		0
		6	L. HILL		26334	0	0		0
		7	C. LAMANTIA		26334	0	0		0
		8	R. LOGUE		26334	0	0		0
		9	M. MISKOVIC		26334	0	0		0
		10	R. SERGEL		26334	0	0		0
		11	R. SKATES		26334	0	0		0
		12	G. SUMME		26334	0	0		0
		13	R. WEISSMAN		26334	0	0		0
	2	TO RATIFY THE SELECTION OF ERNST & YOUNG LLP		For	26334	0	0		0
		AS STATE STREET'S INDEPENDENT REGISTERED
		PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING
		DECEMBER 31, 2008.
	3	TO VOTE ON A SHAREHOLDER PROPOSAL RELATING		Against	0	0	26334		0
		TO RESTRICTIONS IN SERVICES PERFORMED BY
		STATE STREET'S INDEPENDENT REGISTERED PUBLIC
		ACCOUNTING FIRM.

NOKIA CORPORATION

Cusip/Sedol:			2640891			Meeting Type:		Annual

Ticker:			NOK			Meeting Date:		08-May-2008

ISIN			US6549022043			Vote Deadline Date:		18-Apr-2008

Agenda			932829825	Management		Total Ballot Shares:		59842

Last Vote Date:			01-Apr-2008

	Item	Proposal		Recommendation	For	Against	Abstain		Take No Action
	1	APPROVAL OF THE ANNUAL ACCOUNTS.		For	0	0	59842		0
	2	APPROVAL OF THE DISTRIBUTION OF THE PROFIT		For	59842	0	0		0
		FOR THE YEAR, PAYMENT OF DIVIDEND.
	3	APPROVAL OF THE DISCHARGE OF THE CHAIRMAN,		For	59842	0	0		0
		THE MEMBERS OF THE BOARD OF DIRECTORS, AND
		THE PRESIDENT, FROM LIABILITY.
	4	APPROVAL OF THE REMUNERATION TO THE		For	59842	0	0		0
		MEMBERS OF THE BOARD OF DIRECTORS.
	5	APPROVAL OF THE NUMBER OF THE MEMBERS OF		For	59842	0	0		0
		THE BOARD OF DIRECTORS.
	6	DIRECTOR		For
		1	GEORG EHRNROOTH		59842	0	0		0
		2	LALITA D. GUPTE		59842	0	0		0
		3	BENGT HOLMSTROM		59842	0	0		0
		4	HENNING KAGERMANN		59842	0	0		0
		5	OLLI-PEKKA KALLASVUO		59842	0	0		0
		6	PER KARLSSON		59842	0	0		0
		7	JORMA OLLILA		59842	0	0		0
		8	MARJORIE SCARDINO		59842	0	0		0
		9	RISTO SIILASMAA		59842	0	0	0
		10	KEIJO SUILA		59842	0	0	0
	7	APPROVAL OF THE AUDITOR REMUNERATION.		For	59842	0	0	0
	8	APPROVAL OF THE RE-ELECTION OF		For	59842	0	0	0
		PRICEWATERHOUSECOOPERS OY AS THE AUDITORS
		FOR FISCAL YEAR 2008.
	9	APPROVAL OF THE AUTHORIZATION TO THE BOARD		For	59842	0	0	0
		OF DIRECTORS TO RESOLVE TO REPURCHASE NOKIA
		SHARES.
	10	MARK THE "FOR" BOX IF YOU WISH TO INSTRUCT		None	0	0	59842	0
		NOKIA'S LEGAL COUNSELS TO VOTE IN THEIR
		DISCRETION ON YOUR BEHALF ONLY UPON ITEM 11.

INFOSPACE, INC.

Cusip/Sedol:			2984395			Meeting Type:		Annual

Ticker:			INSP			Meeting Date:		12-May-2008

ISIN			US45678T2015			Vote Deadline Date:		09-May-2008

Agenda			932847594	Management		Total Ballot Shares:		212030

Last Vote Date:			06-May-2008

	Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
	1	DIRECTOR		For
		1	JULES HAIMOVITZ		212030	0	0	0
		2	GEORGE M. TRONSRUE, III		212030	0	0	0
	2	PROPOSAL TO RATIFY THE APPOINTMENT OF		For	212030	0	0	0
		DELOITTE & TOUCHE LLP AS INDEPENDENT
		REGISTERED PUBLIC ACCOUNTING FIRM OF THE
		COMPANY FOR THE FISCAL YEAR ENDING DECEMBER
		31, 2008.

AMERICAN INTERNATIONAL GROUP, INC.

Cusip/Sedol:			2027342			Meeting Type:		Annual

Ticker:			AIG			Meeting Date:		14-May-2008

ISIN			US0268741073			Vote Deadline Date:		13-May-2008

Agenda			932859878	Management		Total Ballot Shares:		45535

Last Vote Date:			06-May-2008

	Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
	1	ELECTION OF DIRECTOR: STEPHEN F. BOLLENBACH		For	45535	0	0	0
	2	ELECTION OF DIRECTOR: MARTIN S. FELDSTEIN		For	45535	0	0	0
	3	ELECTION OF DIRECTOR: ELLEN V. FUTTER		For	45535	0	0	0
	4	ELECTION OF DIRECTOR: RICHARD C. HOLBROOKE		For	45535	0	0	0
	5	ELECTION OF DIRECTOR: FRED H. LANGHAMMER		For	45535	0	0	0
	6	ELECTION OF DIRECTOR: GEORGE L. MILES, JR.		For	45535	0	0	0
	7	ELECTION OF DIRECTOR: MORRIS W. OFFIT		For	45535	0	0	0
	8	ELECTION OF DIRECTOR: JAMES F. ORR III		For	45535	0	0	0
	9	ELECTION OF DIRECTOR: VIRGINIA M. ROMETTY		For	45535	0	0	0
	10	ELECTION OF DIRECTOR: MARTIN J. SULLIVAN		For	45535	0	0	0
	11	ELECTION OF DIRECTOR: MICHAEL H. SUTTON		For	45535	0	0	0
	12	ELECTION OF DIRECTOR: EDMUND S.W. TSE		For	45535	0	0	0
	13	ELECTION OF DIRECTOR: ROBERT B. WILLUMSTAD		For	45535	0	0	0
	14	RATIFICATION OF THE SELECTION OF		For	45535	0	0	0
		PRICEWATERHOUSECOOPERS LLP AS AIG'S
		INDEPENDENT REGISTERED PUBLIC ACCOUNTING
		FIRM FOR 2008.
	15	SHAREHOLDER PROPOSAL RELATING TO THE HUMAN		Against	0	0	45535	0
		RIGHT TO WATER.
	16	SHAREHOLDER PROPOSAL RELATING TO THE		Against	0	0	45535	0
		REPORTING OF POLITICAL CONTRIBUTIONS.

NETFLIX, INC.

Cusip/Sedol:			2857817			Meeting Type:		Annual

Ticker:			NFLX			Meeting Date:		21-May-2008

ISIN			US64110L1061			Vote Deadline Date:		20-May-2008

Agenda			932860338	Management		Total Ballot Shares:		69280

Last Vote Date:			15-May-2008

	Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
	1	DIRECTOR		For
		1	REED HASTINGS		69280	0	0	0
		2	JAY C. HOAG		69280	0	0	0
		3	A. GEORGE (SKIP) BATTLE		69280	0	0	0
	2	TO RATIFY THE APPOINTMENT OF KPMG LLP AS THE		For	69280	0	0	0
		COMPANY'S INDEPENDENT REGISTERED PUBLIC
		ACCOUNTING FIRM FOR THE YEAR ENDING
		DECEMBER 31, 2008.

QWEST COMMUNICATIONS INTERNATIONAL INC.

Cusip/Sedol:			2034494			Meeting Type:		Annual

Ticker:			Q			Meeting Date:		22-May-2008

ISIN			US7491211097			Vote Deadline Date:		21-May-2008

Agenda			932850933	Management		Total Ballot Shares:		388620

Last Vote Date:			15-May-2008

	Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
	1	ELECTION OF DIRECTOR: EDWARD A. MUELLER		For	388620	0	0	0
	2	ELECTION OF DIRECTOR: LINDA G. ALVARADO		For	388620	0	0	0
	3	ELECTION OF DIRECTOR: CHARLES L. BIGGS		For	388620	0	0	0
	4	ELECTION OF DIRECTOR: K. DANE BROOKSHER		For	388620	0	0	0
	5	ELECTION OF DIRECTOR: PETER S. HELLMAN		For	388620	0	0	0
	6	ELECTION OF DIRECTOR: R. DAVID HOOVER		For	388620	0	0	0
	7	ELECTION OF DIRECTOR: PATRICK J. MARTIN		For	388620	0	0	0
	8	ELECTION OF DIRECTOR: CAROLINE MATTHEWS		For	388620	0	0	0
	9	ELECTION OF DIRECTOR: WAYNE W. MURDY		For	388620	0	0	0
	10	ELECTION OF DIRECTOR: JAN L. MURLEY		For	388620	0	0	0
	11	ELECTION OF DIRECTOR: FRANK P. POPOFF		For	388620	0	0	0
	12	ELECTION OF DIRECTOR: JAMES A. UNRUH		For	388620	0	0	0
	13	ELECTION OF DIRECTOR: ANTHONY WELTERS		For	388620	0	0	0
	14	THE RATIFICATION OF THE APPOINTMENT OF KPMG		For	388620	0	0	0
		LLP AS OUR INDEPENDENT REGISTERED PUBLIC
		ACCOUNTING FIRM FOR 2008.
	15	A STOCKHOLDER PROPOSAL REQUESTING THAT OUR		Against	0	388620	0	0
		BOARD SEEK STOCKHOLDER APPROVAL OF CERTAIN
		FUTURE SEVERANCE AGREEMENTS WITH SENIOR
		EXECUTIVES.
	16	A STOCKHOLDER PROPOSAL REQUESTING THAT OUR		Against	0	388620	0	0
		BOARD ESTABLISH A POLICY OF SEPARATING THE
		ROLES OF CHAIRMAN AND CHIEF EXECUTIVE
		OFFICER WHENEVER POSSIBLE.

AMAZON.COM, INC.

Cusip/Sedol:			2000019			Meeting Type:		Annual

Ticker:			AMZN			Meeting Date:		29-May-2008

ISIN			US0231351067			Vote Deadline Date:		28-May-2008

Agenda			932864134	Management		Total Ballot Shares:		31000

Last Vote Date:			29-May-2008

	Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
	1	ELECTION OF DIRECTOR: JEFFREY P. BEZOS		For	31000	0	0	0
	2	ELECTION OF DIRECTOR: TOM A. ALBERG		For	31000	0	0	0
	3	ELECTION OF DIRECTOR: JOHN SEELY BROWN		For	31000	0	0	0
	4	ELECTION OF DIRECTOR: L. JOHN DOERR		For	31000	0	0	0
	5	ELECTION OF DIRECTOR: WILLIAM B. GORDON		For	31000	0	0	0
	6	ELECTION OF DIRECTOR: MYRTLE S. POTTER		For	31000	0	0	0
	7	ELECTION OF DIRECTOR: THOMAS O. RYDER		For	31000	0	0	0
	8	ELECTION OF DIRECTOR: PATRICIA Q. STONESIFER		For	31000	0	0	0
	9	RATIFICATION OF THE APPOINTMENT OF ERNST &		For	31000	0	0	0
		YOUNG LLP AS THE COMPANY'S INDEPENDENT
		AUDITORS FOR 2008.

GARMIN LTD.

Cusip/Sedol:			2695620			Meeting Type:		Annual

Ticker:			GRMN			Meeting Date:		06-Jun-2008

ISIN			KYG372601099			Vote Deadline Date:		05-Jun-2008

Agenda			932876634	Management		Total Ballot Shares:		34550

Last Vote Date:			29-May-2008

	Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
	1	DIRECTOR		For
		1	DONALD H. ELLER		34550	0	0	0
		2	CLIFTON A. PEMBLE		34550	0	0	0
	2	RATIFICATION OF THE APPOINTMENT OF ERNST &		For	34550	0	0	0
		YOUNG LLP AS GARMIN'S INDEPENDENT
		REGISTERED PUBLIC ACCOUNTING FIRM FOR THE
		2008 FISCAL YEAR.

TAIWAN SEMICONDUCTOR MFG. CO. LTD.

Cusip/Sedol:			2113382			Meeting Type:		Annual

Ticker:			TSM			Meeting Date:		13-Jun-2008

ISIN			US8740391003			Vote Deadline Date:		06-Jun-2008

Agenda			932899264	Management		Total Ballot Shares:		217838

Last Vote Date:			29-May-2008

	Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
	1	TO ACCEPT 2007 BUSINESS REPORT AND FINANCIAL		For	217838	0	0	0
		STATEMENTS.
	2	TO APPROVE THE PROPOSAL FOR DISTRIBUTION OF		For	217838	0	0	0
		2007 PROFITS.
	3	TO APPROVE THE CAPITALIZATION OF 2007		For	217838	0	0	0
		DIVIDENDS, 2007 EMPLOYEE PROFIT SHARING, AND
		CAPITAL SURPLUS.

EBAY INC.

Cusip/Sedol:			2293819			Meeting Type:		Annual

Ticker:			EBAY			Meeting Date:		19-Jun-2008

ISIN			US2786421030			Vote Deadline Date:		18-Jun-2008

Agenda			932891650	Management		Total Ballot Shares:		80200

Last Vote Date:			17-Jun-2008

	Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
	1	ELECTION OF DIRECTOR: FRED D. ANDERSON		For	80200	0	0	0
	2	ELECTION OF DIRECTOR: EDWARD W. BARNHOLT		For	80200	0	0	0
	3	ELECTION OF DIRECTOR: SCOTT D. COOK		For	80200	0	0	0
	4	ELECTION OF DIRECTOR: JOHN J. DONAHOE		For	80200	0	0	0
	5	APPROVAL OF OUR 2008 EQUITY INCENTIVE AWARD		For	80200	0	0	0
		PLAN.
	6	RATIFICATION OF THE SELECTION OF		For	80200	0	0	0
		PRICEWATERHOUSECOOPERS LLP AS OUR
		INDEPENDENT AUDITORS FOR OUR FISCAL YEAR
		ENDING DECEMBER 31, 2008.

NVIDIA CORPORATION

Cusip/Sedol:			2379504			Meeting Type:		Annual

Ticker:			NVDA			Meeting Date:		19-Jun-2008

ISIN			US67066G1040			Vote Deadline Date:		18-Jun-2008

Agenda			932905651	Management		Total Ballot Shares:		101785

Last Vote Date:			17-Jun-2008

	Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
	1	TO ELECT STEVEN CHU AS DIRECTOR		For	101785	0	0	0
	2	TO ELECT HARVEY C. JONES AS DIRECTOR		For	101785	0	0	0
	3	TO ELECT WILLIAM J. MILLER AS DIRECTOR		For	101785	0	0	0
	4	TO APPROVE AN AMENDMENT TO THE NVIDIA		For	101785	0	0	0
		CORPORATION CERTIFICATE OF INCORPORATION.
	5	TO RATIFY THE SELECTION OF		For	101785	0	0	0
		PRICEWATERHOUSECOOPERS LLP AS NVIDIA'S
		INDEPENDENT REGISTERED PUBLIC ACCOUNTING
		FIRM FOR THE FISCAL YEAR ENDING JANUARY 25,
		2009.

SONY CORPORATION

Cusip/Sedol:			2821481			Meeting Type:		Annual

Ticker:			SNE			Meeting Date:		20-Jun-2008

ISIN			US8356993076			Vote Deadline Date:		19-Jun-2008

Agenda			932918355	Management		Total Ballot Shares:		46518

Last Vote Date:			17-Jun-2008

	Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
	1	DIRECTOR		For
		1	HOWARD STRINGER		46518	0	0	0
		2	RYOJI CHUBACHI		46518	0	0	0
		3	KATSUMI IHARA		46518	0	0	0
		4	YOTARO KOBAYASHI		46518	0	0	0
		5	SAKIE T. FUKUSHIMA		46518	0	0	0
		6	YOSHIHIKO MIYAUCHI		46518	0	0	0
		7	YOSHIAKI YAMAUCHI		46518	0	0	0
		8	PETER BONFIELD		46518	0	0	0
		9	FUEO SUMITA		46518	0	0	0
		10	FUJIO CHO		46518	0	0	0
		11	RYUJI YASUDA		46518	0	0	0
		12	YUKAKO UCHINAGA		46518	0	0	0
		13	MITSUAKI YAHAGI		46518	0	0	0
		14	TSUN-YAN HSIEH		46518	0	0	0
		15	ROLAND A. HERNANDEZ		46518	0	0	0
	2	TO ISSUE STOCK ACQUISITION RIGHTS FOR THE		For	46518	0	0	0
		PURPOSE OF GRANTING STOCK OPTIONS.
	3	TO AMEND THE ARTICLES OF INCORPORATION WITH		Against	0	46518	0	0
		RESPECT TO DISCLOSURE TO SHAREHOLDERS
		REGARDING REMUNERATION PAID TO EACH
		DIRECTOR

HONDA MOTOR CO., LTD.

Cusip/Sedol:			2435279			Meeting Type:		Annual

Ticker:			HMC			Meeting Date:		24-Jun-2008

ISIN			US4381283088			Vote Deadline Date:		17-Jun-2008

Agenda			932920918	Management		Total Ballot Shares:		35020

Last Vote Date:			17-Jun-2008

	Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
	1	DISTRIBUTION OF DIVIDENDS		For	35020	0	0	0
	2	DIRECTOR		For
		1	SATOSHI AOKI		35020	0	0	0
		2	TAKEO FUKUI		35020	0	0	0
		3	KOICHI KONDO		35020	0	0	0
		4	ATSUYOSHI HYOGO		35020	0	0	0
		5	MIKIO YOSHIMI		35020	0	0	0
		6	TAKANOBU ITO		35020	0	0	0
		7	MASAAKI KATO		35020	0	0	0
		8	AKIRA TAKANO		35020	0	0	0
		9	SHIGERU TAKAGI		35020	0	0	0
		10	TETSUO IWAMURA		35020	0	0	0
		11	TATSUHIRO OYAMA		35020	0	0	0
		12	FUMIHIKO IKE		35020	0	0	0
		13	SATORU KISHI		35020	0	0	0
		14	KENSAKU HOGEN		35020	0	0	0
		15	HIROYUKI YOSHINO		35020	0	0	0
		16	SHO MINEKAWA		35020	0	0	0
		17	AKIO HAMADA		35020	0	0	0
		18	MASAYA YAMASHITA		35020	0	0	0
		19	HIROSHI SODA		35020	0	0	0
		20	TAKUJI YAMADA		35020	0	0	0
		21	YOICHI HOJO		35020	0	0	0
	3	ELECTION OF CORPORATE AUDITOR: FUMIHIKO		For	35020	0	0	0
		SAITO
	4	ELECTION OF CORPORATE AUDITOR: TORU ONDA		For	35020	0	0	0
	5	PAYMENT OF BONUS TO DIRECTORS AND		For	35020	0	0	0
		CORPORATE AUDITORS FOR THE 84TH FISCAL YEAR
	6	PAYMENT OF RETIREMENT ALLOWANCE TO RETIRING		For	35020	0	0	0
		DIRECTORS AND CORPORATE AUDITORS FOR THEIR
		RESPECTIVE SERVICES AND PAYMENT OF
		RETIREMENT ALLOWANCE TO DIRECTORS AND
		CORPORATE AUDITORS IN RELATION TO THE
		ABOLITION OF THE SYSTEM OF PAYMENT OF
		RETIREMENT ALLOWANCE
	7	REVISION OF AMOUNTS OF REMUNERATION PAYABLE		For	35020	0	0	0
		TO DIRECTORS AND CORPORATE AUDITORS
	8	PARTIAL AMENDMENT TO THE ARTICLES OF		For	35020	0	0	0
		INCORPORATION

TOYOTA MOTOR CORPORATION

Cusip/Sedol:			2898957			Meeting Type:		Annual

Ticker:			TM			Meeting Date:		24-Jun-2008

ISIN			US8923313071			Vote Deadline Date:		17-Jun-2008

Agenda			932925475	Management		Total Ballot Shares:		9780

Last Vote Date:			17-Jun-2008

	Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
	1	DISTRIBUTION OF SURPLUS		None	9780	0	0	0
	2	ELECTION OF 30 DIRECTORS		None	9780	0	0	0
	3	ISSUANCE OF STOCK ACQUISITION RIGHTS FOR THE		None	9780	0	0	0
		PURPOSE OF GRANTING STOCK OPTIONS
	4	ACQUISITION OF OWN SHARES		None	9780	0	0	0
	5	PAYMENT OF THE FINAL RETIREMENT BONUS TO		None	9780	0	0	0
		CORPORATE AUDITORS DUE TO THE ABOLISHMENT
		OF THE RETIREMENT BONUS SYSTEM FOR
		CORPORATE AUDITORS
	6	REVISION TO THE AMOUNT OF REMUNERATION FOR		None	9780	0	0	0
		CORPORATE AUDITORS
	7	PAYMENT OF EXECUTIVE BONUSES		None	9780	0	0	0

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) GUINNESS ATKINSON FUNDS

By (Signature and Title)         /s/ James J. Atkinson, Jr.
James J. Atkinson, Jr.
Principal Executive Officer

Date 8/26/08